UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares MSCI Argentina and Global Exposure ETF | AGT | Cboe BZX

▶	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ

▶	iShares MSCI China ETF | MCHI | NASDAQ

▶	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca

▶	iShares MSCI Indonesia ETF | EIDO | NYSE Arca

▶	iShares MSCI Peru ETF | EPU | NYSE Arca

▶	iShares MSCI Philippines ETF | EPHE | NYSE Arca

▶	iShares MSCI Poland ETF | EPOL | NYSE Arca

▶	iShares MSCI Qatar ETF | QAT | NASDAQ

▶	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca

▶	iShares MSCI UAE ETF | UAE | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Argentina and Global Exposure ETF

Investment Objective

The iShares MSCI Argentina and Global Exposure ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Argentina, as represented by the MSCI All Argentina 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.91%	(23.06)%	(1.22)%	(23.06)%	(2.25)%
Fund Market	9.26	(22.80)	(1.25)	(22.80)	(2.29)
Index	9.24	(22.65)	(1.47)	(22.65)	(2.70)

The inception date of the Fund was 4/25/17. The first day of secondary market trading was 4/27/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,089.10	$3.06		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	29.2%
Energy	21.8
Financials	15.3
Consumer Staples	8.4
Utilities	6.4
Materials	6.1
Information Technology	4.4
Communication Services	4.0
Real Estate	3.1
Industrials	1.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Argentina	50.9%
United States	24.5
Italy	13.7
Chile	6.1
Canada	4.0
United Kingdom	0.8

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Brazil Small-Cap ETF

Investment Objective

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	38.10%	(4.51)%	1.16%	(2.37)%	(4.51)%	5.94%	(18.30)%
Fund Market	36.65	(4.53)	1.18	(2.39)	(4.53)	6.03	(18.43)
Index	38.63	(3.50)	1.64	(1.89)	(3.50)	8.46	(14.82)

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,381.00	$3.48		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	28.7%
Utilities	21.8
Industrials	10.3
Materials	9.0
Health Care	8.3
Information Technology	4.8
Consumer Staples	4.7
Real Estate	4.5
Financials	4.0
Communication Services	2.6
Energy	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
CVC Brasil Operadora e Agencia de Viagens SA	4.6%
Estacio Participacoes SA	4.3
Bradespar SA (Preferred)	4.0
Transmissora Alianca de Energia Eletrica SA	3.3
EDP - Energias do Brasil SA	3.1
Metalurgica Gerdau SA (Preferred)	2.8
Banco do Estado do Rio Grande do Sul SA (Preferred), Class B	2.8
Cia. Energetica de Sao Paulo (Preferred), Class B	2.7
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.7
TOTVS SA	2.7

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI China ETF

Investment Objective

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.86%	(11.85)%	7.98%	4.62%	(11.85)%	46.82%	43.05%
Fund Market	0.88	(11.01)	8.12	4.60	(11.01)	47.76	42.86
Index	1.13	(11.47)	8.53	5.17	(11.47)	50.59	49.04

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,008.60	$2.94		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communication Services	25.5%
Financials	23.0
Consumer Discretionary	22.6
Industrials	5.5
Real Estate	5.3
Energy	5.0
Information Technology	3.0
Health Care	2.9
Utilities	2.8
Consumer Staples	2.3
Materials	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tencent Holdings Ltd.	14.3%
Alibaba Group Holding Ltd.	13.9
China Construction Bank Corp., Class H	5.0
China Mobile Ltd.	3.8
Ping An Insurance Group Co. of China Ltd., Class H	3.2
Industrial & Commercial Bank of China Ltd., Class H	3.1
Baidu Inc.	2.6
Bank of China Ltd., Class H	2.1
CNOOC Ltd.	1.8
China Petroleum & Chemical Corp., Class H	1.3

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI China Small-Cap ETF

Investment Objective

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.45)%	(10.26)%	2.44%	1.57%	(10.26)%	12.81%	14.06%
Fund Market	(2.08)	(8.98)	2.75	1.70	(8.98)	14.52	15.21
Index	(2.88)	(11.46)	1.28	0.74	(11.46)	6.56	6.45

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$975.50	$2.89		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	22.8%
Real Estate	16.5
Information Technology	11.8
Industrials	11.1
Materials	8.8
Health Care	8.7
Communication Services	6.9
Utilities	5.6
Financials	2.9
Consumer Staples	2.9
Energy	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
LiNing Co. Ltd.	3.1%
IGG Inc.	1.6
Chinasoft International Ltd.	1.6
GCL-Poly Energy Holdings Ltd.	1.4
Yuexiu REIT	1.3
Renhe Commercial Holdings Co. Ltd.	1.3
China Grand Pharmaceutical and Healthcare Holdings Ltd.,
Class A	1.3
Fanhua Inc.	1.2
China Aoyuan Group Ltd.	1.2
Genertec Universal Medical Group Co. Ltd.	1.1

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Indonesia ETF

Investment Objective

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	10.82%	(7.90)%	1.66%	2.52%	(7.90)%	8.57%	24.60%
Fund Market	10.31	(8.34)	1.64	2.37	(8.34)	8.49	23.00
Index	11.04	(7.56)	2.14	3.01	(7.56)	11.18	29.92

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,108.20	$3.08		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	38.2%
Consumer Staples	16.9
Communication Services	11.7
Consumer Discretionary	10.1
Materials	7.6
Energy	5.3
Real Estate	3.6
Industrials	3.3
Health Care	1.8
Utilities	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank Central Asia Tbk PT	12.8%
Bank Rakyat Indonesia Persero Tbk PT	10.7
Telekomunikasi Indonesia Persero Tbk PT	9.8
Astra International Tbk PT	7.2
Bank Mandiri Persero Tbk PT	6.4
Unilever Indonesia Tbk PT	4.1
Bank Negara Indonesia Persero Tbk PT	3.8
Charoen Pokphand Indonesia Tbk PT	3.0
United Tractors Tbk PT	2.5
Gudang Garam Tbk PT	2.4

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® MSCI Peru ETF

The iShares MSCI Peru ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.24%	(7.32)%	4.66%	6.62%	(7.32)%	25.57%	86.14%
Fund Market	4.95	(6.30)	4.84	6.68	(6.30)	26.64	87.22
Index	3.65	(7.12)	5.37	7.30	(7.12)	29.90	98.09

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,032.40	$2.97		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Materials	45.9%
Financials	31.3
Consumer Staples	10.1
Industrials	5.2
Utilities	3.9
Consumer Discretionary	2.6
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Credicorp Ltd.	22.9%
Cia. de Minas Buenaventura SAA	10.6
Southern Copper Corp.	10.3
Alicorp SAA	4.8
InRetail Peru Corp.	4.7
Intercorp Financial Services Inc.	4.6
Pan American Silver Corp.	4.0
Hochschild Mining PLC	3.7
Ferreycorp SAA	3.6
Minsur SA	3.5

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares MSCI Philippines ETF

Investment Objective

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.40%	(7.01)%	0.53%	4.53%	(7.01)%	2.68%	45.21%
Fund Market	2.01	(7.00)	0.28	4.40	(7.00)	1.42	43.76
Index	2.75	(6.42)	1.17	5.09	(6.42)	5.98	51.86

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,024.00	$2.96		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	26.5%
Real Estate	26.5
Industrials	23.6
Consumer Discretionary	6.0
Utilities	5.9
Consumer Staples	4.6
Communication Services	4.6
Energy	1.1
Materials	1.0
Information Technology	0.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
SM Prime Holdings Inc	11.7%
Ayala Land Inc.	9.8
BDO Unibank Inc.	7.6
Ayala Corp.	7.0
SM Investments Corp.	6.8
JG Summit Holdings Inc	5.7
Jollibee Foods Corp.	4.0
Metropolitan Bank & Trust Co.	3.7
Aboitiz Equity Ventures Inc.	3.6
Universal Robina Corp.	3.6

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2019	iShares® MSCI Poland ETF

Investment Objective

The iShares MSCI Poland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.29)%	(10.19)%	(3.32)%	2.69%	(10.19)%	(15.52)%	26.22%
Fund Market	(2.11)	(9.97)	(3.32)	2.63	(9.97)	(15.54)	25.56
Index	(2.24)	(10.26)	(3.14)	2.95	(10.26)	(14.73)	29.08

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/ 01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$977.10	$3.14	$1,000.00	$1,021.60	$3.21	0.64%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	42.9%
Energy	20.0
Communication Services	9.7
Materials	8.0
Utilities	6.7
Consumer Discretionary	6.2
Consumer Staples	2.8
Industrials	1.7
Information Technology	1.7
Health Care	0.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	12.7%
Polski Koncern Naftowy ORLEN SA	11.7
Powszechny Zaklad Ubezpieczen SA	9.4
Bank Polska Kasa Opieki SA	7.1
KGHM Polska Miedz SA	4.7
CD Projekt SA	4.6
Polskie Gornictwo Naftowe i Gazownictwo SA	4.5
Santander Bank Polska SA	4.4
LPP SA	4.1
PGE Polska Grupa Energetyczna SA	3.9

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Qatar ETF

Investment Objective

The iShares MSCI Qatar ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.03%	20.77%	(2.29)%	20.77%	(10.60)%
Fund Market	2.32	20.77	(2.43)	20.77	(11.23)
Index	4.27	21.93	(1.69)	21.93	(7.91)

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.30	$2.98		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	50.6%
Industrials	18.6
Real Estate	11.4
Communication Services	5.7
Energy	5.1
Utilities	4.4
Materials	1.5
Health Care	1.4
Consumer Staples	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Qatar National Bank QPSC	23.7%
Industries Qatar QSC	12.1
Qatar Islamic Bank SAQ	8.6
Qatar Electricity & Water Co. QSC	4.4
Commercial Bank PQSC (The)	4.4
Ezdan Holding Group QSC	4.3
Masraf Al Rayan QSC	4.2
Barwa Real Estate Co.	4.2
Qatar Gas Transport Co. Ltd.	3.9
Ooredoo QPSC	3.5

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2019	iShares® MSCI Saudi Arabia ETF

Investment Objective

The iShares MSCI Saudi Arabia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index .

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.79%	21.08%	9.62%	21.08%	37.33%
Fund Market	9.53	22.60	9.89	22.60	38.50
Index	8.12	21.83	10.52	21.83	41.30

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,077.90	$3.81	$1,000.00	$1,021.10	$3.71	0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	43.3%
Materials	32.6
Communication Services	6.8
Consumer Staples	5.4
Consumer Discretionary	3.7
Utilities	2.5
Health Care	2.2
Real Estate	2.2
Other (each representing less than 1%)	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Saudi Basic Industries Corp.	15.0%
Al Rajhi Bank	13.2
National Commercial Bank	10.3
Samba Financial Group	4.5
Saudi Telecom Co.	4.5
Riyad Bank	4.3
Saudi Arabian Mining Co.	3.7
Alinma Bank	3.0
Almarai Co. JSC	2.7
Yanbu National Petrochemical Co.	2.5

(a)	Excludes money market funds.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI UAE ETF

Investment Objective

The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.94)%	(9.80)%	(7.28)%	(9.80)%	(30.64)%
Fund Market	(4.91)	(7.71)	(7.00)	(7.71)	(29.60)
Index	(7.58)	(10.07)	(6.92)	(10.07)	(29.32)

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$930.60	$2.82	$1,000.00	$1,021.90	$2.96	0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	46.8%
Real Estate	15.1
Communication Services	14.4
Industrials	12.5
Health Care	4.3
Energy	4.3
Consumer Discretionary	1.5
Consumer Staples	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
First Abu Dhabi Bank PJSC	20.9%
Emirates Telecommunications Group Co. PJSC	14.3
Abu Dhabi Commercial Bank PJSC	8.4
Emaar Properties PJSC	4.9
Aldar Properties PJSC	4.5
Union National Bank PJSC	4.4
DP World Ltd.	4.4
Dubai Islamic Bank PJSC	4.3
NMC Health PLC	4.3
Dana Gas PJSC	2.8

F U N D S U M M A R Y	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 50.8%
Adecoagro SA(a)	78,705	$559,593
Arcos Dorados Holdings Inc., Class A	92,901	770,149
Banco Macro SA, ADR	19,395	979,447
BBVA Banco Frances SA, ADR	50,315	557,490
Central Puerto SA, ADR	54,651	557,440
Corp. America Airports SA(a)(b)	39,149	309,669
Cresud SACIF y A, ADR(a)	31,972	398,691
Despegar.com Corp.(a)(b)	20,655	371,583
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	4,012	106,278
Globant SA(a)	15,572	1,072,755
Grupo Financiero Galicia SA, ADR	56,505	1,727,358
Grupo Supervielle SA, ADR	47,169	420,747
IRSA Inversiones y Representaciones SA, ADR(a)	24,784	339,789
Loma Negra Cia Industrial Argentina SA, ADR(a)	45,224	507,866
Pampa Energia SA, ADR(a)	27,578	878,635
Telecom Argentina SA, ADR	64,561	961,313
Transportadora de Gas del Sur SA, Class B, ADR	51,696	751,143
YPF SA, ADR	71,348	1,008,861

		12,278,807

Canada — 4.0%
Pan American Silver Corp.	29,346	391,726
SSR Mining Inc.(a)	41,163	570,718

		962,444

Chile — 3.9%
Cencosud SA	228,042	425,212
Cia. Cervecerias Unidas SA	36,464	516,479

		941,691

Italy — 13.7%
Tenaris SA	247,914	3,311,377

United Kingdom — 0.8%
IOX Investments Ltd.(a)	616,161	7,751
Phoenix Global Resources PLC(a)	586,006	183,170

		190,921

Security	Shares	Value

United States — 24.5%
MercadoLibre Inc.(a)	12,892	$5,914,721

Total Common Stocks — 97.7% (Cost: $30,110,593)		23,599,961

Preferred Stocks

Chile — 2.2%
Embotelladora Andina SA, Class B, Preference Shares	140,848	528,052

Total Preferred Stocks — 2.2% (Cost: $565,505)		528,052

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.62%(c)(d)(e)	152,968	153,029
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.33%(c)(d)	803	803

		153,832

Total Short-Term Investments — 0.7% (Cost: $153,804)		153,832

Total Investments in Securities — 100.6% (Cost: $30,829,902)		24,281,845

Other Assets, Less Liabilities — (0.6)%		(133,502)

Net Assets — 100.0%		$24,148,343

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	309,671	(156,703)	152,968	$153,029	$2,156	(b)	$158	$(33)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,728	(24,925)	803	803	177		—	—

				$153,832	$2,333		$158	$(33)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,592,210	$7,751	$—	$23,599,961
Preferred Stocks	528,052	—	—	528,052
Money Market Funds	153,832	—	—	153,832

	$24,274,094	$7,751	$—	$24,281,845

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 1.2%
Mahle-Metal Leve SA	80,500	$565,180
Tupy SA	115,000	564,229

		1,129,409

Banks — 0.0%
Banco ABC Brasil SA(a)	4,705	22,708

Commercial Services & Supplies — 0.9%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	149,561	785,243

Diversified Consumer Services — 5.5%
Anima Holding SA	69,000	344,425
Estacio Participacoes SA	540,537	3,970,880
Ser Educacional SA(b)	138,053	698,686

		5,013,991

Electric Utilities — 9.4%
Alupar Investimento SA	299,072	1,822,224
EDP - Energias do Brasil SA	621,000	2,864,689
Light SA	172,500	913,039
Transmissora Alianca de Energia Eletrica SA	460,000	3,061,556

		8,661,508

Food Products — 4.7%
Camil Alimentos SA	299,000	573,244
Marfrig Global Foods SA(a)	448,500	657,756
Minerva SA(a)	207,000	352,153
Sao Martinho SA	333,500	1,670,057
SLC Agricola SA	97,700	1,068,636

		4,321,846

Health Care Providers & Services — 8.3%
Alliar Medicos A Frente SA(a)	115,000	484,501
Fleury SA	391,000	2,085,194
Instituto Hermes Pardini SA	103,500	528,781
Odontoprev SA	552,000	2,443,357
Qualicorp Consultoria e Corretora de Seguros SA	494,500	2,042,479

		7,584,312

Hotels, Restaurants & Leisure — 6.2%
BK Brasil Operacao e Assessoria a Restaurantes SA	253,000	1,495,636
CVC Brasil Operadora e Agencia de Viagens SA	271,200	4,223,207

		5,718,843

Household Durables — 5.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	540,500	2,464,516
Ez Tec Empreendimentos e Participacoes SA	115,053	818,202
MRV Engenharia e Participacoes SA	598,000	2,167,008

		5,449,726

Independent Power and Renewable Electricity Producers — 2.9%
AES Tiete Energia SA	333,500	1,035,115
Eneva SA(a)	230,000	1,146,244
Omega Geracao SA	92,000	487,935

		2,669,294

Insurance — 0.4%
Wiz Solucoes e Corretagem de Seguros SA	149,500	358,377

Machinery — 1.4%
Iochpe Maxion SA	218,507	1,265,508

Media — 2.6%
Multiplus SA	97,300	691,952

Security	Shares	Value

Media (continued)
Smiles Fidelidade SA	129,595	$1,658,705

		2,350,657

Oil, Gas & Consumable Fuels — 1.3%
Dommo Energia SA(a)	2,472,500	586,767
QGEP Participacoes SA	161,000	567,541

		1,154,308

Paper & Forest Products — 2.2%
Duratex SA	644,000	2,026,318

Real Estate Management & Development — 4.5%
Aliansce Shopping Centers SA	149,500	801,266
BR Properties SA	253,000	590,969
Iguatemi Empresa de Shopping Centers SA	184,007	2,060,741
LOG Commercial Properties e Participacoes SA(a)	46,092	214,713
Sonae Sierra Brasil SA	57,900	476,910

		4,144,599

Road & Rail — 1.9%
Cosan Logistica SA(a)	287,584	1,155,627
Movida Participacoes SA	195,500	604,707

		1,760,334

Software — 4.8%
Linx SA	253,000	1,924,021
TOTVS SA	253,046	2,459,443

		4,383,464

Specialty Retail — 1.4%
Via Varejo SA	1,069,500	1,306,129

Textiles, Apparel & Luxury Goods — 6.4%
Arezzo Industria e Comercio SA	94,948	1,366,400
Cia. Hering	287,500	2,314,412
Grendene SA	552,000	1,276,139
Guararapes Confeccoes SA	15,420	600,888
Vulcabras Azaleia SA(a)	172,500	366,136

		5,923,975

Transportation Infrastructure — 2.1%
EcoRodovias Infraestrutura e Logistica SA	460,000	1,388,494
Santos Brasil Participacoes SA	552,000	554,907

		1,943,401

Water Utilities — 2.4%
Cia. de Saneamento de Minas Gerais-COPASA	130,870	2,161,828

Total Common Stocks — 76.4% (Cost: $54,621,090)		70,135,778

Preferred Stocks

Airlines — 1.7%
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	218,500	1,553,286

Banks — 3.6%
Banco ABC Brasil SA, Preference Shares, NVS	161,037	784,950
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	379,500	2,529,831

		3,314,781

Electric Utilities — 2.5%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	23,300	341,711
Cia. Paranaense de Energia, Preference Shares, NVS	207,000	1,972,716

		2,314,427

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 1.1%
Cia. de Gas de Sao Paulo - COMGAS, Class A, Preference Shares, NVS	48,610	$1,050,943

Independent Power and Renewable Electricity Producers — 2.7%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	391,000	2,512,659

Machinery — 2.3%
Marcopolo SA, Preference Shares, NVS	1,046,514	1,130,160
Randon SA Implemetos e Participacoes, Preference Shares, NVS	379,550	976,643

		2,106,803

Metals & Mining — 6.8%
Bradespar SA, Preference Shares, NVS	471,593	3,624,108
Metalurgica Gerdau SA, Preference Shares, NVS	1,345,500	2,576,011

		6,200,119

Textiles, Apparel & Luxury Goods — 1.9%
Alpargatas SA, Preference Shares, NVS	333,500	1,705,628

Water Utilities — 0.6%
Cia. de Saneamento do Parana, Preference Shares, NVS	149,500	545,340

Total Preferred Stocks — 23.2% (Cost: $12,843,119)		21,303,986

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	96,656	$96,656

Total Short-Term Investments — 0.1% (Cost: $96,656)		96,656

Total Investments in Securities — 99.7% (Cost: $67,560,865)		91,536,420

Other Assets, Less Liabilities — 0.3%		285,727

Net Assets — 100.0%		$91,822,147

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	30,183	66,473	96,656	$96,656	$982	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$70,135,778	$—	$—	$70,135,778
Preferred Stocks	21,303,986	—	—	21,303,986
Money Market Funds	96,656	—	—	96,656

	$91,536,420	$—	$—	$91,536,420

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AviChina Industry & Technology Co. Ltd., Class H(a)	5,400,000	$3,831,690

Air Freight & Logistics — 0.4%
Sinotrans Ltd., Class H	5,400,000	2,538,409
ZTO Express Cayman Inc., ADR	804,240	15,988,291

		18,526,700

Airlines — 0.3%
Air China Ltd., Class H	5,040,000	5,444,623
China Eastern Airlines Corp. Ltd., Class A	1,260,096	1,099,140
China Eastern Airlines Corp. Ltd., Class H	2,880,000	1,838,110
China Southern Airlines Co. Ltd., Class H	5,040,000	4,115,570

		12,497,443

Auto Components — 0.3%
China First Capital Group Ltd.(b)	8,640,000	3,830,314
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,440,800	5,148,467
Nexteer Automotive Group Ltd.	2,160,000	3,076,359

		12,055,140

Automobiles — 1.6%
BAIC Motor Corp. Ltd., Class H(c)	4,680,000	2,975,006
Brilliance China Automotive Holdings Ltd.(a)	7,920,000	7,758,771
BYD Co. Ltd., Class A	108,072	879,885
BYD Co. Ltd., Class H(a)	1,620,000	10,360,009
Chongqing Changan Automobile Co. Ltd., Class A	540,007	687,994
Dongfeng Motor Group Co. Ltd., Class H	7,200,000	7,658,794
Geely Automobile Holdings Ltd.(a)	12,600,000	23,659,711
Great Wall Motor Co. Ltd., Class H(a)	8,100,000	5,933,272
Guangzhou Automobile Group Co. Ltd., Class H	8,028,400	9,869,558
SAIC Motor Corp. Ltd., Class A	360,087	1,523,131

		71,306,131

Banks — 14.2%
Agricultural Bank of China Ltd., Class A	3,602,000	2,044,390
Agricultural Bank of China Ltd., Class H	73,800,000	35,349,691
Bank of Beijing Co. Ltd., Class A	1,513,200	1,451,001
Bank of China Ltd., Class A	3,024,600	1,734,745
Bank of China Ltd., Class H	201,240,000	93,828,938
Bank of Communications Co. Ltd., Class A	2,594,000	2,479,627
Bank of Communications Co. Ltd., Class H	20,880,200	17,529,175
Bank of Jiangsu Co. Ltd., Class A	1,188,679	1,260,548
Bank of Ningbo Co. Ltd., Class A	351,083	1,012,054
Bank of Shanghai Co. Ltd., Class A	612,680	1,125,577
China CITIC Bank Corp. Ltd., Class H	23,040,800	14,969,564
China Construction Bank Corp., Class A	683,790	733,303
China Construction Bank Corp., Class H	245,520,000	218,315,065
China Everbright Bank Co. Ltd., Class A	3,169,400	2,002,414
China Everbright Bank Co. Ltd., Class H	4,320,000	2,069,250
China Merchants Bank Co. Ltd., Class A	864,094	4,096,419
China Merchants Bank Co. Ltd., Class H	9,900,150	45,403,119
China Minsheng Banking Corp. Ltd., Class A	2,702,615	2,635,930
China Minsheng Banking Corp. Ltd., Class H	14,040,160	10,838,922
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,480,000	4,053,199
Huaxia Bank Co. Ltd., Class A	900,094	1,118,530
Industrial & Commercial Bank of China Ltd., Class A	2,664,600	2,288,423
Industrial & Commercial Bank of China Ltd., Class H	176,400,000	135,730,337
Industrial Bank Co. Ltd., Class A	1,008,200	2,689,457
Ping An Bank Co. Ltd., Class A	792,299	1,462,662
Postal Savings Bank of China Co. Ltd., Class H(c)	19,440,000	11,639,532

Security	Shares	Value

Banks (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	1,332,086	$2,335,806

		620,197,678

Beverages — 0.6%
China Resources Beer Holdings Co. Ltd.	3,600,000	13,414,354
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	63,097	1,046,559
Kweichow Moutai Co. Ltd., Class A	47,381	5,343,101
Luzhou Laojiao Co. Ltd., Class A	108,000	826,550
Tsingtao Brewery Co. Ltd., Class H	930,000	3,945,196
Wuliangye Yibin Co. Ltd., Class A	172,295	1,839,989

		26,415,749

Biotechnology — 0.1%
3SBio Inc.(a)(c)	3,240,000	5,357,487

Capital Markets — 2.2%
China Cinda Asset Management Co. Ltd., Class H	23,040,000	6,692,043
China Ding Yi Feng Holdings Ltd.(b)	2,256,000	7,271,115
China Everbright Ltd.	2,880,000	5,818,849
China Galaxy Securities Co. Ltd., Class H	9,000,000	6,122,449
China Huarong Asset Management Co. Ltd., Class H(c)	25,920,000	5,943,591
China International Capital Corp. Ltd., Class H(c)	2,736,000	6,357,441
China Merchants Securities Co. Ltd., Class A	468,053	1,226,898
CITIC Securities Co. Ltd., Class A	792,075	2,781,348
CITIC Securities Co. Ltd., Class H	5,400,000	13,084,155
GF Securities Co. Ltd., Class H	3,888,000	6,557,762
Guotai Junan Securities Co. Ltd., Class A	684,000	1,993,195
Guotai Junan Securities Co. Ltd., Class H(c)	1,152,000	2,565,283
Haitong Securities Co. Ltd., Class A	323,960	614,998
Haitong Securities Co. Ltd., Class H	8,640,000	11,468,929
Huatai Securities Co. Ltd., Class A	355,293	1,221,068
Huatai Securities Co. Ltd., Class H(c)	4,104,000	8,312,772
Noah Holdings Ltd., ADR(a)(b)	72,360	4,178,790
Orient Securities Co. Ltd./China, Class A	540,064	989,752
Shenwan Hongyuan Group Co. Ltd., Class A	2,196,097	1,804,059

		95,004,497

Chemicals — 0.1%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,920,000	4,015,593

Commercial Services & Supplies — 0.4%
China Everbright International Ltd.(a)	8,640,148	8,453,252
Country Garden Services Holdings Co. Ltd.(b)	2,520,000	4,147,673
Greentown Service Group Co. Ltd.	2,880,000	2,626,920

		15,227,845

Communications Equipment — 0.2%
BYD Electronic International Co. Ltd.(a)	1,801,000	2,303,503
ZTE Corp., Class A(b)	104,700	466,014
ZTE Corp., Class H(b)	1,987,840	5,938,349

		8,707,866

Construction & Engineering — 1.0%
China Communications Construction Co. Ltd., Class H	11,520,000	12,415,501
China Railway Construction Corp. Ltd., Class A	534,300	909,759
China Railway Construction Corp. Ltd., Class H	5,040,000	7,255,217
China Railway Group Ltd., Class H	9,720,000	9,633,570
China State Construction Engineering Corp. Ltd., Class A	1,980,039	1,818,802
China State Construction International Holdings Ltd.	5,040,000	5,329,053
Metallurgical Corp. of China Ltd., Class A	1,872,000	973,019
Metallurgical Corp. of China Ltd., Class H	6,840,000	2,004,127
Sinopec Engineering Group Co. Ltd., Class H	3,420,000	3,106,398

		43,445,446

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction Materials — 0.8%
Anhui Conch Cement Co. Ltd., Class A	246,900	$1,307,296
Anhui Conch Cement Co. Ltd., Class H	3,060,000	17,502,866
BBMG Corp., Class H	6,840,000	2,509,516
China National Building Material Co. Ltd., Class H	10,080,000	8,025,682
China Resources Cement Holdings Ltd.	6,480,000	6,901,170

		36,246,530
Diversified Consumer Services — 1.4%
New Oriental Education & Technology Group Inc., ADR(b)	365,400	29,984,724
TAL Education Group, ADR(b)	910,080	32,398,848

		62,383,572

Diversified Financial Services — 0.1%
Far East Horizon Ltd.	5,760,000	6,427,883

Diversified Telecommunication Services — 1.6%
China Communications Services Corp. Ltd., Class H	5,760,800	5,790,302
China Telecom Corp. Ltd., Class H	35,280,000	19,101,124
China Tower Corp. Ltd., Class H(b)(c)	101,520,000	24,055,033
China Unicom Hong Kong Ltd.	15,840,000	18,786,517

		67,732,976
Electrical Equipment — 0.4%
Fullshare Holdings Ltd.(a)	19,535,000	3,907,099
NARI Technology Co. Ltd., Class A	319,489	881,849
Shanghai Electric Group Co. Ltd., Class H	7,920,000	2,936,024
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	324,008	668,806
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,368,000	1,568,448
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,404,000	7,878,698

		17,840,924
Electronic Equipment, Instruments & Components — 1.1%
AAC Technologies Holdings Inc.	1,800,000	10,697,088
BOE Technology Group Co. Ltd., Class A	2,052,000	1,247,407
China Railway Signal & Communication Corp. Ltd., Class H(c)	3,960,000	3,279,064
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	468,095	2,412,068
Kingboard Holdings Ltd.	1,800,000	6,305,893
Kingboard Laminates Holdings Ltd.	2,880,000	3,529,466
Sunny Optical Technology Group Co. Ltd.(a)	1,872,000	22,178,400

		49,649,386
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,756,000	4,707,651

Entertainment — 1.5%
Alibaba Pictures Group Ltd.(a)(b)	36,000,000	6,649,851
iQIYI Inc., ADR(b)	319,680	8,682,509
NetEase Inc., ADR	199,080	44,438,638
Tencent Music Entertainment Group, ADR(b)	229,320	4,132,346

		63,903,344
Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd.	6,120,000	6,221,509
Yonghui Superstores Co. Ltd., Class A	684,041	883,760

		7,105,269
Food Products — 1.2%
China Agri-Industries Holdings Ltd.	5,760,000	2,047,237
China Huishan Dairy Holdings Co. Ltd.(b)(d)	1,366,667	3,482
China Mengniu Dairy Co. Ltd.	7,200,000	22,242,605
Dali Foods Group Co. Ltd.(c)	5,400,000	3,680,349

Security	Shares	Value
Food Products (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	108,054	$1,237,540
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	315,098	1,272,591
Tingyi Cayman Islands Holding Corp.	5,040,000	6,998,395
Uni-President China Holdings Ltd.	3,240,000	2,885,118
Want Want China Holdings Ltd.(a)	12,960,000	10,450,814
Yihai International Holding Ltd.	1,080,000	3,412,061

		54,230,192
Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,260,000	7,391,654
China Gas Holdings Ltd.	4,536,000	14,908,507
China Resources Gas Group Ltd.	2,160,000	9,383,169
ENN Energy Holdings Ltd.	2,016,000	20,802,568
Towngas China Co. Ltd.	2,520,000	2,009,631

		54,495,529
Health Care Equipment & Supplies — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,760,000	5,004,357

Health Care Providers & Services — 0.4%
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	216,028	558,204
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	360,058	990,600
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,980,000	4,449,438
Sinopharm Group Co. Ltd., Class H	3,024,000	13,444,623

		19,442,865
Health Care Technology — 0.2%
Alibaba Health Information Technology Ltd.(b)	9,360,000	9,598,716

Hotels, Restaurants & Leisure — 1.2%
China International Travel Service Corp. Ltd., Class A	108,085	1,029,965
China Travel International Investment Hong Kong Ltd.	5,760,000	1,709,700
Huazhu Group Ltd., ADR(a)	334,080	11,716,185
Yum China Holdings Inc.	921,600	38,449,152

		52,905,002
Household Durables — 0.3%
Gree Electric Appliances Inc. of Zhuhai, Class A	172,293	1,152,875
Haier Electronics Group Co. Ltd.	3,240,000	9,658,335
Midea Group Co. Ltd., Class A	281,957	2,012,174
Qingdao Haier Co. Ltd., Class A	360,288	886,836

		13,710,220
Independent Power and Renewable Electricity Producers — 1.0%
CGN Power Co. Ltd., Class H(c)	27,360,000	7,214,859
China Longyuan Power Group Corp. Ltd., Class H	8,280,000	6,181,151
China National Nuclear Power Co. Ltd., Class A	972,064	869,677
China Power International Development Ltd.	11,160,000	2,814,951
China Resources Power Holdings Co. Ltd.	5,040,000	9,553,772
China Yangtze Power Co. Ltd., Class A	684,088	1,665,467
Datang International Power Generation Co. Ltd., Class H	7,920,000	2,199,496
Huadian Power International Corp. Ltd., Class H	4,320,000	1,893,144
Huaneng Power International Inc., Class H	10,800,000	6,659,023
Huaneng Renewables Corp. Ltd., Class H	12,240,000	3,726,668

		42,778,208
Industrial Conglomerates — 0.8%
CITIC Ltd.	15,120,000	22,998,395
Fosun International Ltd.	6,480,000	10,665,444
Shanghai Industrial Holdings Ltd.	1,440,000	3,228,617

		36,892,456

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance — 6.5%
China Life Insurance Co. Ltd., Class H	19,080,000	$52,501,720
China Pacific Insurance Group Co. Ltd., Class A	324,353	1,648,119
China Pacific Insurance Group Co. Ltd., Class H	6,624,000	24,935,565
China Reinsurance Group Corp., Class H	13,680,000	3,154,322
China Taiping Insurance Holdings Co. Ltd.	4,104,124	12,704,809
New China Life Insurance Co. Ltd., Class A	104,670	784,181
New China Life Insurance Co. Ltd., Class H	2,052,000	9,933,502
People’s Insurance Co. Group of China Ltd. (The), Class H	19,080,000	8,653,061
PICC Property & Casualty Co. Ltd., Class H	18,000,462	21,555,243
Ping An Insurance Group Co. of China Ltd., Class A	468,099	4,894,792
Ping An Insurance Group Co. of China Ltd., Class H	13,320,000	140,245,357
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	612,000	2,299,931

		283,310,602
Interactive Media & Services — 18.6%
58.com Inc., ADR(a)(b)	240,840	17,559,645
Autohome Inc., ADR(a)(b)	150,120	14,118,786
Baidu Inc., ADR(a)(b)	708,480	115,156,339
Momo Inc., ADR(a)(b)	371,520	12,323,318
SINA Corp./China(b)	165,240	11,132,219
Tencent Holdings Ltd.	14,616,000	625,245,586
Weibo Corp., ADR(a)(b)	140,040	10,117,890
YY Inc., ADR(b)	126,360	8,908,380

		814,562,163
Internet & Direct Marketing Retail — 16.6%
Alibaba Group Holding Ltd., ADR(a)(b)	3,318,480	607,381,394
Baozun Inc., ADR(a)(b)	94,680	3,545,766
Ctrip.com International Ltd., ADR(b)	1,046,520	35,717,728
JD.com Inc., ADR(a)(b)	1,872,360	51,883,096
Meituan Dianping, Class B(b)	828,000	6,423,756
Pinduoduo Inc., ADR(b)	487,800	14,604,732
Vipshop Holdings Ltd., ADR(b)	1,117,080	8,020,634

		727,577,106
IT Services — 0.3%
GDS Holdings Ltd., ADR(b)	151,560	5,042,401
TravelSky Technology Ltd., Class H	2,520,000	7,303,371

		12,345,772
Life Sciences Tools & Services — 0.4%
Genscript Biotech Corp.(a)(b)	2,160,000	4,039,441
Wuxi Biologics Cayman Inc.(b)(c)	1,260,000	11,958,266

		15,997,707
Machinery — 1.0%
China Conch Venture Holdings Ltd.	4,140,000	13,817,932
China International Marine Containers Group Co. Ltd., Class A	432,000	853,650
China Shipbuilding Industry Co. Ltd., Class A	1,836,000	1,428,719
CRRC Corp. Ltd., Class A	1,044,098	1,475,261
CRRC Corp. Ltd., Class H	10,440,650	10,959,637
Haitian International Holdings Ltd.	1,800,000	3,934,877
Sinotruk Hong Kong Ltd.	1,800,000	3,274,478
Weichai Power Co. Ltd., Class H	5,040,000	6,998,395

		42,742,949
Marine — 0.1%
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,880,000	1,695,024
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	1,080,000	808,161

Security	Shares	Value
Marine (continued)
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	5,760,000	$2,509,516

		5,012,701
Media — 0.1%
China Literature Ltd.(a)(b)(c)	504,000	2,404,494

Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., Class H(b)	10,804,000	4,431,817
Angang Steel Co. Ltd., Class A	972,097	823,245
Angang Steel Co. Ltd., Class H	2,160,000	1,606,971
Baoshan Iron & Steel Co. Ltd., Class A	891,095	998,210
China Hongqiao Group Ltd.(a)	5,580,000	3,731,942
China Molybdenum Co. Ltd., Class H	10,800,000	5,173,125
China Oriental Group Co. Ltd.	2,880,000	1,929,833
China Zhongwang Holdings Ltd.	4,464,000	2,365,696
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,024,092	799,475
Jiangxi Copper Co. Ltd., Class H	3,600,000	4,916,304
Maanshan Iron & Steel Co. Ltd., Class H	4,320,000	2,058,244
MMG Ltd.(a)(b)	5,760,000	2,729,649
Zhaojin Mining Industry Co. Ltd., Class H	2,880,000	3,070,855
Zijin Mining Group Co. Ltd., Class H	15,840,000	6,780,096

		41,415,462
Oil, Gas & Consumable Fuels — 4.9%
China Coal Energy Co. Ltd., Class H	5,400,000	2,345,792
China Petroleum & Chemical Corp., Class A	1,584,893	1,422,692
China Petroleum & Chemical Corp., Class H	64,801,000	55,969,678
China Shenhua Energy Co. Ltd., Class A	252,000	769,339
China Shenhua Energy Co. Ltd., Class H	8,640,000	21,308,874
CNOOC Ltd.	45,720,000	78,861,729
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,916,000	3,601,260
Kunlun Energy Co. Ltd.	8,640,000	9,487,732
PetroChina Co. Ltd., Class A	605,890	708,585
PetroChina Co. Ltd., Class H	54,000,000	35,702,821
Yanzhou Coal Mining Co. Ltd., Class H	5,040,000	5,001,605

		215,180,107
Paper & Forest Products — 0.2%
Lee & Man Paper Manufacturing Ltd.	3,960,000	3,647,329
Nine Dragons Paper Holdings Ltd.	4,320,000	4,479,706

		8,127,035
Personal Products — 0.3%
Hengan International Group Co. Ltd.(a)	1,800,000	14,549,415

Pharmaceuticals — 1.7%
China Medical System Holdings Ltd.	3,600,000	3,788,122
China Resources Pharmaceutical Group Ltd.(c)	4,140,000	5,548,269
China Traditional Chinese Medicine Holdings Co. Ltd.	5,760,000	3,800,963
CSPC Pharmaceutical Group Ltd.	12,240,000	20,894,290
Hutchison China MediTech Ltd., ADR(b)	137,160	3,578,504
Jiangsu Hengrui Medicine Co. Ltd., Class A	180,287	1,936,109
Kangmei Pharmaceutical Co. Ltd., Class A	252,888	401,134
Luye Pharma Group Ltd.(a)(c)	3,060,000	2,284,338
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,620,000	5,747,535
Sihuan Pharmaceutical Holdings Group Ltd.	10,440,000	2,181,151
Sino Biopharmaceutical Ltd.	18,000,000	15,615,685
SSY Group Ltd.	4,320,000	3,830,314
Tong Ren Tang Technologies Co. Ltd., Class H	1,440,000	1,885,806
Yunnan Baiyao Group Co. Ltd., Class A	59,499	756,090

		72,248,310

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.1%
51job Inc., ADR(a)(b)	63,000	$4,552,380

Real Estate Management & Development — 5.3%
Agile Group Holdings Ltd.	4,320,000	5,398,762
China Evergrande Group(a)	6,840,000	21,130,475
China Fortune Land Development Co. Ltd., Class A	140,500	663,552
China Jinmao Holdings Group Ltd.(a)	13,680,000	6,639,762
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	360,067	1,140,133
China Overseas Land & Investment Ltd.	10,080,000	37,110,754
China Resources Land Ltd.(a)	7,200,665	26,877,052
China Vanke Co. Ltd., Class A	459,824	1,922,343
China Vanke Co. Ltd., Class H	3,096,031	11,753,385
CIFI Holdings Group Co. Ltd.	9,360,000	6,105,022
Country Garden Holdings Co. Ltd.	19,440,727	25,607,929
Future Land Development Holdings Ltd.(a)	4,320,000	3,720,248
Greentown China Holdings Ltd.	2,340,000	1,988,305
Guangzhou R&F Properties Co. Ltd., Class H	2,448,000	4,578,033
Jiayuan International Group Ltd.	2,864,000	1,393,727
Kaisa Group Holdings Ltd.(a)	5,400,000	1,926,164
KWG Group Holdings Ltd.(a)	3,240,000	3,046,090
Logan Property Holdings Co. Ltd.	3,600,000	5,127,264
Longfor Group Holdings Ltd.	3,780,000	11,219,904
Poly Developments and Holdings Group Co. Ltd., Class A	540,079	1,065,606
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,016,043	2,848,669
Shenzhen Investment Ltd.	8,640,000	3,224,948
Shimao Property Holdings Ltd.	3,060,000	7,235,038
Shui On Land Ltd.	9,900,000	2,471,910
Sino-Ocean Group Holding Ltd.	6,300,000	2,945,425
SOHO China Ltd.(b)	5,760,000	2,458,152
Sunac China Holdings Ltd.	6,120,000	25,611,098
Yuexiu Property Co. Ltd.	16,560,000	3,818,390
Yuzhou Properties Co. Ltd.	4,320,000	2,107,773

		231,135,913

Road & Rail — 0.1%
CAR Inc.(a)(b)	2,160,000	1,898,647
Daqin Railway Co. Ltd., Class A	864,200	1,152,663

		3,051,310

Semiconductors & Semiconductor Equipment — 0.3%
Hua Hong Semiconductor Ltd.(c)	1,080,000	2,526,026
Sanan Optoelectronics Co. Ltd., Class A	324,055	696,976
Semiconductor Manufacturing International Corp.(a)(b)	7,740,300	7,839,102
Xinyi Solar Holdings Ltd.	7,920,000	3,894,520

		14,956,624

Software — 0.3%
Iflytek Co. Ltd., Class A	144,085	768,502
Kingdee International Software Group Co. Ltd.	6,120,000	6,626,920
Kingsoft Corp. Ltd.	2,160,000	4,199,037

		11,594,459

Specialty Retail — 0.2%
GOME Retail Holdings Ltd.(a)(b)	28,850,000	2,609,430
Suning.com Co. Ltd., Class A	612,267	1,119,331
Zhongsheng Group Holdings Ltd.	1,440,000	3,346,022

		7,074,783

Technology Hardware, Storage & Peripherals — 0.8%
Focus Media Information Technology Co. Ltd., Class A	648,238	652,576
Legend Holdings Corp., Class H(c)	1,008,000	2,805,779

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Lenovo Group Ltd.	18,720,000	$16,860,353
Meitu Inc.(a)(b)(c)	4,500,000	1,840,174
Xiaomi Corp., Class B(b)(c)	8,784,000	13,383,352

		35,542,234

Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products Ltd.	2,880,000	16,876,863
Heng Ten Networks Group Ltd.(b)	57,600,000	2,054,575
Shenzhou International Group Holdings Ltd.	1,944,000	24,269,663

		43,201,101

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(c)	540,000	4,670,947

Transportation Infrastructure — 0.7%
Beijing Capital International Airport Co. Ltd., Class H	4,320,000	4,320,110
China Merchants Port Holdings Co. Ltd.	3,600,000	7,567,072
COSCO SHIPPING Ports Ltd.	4,320,000	4,589,773
Jiangsu Expressway Co. Ltd., Class H	3,600,000	4,962,165
Shenzhen International Holdings Ltd.	2,520,000	5,200,642
Zhejiang Expressway Co. Ltd., Class H	3,600,000	3,756,019

		30,395,781

Water Utilities — 0.5%
Beijing Enterprises Water Group Ltd.	14,400,000	8,621,876
Guangdong Investment Ltd.	7,920,000	15,194,680

		23,816,556

Wireless Telecommunication Services — 3.8%
China Mobile Ltd.	15,660,000	164,783,306
China United Network Communications Ltd., Class A	1,512,000	1,452,109

		166,235,415

Total Common Stocks — 99.9% (Cost: $3,762,731,753)		4,373,345,671

Short-Term Investments

Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	677,602,884	677,873,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	406,912	406,912

		678,280,837

Total Short-Term Investments — 15.5% (Cost: $678,100,444)		678,280,837

Total Investments in Securities — 115.4% (Cost: $4,440,832,197)		5,051,626,508

Other Assets, Less Liabilities — (15.4)%		(675,658,807)

Net Assets — 100.0%		$4,375,967,701

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss) (a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	490,177,186	187,425,698	677,602,884	$677,873,925	$1,467,219	(b)	$(22,118)	$85,049
BlackRock Cash Funds: Treasury, SL Agency Shares	3,643,507	(3,236,595)	406,912	406,912	30,303		—	—

				$678,280,837	$1,497,522		$(22,118)	$85,049

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
HSCEI Index	26	03/28/19	$1,890	$24,540

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation	$24,540

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(101,274)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$147,541

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,261,293

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,372,586,099	$—	$759,572	$4,373,345,671
Money Market Funds	678,280,837	—	—	678,280,837

	$5,050,866,936	$—	$759,572	$5,051,626,508

Derivative financial instruments(a)
Assets
Futures Contracts	$24,540	$—	$—	$24,540

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.3%
Shandong Airlines Co. Ltd., Class B	35,000	$57,740

Auto Components — 1.5%
Chaowei Power Holdings Ltd.	170,000	67,785
Launch Tech Co. Ltd., Class H	45,000	33,249
Tianneng Power International Ltd.(a)	180,000	176,336
Xingda International Holdings Ltd.	200,000	59,365

		336,735
Automobiles — 0.7%
Qingling Motors Co. Ltd., Class H	200,000	54,779
Yadea Group Holdings Ltd.(b)	280,000	102,015

		156,794
Beverages — 0.8%
Dynasty Fine Wines Group Ltd.(c)(d)	128,000	—
Tibet Water Resources Ltd.(d)	600,000	188,030

		188,030
Biotechnology — 1.5%
Ascletis Pharma Inc.(b)(d)	60,000	53,428
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)	11,000	67,333
Zai Lab Ltd., ADR(d)	7,080	204,046

		324,807
Building Products — 0.3%
China Fangda Group Co. Ltd., Class B	109,000	57,209

Capital Markets — 0.8%
AGM Group Holdings Inc.(a)(d)	2,280	64,319
China LNG Group Ltd.(d)	540,000	84,613
Yintech Investment Holdings Ltd., ADR(a)	5,920	39,309

		188,241
Chemicals — 4.5%
China BlueChemical Ltd., Class H	480,000	151,647
China Lumena New Materials Corp.(a)(c)(d)	868,000	1
China Sanjiang Fine Chemicals Co. Ltd.	190,000	51,555
China XLX Fertiliser Ltd.	110,000	39,797
Dongyue Group Ltd.	320,000	218,095
Fufeng Group Ltd.	420,600	213,788
Huabao International Holdings Ltd.	170,000	76,015
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	112,000	77,616
Silver Grant International Industries Ltd.(d)	340,000	71,467
Sinofert Holdings Ltd.(a)(d)	580,000	75,365
Tsaker Chemical Group Ltd.(b)	70,000	13,376

		988,722
Commercial Services & Supplies — 0.7%
Capital Environment Holdings Ltd.(d)	1,360,000	32,745
Dynagreen Environmental Protection Group Co. Ltd., Class H(d)	100,000	50,065
Realord Group Holdings Ltd.(d)	120,000	76,588

		159,398
Communications Equipment — 0.7%
China Fiber Optic Network System Group Ltd.(c)	181,600	8,097
Comba Telecom Systems Holdings Ltd.(d)	400,060	106,516
Eastern Communications Co. Ltd., Class B	79,000	50,639

		165,252
Construction & Engineering — 0.3%
Baoye Group Co. Ltd., Class H(d)	60,000	38,600

Security	Shares	Value
Construction & Engineering (continued)
Beijing Urban Construction Design & Development Group Co. Ltd., Class H(b)	80,000	$32,816

		71,416
Construction Materials — 1.0%
Asia Cement China Holdings Corp.	130,000	117,417
China Shanshui Cement Group Ltd.(a)(d)	48,000	11,801
West China Cement Ltd.	660,000	99,213

		228,431
Consumer Finance — 0.4%
Chong Sing Holdings FinTech Group(d)	4,640,000	42,559
Yirendai Ltd., ADR(a)	3,190	44,724

		87,283
Containers & Packaging — 1.1%
CPMC Holdings Ltd.	130,000	57,301
Greatview Aseptic Packaging Co. Ltd.	200,000	124,334
Ming Lam Holdings Ltd.(a)(d)	2,400,000	19,873
Youyuan International Holdings Ltd.(a)(d)	100,000	31,848

		233,356
Distributors — 0.6%
China Animation Characters Co. Ltd.(a)	130,000	40,906
Dah Chong Hong Holdings Ltd.	230,000	85,849

		126,755
Diversified Consumer Services — 3.7%
China Maple Leaf Educational Systems Ltd.(a)	400,000	179,877
China New Higher Education Group Ltd.(a)(b)	120,000	68,180
China Yuhua Education Corp. Ltd., Class L(b)	320,000	127,596
Fu Shou Yuan International Group Ltd.(a)	240,000	209,432
Hope Education Group Co. Ltd.(b)(d)	460,000	70,320
RISE Education Cayman Ltd., ADR(a)(d)	3,220	35,291
Tarena International Inc., ADR	8,980	59,358
Wisdom Education International Holdings Co. Ltd.(a)	160,000	69,505

		819,559
Diversified Financial Services — 0.4%
Sheng Ye Capital Ltd.(d)	100,000	100,003

Diversified Telecommunication Services — 0.2%
APT Satellite Holdings Ltd.	101,500	45,127

Electrical Equipment — 1.4%
China High Speed Transmission Equipment Group Co. Ltd.(a)	140,000	137,685
Hangzhou Steam Turbine Co. Ltd., Class B	75,046	67,782
Harbin Electric Co. Ltd., Class H	180,000	95,391
Trony Solar Holdings Co. Ltd.(c)(d)	216,000	—

		300,858
Electronic Equipment, Instruments & Components — 3.2%
Anxin-China Holdings Ltd.(c)(d)	672,000	6,849
AVIC International Holdings Ltd., Class H	81,184	55,848
Camsing International Holding Ltd.(a)	120,000	123,366
China Youzan Ltd.(a)(d)	2,000,000	137,583
PAX Global Technology Ltd.	210,000	98,181
Tongda Group Holdings Ltd.(a)	1,000,000	110,831
Truly International Holdings Ltd.(d)	520,000	96,053
Wasion Holdings Ltd	140,000	68,307

		697,018
Energy Equipment & Services — 0.7%
Anton Oilfield Services Group/Hong Kong(d)	520,000	68,893
Honghua Group Ltd.(d)	660,000	47,084

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Wison Engineering Services Co. Ltd.	280,000	$37,097

		153,074

Entertainment — 4.0%
Changyou.com Ltd., ADR	4,810	98,124
FingerTangoInc.(d)	200,000	41,785
Huanxi Media Group Ltd.(a)(d)	300,000	61,912
IGG Inc.	250,000	355,423
IMAX China Holding Inc.(b)	34,000	88,792
NetDragon Websoft Holdings Ltd.	60,000	128,717
Poly Culture Group Corp. Ltd., Class H	23,000	33,344
SMI Holdings Group Ltd.(c)(d)	267,200	81,353

		889,450

Equity Real Estate Investment Trusts (REITs) — 1.3%
Yuexiu REIT	420,000	284,109

Food & Staples Retailing — 0.2%
Springland International Holdings Ltd.	200,000	40,001

Food Products — 1.1%
China Foods Ltd.	240,000	92,334
China Huiyuan Juice Group Ltd.(c)(d)	81,000	15,168
China Modern Dairy Holdings Ltd.(d)	490,000	70,537
COFCO Meat Holdings Ltd.(d)	210,000	57,250

		235,289

Gas Utilities — 1.1%
Beijing Gas Blue Sky Holdings Ltd.(d)	1,440,000	57,785
China Oil and Gas Group Ltd.	1,216,000	85,200
China Tian Lun Gas Holdings Ltd.	80,000	92,639

		235,624

Health Care Equipment & Supplies — 0.8%
AK Medical Holdings Ltd.(b)	80,000	43,008
Lifetech Scientific Corp.(d)	600,000	126,882

		169,890

Health Care Providers & Services — 2.1%
China Medical & HealthCare Group Ltd.(a)(d)	1,000,000	24,969
China Resources Medical Holdings Co. Ltd.	230,000	164,959
Genertec Universal Medical Group Co. Ltd.(b)	260,000	243,777
Golden Meditech Holdings Ltd.	320,000	33,020

		466,725

Hotels, Restaurants & Leisure — 1.6%
500.com Ltd., ADR(a)(d)	4,180	63,536
Ajisen China Holdings Ltd.	130,000	36,931
Beijing Sports and Entertainment Industry Group Ltd.(a)(d)	225,000	76,531
Haichang Ocean Park Holdings Ltd.(b)(d)	320,000	65,224
Huangshan Tourism Development Co. Ltd., Class B	62,000	76,632
Tuniu Corp., ADR(d)	6,780	33,764

		352,618

Household Durables — 2.5%
Kasen International Holdings Ltd.(a)	200,000	128,920
Konka Group Co. Ltd., Class B	188,000	63,467
Ozner Water International Holding Ltd.(a)(b)	110,000	24,243
Q Technology Group Co. Ltd.(a)	110,000	91,365
Skyworth Digital Holdings Ltd.	500,000	156,055
TCL Electronics Holdings Ltd.	190,000	93,671

		557,721

Household Products — 0.8%
NVC Lighting Holdings Ltd.	500,000	34,396

Security	Shares	Value

Household Products (continued)
Vinda International Holdings Ltd.(a)	70,000	$137,328

		171,724

Independent Power and Renewable Electricity Producers — 2.9%
Canvest Environment Protection Group Co. Ltd.	200,000	104,971
CGN Meiya Power Holdings Co. Ltd.(b)(d)	360,000	54,575
China Datang Corp. Renewable Power Co. Ltd., Class H	650,000	86,945
China Everbright Greentech Ltd., Class L(a)(b)	140,000	110,041
China Power Clean Energy Development Co. Ltd.	115,000	40,141
Concord New Energy Group Ltd.	1,600,000	76,435
GCL New Energy Holdings Ltd.(a)(d)	1,840,000	86,728
Huadian Energy Co. Ltd., Class B(d)	122,000	34,282
Panda Green Energy Group Ltd.(a)(d)	1,020,000	49,377

		643,495

Insurance — 1.2%
Fanhua Inc., ADR	10,610	267,372

Interactive Media & Services — 2.5%
Bitauto Holdings Ltd., ADR(d)	6,910	135,160
Fang Holdings Ltd., ADR(a)(d)	58,180	90,761
Sohu.com Ltd., ADR(a)(d)	8,460	169,707
Tian Ge Interactive Holdings Ltd.(b)	140,000	60,460
Wise Talent Information Technology Co. Ltd.(d)	28,000	96,308

		552,396

Internet & Direct Marketing Retail — 0.5%
Cogobuy Group(a)(b)(d)	160,000	62,779
Jumei International Holding Ltd., ADR(d)	21,020	55,703

		118,482

IT Services — 3.6%
21Vianet Group Inc., ADR(d)	16,550	156,232
AGTech Holdings Ltd.(d)	920,000	64,460
Chinasoft International Ltd.	560,000	344,570
Digital China Holdings Ltd.(a)(d)	180,000	96,308
Hi Sun Technology China Ltd.(d)	510,000	83,811
INESA Intelligent Tech Inc., Class B	79,000	48,980

		794,361

Leisure Products — 0.6%
Bestway Global Holding Inc.(b)	70,000	27,733
Goodbaby International Holdings Ltd.(a)	230,000	82,919
Shanghai Phoenix Enterprise Group Co. Ltd., Class B(d)	48,000	26,976

		137,628

Machinery — 3.7%
China Yuchai International Ltd.	4,920	94,612
CIMC Enric Holdings Ltd.	160,000	142,883
First Tractor Co. Ltd., Class H(d)	100,000	27,135
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B(d)	32,920	42,697
Kama Co. Ltd., Class B(d)	66,015	36,704
Lonking Holdings Ltd	530,000	177,571
Sany Heavy Equipment International Holdings Co. Ltd.(d)	250,000	89,174
Shang Gong Group Co. Ltd., Class B(d)	67,000	49,580
Shanghai Diesel Engine Co. Ltd., Class B	91,045	56,448
Shanghai Highly Group Co. Ltd., Class B	77,000	66,528
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	60,000	28,357

		811,689

Marine — 0.7%
Seaspan Corp.(a)	18,650	164,120

Media — 0.2%
Phoenix Media Investment Holdings Ltd.	340,000	38,982

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 2.2%
Chiho Environmental Group Ltd.(a)(d)	100,000	$19,619
China Metal Recycling Holdings Ltd.(c)(d)	184,800	—
China Metal Resources Utilization Ltd.(a)(b)(d)	200,000	111,595
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	86,000	80,238
Jinchuan Group International Resources Co. Ltd.(a)(d)	670,000	60,600
Real Gold Mining Ltd.(c)(d)	126,000	16
Shougang Fushan Resources Group Ltd.	660,000	149,660
Tiangong International Co. Ltd.(a)	240,000	54,422

		476,150

Multi-Utilities — 0.2%
Tianjin Development Holdings Ltd.	100,000	37,326

Multiline Retail — 0.3%
Lifestyle China Group Ltd.(d)	160,000	61,148

Oil, Gas & Consumable Fuels — 1.4%
China Suntien Green Energy Corp. Ltd., Class H	430,000	119,417
Sinopec Kantons Holdings Ltd.	280,000	131,621
Yuan Heng Gas Holdings Ltd.(a)(d)	640,000	48,103

		299,141

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)(d)	306,000	—
Qunxing Paper Holdings Co. Ltd.(c)(d)	148,000	1,697

		1,697

Pharmaceuticals — 4.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	70,000	120,742
China Animal Healthcare Ltd.(a)(c)(d)	140,000	1,070
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(d)	440,000	275,778
China Shineway Pharmaceutical Group Ltd.	80,000	83,773
Consun Pharmaceutical Group Ltd.	100,000	76,562
Dawnrays Pharmaceutical Holdings Ltd.	220,000	45,963
Hua Han Health Industry Holdings Ltd., Class H(a)(c)(d)	651,960	26,577
Lee’s Pharmaceutical Holdings Ltd.	75,000	65,448
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	50,800	27,957
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	70,000	44,587
Shanghai Haixin Group Co., Class B	118,000	58,292
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	28,000	119,493

		946,242

Real Estate Management & Development — 15.1%
Beijing Capital Land Ltd., Class H	260,000	108,971
Beijing North Star Co. Ltd., Class H	200,000	63,186
C&D International Investment Group Ltd.	50,000	48,918
Carnival Group International Holdings Ltd.(d)	2,202,596	34,232
Central China Real Estate Ltd.	190,038	80,133
China Aoyuan Group Ltd.	330,000	259,382
China Logistics Property Holdings Co. Ltd.(b)(d)	260,000	85,786
China Merchants Land Ltd.	340,000	52,409
China Overseas Grand Oceans Group Ltd.	420,000	165,329
China Overseas Property Holdings Ltd.(a)	350,000	131,532
China SCE Group Holdings Ltd.	500,800	197,135
China Vast Industrial Urban Development Co. Ltd.(b)	110,000	45,262
Colour Life Services Group Co. Ltd.	90,000	53,772
Fantasia Holdings Group Co. Ltd.(a)	405,000	63,460
Gemdale Properties & Investment Corp. Ltd.	1,320,000	151,341
Glorious Property Holdings Ltd.(d)	710,000	33,014
Greenland Hong Kong Holdings Ltd.	230,000	67,976
Ground International Development Ltd.(a)(d)	350,000	15,160

Security	Shares	Value

Real Estate Management & Development (continued)
Guangdong Land Holdings Ltd.(d)	60,000	$12,306
Guorui Properties Ltd.(a)	240,000	49,836
HKC Holdings Ltd.	50,920	45,278
Modern Land China Co. Ltd.	240,000	34,549
Nam Tai Property Inc.	6,530	61,970
Poly Property Group Co. Ltd.	550,000	207,394
Powerlong Real Estate Holdings Ltd.	330,000	153,864
Redco Group(b)	240,000	112,512
Redsun Properties Group Ltd.(d)	180,000	71,085
Renhe Commercial Holdings Co. Ltd.(a)(d)	6,220,000	281,294
Road King Infrastructure Ltd.	60,000	114,805
Ronshine China Holdings Ltd.(d)	155,000	203,381
Shanghai Industrial Urban Development Group Ltd.	400,000	75,416
Shanghai Shibei Hi-Tech Co. Ltd., Class B	127,000	66,294
Skyfame Realty Holdings Ltd.	640,000	97,837
Top Spring International Holdings Ltd.	115,000	39,995
Zhuguang Holdings Group Co. Ltd.(a)(d)	400,000	63,696

		3,348,510

Road & Rail — 0.6%
eHi Car Services Ltd., ADR(d)	7,290	87,917
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	43,000	45,408

		133,325

Semiconductors & Semiconductor Equipment — 2.9%
Daqo New Energy Corp., ADR(d)	2,630	95,680
GCL-Poly Energy Holdings Ltd.(d)	3,530,000	305,791
JinkoSolar Holding Co. Ltd., ADR(a)(d)	8,010	164,926
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(d)	80,000	85,505

		651,902

Software — 0.8%
Inspur International Ltd.	140,000	81,149
National Agricultural Holdings Ltd.(a)(c)(d)	126,000	11,396
Sinosoft Technology Group Ltd.	150,012	51,598
Xunlei Ltd., ADR(d)	8,210	37,027

		181,170

Specialty Retail — 2.3%
Boshiwa International Holding Ltd.(a)(c)(d)	153,000	585
China Harmony New Energy Auto Holding Ltd.	210,000	84,002
China Meidong Auto Holdings Ltd.	120,000	54,269
China ZhengTong Auto Services Holdings Ltd.	300,000	183,062
Grand Baoxin Auto Group Ltd.	200,000	62,167
Pou Sheng International Holdings Ltd.	590,000	120,258

		504,343

Technology Hardware, Storage & Peripherals — 0.5%
China Goldjoy Group Ltd.	2,120,000	103,977
Coolpad Group Ltd.(c)(d)	384,000	2,446

		106,423

Textiles, Apparel & Luxury Goods — 8.3%
361 Degrees International Ltd.	230,000	45,415
Best Pacific International Holdings Ltd.(a)	80,000	23,950
Bosideng International Holdings Ltd.	880,000	169,278
China Dongxiang Group Co. Ltd.	960,000	138,195
China Lilang Ltd.	120,000	115,111
China Longevity Group Co. Ltd.(c)(d)	96,000	—
Citychamp Watch & Jewellery Group Ltd.	420,000	89,352
Cosmo Lady China Holdings Co. Ltd.(a)(b)	180,000	56,868
Fuguiniao Co. Ltd., Class H(c)(d)	43,200	9,631
HOSA International Ltd.(c)	220,000	8,408

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
JNBY Design Ltd.	50,000	$98,729
Li Ning Co. Ltd.(d)	480,000	672,628
Luthai Textile Co. Ltd., Class B	67,937	83,517
Texhong Textile Group Ltd.	75,000	100,512
Weiqiao Textile Co.	115,000	46,441
Xtep International Holdings Ltd.	275,000	180,419

		1,838,454

Trading Companies & Distributors — 1.3%
China Aircraft Leasing Group Holdings Ltd.	75,000	84,270
CITIC Resources Holdings Ltd.	760,037	69,712
HC Group Inc.(a)(d)	135,000	82,378
Shougang Concord International Enterprises Co. Ltd.(d)	1,960,000	57,178
Superb Summit International Group Ltd.(a)(c)(d)	59,500	76

		293,614

Transportation Infrastructure — 1.8%
Anhui Expressway Co. Ltd., Class H	120,000	78,422
COSCO SHIPPING International Hong Kong Co. Ltd.(a)	160,000	59,314
Tianjin Port Development Holdings Ltd.	500,000	57,963
Xiamen International Port Co. Ltd., Class H	280,000	40,307
Yuexiu Transport Infrastructure Ltd.	200,000	155,673

		391,679

Water Utilities — 1.4%
China Everbright Water Ltd.(a)	217,000	56,209
China Water Affairs Group Ltd.	220,000	229,254
CT Environmental Group Ltd.(a)	600,000	29,428

		314,891

Total Common Stocks — 99.6% (Cost: $26,540,626)		22,003,499

Rights

Real Estate Management & Development — 0.0%
China Aoyuan Group Ltd., (Expires 03/04/19)(d)	3,882	—

Total Rights — 0.0% (Cost: $0)		—

Security	Shares	Value

Short-Term Investments

Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	3,186,801	$3,188,075
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	52,857	52,857

		3,240,932

Total Short-Term Investments — 14.6% (Cost: $3,239,919)		3,240,932

Total Investments in Securities — 114.2% (Cost: $29,780,545)		25,244,431

Other Assets, Less Liabilities — (14.2)%		(3,147,266)

Net Assets — 100.0%		$22,097,165

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security. (e) Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (Depreciation)	(a)	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	4,008,047	(821,246)	3,186,801	$3,188,075	$96,942	(b)	$110		$(108)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,119	32,738	52,857	52,857	389		—		—

				$3,240,932	$97,331		$110		$(108)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI China Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$21,830,129	$—		$173,370	$22,003,499
Rights	—	0	(a)	—	0	(a)
Money Market Funds	3,240,932	—		—	3,240,932

	$25,071,061	$0	(a)	$173,370	$25,244,431

(a)	Rounds to less than $1.

The following table includes a rollforward for the six months ended February 28, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Common Stocks
Balance at beginning of period	$104,781
Realized gain (loss) and change in unrealized appreciation/depreciation	(12,193)
Purchases	—
Sales	—
Transfers in(a)	87,789	(b)
Transfers out(a)	(7,007	)(c)

Balance at end of period	$173,370

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(8,374)

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities.
(c)	Transfers out of Level 3 are due to resumption of trading of equity securities.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 7.2%
Astra International Tbk PT	94,115,330	$47,835,409

Banks — 36.7%
Bank Central Asia Tbk PT	43,235,358	84,749,600
Bank Danamon Indonesia Tbk PT	16,861,260	10,218,037
Bank Mandiri Persero Tbk PT	84,228,960	42,660,838
Bank Negara Indonesia Persero Tbk PT	40,724,458	25,475,403
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	16,222,136	2,363,986
Bank Pembangunan Daerah Jawa Timur Tbk PT	56,557,800	2,854,526
Bank Rakyat Indonesia Persero Tbk PT	257,812,660	70,558,290
Bank Tabungan Negara Persero Tbk PT	25,219,126	4,356,316

		243,236,996

Capital Markets — 1.0%
Kresna Graha Investama Tbk PT(a)	81,581,300	3,566,554
Pool Advista Indonesia Tbk PT(a)	8,681,200	3,017,670

		6,584,224

Construction & Engineering — 1.7%
Adhi Karya Persero Tbk PT	10,824,710	1,154,225
PP Persero Tbk PT	16,248,522	2,310,080
Sitara Propertindo Tbk PT(a)	44,303,000	2,519,453
Waskita Karya Persero Tbk PT	24,890,900	3,317,607
Wijaya Karya Persero Tbk PT	17,331,770	2,199,197

		11,500,562

Construction Materials — 4.3%
Indocement Tunggal Prakarsa Tbk PT	9,391,844	12,835,131
Semen Indonesia Persero Tbk PT	15,400,455	13,848,641
Waskita Beton Precast Tbk PT	60,323,100	1,655,213

		28,338,985

Diversified Telecommunication Services — 10.6%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Link Net Tbk PT	7,572,500	2,314,679
Telekomunikasi Indonesia Persero Tbk PT	236,350,190	64,852,443
Tower Bersama Infrastructure Tbk PT	10,872,700	3,076,122

		70,243,244

Food Products — 8.2%
Charoen Pokphand Indonesia Tbk PT	37,805,225	19,618,137
Eagle High Plantations Tbk PT(a)	44,557,452	525,789
Indofood CBP Sukses Makmur Tbk PT	14,581,554	10,598,642
Indofood Sukses Makmur Tbk PT	25,727,130	12,939,004
Inti Agri Resources Tbk PT(a)	157,847,600	2,244,146
Japfa Comfeed Indonesia Tbk PT	24,692,700	3,931,875
Nippon Indosari Corpindo Tbk PT	230,233	19,067
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,588,500	1,351,908
Salim Ivomas Pratama Tbk PT	24,723,900	836,579
Sawit Sumbermas Sarana Tbk PT	19,627,300	1,520,793
Tunas Baru Lampung Tbk PT	13,561,700	800,157

		54,386,097

Gas Utilities — 1.5%
Perusahaan Gas Negara Persero Tbk PT	55,243,407	9,974,640

Household Products — 4.1%
Unilever Indonesia Tbk PT	7,816,304	27,045,218

Insurance — 0.5%
Panin Financial Tbk PT(a)	100,838,778	3,197,021

Security	Shares	Value

Marine — 0.2%
Berlian Laju Tanker Tbk PT(a)(b)	20,137,514	$—
Trada Alam Minera Tbk PT(a)	125,829,300	1,627,932

		1,627,932

Media — 1.1%
Global Mediacom Tbk PT	32,657,800	919,317
Media Nusantara Citra Tbk PT	32,133,500	2,135,761
Surya Citra Media Tbk PT	31,820,000	3,958,415

		7,013,493

Metals & Mining — 0.8%
Aneka Tambang Tbk	42,528,954	3,068,554
Krakatau Steel Persero Tbk PT(a)	24,138,793	820,213
Timah Tbk PT	14,340,380	1,396,575

		5,285,342

Multiline Retail — 1.7%
Matahari Department Store Tbk PT	12,121,200	4,954,462
Mitra Adiperkasa Tbk PT	57,129,400	4,304,757
Ramayana Lestari Sentosa Tbk PT	18,888,500	2,349,733

		11,608,952

Oil, Gas & Consumable Fuels — 5.3%
Adaro Energy Tbk PT	73,439,139	6,838,832
Bukit Asam Tbk PT	15,124,400	4,279,020
Bumi Resources Tbk PT(a)	257,875,800	2,749,698
Delta Dunia Makmur Tbk PT(a)	23,822,700	965,270
Indika Energy Tbk PT	9,112,400	1,266,376
Medco Energi Internasional Tbk PT(a)	34,733,233	2,283,863
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	84,756
Sugih Energy Tbk PT(a)(b)	119,120,611	423,389
United Tractors Tbk PT	8,677,996	16,347,389

		35,238,593

Paper & Forest Products — 2.5%
Indah Kiat Pulp & Paper Corp. Tbk PT	13,825,000	10,834,948
Pabrik Kertas Tjiwi Kimia Tbk PT	7,012,700	5,570,778

		16,405,726

Personal Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	24,268,600	1,785,534

Pharmaceuticals — 1.8%
Kalbe Farma Tbk PT	112,929,985	12,001,445

Real Estate Management & Development — 3.6%
Alam Sutera Realty Tbk PT(a)	89,075,616	2,051,573
Bumi Serpong Damai Tbk PT(a)	43,438,822	4,184,084
Ciputra Development Tbk PT	55,002,913	3,421,187
Hanson International Tbk PT(a)	368,271,535	2,617,889
Lippo Karawaci Tbk PT	57,953,462	1,285,337
Pakuwon Jati Tbk PT	96,109,177	4,235,841
PP Properti Tbk PT	146,221,739	1,631,904
Sentul City Tbk PT(a)	99,615,600	892,238
Summarecon Agung Tbk PT	53,649,758	3,584,914
		23,904,967

Specialty Retail — 0.9%
Ace Hardware Indonesia Tbk PT	48,320,679	6,028,277

Textiles, Apparel & Luxury Goods — 0.2%
Sri Rejeki Isman Tbk PT	61,419,500	1,536,852

Tobacco — 4.4%
Gudang Garam Tbk PT	2,578,442	15,653,026

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Hanjaya Mandala Sampoerna Tbk PT	49,070,500	$13,255,227

		28,908,253
Trading Companies & Distributors — 0.6%
AKR Corporindo Tbk PT	10,188,100	4,019,474

Transportation Infrastructure — 0.7%
Jasa Marga Persero Tbk PT	13,111,908	4,870,071

Total Common Stocks — 99.9% (Cost: $732,560,319)		662,577,307

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	234,474	234,474

Total Short-Term Investments — 0.0% (Cost: $234,474)		234,474

Total Investments in Securities — 99.9% (Cost: $732,794,793)		662,811,781

Other Assets, Less Liabilities — 0.1%		775,036

Net Assets — 100.0%		$663,586,817

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at		Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income	Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Treasury, SL Agency Shares	375,511	(141,037)	234,474	$234,474	$4,418	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$662,069,162	$—	$508,145	$662,577,307
Money Market Funds	234,474	—	—	234,474

	$662,303,636	$—	$508,145	$662,811,781

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 30.3%
BBVA Banco Continental SA	4,318,447	$5,068,232
Credicorp Ltd.	152,677	37,114,252
Intercorp Financial Services Inc.	165,623	7,386,785

		49,569,269

Capital Markets — 0.7%
Bolsa de Valores de Lima SAA, Class A	1,270,264	1,152,690

Construction & Engineering — 1.6%
Grana y Montero SAA(a)	4,560,294	2,579,477

Construction Materials — 5.9%
Cementos Pacasmayo SAA	2,429,764	4,799,261
Union Andina de Cementos SAA	5,994,177	4,804,770

		9,604,031

Electric Utilities — 3.9%
Enel Distribucion Peru SAA	1,146,971	1,838,762
Luz del Sur SAA	1,228,405	4,521,987

		6,360,749

Food & Staples Retailing — 4.7%
InRetail Peru Corp.(a)(b)	219,882	7,649,695

Food Products — 5.3%
Alicorp SAA	2,288,164	7,786,402
Casa Grande SAA	694,876	840,745

		8,627,147

Metals & Mining — 39.6%
Cia. de Minas Buenaventura SAA, ADR	1,033,119	17,191,100
Cia. Minera Atacocha SAA, Class B(a)	6,682,472	636,715
Hochschild Mining PLC	2,239,929	5,910,991
Minsur SA(a)	10,291,337	5,603,269
Pan American Silver Corp.	483,170	6,449,604
Sociedad Minera Cerro Verde SAA	157,675	3,799,968
Southern Copper Corp.	466,867	16,625,134

Security	Shares	Value

Metals & Mining (continued)
Trevali Mining Corp.(a)	12,280,798	$3,450,186
Volcan Cia. Minera SAA, Class B, NVS	24,676,414	5,075,608

		64,742,575

Multiline Retail — 2.6%
SACI Falabella	547,911	4,267,317

Oil, Gas &Consumable Fuels — 1.0%
Refineria La Pampilla SAA Relapasa(a)	35,657,732	1,650,222

Trading Companies & Distributors — 3.5%
Ferreycorp SAA	7,827,644	5,824,563

Total Common Stocks — 99.1% (Cost: $203,480,211)		162,027,735

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	303,214	303,214

Total Short-Term Investments — 0.2% (Cost: $303,214)		303,214

Total Investments in Securities — 99.3% (Cost: $203,783,425)		162,330,949

Other Assets, Less Liabilities — 0.7%		1,177,157

Net Assets — 100.0%		$163,508,106

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at		Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income	Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Treasury, SL Agency Shares	163,488	139,726	303,214	$303,214	$1,069	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Peru ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$162,027,735	$—	$—	$162,027,735
Money Market Funds	303,214	—	—	303,214

	$162,330,949	$—	$—	$162,330,949

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Cebu Air Inc.	832,710	$1,353,234

Banks — 14.9%
Bank of the Philippine Islands	3,538,095	5,746,326
BDO Unibank Inc.	7,752,314	19,125,972
East West Banking Corp.(a)	2,216,000	536,433
Metropolitan Bank & Trust Co.	6,256,248	9,193,249
Security Bank Corp.	888,490	2,848,253

		37,450,233

Chemicals — 1.0%
D&L Industries Inc.	11,238,000	2,537,893

Construction & Engineering — 0.4%
Megawide Construction Corp.	2,877,600	1,112,761

Diversified Financial Services — 11.6%
Ayala Corp.	993,018	17,759,893
GT Capital Holdings Inc.	352,544	6,509,658
Metro Pacific Investments Corp.	55,733,450	5,064,718

		29,334,269

Electric Utilities — 2.5%
Manila Electric Co.	889,210	6,320,062

Electronic Equipment, Instruments & Components — 0.2%
Integrated Micro-Electronics Inc.	2,165,800	547,731

Food & Staples Retailing — 0.5%
Cosco Capital Inc.	8,590,700	1,303,886

Food Products — 4.1%
Century Pacific Food Inc.	4,175,000	1,235,064
Universal Robina Corp.	3,464,948	9,117,931

		10,352,995

Hotels, Restaurants & Leisure — 5.4%
Bloomberry Resorts Corp.	15,168,765	3,343,463
Jollibee Foods Corp.	1,710,131	10,177,462

		13,520,925

Independent Power and Renewable Electricity Producers — 2.4%
Aboitiz Power Corp.	5,790,135	3,901,512
First Gen Corp.	5,009,837	2,058,373

		5,959,885

Industrial Conglomerates — 19.2%
Aboitiz Equity Ventures Inc.	7,750,637	9,141,316
Alliance Global Group Inc.	15,780,239	4,179,994
DMCI Holdings Inc.	15,661,560	3,452,084
JG Summit Holdings Inc.	11,262,492	14,415,641
SM Investments Corp.	946,686	17,205,817

		48,394,852

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.1%
Petron Corp.	9,194,100	$1,185,705
Pilipinas Shell Petroleum Corp.	1,585,100	1,500,206

		2,685,911

Real Estate Management & Development — 26.4%
Ayala Land Inc.	28,949,500	24,628,345
DoubleDragon Properties Corp.(a)	2,793,590	1,166,697
Filinvest Land Inc.	38,237,590	1,094,192
Megaworld Corp.	44,342,760	4,432,561
Robinsons Land Corp.	8,171,606	3,697,130
SM Prime Holdings Inc.	39,725,935	29,456,489
Vista Land & Lifescapes Inc.	15,151,100	2,167,791

		66,643,205

Specialty Retail — 0.6%
Wilcon Depot Inc.	5,724,800	1,633,760

Transportation Infrastructure — 3.5%
International Container Terminal Services Inc.	3,578,973	8,027,086
MacroAsia Corp.	1,874,520	697,327

		8,724,413

Water Utilities — 1.0%
Manila Water Co. Inc.	4,872,229	2,543,507

Wireless Telecommunication Services — 4.6%
Globe Telecom Inc.	130,740	4,802,900
PLDT Inc.	339,639	6,763,886

		11,566,786

Total Common Stocks — 99.9% (Cost: $278,405,528)		251,986,308

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	65,154	65,154

Total Short-Term Investments — 0.1% (Cost: $65,154)		65,154

Total Investments in Securities — 100.0% (Cost: $278,470,682)		252,051,462

Other Assets, Less Liabilities — 0.0%		121,931

Net Assets — 100.0%		$252,173,393

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at		Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income	Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Treasury, SL Agency Shares	83,914	(18,760)	65,154	$65,154	$800	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$251,986,308	$—	$—	$251,986,308
Money Market Funds	65,154	—	—	65,154

	$252,051,462	$—	$—	$252,051,462

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 31.8%
Alior Bank SA(a)(b)	384,787	$5,977,768
Bank Handlowy w Warszawie SA	157,455	2,746,138
Bank Millennium SA(a)(b)	2,765,137	6,330,140
Bank Polska Kasa Opieki SA	705,902	21,166,785
mBank SA	66,523	7,524,661
Powszechna Kasa Oszczednosci Bank Polski SA	3,761,621	37,870,071
Santander Bank Polska SA	131,680	13,117,468

		94,733,031

Capital Markets — 0.5%
Warsaw Stock Exchange	146,184	1,555,272

Chemicals — 1.6%
Ciech SA	136,201	2,144,756
Grupa Azoty SA(b)	214,674	2,528,250

		4,673,006

Construction & Engineering — 0.6%
Budimex SA	56,567	1,724,631

Consumer Finance — 1.1%
KRUK SA	77,308	3,375,895

Diversified Telecommunication Services — 1.5%
Orange Polska SA(a)	3,060,283	4,389,767

Electric Utilities — 6.7%
Enea SA(a)	1,053,473	2,810,377
Energa SA(a)	994,684	2,579,834
PGE Polska Grupa Energetyczna SA(a)	3,732,830	11,459,793
Tauron Polska Energia SA(a)	4,954,306	3,055,057

		19,905,061

Entertainment — 4.6%
CD Projekt SA(a)	271,665	13,667,730

Food & Staples Retailing — 2.8%
Dino Polska SA(a)(c)	220,708	6,250,035
Eurocash SA(b)	407,394	2,196,272

		8,446,307

Health Care Providers & Services — 0.3%
Neuca SA	12,883	886,484

Insurance — 9.4%
Powszechny Zaklad Ubezpieczen SA	2,583,217	27,893,411

Machinery — 0.5%
Famur SA	1,265,008	1,633,780

Media — 2.6%
Cyfrowy Polsat SA(a)	1,140,624	7,703,778

Metals & Mining — 6.5%
Boryszew SA(a)	489,198	587,789

Security	Shares	Value

Metals & Mining (continued)
Jastrzebska Spolka Weglowa SA(a)	241,399	$3,679,921
KGHM Polska Miedz SA(a)	526,132	14,105,378
Stalprodukt SA	10,134	871,655

		19,244,743

Oil, Gas & Consumable Fuels — 20.0%
Grupa Lotos SA	418,934	10,552,901
Lubelski Wegiel Bogdanka SA(a)	69,427	946,273
Polski Koncern Naftowy ORLEN SA	1,285,542	34,668,977
Polskie Gornictwo Naftowe i Gazownictwo SA	7,342,689	13,447,508

		59,615,659

Road & Rail — 0.6%
PKP Cargo SA(a)	156,912	1,773,228

Software — 1.7%
Asseco Poland SA	351,249	4,936,171

Textiles, Apparel & Luxury Goods — 6.2%
CCC SA	129,367	6,282,611
LPP SA	5,643	12,179,083

		18,461,694

Wireless Telecommunication Services — 1.0%
PLAY Communications SA(c)	531,757	3,011,671

Total Common Stocks — 100.0% (Cost: $359,343,679)		297,631,319

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	2,353,586	2,354,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	104,114	104,114

		2,458,642

Total Short-Term Investments — 0.8% (Cost: $2,457,855)		2,458,642

Total Investments in Securities — 100.8% (Cost: $361,801,534)		300,089,961

Other Assets, Less Liabilities — (0.8)%		(2,356,354)

Net Assets — 100.0%		$297,733,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,985,114	368,472	2,353,586	$2,354,528	$32,128	(b)	$1,070		$494
BlackRock Cash Funds: Treasury, SL Agency Shares	128,703	(24,589)	104,114	104,114	2,081		—		—

				$2,458,642	$34,209		$1,070		$494

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$297,631,319	$—	$—	$297,631,319
Money Market Funds	2,458,642	—	—	2,458,642

	$300,089,961	$—	$—	$300,089,961

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.5%
Gulf Warehousing Co	70,751	$812,703

Banks — 46.2%
Commercial Bank PQSC (The)	218,620	2,398,212
Doha Bank QPSC	217,514	1,219,816
Masraf Al Rayan QSC	231,013	2,331,933
Qatar First Bank(a)	475,582	528,207
Qatar International Islamic Bank QSC	69,330	1,334,254
Qatar Islamic Bank SAQ	118,792	4,718,533
Qatar National Bank QPSC	252,259	12,987,319

		25,518,274

Construction Materials — 1.5%
Qatar National Cement Co. QSC	47,801	810,740

Diversified Financial Services — 0.8%
Salam International Investment Ltd. QSC(a)	357,749	434,525

Diversified Telecommunication Services — 3.5%
Ooredoo QPSC	104,572	1,916,367

Energy Equipment &Services — 1.2%
Gulf International Services QSC(a)	177,201	682,046

Food &Staples Retailing —1.3%
Al Meera Consumer Goods Co. QSC	17,089	722,268

Health Care Providers &Services — 1.4%
Medicare Group	43,426	790,589

Industrial Conglomerates — 14.2%
Industries Qatar QSC	182,230	6,630,171
Mannai Corp. QSC	36,619	490,858
Qatar Industrial Manufacturing Co. QSC	65,855	738,628

		7,859,657

Insurance — 3.3%
Qatar Insurance Co. SAQ	202,949	1,859,880

Security	Shares	Value

Marine — 2.8%
Qatar Navigation QSC	83,314	$1,538,420

Multi-Utilities — 4.4%
Qatar Electricity & Water Co. QSC	50,048	2,416,488

Oil, Gas & Consumable Fuels — 3.9%
Qatar Gas Transport Co. Ltd.	390,791	2,138,099

Real Estate Management & Development — 11.3%
Barwa Real Estate Co.	214,323	2,321,759
Ezdan Holding Group QSC(a)	667,503	2,373,831
Mazaya Qatar Real Estate Development QSC(a)	219,099	419,558
United Development Co. QSC	295,239	1,117,797

		6,232,945

Wireless Telecommunication Services — 2.1%
Vodafone Qatar QSC(a)	528,158	1,186,206

Total Common Stocks — 99.4% (Cost: $47,927,295)		54,919,207

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	368,668	368,668

Total Short-Term Investments — 0.7% (Cost: $368,668)		368,668

Total Investments in Securities — 100.1% (Cost: $48,295,963)		55,287,875

Other Assets, Less Liabilities — (0.1)%		(28,647)

Net Assets — 100.0%		$55,259,228

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,912	342,756	368,668	$368,668	$553	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Qatar ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$54,919,207	$—	$—	$54,919,207
Money Market Funds	368,668	—	—	368,668

	$55,287,875	$—	$—	$55,287,875

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) February 28, 2019	iShares MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 41.4%
Al Rajhi Bank	1,305,406	$34,946,808
Alinma Bank	1,220,765	7,857,738
Bank AlBilad	497,973	3,857,271
Bank Al-Jazira	686,709	2,944,333
Banque Saudi Fransi	604,300	5,816,852
National Commercial Bank	1,969,807	27,364,631
Riyad Bank	1,915,449	11,389,474
Samba Financial Group	1,225,225	11,908,075
Saudi British Bank (The)	381,072	3,708,755

		109,793,937

Building Products — 0.2%
Saudi Ceramic Co.(a)	71,245	378,418
Chemicals — 25.6%
Advanced Petrochemical Co.	166,165	2,459,012
Alujain Corp.(a)	75,770	479,226
National Industrialization Co.(a)	563,644	2,494,831
Sahara Petrochemical Co.	380,018	1,617,206
Saudi Arabian Fertilizer Co.	286,216	6,280,901
Saudi Basic Industries Corp.	1,214,486	39,637,124
Saudi Industrial Investment Group	379,075	2,526,931
Saudi International Petrochemical Co.	317,245	1,695,199
Saudi Kayan Petrochemical Co.(a)	1,122,623	4,232,642
Yanbu National Petrochemical Co.	352,318	6,510,229

		67,933,301

Construction Materials — 3.2%
Arabian Cement Co./Saudi Arabia	98,791	637,999
City Cement Co.	196,816	540,538
Eastern Province Cement Co.	90,772	580,887
Najran Cement Co.(a)	192,376	428,317
Northern Region Cement Co.(a)	198,007	464,613
Qassim Cement Co. (The)	84,505	865,250
Saudi Cement Co.	131,957	1,991,485
Southern Province Cement Co.	114,244	1,276,367
Yamama Cement Co.(a)	194,929	726,628
Yanbu Cement Co.	143,688	1,072,770

		8,584,854

Diversified Financial Services — 0.2%
Aseer Trading Tourism & Manufacturing Co.(a)	151,110	378,747

Diversified Telecommunication Services — 4.5%
Saudi Telecom Co.	448,273	11,881,114

Electric Utilities — 2.3%
Saudi Electricity Co.	1,389,963	6,122,679

Food &Staples Retailing — 0.5%
Abdullah Al Othaim Markets Co.	79,203	1,408,626

Food Products — 4.8%
Almarai Co. JSC	503,665	7,238,669
Halwani Brothers Co.	29,341	349,321
National Agriculture Development Co. (The)(a)	84,867	614,380
Saudia Dairy & Foodstuff Co.	30,628	833,004
Savola Group (The)	443,207	3,758,044

		12,793,418

Gas Utilities — 0.2%
National Gas & Industrialization Co.	76,206	599,431

Security	Shares	Value

Health Care Providers & Services — 1.9%
Al Hammadi Co. for Development and Investment(a)	115,017	$766,709
Dallah Healthcare Co.	58,512	795,689
Middle East Healthcare Co.	67,875	560,143
Mouwasat Medical Services Co.	86,237	1,761,370
National Medical Care Co.	46,303	592,623
Saudi Chemical Co.	65,044	570,599

		5,047,133

Hotels, Restaurants & Leisure — 1.5%
Al Tayyar Travel Group Holding Co.	188,601	1,215,986
Dur Hospitality Co.	81,904	441,148
Herfy Food Services Co.	46,776	613,644
Saudi Airlines Catering Co.	71,276	1,594,533

		3,865,311

Insurance — 1.7%
Al Rajhi Co. for Cooperative Insurance(a)	36,514	728,265
Bupa Arabia for Cooperative Insurance Co.	88,276	2,104,303
Co. for Cooperative Insurance (The)(a)	108,262	1,685,843

		4,518,411

Media — 0.5%
Saudi Research & Marketing Group(a)	64,345	1,415,458

Metals & Mining —3.7%
Saudi Arabian Mining Co.(a)	676,763	9,870,795

Oil, Gas & Consumable Fuels — 0.8%
Rabigh Refining & Petrochemical Co.	381,365	2,021,554

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical
Appliances Corp.	112,904	802,296

Real Estate Management & Development — 2.2%
Arriyadh Development Co.	131,919	705,613
Dar Al Arkan Real Estate Development Co.	915,360	2,587,176
Emaar Economic City(a)	733,844	1,896,076
Saudi Real Estate Co.	193,799	656,271

		5,845,136

Road & Rail — 0.4%
Saudi Public Transport Co.	131,961	529,906
United International Transportation Co.	73,509	574,297

		1,104,203

Specialty Retail — 2.2%
Fawaz Abdulaziz Al Hokair & Co.(a)	142,518	805,626
Jarir Marketing Co.	99,122	3,911,650
Saudi Co. For Hardware CJSC	27,947	518,648
United Electronics Co.	41,035	664,158

		5,900,082

Wireless Telecommunication Services — 1.8%
Etihad Etisalat Co.(a)	642,601	3,402,897
Mobile Telecommunications Co.(a)	494,794	1,256,000

		4,658,897

Total Common Stocks — 99.9% (Cost: $239,700,850)		264,923,801

Total Investments in Securities — 99.9% (Cost: $239,700,850)		264,923,801

Other Assets, Less Liabilities — 0.1%		157,837

Net Assets — 100.0%		$265,081,638

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Saudi Arabia ETF

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	940,172	(940,172)	—	$—	$1,256	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$264,923,801	$—	$—	$264,923,801

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.2%
Air Arabia PJSC	4,275,134	$1,103,410

Banks — 39.7%
Abu Dhabi Commercial Bank PJSC	1,610,162	4,177,741
Ajman Bank PJSC	3,231,732	816,512
Dubai Islamic Bank PJSC	1,523,523	2,165,203
First Abu Dhabi Bank PJSC	2,512,617	10,397,980
Union National Bank PJSC	1,449,474	2,202,032

		19,759,468

Building Products — 0.9%
National Central Cooling Co. PJSC	1,014,056	452,777

Capital Markets — 2.7%
Dubai Financial Market PJSC	4,317,972	986,327
SHUAA Capital PSC	1,909,539	372,758

		1,359,085

Construction & Engineering — 2.4%
Arabtec Holding PJSC	1,585,148	932,186
Drake & Scull International PJSC(a)(b)	2,972,998	256,019

		1,188,205

Diversified Financial Services — 3.9%
Al Waha Capital PJSC	2,229,537	880,160
Amanat Holdings PJSC	3,057,592	832,451
GulfGeneral Investment Co.(a)(b)	7,295,803	236,374

		1,948,985

Diversified Telecommunication Services — 14.3%
Emirates Telecommunications Group Co. PJSC	1,554,139	7,142,354

Energy Equipment & Services — 1.5%
Lamprell PLC(b)	924,894	738,121

Food Products — 1.1%
Agthia Group PJSC	541,045	564,172

Health Care Providers & Services — 4.3%
NMC Health PLC	59,892	2,154,070

Hotels, Restaurants & Leisure — 1.6%
DXB Entertainments PJSC(b)	10,726,055	768,024

Industrial Conglomerates — 2.6%
Dubai Investments PJSC	3,680,781	1,282,712

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.8%
Dana Gas PJSC	5,657,870	$1,381,734

Real Estate Management & Development — 15.0%
Aldar Properties PJSC	4,664,849	2,260,667
DAMAC Properties Dubai Co. PJSC	3,272,980	1,229,707
Deyaar Development PJSC(b)	313,900	30,681
Emaar Development PJSC	28,966	30,756
Emaar Malls PJSC	68,761	32,761
Emaar Properties PJSC	1,812,284	2,417,694
Eshraq Properties Co. PJSC(b)	4,549,871	542,566
RAK Properties PJSC	3,913,871	493,363
Union Properties PJSC(b)	4,282,835	451,254

		7,489,449

Thrifts & Mortgage Finance — 0.5%
Amlak Finance PJSC(b)	2,388,240	234,728

Transportation Infrastructure — 4.4%
DP World Ltd.	136,770	2,189,688

Total Common Stocks — 99.9% (Cost: $50,007,192)		49,756,982

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	78,274	78,274

Total Short-Term Investments — 0.2% (Cost: $78,274)		78,274

Total Investments in Securities — 100.1% (Cost: $50,085,466)		49,835,256

Other Assets, Less Liabilities — (0.1)%		(25,461)

Net Assets — 100.0%		$49,809,795

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$14	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,744	(42,470)	78,274	78,274	943		—	—

				$78,274	$957		$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI UAE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,264,589	$—	$492,393	$49,756,982
Money Market Funds	78,274	—	—	78,274

	$49,342,863	$—	$492,393	$49,835,256

S C H E D U L E O F I N V E S T M E N T S	45

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares
	MSCI
	Argentina	iShares		iShares
	and Global	MSCI Brazil		MSCI China
	Exposure	Small-Cap	iShares	Small-Cap
	ETF	ETF	MSCI China ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$24,128,013	$91,439,764	$4,373,345,671	$22,003,499
Affiliated(c)	153,832	96,656	678,280,837	3,240,932
Foreign currency, at value(d)	22,905	101,196	5,808,233	41,922
Foreign currency pledged:
Futures contracts(e)	—	—	142,679	—
Receivables:
Investments sold	1,456,061	122,317	72,586,428	212,939
Securities lending income — Affiliated	54	—	222,823	10,804
Dividends	16	286,149	135,095	3,502

Total assets	25,760,881	92,046,082	5,130,521,766	25,513,598

LIABILITIES
Collateral on securities loaned, at value	152,700	—	677,713,527	3,186,694
Payables:
Investments purchased	1,245,307	182,763	74,922,268	220,951
Variation margin on futures contracts	—	—	22,692	—
Capital shares redeemed	202,512	—	—	—
Investment advisory fees	12,019	41,172	1,895,578	8,788

Total liabilities	1,612,538	223,935	754,554,065	3,416,433

NET ASSETS	$24,148,343	$91,822,147	$4,375,967,701	$22,097,165

NET ASSETS CONSIST OF:
Paid-in capital	$32,149,199	$114,443,723	$4,148,629,471	$32,105,816
Accumulated earnings (loss)	(8,000,856)	(22,621,576)	227,338,230	(10,008,651)

NET ASSETS	$24,148,343	$91,822,147	$4,375,967,701	$22,097,165

Shares outstanding	1,000,000	5,750,000	72,000,000	500,000

Net asset value	$24.15	$15.97	$60.78	$44.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$146,016	$—	$655,566,540	$2,781,008
(b) Investments, at cost — Unaffiliated	$30,676,098	$67,464,209	$3,762,731,753	$26,540,626
(c) Investments, at cost — Affiliated	$153,804	$96,656	$678,100,444	$3,239,919
(d) Foreign currency, at cost	$22,766	$101,778	$5,786,070	$41,920
(e) Foreign currency collateral pledged, at cost	$—	$—	$142,796	$—

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares		iShares
	MSCI	iShares	MSCI	iShares
	Indonesia	MSCI Peru	Philippines	MSCI Poland
	ETF	ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$662,577,307	$162,027,735	$251,986,308	$297,631,319
Affiliated(c)	234,474	303,214	65,154	2,458,642
Foreign currency, at value(d)	520,933	1,643,621	269,175	110,000
Receivables:
Investments sold	981,109	5,751,010	3,667,181	1,524,936
Securities lending income — Affiliated	—	—	—	7,666
Dividends	672	896	138,922	239
Tax reclaims	—	—	—	9,757

Total assets	664,314,495	169,726,476	256,126,740	301,742,559

LIABILITIES
Collateral on securities loaned, at value	—	—	—	2,345,526
Payables:
Investments purchased	421,930	6,147,600	3,841,302	1,530,037
Capital shares redeemed	4,420	—	—	2,623
Investment advisory fees	301,328	70,572	112,045	130,766
Foreign taxes	—	198	—	—

Total liabilities	727,678	6,218,370	3,953,347	4,008,952

NET ASSETS	$663,586,817	$163,508,106	$252,173,393	$297,733,607

NET ASSETS CONSIST OF:
Paid-in capital	$813,470,443	$297,253,099	$324,908,679	$409,860,421
Accumulated loss	(149,883,626)	(133,744,993)	(72,735,286)	(112,126,814)

NET ASSETS	$663,586,817	$163,508,106	$252,173,393	$297,733,607

Shares outstanding	25,450,000	4,250,000	7,450,000	12,700,000

Net asset value	$26.07	$38.47	$33.85	$23.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$2,287,558
(b) Investments, at cost — Unaffiliated	$732,560,319	$203,480,211	$278,405,528	$359,343,679
(c) Investments, at cost — Affiliated	$234,474	$303,214	$65,154	$2,457,855
(d) Foreign currency, at cost	$511,765	$1,641,561	$263,554	$110,838

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares	iShares	iShares
	MSCI Qatar	MSCI Saudi	MSCI UAE
	ETF	Arabia ETF	ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$54,919,207	$264,923,801	$49,756,982
Affiliated(b)	368,668	—	78,274
Foreign currency, at value(c)	292,544	20,728,499	10,544
Receivables:
Investments sold	769,689	2,403,097	4,515,161
Capital shares sold	—	20,516,287	—
Dividends	235	1,600	203

Total assets	56,350,343	308,573,284	54,361,164

LIABILITIES
Bank overdraft	—	52,346	—
Payables:
Investments purchased	1,066,226	43,311,665	4,530,256
Investment advisory fees	24,889	127,635	21,113

Total liabilities	1,091,115	43,491,646	4,551,369

NET ASSETS	$55,259,228	$265,081,638	$49,809,795

NET ASSETS CONSIST OF:
Paid-in capital	$69,395,423	$249,182,222	$74,327,179
Accumulated earnings (loss)	(14,136,195)	15,899,416	(24,517,384)

NET ASSETS	$55,259,228	$265,081,638	$49,809,795

Shares outstanding	3,000,000	8,400,000	3,450,000

Net asset value	$18.42	$31.56	$14.44

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$47,927,295	$239,700,850	$50,007,192
(b) Investments, at cost — Affiliated	$368,668	$—	$78,274
(c) Foreign currency, at cost	$292,618	$20,728,499	$10,016

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares
	MSCI
	Argentina	iShares		iShares
	and Global	MSCI Brazil	iShares	MSCI China
	Exposure	Small-Cap	MSCI China	Small-Cap
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$66,747	$1,192,861	$11,711,627	$131,672
Dividends — Affiliated	177	982	30,303	389
Securities lending income — Affiliated — net	2,156	—	1,467,219	96,942
Foreign taxes withheld	(5,401)	(86,430)	(511,585)	(329)

Total investment income	63,679	1,107,413	12,697,564	228,674

EXPENSES
Investment advisory fees	64,197	194,074	10,731,552	59,545

Total expenses	64,197	194,074	10,731,552	59,545

Net investment income (loss)	(518)	913,339	1,966,012	169,129

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(559,464)	1,639,160	(64,607,577)	(2,288,130)
Investments — Affiliated	158	—	(22,118)	110
In-kind redemptions — Unaffiliated	422,697	—	—	281,805
Futures contracts	—	—	(101,274)	—
Foreign currency transactions	(407)	(2,064)	(11,933)	(553)

Net realized gain (loss)	(137,016)	1,637,096	(64,742,902)	(2,006,768)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,060,607	16,686,047	190,516,241	711,777
Investments — Affiliated	(33)	—	85,049	(108)
Futures contracts	—	—	147,541	—
Foreign currency translations	155	15,791	47,598	—

Net change in unrealized appreciation (depreciation)	2,060,729	16,701,838	190,796,429	711,669

Net realized and unrealized gain (loss)	1,923,713	18,338,934	126,053,527	(1,295,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,923,195	$19,252,273	$128,019,539	$(1,125,970)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares		iShares
	MSCI	iShares	MSCI	iShares
	Indonesia	MSCI Peru	Philippines	MSCI Poland
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,244,264	$1,075,448	$752,557	$1,786,641
Dividends — Affiliated	4,418	1,069	800	2,081
Securities lending income — Affiliated — net	—	—	—	32,128
Foreign taxes withheld	(193,781)	(28,376)	(225,768)	(267,996)
Foreign withholding tax claims	—	—	—	656,879

Total investment income	1,054,901	1,048,141	527,589	2,209,733

EXPENSES
Investment advisory fees	1,439,315	438,939	514,477	791,485
Professional fees	—	—	—	66,295

Total expenses	1,439,315	438,939	514,477	857,780

Net investment income (loss)	(384,414)	609,202	13,112	1,351,953

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,453,026)	(4,723,414)	(6,369,344)	(4,801,902)
Investments — Affiliated	—	—	—	1,070
In-kind redemptions — Unaffiliated	7,538,918	139,890	(914,439)	3,706,951
Foreign currency transactions	27,288	(6,373)	(3,753)	(1,956)

Net realized loss	(1,886,820)	(4,589,897)	(7,287,536)	(1,095,837)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	46,216,611	8,567,334	9,543,328	(7,671,028)
Investments — Affiliated	—	—	—	494
Foreign currency translations	10,396	4,520	6,461	(6,023)

Net change in unrealized appreciation (depreciation)	46,227,007	8,571,854	9,549,789	(7,676,557)

Net realized and unrealized gain (loss)	44,340,187	3,981,957	2,262,253	(8,772,394)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,955,773	$4,591,159	$2,275,365	$(7,420,441)

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares MSCI Qatar ETF	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$940,715	$1,270,257	$18,006 (a)
Dividends — Affiliated	553	1,256	943
Securities lending income — Affiliated — net	—	—	14
Foreign taxes withheld	—	(19,041)	—

Total investment income	941,268	1,252,472	18,963

EXPENSES
Investment advisory fees	158,039	801,096	114,276

Total expenses	158,039	801,096	114,276

Net investment income (loss)	783,229	451,376	(95,313)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(350,000)	(6,820,215)	(2,686,047)
In-kind redemptions — Unaffiliated	—	—	355,805
Foreign currency transactions	(7,323)	(33,223)	(7,419)

Net realized loss	(357,323)	(6,853,438)	(2,337,661)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,493,410	17,886,521	120,804
Foreign currency translations	973	(2,460)	690

Net change in unrealized appreciation (depreciation)	1,494,383	17,884,061	121,494

Net realized and unrealized gain (loss)	1,137,060	11,030,623	(2,216,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,920,289	$11,481,999	$(2,311,480)

(a)	Includes $10,272 related to a special distribution from Emaar Development PJSC.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets

	iShares MSCI Argentina and Global Exposure ETF		iShares MSCI Brazil Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(518)	$925,959	$913,339	$1,822,314
Net realized gain (loss)	(137,016)	668,781	1,637,096	2,731,146
Net change in unrealized appreciation (depreciation)	2,060,729	(8,489,312)	16,701,838	(20,166,503)

Net increase (decrease) in net assets resulting from operations	1,923,195	(6,894,572)	19,252,273	(15,613,043)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,203)	(1,034,545)	(1,721,560)	(3,340,505)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	44,012	14,704,620	25,612,318	5,317,014

NET ASSETS(a)
Total increase (decrease) in net assets	1,945,004	6,775,503	43,143,031	(13,636,534)
Beginning of period	22,203,339	15,427,836	48,679,116	62,315,650

End of period	$24,148,343	$22,203,339	$91,822,147	$48,679,116

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI China ETF		iShares MSCI China Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,966,012	$50,425,310	$169,129	$683,030
Net realized gain (loss)	(64,742,902)	(24,735,994)	(2,006,768)	4,006,605
Net change in unrealized appreciation (depreciation)	190,796,429	(146,407,361)	711,669	(4,518,436)

Net increase (decrease) in net assets resulting from operations	128,019,539	(120,718,045)	(1,125,970)	171,199

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,147,664)	(51,449,006)	(752,784)	(738,092)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	838,952,711	1,022,062,880	(2,000,973)	4,718,949

NET ASSETS(a)
Total increase (decrease) in net assets	931,824,586	849,895,829	(3,879,727)	4,152,056
Beginning of period	3,444,143,115	2,594,247,286	25,976,892	21,824,836

End of period	$4,375,967,701	$3,444,143,115	$22,097,165	$25,976,892

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets  (continued)

	iShares MSCI Indonesia ETF		iShares MSCI Peru ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(384,414)	$7,776,288	$609,202	$5,144,546
Net realized gain (loss)	(1,886,820)	(4,103,607)	(4,589,897)	3,760,094
Net change in unrealized appreciation (depreciation)	46,227,007	(68,342,634)	8,571,854	(7,622,653)

Net increase (decrease) in net assets resulting from operations	43,955,773	(64,669,953)	4,591,159	1,281,987

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(988,561)	(7,486,688)	(648,546)	(5,225,025)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	205,861,544	(14,496,385)	(5,151,123)	(2,134,236)

NET ASSETS(a)
Total increase (decrease) in net assets	248,828,756	(86,653,026)	(1,208,510)	(6,077,274)
Beginning of period	414,758,061	501,411,087	164,716,616	170,793,890

End of period	$663,586,817	$414,758,061	$163,508,106	$164,716,616

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Philippines ETF		iShares MSCI Poland ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,112	$687,429	$1,351,953	$4,289,279
Net realized gain (loss)	(7,287,536)	(3,836,083)	(1,095,837)	24,638,296
Net change in unrealized appreciation (depreciation)	9,549,789	(10,993,790)	(7,676,557)	(67,372,274)

Net increase (decrease) in net assets resulting from operations	2,275,365	(14,142,444)	(7,420,441)	(38,444,699)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(106,003)	(742,473)	(3,708,505)	(5,917,963)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	77,991,121	14,653,010	45,104,089	(55,415,554)

NET ASSETS(a)
Total increase (decrease) in net assets	80,160,483	(231,907)	33,975,143	(99,778,216)
Beginning of period	172,012,910	172,244,817	263,758,464	363,536,680

End of period	$252,173,393	$172,012,910	$297,733,607	$263,758,464

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets  (continued)

	iShares MSCI Qatar ETF		iShares MSCI Saudi Arabia ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$783,229	$2,142,518	$451,376	$5,049,338
Net realized loss	(357,323)	(6,953,869)	(6,853,438)	(2,116,701)
Net change in unrealized appreciation (depreciation)	1,494,383	12,274,448	17,884,061	6,703,058

Net increase in net assets resulting from operations	1,920,289	7,463,097	11,481,999	9,635,695

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(348,789)	(2,211,558)	(3,167,379)	(2,600,597)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,565,678)	611,767	(331,721)	231,757,266

NET ASSETS(a)
Total increase in net assets	5,822	5,863,306	7,982,899	238,792,364
Beginning of period	55,253,406	49,390,100	257,098,739	18,306,375

End of period	$55,259,228	$55,253,406	$265,081,638	$257,098,739

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI UAE ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(95,313)	$1,776,026
Net realized loss	(2,337,661)	(1,591,539)
Net change in unrealized appreciation (depreciation)	121,494	(3,476,500)

Net decrease in net assets resulting from operations	(2,311,480)	(3,292,013)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(195,400)	(1,907,835)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,298,593	(5,445,277)

NET ASSETS(a)
Total increase (decrease) in net assets	10,791,713	(10,645,125)
Beginning of period	39,018,082	49,663,207

End of period	$49,809,795	$39,018,082

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Argentina and Global Exposure ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Period From 04/25/17(a) to 08/31/17

Net asset value, beginning of period	$22.20		$25.71	$25.23

Net investment income(b)	(0.00	)(c)	0.63	0.03
Net realized and unrealized gain (loss)(d)	1.97		(3.61)	0.46

Net increase (decrease) from investment operations	1.97		(2.98)	0.49

Distributions
From net investment income	(0.02)		(0.53)	(0.01)

Total distributions	(0.02)		(0.53)	(0.01)

Net asset value, end of period	$24.15		$22.20	$25.71

Total Return
Based on net asset value	8.91	%(e)	(12.00)%	2.00	%(e)

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.59	%(f)

Net investment income	(0.00	)%(f)(g)	2.22%	0.34	%(f)

Supplemental Data
Net assets, end of period (000)	$24,148		$22,203	$15,428

Portfolio turnover rate(h)	10	%(e)	42%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$11.87		$16.19		$11.51		$8.12		$21.00		$19.78

Net investment income(a)	0.20		0.40		0.36		0.24		0.37		0.47
Net realized and unrealized gain (loss)(b)	4.27		(4.01)		4.74		3.35		(12.85)		1.13

Net increase (decrease) from investment operations	4.47		(3.61)		5.10		3.59		(12.48)		1.60

Distributions
From net investment income	(0.37)		(0.71)		(0.42)		(0.20)		(0.40)		(0.38)
Return of capital	—		—		—		—		(0.00	)(c)	—

Total distributions	(0.37)		(0.71)		(0.42)		(0.20)		(0.40)		(0.38)

Net asset value, end of period	$15.97		$11.87		$16.19		$11.51		$8.12		$21.00

Total Return
Based on net asset value	38.10	%(d)	(22.95)%		45.92%		45.17%		(60.01)%		8.18%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%		0.62%		0.63%		0.62%		0.62%

Net investment income	2.77	%(e)	2.55%		2.76%		2.77%		2.87%		2.36%

Supplemental Data
Net assets, end of period (000)	$91,822		$48,679		$62,316		$50,087		$27,189		$40,951

Portfolio turnover rate(f)	14	%(d)(g)	67	%(g)	58	%(g)	38	%(g)	172	%(g)	40	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Rounds to less than $0.01.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(g) Portfolio turnover rate excluding cash creations was as follows:	8%		25%		26%		28%		39%		35%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$60.85		$62.06	$46.87	$44.49	$50.34	$43.90

Net investment income(a)	0.03		1.05	0.86	0.97	1.41	1.15
Net realized and unrealized gain (loss)(b)	0.42		(1.10)	14.94	2.34	(6.21)	6.24

Net increase (decrease) from investment operations	0.45		(0.05)	15.80	3.31	(4.80)	7.39

Distributions
From net investment income	(0.52)		(1.16)	(0.61)	(0.93)	(1.05)	(0.95)

Total distributions	(0.52)		(1.16)	(0.61)	(0.93)	(1.05)	(0.95)

Net asset value, end of period	$60.78		$60.85	$62.06	$46.87	$44.49	$50.34

Total Return
Based on net asset value	0.86	%(c)	(0.22)%	34.13%	7.63%	(9.86)%	17.03%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.64%	0.62%	0.62%

Net investment income	0.11	%(d)	1.57%	1.70%	2.24%	2.65%	2.48%

Supplemental Data
Net assets, end of period (000)	$4,375,968		$3,444,143	$2,594,247	$2,099,991	$1,815,303	$1,132,558

Portfolio turnover rate(e)	5	%(c)	14%	6%	27%	14%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$47.23		$48.50	$43.79	$41.08	$48.30	$41.98

Net investment income(a)	0.35		1.51	1.22	1.25	1.24	1.09
Net realized and unrealized gain (loss)(b)	(1.72)		(1.14)	5.21	2.99	(7.18)	6.55

Net increase (decrease) from investment operations	(1.37)		0.37	6.43	4.24	(5.94)	7.64

Distributions
From net investment income	(1.67)		(1.64)	(1.72)	(1.53)	(1.28)	(1.32)

Total distributions	(1.67)		(1.64)	(1.72)	(1.53)	(1.28)	(1.32)

Net asset value, end of period	$44.19		$47.23	$48.50	$43.79	$41.08	$48.30

Total Return
Based on net asset value	(2.45	)%(c)	0.58%	15.29%	10.50%	(12.94)%	18.46%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.64%	0.62%	0.62%

Net investment income	1.68	%(d)	2.91%	2.72%	2.95%	2.44%	2.38%

Supplemental Data
Net assets, end of period (000)	$22,097		$25,977	$21,825	$19,706	$24,646	$33,808

Portfolio turnover rate(e)	21	%(c)	63%	26%	31%	35%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$23.57		$26.89	$25.82	$20.18	$28.54	$24.78

Net investment income (loss)(a)	(0.02)		0.43	0.31	0.34	0.31	0.37
Net realized and unrealized gain (loss)(b)	2.57		(3.27)	1.11	5.59	(8.29)	3.75

Net increase (decrease) from investment operations	2.55		(2.84)	1.42	5.93	(7.98)	4.12

Distributions
From net investment income	(0.05)		(0.48)	(0.35)	(0.27)	(0.38)	(0.36)
Return of capital	—		—	—	(0.02)	—	—

Total distributions	(0.05)		(0.48)	(0.35)	(0.29)	(0.38)	(0.36)

Net asset value, end of period	$26.07		$23.57	$26.89	$25.82	$20.18	$28.54

Total Return
Based on net asset value	10.82	%(c)	(10.67)%	5.53%	29.59%	(28.13)%	16.79%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.63%	0.62%	0.62%

Net investment income (loss)	(0.16	)%(d)	1.63%	1.22%	1.47%	1.16%	1.41%

Supplemental Data
Net assets, end of period (000)	$663,587		$414,758	$501,411	$702,198	$268,381	$576,411

Portfolio turnover rate(e)	5	%(c)	7%	6%	5%	4%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Peru ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$37.44		$37.54	$32.79	$23.09	$36.60	$33.90

Net investment income(a)	0.15		1.09	0.46	0.33	0.36	0.45
Net realized and unrealized gain (loss)(b)	1.04		(0.06)	4.99	9.73	(13.48)	2.73

Net increase (decrease) from investment operations	1.19		1.03	5.45	10.06	(13.12)	3.18

Distributions
From net investment income	(0.16)		(1.13)	(0.70)	(0.36)	(0.39)	(0.48)

Total distributions	(0.16)		(1.13)	(0.70)	(0.36)	(0.39)	(0.48)

Net asset value, end of period	$38.47		$37.44	$37.54	$32.79	$23.09	$36.60

Total Return
Based on net asset value	3.24	%(c)	2.60%	16.89%	44.13%	(36.15)%	9.50%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.63%	0.62%	0.62%

Total expenses after fees waived	0.59	%(d)	0.59%	0.62%	0.63%	0.61%	0.51%

Net investment income	0.82	%(d)	2.65%	1.37%	1.23%	1.15%	1.33%

Supplemental Data
Net assets, end of period (000)	$163,508		$164,717	$170,794	$218,026	$131,595	$252,539

Portfolio turnover rate(e)	10	%(c)	11%	13%	22%	21%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$ 33.08		$ 35.88	$ 39.19	$ 35.50	$ 38.19	$ 31.93

Net investment income(a)	0.00	(b)	0.14	0.15	0.21	0.34	0.35
Net realized and unrealized gain (loss)(c)	0.79		(2.79)	(3.26)	3.74	(2.70)	6.22

Net increase (decrease) from investment operations	0.79		(2.65)	(3.11)	3.95	(2.36)	6.57

Distributions
From net investment income	(0.02)		(0.15)	(0.20)	(0.26)	(0.33)	(0.31)

Total distributions	(0.02)		(0.15)	(0.20)	(0.26)	(0.33)	(0.31)

Net asset value, end of period	$ 33.85		$ 33.08	$ 35.88	$ 39.19	$ 35.50	$ 38.19

Total Return
Based on net asset value	2.40	%(d)	(7.40)%	(7.87)%	11.19%	(6.21)%	20.53	%(e)

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.62%	0.64%	0.62%	0.62%

Net investment income	0.02	%(f)	0.40%	0.42%	0.58%	0.85%	1.02%

Supplemental Data
Net assets, end of period (000)	$252,173		$172,013	$172,245	$317,403	$266,273	$351,313

Portfolio turnover rate(g)	5	%(d)	8%	7%	10%	12%	24%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 20.63%.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$ 24.31		$ 27.33		$ 18.06		$ 21.63	$ 28.02	$ 27.12

Net investment income(a)	0.12	(b)	0.33	(b)	0.45	(b)	0.42	0.65	0.84
Net realized and unrealized gain (loss)(c)	(0.68)		(2.90)		9.25		(3.70)	(6.25)	1.04

Net increase (decrease) from investment operations	(0.56)		(2.57)		9.70		(3.28)	(5.60)	1.88

Distributions
From net investment income	(0.31)		(0.45)		(0.43)		(0.29)	(0.79)	(0.98)

Total distributions	(0.31)		(0.45)		(0.43)		(0.29)	(0.79)	(0.98)

Net asset value, end of period	$ 23.44		$ 24.31		$ 27.33		$ 18.06	$ 21.63	$ 28.02

Total Return
Based on net asset value	(2.29	)%(b)(d)	(9.53	)%(b)	54.79	%(b)	(15.17)%	(20.31)%	6.82%

Ratios to Average Net Assets
Total expenses	0.64	%(e)	0.63%		0.63%		0.64%	0.62%	0.62%

Total expenses excluding professional fees for foreign withholding tax claims	0.59	%(e)	0.59%		0.62%		N/A	N/A	N/A

Net investment income	1.01	%(b)(e)	1.28	%(b)	2.07	%(b)	2.24%	2.60%	2.83%

Supplemental Data
Net assets, end of period (000)	$297,734		$263,758		$363,537		$179,737	$193,567	$297,056

Portfolio turnover rate(f)	1	%(d)	7%		6%		10%	17%	10%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2019 and for the years ended August 31, 2018 and August 31, 2017 respectively:

• Net investment income per share by $0.05, $0.08 and $0.03, respectively.
• Total return by 0.16%, 0.41% and 0.11%, respectively.
• Ratio of net investment income to average net assets by 0.44%, 0.32% and 0.14%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Period From 08/01/15 (a) to 08/31/15		Year Ended 07/31/15		Period From 04/29/14 (b) to 07/31/14

Net asset value, beginning of period	$ 17.82		$ 16.19		$ 20.18		$ 21.43		$ 22.14		$ 24.73		$ 24.26

Net investment income (loss)(c)	0.27	(d)	0.66		0.57		0.67		(0.01)		0.70		(0.02)
Net realized and unrealized gain (loss)(e)	0.45		1.71		(3.90)		(1.24)		(0.70)		(2.44)		0.49

Net increase (decrease) from investment operations	0.72		2.37		(3.33)		(0.57)		(0.71)		(1.74)		0.47

Distributions
From net investment income	(0.12)		(0.74)		(0.66)		(0.66)		—		(0.85)		—
From net realized gain	—		—		—		(0.02)		—		—		—

Total distributions	(0.12)		(0.74)		(0.66)		(0.68)		—		(0.85)		—

Net asset value, end of period	$ 18.42		$ 17.82		$ 16.19		$ 20.18		$ 21.43		$ 22.14		$ 24.73

Total Return
Based on net asset value	4.03	%(f)	14.96%		(16.52)%		(2.32)%		(3.21	)%(f)	(7.10)%		1.94	%(f)

Ratios to Average Net Assets
Total expenses	0.59	%(g)	0.59%		0.62%		0.64%		0.63	%(g)	0.62%		0.61	%(g)

Net investment income (loss)	2.93	%(d)(g)	4.09%		3.05%		3.44%		(0.63	)%(g)	2.94%		(0.34	)%(g)

Supplemental Data
Net assets, end of period (000)	$55,259		$55,253		$49,390		$53,486		$45,000		$47,590		$35,853

Portfolio turnover rate(h)	14	%(f)(i)	58	%(i)	47	%(i)	29	%(i)	5	%(f)(i)	85	%(i)	11	%(f)(i)

(a)	The Fund’s fiscal year-end was changed from July 31 to August 31.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

Includes a one-time special distribution from Emaar Development PJSC. Excluding such special distribution, the net investment income would have been $(0.04) per share and (0.55)% of average net assets.

(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	7%	22%	20%	12%	2%	37%	—

See notes to financial statements.

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Period From 09/16/15(a) to 08/31/16

Net asset value, beginning of period	$29.72		$26.15		$21.52		$24.92

Net investment income(b)	0.06		1.28		0.91		0.81
Net realized and unrealized gain (loss)(c)	2.22		2.92		4.24		(3.69)

Net increase (decrease) from investment operations	2.28		4.20		5.15		(2.88)

Distributions
From net investment income	(0.44)		(0.63)		(0.52)		(0.52)

Total distributions	(0.44)		(0.63)		(0.52)		(0.52)

Net asset value, end of period	$31.56		$29.72		$26.15		$21.52

Total Return
Based on net asset value	7.79	%(d)	16.23%		24.06%		(11.64	)%(d)

Ratios to Average Net Assets
Total expenses	0.74	%(e)	0.74%		0.74%		0.74	%(e)

Net investment income	0.42	%(e)	4.31%		3.68%		3.71	%(e)

Supplemental Data
Net assets, end of period (000)	$265,082		$257,099		$18,306		$4,305

Portfolio turnover rate(f)	56	%(d)(g)	20	%(g)	21	%(g)	17	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:	4%	10%	21%	17%

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16		Period From 08/01/15(a) to 08/31/15		Year Ended 07/31/15	Period From 04/29/14(b) to 07/31/14

Net asset value, beginning of period	$15.61		$17.74	$17.15	$18.34		$20.46		$24.00	$25.04

Net investment income (loss)(c)	(0.04)		0.70	0.50	0.68	(d)	(0.01)		1.01	0.01
Net realized and unrealized gain (loss)(e)	(1.06)		(2.04)	0.72	(1.19)		(2.11)		(3.56)	(1.01)

Net increase (decrease) from investment operations	(1.10)		(1.34)	1.22	(0.51)		(2.12)		(2.55)	(1.00)

Distributions
From net investment income	(0.07)		(0.79)	(0.63)	(0.68)		—		(0.99)	(0.04)

Total distributions	(0.07)		(0.79)	(0.63)	(0.68)		—		(0.99)	(0.04)

Net asset value, end of period	$14.44		$15.61	$17.74	$17.15		$18.34		$20.46	$24.00

Total Return
Based on net asset value	(6.94	)%(f)	(7.55)%	7.33%	(2.66)%		(10.36	)%(f)	(10.33)%	(4.00	)%(f)

Ratios to Average Net Assets
Total expenses	0.59	%(g)	0.59%	0.62%	0.64%		0.63	%(g)	0.62%	0.62	%(g)

Net investment income (loss)	(0.49	)%(g)	4.18%	2.94%	4.09	%(d)	(0.76	)%(g)	4.81%	0.19	%(g)

Supplemental Data
Net assets, end of period (000)	$49,810		$39,018	$49,663	$41,156		$31,172		$33,756	$51,610

Portfolio turnover rate(h)	33	%(f)	33%	33%	55%		1	%(f)	72%	22	%(f)

(a)	The Fund’s fiscal year-end was changed from July 31 to August 31.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Includes a special distribution from Mediclinic International PLC. Excluding such special distribution, the net investment income would have been $0.52 per share and 3.11% of average net assets.
(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Argentina and Global Exposure	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited)  (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

exchanges and a value of at least 105%for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Argentina and Global Exposure
Citigroup Global Markets Inc.	$738	$738	$—	$—
Credit Suisse Securities (USA) LLC	18,193	18,193	—	—
Merrill Lynch, Pierce, Fenner & Smith	43,239	43,239	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	83,846	83,846	—	—

	$146,016	$146,016	$—	$—

MSCI China
Barclays Bank PLC	$1,999,620	$1,999,620	$—	$—
Barclays Capital Inc.	1,617,121	1,617,121	—	—
Citigroup Global Markets Inc.	10,416,929	10,416,929	—	—
Credit Suisse Securities (USA) LLC	3,513,149	3,513,149	—	—
Goldman Sachs & Co.	47,049,483	47,049,483	—	—
HSBC Bank PLC	91,720,796	91,720,796	—	—
JPMorgan Securities LLC	428,414,173	428,414,173	—	—
Macquarie Bank Limited	1,751,507	1,751,507	—	—
Morgan Stanley & Co. LLC	38,640,062	38,640,062	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	29,051,501	29,051,501	—	—
Nomura Securities International Inc.	125,539	125,539	—	—
State Street Bank & Trust Company	150,288	150,288	—	—
UBS AG	1,116,372	1,116,372	—	—

	$655,566,540	$655,566,540	$—	$—

MSCI China Small-Cap
Barclays Bank PLC	$169,708	$169,708	$—	$—
Barclays Capital Inc.	122,127	122,127	—	—
Citigroup Global Markets Inc.	76,062	76,062	—	—
Credit Suisse Securities (USA) LLC	529,226	529,226	—	—
Goldman Sachs &Co.	720,013	720,013	—	—
HSBC Bank PLC	42,925	42,925	—	—
Jefferies LLC	50,713	50,713	—	—
JPMorgan Securities LLC	292,291	292,291	—	—
Macquarie Bank Limited	117,138	117,138	—	—
Merrill Lynch, Pierce, Fenner &Smith	13,330	13,330	—	—
Morgan Stanley & Co. LLC	472,146	472,146	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	56,420	56,420	—	—
State Street Bank & Trust Company	13,965	13,965	—	—
UBS AG	103,927	103,927	—	—
UBS Securities LLC	1,017	1,017	—	—

	$2,781,008	$2,781,008	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Poland
Citigroup Global Markets Inc.	$252,455	$252,455	$—	$—
Deutsche Bank Securities Inc.	588,858	588,858	—	—
HSBC Bank PLC	1,390,077	1,390,077	—	—
Merrill Lynch, Pierce, Fenner & Smith	10,782	10,782	—	—
Morgan Stanley & Co. LLC	45,386	45,386	—	—

	$2,287,558	$2,287,558	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment AdvisoryAgreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Argentina and Global Exposure	0.59%
MSCI Saudi Arabia	0.74

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Argentina and Global Exposure	$327
MSCI China	372,871
MSCI China Small-Cap	18,928
MSCI Poland	7,025
MSCI UAE	5

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Argentina and Global Exposure	$1,255,924	$93,206
MSCI China	2,570,752	15,128,376
MSCI China Small-Cap	862,209	860,769
MSCI Peru	—	1,254,914
MSCI Poland	2,014,951	265,297

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited)  (continued)

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Argentina and Global Exposure	$2,280,411	$2,466,658
MSCI Brazil Small-Cap	34,312,223	9,587,144
MSCI China	799,418,363	179,856,225
MSCI China Small-Cap	5,293,556	4,350,213
MSCI Indonesia	27,189,338	26,349,841
MSCI Peru	15,182,575	15,456,894
MSCI Philippines	9,605,966	9,387,319
MSCI Poland	4,302,361	2,707,489
MSCI Qatar	7,715,253	9,181,038
MSCI Saudi Arabia	127,825,869	130,875,925
MSCI UAE	25,129,739	12,882,843

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Argentina and Global Exposure	$4,528,757	$4,478,509
MSCI China	194,890,821	—
MSCI China Small-Cap	221,353	3,805,846
MSCI Indonesia	320,994,393	117,355,226
MSCI Peru	5,487,804	10,512,212
MSCI Philippines	100,078,220	22,264,488
MSCI Poland	77,998,146	36,704,780
MSCI UAE	1,237,810	487,355

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Argentina and Global Exposure	$1,174,389	$—	$1,174,389
MSCI Brazil Small-Cap	38,942,178	—	38,942,178
MSCI China	220,580,428	—	220,580,428
MSCI China Small-Cap	2,353,397	—	2,353,397
MSCI Indonesia	72,041,694	20,329	72,062,023
MSCI Peru	78,718,275	481,024	79,199,299
MSCI Philippines	37,243,059	—	37,243,059
MSCI Poland	38,730,734	5	38,730,739
MSCI Qatar	12,783,521	—	12,783,521
MSCI Saudi Arabia	1,309,671	—	1,309,671
MSCI UAE	13,962,409	—	13,962,409

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Argentina and Global Exposure	$30,962,995	$1,979,037	$(8,660,187)	$(6,681,150)
MSCI Brazil Small-Cap	76,237,261	25,128,646	(9,829,487)	15,299,159
MSCI China	4,535,549,570	800,382,633	(284,281,155)	516,101,478
MSCI China Small-Cap	30,539,237	1,147,446	(6,442,252)	(5,294,806)
MSCI Indonesia	737,595,361	33,189,877	(107,973,457)	(74,783,580)
MSCI Peru	212,423,667	15,691,776	(65,784,494)	(50,092,718)
MSCI Philippines	280,150,044	7,339,653	(35,438,235)	(28,098,582)
MSCI Poland	372,918,935	10,165,447	(82,994,421)	(72,828,974)
MSCI Qatar	57,067,423	9,341,464	(11,121,012)	(1,779,548)
MSCI Saudi Arabia	240,745,625	28,168,397	(3,990,221)	24,178,176
MSCI UAE	57,957,781	4,623,207	(12,745,732)	(8,122,525)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited)  (continued)

Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount

MSCI Argentina and Global Exposure
Shares sold	200,000	$4,785,425	2,600,000	$75,168,504
Shares redeemed	(200,000)	(4,741,413)	(2,200,000)	(60,463,884)

Net increase	—	$44,012	400,000	$14,704,620

MSCI Brazil Small-Cap
Shares sold	1,850,000	$28,278,697	2,050,000	$33,169,945
Shares redeemed	(200,000)	(2,666,379)	(1,800,000)	(27,852,931)

Net increase	1,650,000	$25,612,318	250,000	$5,317,014

MSCI China
Shares sold	15,400,000	$838,952,711	16,600,000	$1,134,621,225
Shares redeemed	—	—	(1,800,000)	(112,558,345)

Net increase	15,400,000	$838,952,711	14,800,000	$1,022,062,880

MSCI China Small-Cap
Shares sold	50,000	$2,197,218	150,000	$7,515,832
Shares redeemed	(100,000)	(4,198,191)	(50,000)	(2,796,883)

Net increase(decrease)	(50,000)	$(2,000,973)	100,000	$4,718,949

MSCI Indonesia
Shares sold	13,000,000	$323,683,952	10,200,000	$269,845,147
Shares redeemed	(5,150,000)	(117,822,408)	(11,250,000)	(284,341,532)

Net increase(decrease)	7,850,000	$205,861,544	(1,050,000)	$(14,496,385)

MSCI Peru
Shares sold	150,000	$5,646,260	2,000,000	$82,950,331
Shares redeemed	(300,000)	(10,797,383)	(2,150,000)	(85,084,567)

Net decrease	(150,000)	$(5,151,123)	(150,000)	$(2,134,236)

MSCI Philippines
Shares sold	3,000,000	$100,358,284	1,900,000	$66,401,989
Shares redeemed	(750,000)	(22,367,163)	(1,500,000)	(51,748,979)

Net increase	2,250,000	$77,991,121	400,000	$14,653,010

MSCI Poland
Shares sold	3,450,000	$81,894,276	3,800,000	$99,241,572
Shares redeemed	(1,600,000)	(36,790,187)	(6,250,000)	(154,657,126)

Net increase(decrease)	1,850,000	$45,104,089	(2,450,000)	$(55,415,554)

MSCI Qatar
Shares sold	200,000	$3,752,641	1,300,000	$20,609,864
Shares redeemed	(300,000)	(5,318,319)	(1,250,000)	(19,998,097)

Net increase(decrease)	(100,000)	$(1,565,678)	50,000	$611,767

MSCI Saudi Arabia
Shares sold	3,750,000	$119,976,998	8,400,000	$244,345,759
Shares redeemed	(4,000,000)	(120,308,719)	(450,000)	(12,588,493)

Net increase(decrease)	(250,000)	$(331,721)	7,950,000	$231,757,266

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount

MSCI UAE
Shares sold	1,250,000	$17,963,845	350,000	$5,814,662
Shares redeemed	(300,000)	(4,665,252)	(650,000)	(11,259,939)

Net increase(decrease)	950,000	$13,298,593	(300,000)	$(5,445,277)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts to the receivables and payables recorded. Polish withholding tax claims received are disclosed in the statement of operations. Professional fees associated with the filing of tax claims in Poland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Argentina and Global Exposure	$1,034,545
MSCI Brazil Small-Cap	3,340,505
MSCI China	51,449,006
MSCI China Small-Cap	738,092
MSCI Indonesia	7,486,688
MSCI Peru	5,225,025
MSCI Philippines	742,473
MSCI Poland	5,917,963
MSCI Qatar	2,211,558
MSCI Saudi Arabia	2,600,597
MSCI UAE	1,907,835

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Argentina and Global Exposure	$(8,920)
MSCI Brazil Small-Cap	(1,661,220)
MSCI China	27,290,179
MSCI China Small-Cap	(8,328)
MSCI Indonesia	188,273
MSCI Peru	(98,441)
MSCI Philippines	(19,508)
MSCI Poland	2,886,047
MSCI Qatar	249,061
MSCI Saudi Arabia	2,602,811
MSCI UAE	(333,709)

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil Small-Cap(a)	$0.011827	$—	$0.359005	$0.370832	3%	—%	97%	100%
MSCI China Small-Cap(a)	0.842781	—	0.830072	1.672853	50	—	50	100
MSCI Indonesia(a)	0.021964	—	0.025449	0.047413	46	—	54	100
MSCI Peru(a)	0.117917	—	0.040265	0.158182	75	—	25	100
MSCI Philippines(a)	0.010993	—	0.009792	0.020785	53	—	47	100
MSCI Qatar(a)	0.089568	—	0.030704	0.120272	74	—	26	100
MSCI UAE(a)	0.058023	—	0.015713	0.073736	79	—	21	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	79

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	81

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0219

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares MSCI Denmark ETF | EDEN | Cboe BZX

▶	iShares MSCI Finland ETF | EFNL | Cboe BZX

▶	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX

▶	iShares MSCI Ireland ETF | EIRL | NYSE Arca
▶	iShares MSCI New Zealand ETF | ENZL | NASDAQ
▶	iShares MSCI Norway ETF | ENOR | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Denmark ETF

Investment Objective

The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(8.07)%	(7.90)%	5.64%	14.53%	(7.90)%	31.59%	161.94%
Fund Market	(7.86)	(7.48)	5.62	14.52	(7.48)	31.47	161.74
Index	(8.00)	(7.76)	5.93	14.82	(7.76)	33.41	166.75

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$919.30	$2.52		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care	39.6%
Industrials	24.1
Financials	11.1
Materials	7.9
Consumer Staples	7.2
Utilities	4.5
Consumer Discretionary	3.1
Information Technology	2.3
Energy	0.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Novo Nordisk A/S, Class B	21.7%
Vestas Wind Systems A/S	6.0
DSV A/S	5.8
Danske Bank A/S	5.3
Coloplast A/S, Class B	4.5
Orsted A/S	4.5
Carlsberg A/S, Class B	4.5
Genmab A/S	4.1
Chr Hansen Holding A/S	4.0
Novozymes A/S, Class B	3.9

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Finland ETF

Investment Objective

The iShares MSCI Finland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.13)%	(5.47)%	4.67%	9.36%	(5.47)%	25.61%	88.66%
Fund Market	(6.67)	(5.19)	4.70	9.35	(5.19)	25.82	88.58
Index	(7.05)	(6.07)	4.14	8.84	(6.07)	22.48	82.51

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$928.70	$2.58		$1,000.00	$1,022.10	$2.71		0.54%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	24.6%
Information Technology	19.5
Materials	18.2
Financials	11.2
Consumer Discretionary	6.5
Communication Services	5.2
Utilities	4.5
Energy	4.4
Health Care	2.8
Consumer Staples	2.5
Real Estate	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Nokia OYJ	17.9%
Sampo OYJ, Class A	10.7
Kone OYJ, Class B	8.0
UPM-Kymmene OYJ	7.7
Fortum OYJ	4.5
Neste OYJ	4.4
Stora Enso OYJ, Class R	4.4
Wartsila OYJ Abp	4.3
Elisa OYJ	3.6
Amer Sports OYJ	3.4

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Germany Small-Cap ETF

Investment Objective

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(13.94)%	(15.23)%	6.41%	13.00%	(15.23)%	36.43%	138.06%
Fund Market	(13.67)	(14.83)	6.42	12.99	(14.83)	36.52	137.82
Index	(13.94)	(15.59)	6.25	12.85	(15.59)	35.39	135.94

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$860.60	$2.72		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	24.0%
Real Estate	18.1
Information Technology	14.5
Health Care	11.5
Communication Services	10.5
Financials	8.1
Consumer Discretionary	5.9
Materials	5.5
Consumer Staples	1.3
Other (each representing less than 1%)	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
LEG Immobilien AG	5.3%
Scout24 AG	4.2
Rheinmetall AG	3.5
K+S AG	2.7
Carl Zeiss Meditec AG	2.6
MorphoSys AG	2.4
Evotec AG	2.2
TAG Immobilien AG	2.2
Nemetschek SE	2.1
Grand City Properties SA	2.1

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Ireland ETF

Investment Objective

The iShares MSCI Ireland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(9.99)%	(9.13)%	2.13%	8.97%	(9.13)%	11.13%	113.32%
Fund Market	(9.87)	(8.92)	1.90	8.93	(8.92)	9.88	112.67
Index	(9.51)	(8.58)	2.53	9.44	(8.58)	13.32	121.62

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$900.10	$2.31		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Materials	26.4%
Consumer Staples	25.7
Industrials	13.4
Consumer Discretionary	11.9
Financials	10.7
Health Care	6.1
Real Estate	5.8
Information Technology	0.0	(b)

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
CRH PLC	22.3%
Kerry Group PLC, Class A	15.4
ICON PLC	6.1
Glanbia PLC	4.8
Kingspan Group PLC	4.7
Bank of Ireland Group PLC	4.7
AIB Group PLC	4.6
Paddy Power Betfair PLC	4.5
Smurfit Kappa Group PLC	4.1
Grafton Group PLC	3.6

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI New Zealand ETF

Investment Objective

The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.79%	5.25%	8.91%	13.21%	5.25%	53.25%	186.88%
Fund Market	2.69	5.91	8.88	13.16	5.91	53.04	185.85
Index	2.99	5.69	9.35	13.67	5.69	56.36	196.96

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,027.90	$2.46		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care	18.9%
Utilities	17.4
Consumer Staples	14.2
Communication Services	12.1
Industrials	11.8
Real Estate	8.8
Consumer Discretionary	8.3
Materials	4.2
Energy	3.6
Information Technology	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
a2 Milk Co. Ltd.	12.9%
Fisher & Paykel Healthcare Corp. Ltd.	10.4
Auckland International Airport Ltd.	9.2
Spark New Zealand Ltd.	8.4
Ryman Healthcare Ltd.	5.3
Meridian Energy Ltd.	4.4
Contact Energy Ltd.	4.4
Fletcher Building Ltd.	4.2
Trade Me Group Ltd.	3.5
Mercury NZ Ltd.	3.5

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® MSCI Norway ETF

Investment Objective

The iShares MSCI Norway ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(8.04)%	(4.40)%	(1.49)%	2.56%	(4.40)%	(7.23)%	19.70%
Fund Market	(7.67)	(3.12)	(1.45)	2.57	(3.12)	(7.06)	19.73
Index	(7.82)	(3.92)	(1.21)	2.87	(3.92)	(5.89)	22.26

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$919.60	$2.52		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Energy	29.9%
Financials	23.4
Consumer Staples	16.6
Communication Services	12.0
Materials	9.1
Industrials	3.7
Information Technology	1.8
Real Estate	1.5
Consumer Discretionary	1.2
Other (each representing less than 1%)	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Equinor ASA	17.3%
DNB ASA	12.1
Telenor ASA	9.4
Mowi ASA	6.0
Yara International ASA	4.6
Orkla ASA	4.1
Norsk Hydro ASA	3.6
Storebrand ASA	2.6
Aker BP ASA	2.6
Schibsted ASA, Class B	2.6

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund ’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.8%
Danske Bank A/S	131,473	$2,618,504
Jyske Bank A/S, Registered	14,964	586,703
Spar Nord Bank A/S	29,178	251,154
Sydbank A/S	16,862	401,973

		3,858,334

Beverages — 6.0%
Carlsberg A/S, Class B	18,050	2,188,931
Royal Unibrew A/S	10,472	775,135

		2,964,066

Biotechnology — 4.9%
Bavarian Nordic A/S(a)(b)	10,476	237,106
Genmab A/S(a)	11,517	1,992,357
Zealand Pharma A/S(a)	12,889	190,611

		2,420,074

Building Products — 1.0%
Rockwool International A/S, Class B	2,048	500,412

Chemicals — 7.8%
Chr Hansen Holding A/S	19,190	1,956,986
Novozymes A/S, Class B	42,043	1,910,841

		3,867,827

Commercial Services & Supplies — 2.1%
ISS A/S	33,100	1,034,075

Construction & Engineering — 1.5%
FLSmidth & Co. A/S	9,630	462,666
Per Aarsleff Holding A/S	8,066	273,286

		735,952

Electric Utilities — 4.4%
Orsted A/S(c)	30,157	2,190,793

Electrical Equipment — 6.4%
NKT A/S(a)(b)	11,045	204,640
Vestas Wind Systems A/S	35,560	2,963,198

		3,167,838

Food Products — 0.6%
Schouw & Co. A/S	3,665	293,377

Health Care Equipment & Supplies — 10.4%
Ambu A/S, Series B(b)	35,113	824,196
Coloplast A/S, Class B	22,005	2,195,697
GN Store Nord A/S	28,925	1,395,417
William Demant Holding A/S(a)	24,412	733,966

		5,149,276

Health Care Technology — 0.4%
NNIT A/S(c)	6,405	186,315

Household Durables — 0.4%
Bang & Olufsen A/S(a)	14,070	201,850

Insurance — 3.2%
Alm Brand A/S	25,812	221,787
Topdanmark A/S	11,985	591,540
Tryg A/S	27,904	761,448

		1,574,775

Machinery — 0.6%
Nilfisk Holding A/S(a)	7,572	321,841

Security	Shares	Value

Marine — 6.4%
AP Moller - Maersk A/S, Class A	749	$964,213
AP Moller - Maersk A/S, Class B, NVS	1,228	1,656,750
D/S Norden A/S(a)(b)	13,419	191,794
Dfds A/S	8,258	377,844

		3,190,601

Oil, Gas & Consumable Fuels — 0.2%
TORM PLC(a)	20,247	128,701

Pharmaceuticals — 23.5%
ALK-Abello A/S(a)	2,115	331,826
H Lundbeck A/S	14,885	681,516
Novo Nordisk A/S, Class B	216,758	10,647,187

		11,660,529

Road & Rail — 5.7%
DSV A/S	34,304	2,856,441

Software — 2.3%
Netcompany Group A/S(a)(c)	8,770	320,294
SimCorp A/S	9,195	828,663

		1,148,957

Specialty Retail — 0.4%
Matas A/S	17,544	185,821

Textiles, Apparel & Luxury Goods — 2.3%
Pandora A/S	21,595	1,134,411

Tobacco — 0.5%
Scandinavian Tobacco Group A/S(c)	20,381	269,370

Total Common Stocks — 98.8% (Cost: $53,864,000)		49,041,636

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	1,404,673	1,405,235
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	28,907	28,907

		1,434,142

Total Short-Term Investments — 2.9% (Cost: $1,434,083)		1,434,142

Total Investments in Securities — 101.7% (Cost: $55,298,083)		50,475,778

Other Assets, Less Liabilities — (1.7)%		(841,751)

Net Assets — 100.0%		$49,634,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Denmark ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	771,104	633,569	1,404,673	$1,405,235	$7,843	(b)	$(162)	$(23)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,884	13,023	28,907	28,907	335		—	—

				$1,434,142	$8,178		$(162)	$(23)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,041,636	$—	$—	$49,041,636
Money Market Funds	1,434,142	—	—	1,434,142

	$50,475,778	$—	$—	$50,475,778

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ	18,726	$174,531

Auto Components — 2.6%
Nokian Renkaat OYJ	24,043	851,449

Banks — 0.5%
Aktia Bank OYJ	16,928	176,953

Building Products — 0.6%
Uponor OYJ	17,154	201,779

Chemicals — 1.6%
Kemira OYJ	24,973	334,416
Tikkurila OYJ	12,553	207,265

		541,681

Commercial Services & Supplies — 0.6%
Caverion OYJ(a)	32,235	188,852

Communications Equipment — 17.7%
Nokia OYJ	965,363	5,843,663

Construction & Engineering — 1.2%
Lehto Group OYJ(b)	22,721	115,132
YIT OYJ	43,538	266,475

		381,607

Containers & Packaging — 2.4%
Huhtamaki OYJ	22,161	803,222

Diversified Telecommunication Services — 4.5%
DNA OYJ	14,561	294,140
Elisa OYJ	28,217	1,185,302

		1,479,442

Electric Utilities — 4.5%
Fortum OYJ	66,220	1,471,901

Food & Staples Retailing — 2.4%
Kesko OYJ, Class B	13,384	799,815

Health Care Providers & Services — 0.5%
Oriola OYJ, Class B	57,504	152,895

Insurance — 10.6%
Sampo OYJ, Class A	72,316	3,484,894

IT Services — 1.2%
Tieto OYJ	13,177	390,121

Leisure Products — 3.3%
Amer Sports OYJ	24,348	1,104,845

Machinery — 20.3%
Cargotec OYJ, Class B	9,400	336,527
Kone OYJ, Class B	53,584	2,621,863
Konecranes OYJ	14,729	517,414
Metso OYJ	23,058	782,696
Outotec OYJ(a)	50,257	188,680
Ponsse OYJ	4,643	146,978
Valmet OYJ	27,517	686,206
Wartsila OYJ Abp	86,655	1,409,066

		6,689,430

Security	Shares	Value

Media — 0.7%
Sanoma OYJ	22,059	$219,537

Metals & Mining — 1.0%
Outokumpu OYJ	79,254	316,134

Multiline Retail — 0.5%
Tokmanni Group Corp.	17,595	174,909

Oil, Gas & Consumable Fuels — 4.4%
Neste OYJ	14,981	1,441,475

Paper & Forest Products — 13.0%
Metsa Board OYJ	47,385	328,330
Stora Enso OYJ, Class R	107,086	1,437,050
UPM-Kymmene OYJ	83,681	2,527,027

		4,292,407

Pharmaceuticals — 2.3%
Orion OYJ, Class B	21,707	776,385

Real Estate Management & Development — 0.6%
Citycon OYJ	108,876	209,769

Software — 0.4%
F-Secure OYJ	47,793	128,436

Trading Companies & Distributors — 1.2%
Cramo OYJ	11,560	226,542
Ramirent OYJ(a)	26,468	180,533

		407,075

Total Common Stocks — 99.1% (Cost: $35,166,342)		32,703,207

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	32,087	32,100
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	12,294	12,294

		44,394

Total Short-Term Investments — 0.1% (Cost: $44,394)		44,394

Total Investments in Securities — 99.2% (Cost: $35,210,736)		32,747,601

Other Assets, Less Liabilities — 0.8%		264,975

Net Assets — 100.0%		$33,012,576

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	433,631	(401,544)	32,087	$32,100	$3,391	(b)	$18		$(75)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,022	7,272	12,294	12,294	181		—		—

				$44,394	$3,572		$18		$(75)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,703,207	$—	$—	$32,703,207
Money Market Funds	44,394	—	—	44,394

	$32,747,601	$—	$—	$32,747,601

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
OHB SE	1,558	$58,456

Auto Components — 1.4%
EDAG Engineering Group AG(a)	2,599	45,043
ElringKlinger AG(a)	9,458	68,927
Leoni AG(a)	9,826	268,309
SAF-Holland SA	13,660	167,057

		549,336

Banks — 0.3%
comdirect bank AG	8,454	99,731

Biotechnology — 2.4%
MorphoSys AG(b)	9,563	983,312

Capital Markets — 2.5%
AURELIUS Equity Opportunities SE & Co KGaA(a)	6,942	314,613
Deutsche Beteiligungs AG	3,853	150,708
DWS Group GmbH & Co. KGaA(b)(c)	12,032	357,524
FinTech Group AG, Registered(b)	3,357	76,452
MLP SE	18,008	92,993

		992,290

Chemicals — 2.8%
H&R GmbH & Co. KGaA	3,885	31,542
K+S AG, Registered	57,499	1,097,019

		1,128,561

Commercial Services & Supplies — 1.3%
Bilfinger SE	9,309	360,830
Cewe Stiftung & Co. KGaA	1,551	145,705

		506,535

Communications Equipment — 0.3%
ADVA Optical Networking SE(a)(b)	12,789	123,056

Diversified Financial Services — 2.4%
GRENKE AG(a)	7,656	781,995
Hypoport AG(a)(b)	1,075	205,160

		987,155

Electrical Equipment — 1.4%
Nordex SE(b)	18,956	242,834
Senvion SA(a)(b)	6,691	9,143
SGL Carbon SE(b)	16,600	134,585
Varta AG(b)	4,032	160,326

		546,888

Electronic Equipment, Instruments & Components — 2.1%
Basler AG	365	66,251
Isra Vision AG	4,944	208,582
Jenoptik AG	15,495	564,966

		839,799

Entertainment — 2.3%
Borussia Dortmund GmbH & Co. KGaA	17,987	155,150
CTS Eventim AG & Co. KGaA	17,297	777,996

		933,146

Equity Real Estate Investment Trusts (REITs) — 2.2%
alstria office REIT AG	45,376	687,723
Hamborner REIT AG	19,099	193,558

		881,281

Food Products — 1.3%
KWS Saat SE	695	219,612

Security	Shares	Value

Food Products (continued)
Suedzucker AG(a)	21,495	$314,644

		534,256

Health Care Equipment & Supplies — 2.9%
Carl Zeiss Meditec AG, Bearer	12,090	1,032,517
Draegerwerk AG & Co. KGaA	912	44,032
STRATEC SE	1,450	101,544

		1,178,093

Health Care Providers & Services — 0.4%
RHOEN-KLINIKUM AG	6,048	164,596

Health Care Technology — 1.0%
CompuGroup Medical SE	7,204	421,644

Hotels, Restaurants & Leisure — 0.1%
bet-at-home.com AG	846	57,800

Household Durables — 0.2%
Surteco Group SE	2,310	67,733

Independent Power and Renewable Electricity Producers — 0.5%
Encavis AG	27,284	186,410

Industrial Conglomerates — 4.2%
Indus Holding AG(a)	5,519	263,006
MBB SE(a)	587	52,070
Rheinmetall AG	13,086	1,401,293

		1,716,369

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	7,061	135,078

Interactive Media & Services — 4.9%
Scout24 AG(a)(c)	32,329	1,704,444
XING SE	846	289,966

		1,994,410

Internet & Direct Marketing Retail — 3.1%
HelloFresh SE(a)(b)	21,915	239,065
Rocket Internet SE(b)(c)	20,895	492,042
Shop Apotheke Europe NV(b)(c)	2,552	105,196
Takkt AG	9,879	165,364
zooplus AG(a)(b)	1,826	241,195

		1,242,862

IT Services — 3.0%
Bechtle AG	8,829	758,040
CANCOM SE	10,013	410,237
GFT Technologies SE	5,184	46,516

		1,214,793

Life Sciences Tools & Services — 4.0%
Evotec AG(b)	38,041	894,936
Gerresheimer AG	9,429	724,734

		1,619,670

Machinery — 11.4%
Aumann AG(a)(c)	2,272	65,454
Deutz AG	36,336	263,357
DMG Mori AG	5,928	289,247
Duerr AG	15,579	637,569
Heidelberger Druckmaschinen AG(b)	75,561	135,343
JOST Werke AG(c)	4,492	148,848
Koenig & Bauer AG(a)	4,224	195,569
Krones AG	4,738	396,275
Norma Group SE	9,584	514,453

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Pfeiffer Vacuum Technology AG(a)	2,078	$317,310
Rational AG	1,024	671,633
SLM Solutions Group AG(a)(b)	3,734	37,927
Stabilus SA	7,429	429,738
Vossloh AG	2,627	123,543
Wacker Neuson SE	8,442	193,412
Washtec AG	3,360	205,841

		4,625,519

Marine — 0.8%
Hapag-Lloyd AG(c)	10,570	311,734

Media — 1.2%
Stroeer SE & Co. KGaA	8,436	500,957

Metals & Mining — 2.5%
Aurubis AG	11,471	631,811
Salzgitter AG	11,751	359,410

		991,221

Oil, Gas & Consumable Fuels — 0.1%
VERBIO Vereinigte BioEnergie AG	6,557	50,473

Professional Services — 0.7%
Amadeus Fire AG	1,566	164,590
Bertrandt AG	1,669	133,034

		297,624

Real Estate Management & Development — 15.9%
ADLER Real Estate AG	10,421	147,618
ADO Properties SA(c)	8,622	495,312
Consus Real Estate AG(b)	11,204	92,368
Corestate Capital Holding SA	3,850	132,397
Deutsche EuroShop AG(a)	14,837	440,619
DIC Asset AG	14,774	164,867
Grand City Properties SA	35,084	826,969
LEG Immobilien AG	18,985	2,122,045
PATRIZIA Immobilien AG	13,887	301,240
TAG Immobilien AG	37,409	873,252
TLG Immobilien AG	27,944	811,406

		6,408,093

Road & Rail — 1.0%
Sixt Leasing SE	3,664	57,826
Sixt SE	3,655	336,702

		394,528

Semiconductors & Semiconductor Equipment — 4.4%
AIXTRON SE(b)	33,962	303,889
Dialog Semiconductor PLC(b)	22,970	701,241
Elmos Semiconductor AG	3,302	91,180
Siltronic AG	6,304	616,909
SMA Solar Technology AG(a)	3,106	81,771

		1,794,990

Software — 3.8%
Nemetschek SE	5,782	845,381
RIB Software SE	11,652	169,965
Software AG	14,435	528,454

		1,543,800

Specialty Retail — 1.2%
CECONOMY AG(a)(b)	53,662	302,469
Hornbach Holding AG & Co. KGaA	3,132	164,412

		466,881

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.9%
S&T AG(a)	14,409	$347,512

Thrifts & Mortgage Finance — 2.6%
Aareal Bank AG	17,067	559,511
Deutsche Pfandbriefbank AG(c)	40,447	499,258

		1,058,769

Trading Companies & Distributors — 0.7%
BayWa AG(a)	4,065	112,943
Kloeckner & Co. SE	22,508	166,851

		279,794

Transportation Infrastructure — 0.4%
Hamburger Hafen und Logistik AG	7,377	161,284

Wireless Telecommunication Services — 2.0%
Freenet AG	38,459	810,833

Total Common Stocks — 97.0% (Cost: $45,908,330)		39,207,272

Preferred Stocks

Biotechnology — 0.4%
Biotest AG, Preference Shares, NVS	5,960	155,075

Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	757	73,011

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,293	128,985

Machinery — 1.1%
Jungheinrich AG, Preference Shares, NVS	14,438	447,512

Road & Rail — 0.8%
Sixt SE, Preference Shares, NVS	4,982	333,573

Total Preferred Stocks — 2.8% (Cost: $1,531,900)		1,138,156

Short-Term Investments

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	6,044,767	6,047,185
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	21,394	21,394

		6,068,579

Total Short-Term Investments — 15.0% (Cost: $6,066,936)		6,068,579

Total Investments in Securities — 114.8% (Cost: $53,507,166)		46,414,007

Other Assets, Less Liabilities — (14.8)%		(5,992,117)

Net Assets — 100.0%		$40,421,890

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Germany Small-Cap ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,722,919	(1,678,152)	6,044,767	$6,047,185	$79,674	(b)	$216		$217
BlackRock Cash Funds: Treasury, SL Agency Shares	29,976	(8,582)	21,394	21,394	357		—		—

				$6,068,579	$80,031		$216		$217

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,207,272	$—	$—	$39,207,272
Preferred Stocks	1,138,156	—	—	1,138,156
Money Market Funds	6,068,579	—	—	6,068,579

	$46,414,007	$—	$—	$46,414,007

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.1%
Ryanair Holdings PLC, ADR(a)	23,808	$1,774,648

Banks — 10.3%
AIB Group PLC	574,178	2,704,186
Bank of Ireland Group PLC	419,729	2,731,459
Permanent TSB Group Holdings PLC(a)	316,805	569,979

		6,005,624

Beverages — 2.2%
C&C Group PLC	360,721	1,256,905

Building Products — 4.7%
Kingspan Group PLC	58,373	2,755,820

Construction Materials — 22.4%
CRH PLC	410,878	13,025,417

Containers & Packaging — 4.1%
Smurfit Kappa Group PLC	84,782	2,407,740

Diversified Financial Services — 0.2%
IFG Group PLC(a)	52,230	95,159

Equity Real Estate Investment Trusts (REITs) — 5.8%
Green REIT PLC	729,405	1,224,266
Hibernia REIT PLC	789,828	1,154,801
Irish Residential Properties REIT PLC	558,873	992,767

		3,371,834

Food & Staples Retailing — 1.7%
Total Produce PLC	459,656	973,544

Food Products — 22.0%
Glanbia PLC	137,142	2,784,399
Kerry Group PLC, Class A	87,045	8,970,196
Origin Enterprises PLC	162,795	1,004,731

		12,759,326

Hotels, Restaurants & Leisure — 6.9%
Dalata Hotel Group PLC	206,211	1,425,313
Paddy Power Betfair PLC	32,164	2,604,049

		4,029,362

Household Durables — 4.0%
Cairn Homes PLC(a)	833,237	1,284,685
Glenveagh Properties PLC(a)(b)	1,035,921	1,014,460

		2,299,145

Security	Shares	Value

Insurance — 0.3%
FBD Holdings PLC	14,253	$145,744

Life Sciences Tools & Services — 6.1%
ICON PLC(a)	25,405	3,556,192

Marine — 2.0%
Irish Continental Group PLC	199,342	1,134,954

Professional Services — 0.1%
CPL Resources PLC	10,367	72,954

Software — 0.0%
Datalex PLC	38,823	28,293

Specialty Retail — 1.1%
Applegreen PLC	98,885	650,830

Trading Companies & Distributors — 3.6%
Grafton Group PLC	195,755	2,080,387

Total Common Stocks — 100.6% (Cost: $59,752,568)		58,423,878

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	23,173	23,173

Total Short-Term Investments — 0.0% (Cost: $23,173)		23,173

Total Investments in Securities — 100.6% (Cost: $59,775,741)		58,447,051

Other Assets, Less Liabilities — (0.6)%		(347,356)

Net Assets — 100.0%		$58,099,695

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares .	23,669	(496)	23,173	$23,173	$290	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Ireland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,423,878	$—	$—	$58,423,878
Money Market Funds	23,173	—	—	23,173

	$58,447,051	$—	$—	$58,447,051

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.9%
Air New Zealand Ltd.	1,832,546	$3,084,735

Construction Materials — 4.2%
Fletcher Building Ltd.(a)	2,020,739	6,734,185

Diversified Telecommunication Services — 11.2%
Chorus Ltd.	1,267,099	4,507,617
Spark New Zealand Ltd.	5,317,487	13,517,030

		18,024,647

Electric Utilities — 12.9%
Contact Energy Ltd.	1,645,035	7,096,510
Genesis Energy Ltd.(b)	1,714,807	3,272,196
Infratil Ltd.	1,818,834	4,933,352
Mercury NZ Ltd.	2,207,465	5,551,191

		20,853,249

Equity Real Estate Investment Trusts (REITs) — 8.8%
Argosy Property Ltd.	2,979,713	2,497,730
Goodman Property Trust(b)	3,252,558	3,635,255
Kiwi Property Group Ltd.	4,597,134	4,417,456
Precinct Properties New Zealand Ltd.	3,486,499	3,564,075

		14,114,516

Food Products — 14.1%
a2 Milk Co. Ltd.(a)(b)	2,129,244	20,764,958
Synlait Milk Ltd.(a)(b)	281,950	2,021,407

		22,786,365

Health Care Equipment & Supplies — 10.3%
Fisher & Paykel Healthcare Corp. Ltd.	1,659,194	16,621,894

Health Care Providers & Services — 8.5%
Metlifecare Ltd.	599,300	2,078,873
Ryman Healthcare Ltd.	1,142,159	8,562,197
Summerset Group Holdings Ltd.(b)	706,333	3,128,880

		13,769,950

Hotels, Restaurants & Leisure — 4.8%
Restaurant Brands New Zealand Ltd.	369,374	2,212,693
SKYCITY Entertainment Group Ltd.	2,130,653	5,474,193

		7,686,886

Independent Power and Renewable Electricity Producers — 4.4%
Meridian Energy Ltd.	2,826,669	7,108,326

Internet & Direct Marketing Retail — 3.5%
Trade Me Group Ltd.	1,288,966	5,613,171

Security	Shares	Value

Media — 0.9%
Sky Network Television Ltd.	1,390,550	$1,383,584

Oil, Gas & Consumable Fuels — 3.6%
New Zealand Refining Co. Ltd. (The)	794,709	1,137,348
Z Energy Ltd.	1,136,313	4,692,849

		5,830,197

Road & Rail — 0.7%
Tourism Holdings Ltd.	333,590	1,084,420

Software — 0.6%
Pushpay Holdings Ltd.(a)(b)	456,120	1,044,442

Transportation Infrastructure — 9.2%
Auckland International Airport Ltd.	2,791,923	14,783,949

Total Common Stocks — 99.6% (Cost: $159,366,873)		160,524,516

Short-Term Investments

Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	22,796,072	22,805,190
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	86,470	86,470

		22,891,660

Total Short-Term Investments — 14.2% (Cost: $22,891,054)		22,891,660

Total Investments in Securities — 113.8% (Cost: $182,257,927)		183,416,176

Other Assets, Less Liabilities — (13.8)%		(22,244,617)

Net Assets — 100.0%		$161,171,559

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,452,593	8,343,479	22,796,072	$22,805,190	$37,974	(b)	$(1,414)	$(784)
BlackRock Cash Funds: Treasury, SL Agency Shares	67,985	18,485	86,470	86,470	1,379		—	—

				$22,891,660	$39,353		$(1,414)	$(784)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI New Zealand ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$160,524,516	$—	$—	$160,524,516
Money Market Funds	22,891,660	—	—	22,891,660

	$183,416,176	$—	$—	$183,416,176

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Kongsberg Gruppen ASA	8,943	$137,288

Airlines — 0.2%
Norwegian Air Shuttle ASA(a)(b)	9,349	63,534

Auto Components — 0.4%
Kongsberg Automotive ASA(a)	133,127	128,510

Banks — 16.1%
DNB ASA	206,270	3,958,190
Norwegian Finans Holding ASA(a)	25,855	226,137
Sbanken ASA(c)	17,238	161,763
SpareBank 1 Nord Norge	27,303	222,988
Sparebank 1 Oestlandet	7,350	74,993
SpareBank 1 SMN	31,560	344,537
SpareBank 1 SR-Bank ASA	26,691	298,253

		5,286,861

Biotechnology — 0.1%
Nordic Nanovector ASA(a)(b)	8,912	45,319

Chemicals — 5.5%
Borregaard ASA	26,968	255,909
Elkem ASA(a)(c)	15,615	53,817
Yara International ASA	35,398	1,491,484

		1,801,210

Commercial Services & Supplies — 1.5%
Tomra Systems ASA	19,236	508,675

Construction & Engineering — 0.3%
Veidekke ASA	10,621	112,096

Consumer Finance — 0.4%
Axactor SE(a)(b)	28,042	62,224
B2Holding ASA(b)	42,817	66,432

		128,656

Diversified Financial Services — 1.3%
Aker ASA, Class A	5,705	431,894

Diversified Telecommunication Services — 9.3%
Telenor ASA	156,848	3,062,119

Electrical Equipment — 0.1%
NEL ASA(a)	57,850	35,943

Energy Equipment & Services — 7.6%
Akastor ASA(a)	57,863	92,484
Aker Solutions ASA(a)	41,730	199,900
Borr Drilling Ltd.(a)	92,181	252,391
BW Offshore Ltd.(a)(b)	21,239	96,796
Kvaerner ASA(a)	21,593	34,664
Northern Drilling Ltd.(a)	8,059	54,127
Ocean Yield ASA	18,141	130,331
Odfjell Drilling Ltd.(a)	21,879	65,409
Petroleum Geo-Services ASA(a)	81,443	172,103
Subsea 7 SA	61,714	755,322
TGS NOPEC Geophysical Co. ASA	24,129	656,981

		2,510,508

Food Products — 16.6%
Austevoll Seafood ASA	23,416	283,850
Bakkafrost P/F	10,037	514,862

Security	Shares	Value

Food Products (continued)
Grieg Seafood ASA	11,563	$151,126
Leroy Seafood Group ASA	70,796	534,300
Mowi ASA(a)	85,492	1,974,647
Norway Royal Salmon ASA(b)	3,047	71,840
Orkla ASA	170,057	1,341,529
Salmar ASA	12,015	576,682

		5,448,836

Hotels, Restaurants & Leisure — 0.1%
Gaming Innovation Group Inc.(a)(b)	10,890	24,366

Independent Power and Renewable Electricity Producers — 0.7%
Scatec Solar ASA(c)	23,323	226,779

Insurance — 5.5%
Gjensidige Forsikring ASA	46,721	838,599
Protector Forsikring ASA(a)(b)	18,848	115,120
Storebrand ASA	108,264	861,663

		1,815,382

IT Services — 1.3%
Atea ASA	21,311	302,220
Evry AS(c)	34,114	125,337

		427,557

Marine — 0.9%
Golden Ocean Group Ltd.(b)	25,635	129,099
Stolt-Nielsen Ltd.	7,998	107,808
Wallenius Wilhelmsen ASA(a)	24,271	78,097

		315,004

Media — 2.6%
Schibsted ASA, Class B	22,887	848,916

Metals & Mining — 3.6%
Norsk Hydro ASA	283,386	1,175,138

Multiline Retail — 0.4%
Europris ASA(c)	36,437	122,147

Oil, Gas & Consumable Fuels — 22.1%
Aker BP ASA	25,362	860,594
BW LPG Ltd.(a)(b)(c)	24,382	79,767
DNO ASA	172,370	367,172
Equinor ASA	251,902	5,669,445
FLEX LNG Ltd.(a)(b)	54,053	66,409
Frontline Ltd./Bermuda(a)	23,993	155,108
Hoegh LNG Holdings Ltd.(b)	14,838	69,186

		7,267,681

Real Estate Management & Development — 1.5%
Entra ASA(c)	26,444	371,300
Norwegian Property ASA	16,670	19,505
Selvaag Bolig ASA	19,571	101,904

		492,709

Semiconductors & Semiconductor Equipment — 0.5%
Nordic Semiconductor ASA(a)(b)	36,055	153,562

Specialty Retail — 0.3%
XXL ASA(b)(c)	26,691	102,437

Total Common Stocks — 99.3% (Cost: $35,790,438)		32,673,127

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Airlines — 0.2%
Norwegian Air Shuttle ASA, (Expires 03/08/19)(a)(b)	18,698	$54,695

Biotechnology — 0.0%
Nordic Nanovector AS, (Expires 03/07/19)(a)(b)	193	—

Total Rights — 0.2% (Cost: $152,839)		54,695

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	1,151,445	1,151,906
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	17,895	17,895

		1,169,801

Total Short-Term Investments — 3.6% (Cost: $1,169,590)		1,169,801

Total Investments in Securities — 103.1% (Cost: $37,112,867)		33,897,623

Other Assets, Less Liabilities — (3.1)%		(1,015,691)

Net Assets — 100.0%		$32,881,932

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	965,925	185,520	1,151,445	$1,151,906	$13,161	(b)	$(48)	$31
BlackRock Cash Funds: Treasury, SL Agency Shares	3,447	14,448	17,895	17,895	247		—	—

				$1,169,801	$13,408		$(48)	$31

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Norway ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$32,673,127	$—		$—	$32,673,127
Rights	54,695	0	(a)	—	54,695
Money Market Funds	1,169,801	—		—	1,169,801

	$33,897,623	$0	(a)	$—	$33,897,623

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

February 28, 2019

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$49,041,636	$32,703,207	$40,345,428	$58,423,878
Affiliated(c)	1,434,142	44,394	6,068,579	23,173
Foreign currency, at value(d)	30,474	24,218	23,846	45,023
Receivables:
Investments sold	615,063	508,553	37,035	2,009,909
Securities lending income — Affiliated	1,147	24	7,848	—
Capital shares sold	—	19,950	—	—
Dividends	23,467	97,301	29	1,019
Tax reclaims	538,014	—	28,348	21,886
Foreign withholding tax claims	—	342,085	—	—

Total assets	51,683,943	33,739,732	46,511,113	60,524,888

LIABILITIES
Collateral on securities loaned, at value	1,405,380	32,100	6,045,616	—
Payables:
Investments purchased	620,967	530,047	25,397	2,403,382
Investment advisory fees	23,569	12,541	18,210	21,811
Professional fees	—	53,421	—	—
IRS compliance fee for foreign withholding tax claims	—	99,047	—	—

Total liabilities	2,049,916	727,156	6,089,223	2,425,193

NET ASSETS	$49,634,027	$33,012,576	$40,421,890	$58,099,695

NET ASSETS CONSIST OF:
Paid-in capital	$55,336,354	$35,631,853	$51,108,986	$67,304,228
Accumulated loss	(5,702,327)	(2,619,277)	(10,687,096)	(9,204,533)

NET ASSETS	$49,634,027	$33,012,576	$40,421,890	$58,099,695

Shares outstanding	800,000	850,000	750,000	1,400,000

Net asset value	$62.04	$38.84	$53.90	$41.50

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,356,668	$30,403	$5,678,330	$—
(b) Investments, at cost — Unaffiliated	$53,864,000	$35,166,342	$47,440,230	$59,752,568
(c) Investments, at cost — Affiliated	$1,434,083	$44,394	$6,066,936	$23,173
(d) Foreign currency, at cost	$30,397	$24,152	$23,772	$44,651

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$160,524,516	$32,727,822
Affiliated(c)	22,891,660	1,169,801
Foreign currency, at value(d)	98,135	154,522
Receivables:
Investments sold	1,321,959	142,132
Securities lending income — Affiliated	4,327	2,107
Dividends	145,306	19,531
Tax reclaims	—	3,090

Total assets	184,985,903	34,219,005

LIABILITIES
Collateral on securities loaned, at value	22,806,686	1,151,537
Payables:
Investments purchased	949,512	172,374
Investment advisory fees	58,146	13,162

Total liabilities	23,814,344	1,337,073

NET ASSETS	$161,171,559	$32,881,932

NET ASSETS CONSIST OF:
Paid-in capital	$167,793,849	$41,842,816
Accumulated loss	(6,622,290)	(8,960,884)

NET ASSETS	$161,171,559	$32,881,932

Shares outstanding	3,250,000	1,300,000

Net asset value	$49.59	$25.29

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$21,638,299	$1,062,234
(b) Investments, at cost — Unaffiliated	$159,366,873	$35,943,277
(c) Investments, at cost — Affiliated	$22,891,054	$1,169,590
(d) Foreign currency, at cost	$97,330	$153,956

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$190,476 (a)	$180,870	$24,029	$305,292
Dividends — Affiliated	335	181	357	290
Securities lending income — Affiliated — net	7,843	3,391	79,674	—
Foreign taxes withheld	(29,347)	—	(7,047)	(5,537)

Total investment income	169,307	184,442	97,013	300,045

EXPENSES
Investment advisory fees	125,399	88,930	134,461	146,116
Professional fees	—	1,176	—	—

Total expenses	125,399	90,106	134,461	146,116

Net investment income (loss)	43,908	94,336	(37,448)	153,929

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(607,867)	(258,829)	(1,150,784)	(971,480)
Investments — Affiliated	(162)	18	216	—
In-kind redemptions — Unaffiliated	2,103,488	1,033,789	(310,139)	344,228
Foreign currency transactions	425	1,672	4,083	(1,542)

Net realized gain (loss)	1,495,884	776,650	(1,456,624)	(628,794)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,398,452)	(3,937,286)	(7,042,368)	(6,617,695)
Investments — Affiliated	(23)	(75)	217	—
Foreign currency translations	(11,976)	(7,300)	147	(1,023)

Net change in unrealized appreciation (depreciation)	(3,410,451)	(3,944,661)	(7,042,004)	(6,618,718)

Net realized and unrealized loss	(1,914,567)	(3,168,011)	(8,498,628)	(7,247,512)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,870,659)	$(3,073,675)	$(8,536,076)	$(7,093,583)

(a)	Includes $79,838 related to a special distribution from IC Group A/S.

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,115,399	$400,937
Dividends — Affiliated	1,379	247
Securities lending income — Affiliated — net	37,974	13,161
Foreign taxes withheld	(447,828)	(95,302)

Total investment income	2,706,924	319,043

EXPENSES
Investment advisory fees	366,024	88,662

Total expenses	366,024	88,662

Net investment income	2,340,900	230,381

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,545,218)	(838,834)
Investments — Affiliated	(1,414)	(48)
In-kind redemptions — Unaffiliated	4,801,137	369,656
Foreign currency transactions	(22,064)	(1,881)

Net realized gain (loss)	2,232,441	(471,107)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(731,467)	(3,383,660)
Investments — Affiliated	(784)	31
Foreign currency translations	7,392	423

Net change in unrealized appreciation (depreciation)	(724,859)	(3,383,206)

Net realized and unrealized gain (loss)	1,507,582	(3,854,313)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,848,482	$(3,623,932)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,908	$771,945	$94,336	$1,584,085
Net realized gain	1,495,884	10,234,984	776,650	4,606,786
Net change in unrealized appreciation (depreciation)	(3,410,451)	(10,556,730)	(3,944,661)	(2,537,033)

Net increase (decrease) in net assets resulting from operations	(1,870,659)	450,199	(3,073,675)	3,653,838

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(168,675)	(1,199,663)	(6,797)	(1,829,682)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,024,496	(26,169,111)	(3,641,806)	(7,842,584)

NET ASSETS(a)
Total increase (decrease) in net assets	8,985,162	(26,918,575)	(6,722,278)	(6,018,428)
Beginning of period	40,648,865	67,567,440	39,734,854	45,753,282

End of period	$49,634,027	$40,648,865	$33,012,576	$39,734,854

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Ireland ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(37,448)	$1,339,789	$153,929	$911,702
Net realized gain (loss)	(1,456,624)	10,276,808	(628,794)	1,329,069
Net change in unrealized appreciation (depreciation)	(7,042,004)	(5,552,749)	(6,618,718)	2,681,554

Net increase (decrease) in net assets resulting from operations	(8,536,076)	6,063,848	(7,093,583)	4,922,325

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(501,045)	(1,210,800)	(178,159)	(1,127,676)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,801,060)	15,382,259	(4,009,826)	(2,296,182)

NET ASSETS(a)
Total increase (decrease) in net assets	(19,838,181)	20,235,307	(11,281,568)	1,498,467
Beginning of period	60,260,071	40,024,764	69,381,263	67,882,796

End of period	$40,421,890	$60,260,071	$58,099,695	$69,381,263

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	iShares MSCI New Zealand ETF		iShares MSCI Norway ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,340,900	$5,407,619	$230,381	$1,007,885
Net realized gain (loss)	2,232,441	13,241,598	(471,107)	2,413,217
Net change in unrealized appreciation (depreciation)	(724,859)	(5,382,654)	(3,383,206)	689,223

Net increase (decrease) in net assets resulting from operations	3,848,482	13,266,563	(3,623,932)	4,110,325

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,583,224)	(5,177,401)	(201,322)	(1,008,633)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	17,500,648	(41,473,802)	6,273,201	(5,256,826)

NET ASSETS(a)
Total increase (decrease) in net assets	18,765,906	(33,384,640)	2,447,947	(2,155,134)
Beginning of period	142,405,653	175,790,293	30,433,985	32,589,119

End of period	$161,171,559	$142,405,653	$32,881,932	$30,433,985

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$67.75		$67.57	$56.39	$53.99	$50.53	$37.64

Net investment income(a)	0.06	(b)	0.90	0.94	0.76	0.84	0.65
Net realized and unrealized gain (loss)(c)	(5.55)		0.77	11.07	2.27	3.43	12.66

Net increase (decrease) from investment operations	(5.49)		1.67	12.01	3.03	4.27	13.31

Distributions
From net investment income	(0.22)		(1.49)	(0.83)	(0.63)	(0.81)	(0.42)

Total distributions	(0.22)		(1.49)	(0.83)	(0.63)	(0.81)	(0.42)

Net asset value, end of period	$62.04		$67.75	$67.57	$56.39	$53.99	$50.53

Total Return
Based on net asset value	(8.07	)%(d)	2.58%	21.43%	5.63%	8.43%	35.33%

Ratios to Average Net Assets
Total expenses	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	0.19	%(b)(e)	1.34%	1.66%	1.38%	1.62%	1.32%

Supplemental Data
Net assets, end of period (000)	$49,634		$40,649	$67,567	$47,928	$48,594	$60,635

Portfolio turnover rate(f)	5	%(d)	13%	14%	40%	9%	9%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from IC Group A/S. Excluding such special distribution, the net investment income would have been $(0.05) per share and (0.15)% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16		Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$41.83		$39.79	$33.19	$31.32		$34.52	$27.57

Net investment income(a)	0.11		1.39	1.02	1.51	(b)	0.56	1.72
Net realized and unrealized gain (loss)(c)	(3.09)		2.16	6.74	1.13		(3.25)	6.37

Net increase (decrease) from investment operations	(2.98)		3.55	7.76	2.64		(2.69)	8.09

Distributions
From net investment income	(0.01)		(1.51)	(1.16)	(0.77)		(0.51)	(1.14)

Total distributions	(0.01)		(1.51)	(1.16)	(0.77)		(0.51)	(1.14)

Net asset value, end of period	$38.84		$41.83	$39.79	$33.19		$31.32	$34.52

Total Return
Based on net asset value	(7.13	)%(d)	9.08%	23.32%	8.60	%(b)	(7.90)%	29.25%

Ratios to Average Net Assets
Total expenses	0.54	%(e)	0.53%	0.55%	0.72%		0.53%	0.53%

Total expenses excluding professional fees for foreign withholding tax claims	0.53	%(e)	N/A	0.53%	0.53%		N/A	N/A

Net investment income	0.56	%(e)	3.38%	2.84%	4.72	%(b)	1.68%	4.95%

Supplemental Data
Net assets, end of period (000)	$33,013		$39,735	$45,753	$38,168		$23,488	$36,246

Portfolio turnover rate(f)	4	%(d)	11%	12%	21%		12%	14%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:
•	Net investment income per share by $0.42.
•	Total return by 1.05%.
•	Ratio of net investment income to average net assets by 1.32%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$63.43		$57.18	$43.23	$40.03	$38.93	$34.54

Net investment income (loss)(a)	(0.04)		1.33	0.78	0.71	0.53	0.70
Net realized and unrealized gain (loss)(b)	(8.86)		6.19	13.87	3.16	1.26	4.26

Net increase (decrease) from investment operations	(8.90)		7.52	14.65	3.87	1.79	4.96

Distributions
From net investment income	(0.63)		(1.27)	(0.70)	(0.67)	(0.69)	(0.57)

Total distributions	(0.63)		(1.27)	(0.70)	(0.67)	(0.69)	(0.57)

Net asset value, end of period	$53.90		$63.43	$57.18	$43.23	$40.03	$38.93

Total Return
Based on net asset value	(13.94	)%(c)	13.22%	34.12%	9.72%	4.61%	14.21%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income (loss)	(0.16	)%(d)	2.09%	1.65%	1.73%	1.36%	1.72%

Supplemental Data
Net assets, end of period (000)	$40,422		$60,260	$40,025	$23,779	$26,023	$36,983

Portfolio turnover rate(e)	5	%(c)	14%	14%	12%	18%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$46.25		$43.80	$38.94	$40.34	$35.27		$31.16

Net investment income(a)	0.11		0.61	0.47	0.49	0.52	(b)	0.47
Net realized and unrealized gain (loss)(c)	(4.74)		2.62	4.94	(1.33)	5.43		4.32

Net increase (decrease) from investment operations	(4.63)		3.23	5.41	(0.84)	5.95		4.79

Distributions
From net investment income	(0.12)		(0.78)	(0.55)	(0.56)	(0.62)		(0.68)
From net realized gain	—		—	—	—	(0.26)		—

Total distributions	(0.12)		(0.78)	(0.55)	(0.56)	(0.88)		(0.68)

Net asset value, end of period	$41.50		$46.25	$43.80	$38.94	$40.34		$35.27

Total Return
Based on net asset value	(9.99	)%(d)	7.38%	13.99%	(2.12)%	17.10%		15.45%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%		0.48%

Net investment income	0.52	%(e)	1.31%	1.19%	1.27%	1.41	%(b)	1.30%

Supplemental Data
Net assets, end of period (000)	$58,100		$69,381	$67,883	$124,596	$177,496		$126,979

Portfolio turnover rate(f)	10	%(d)	20%	14%	31%	26%		31%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Paddy Power PLC. Excluding such special distribution, the net investment income would have been $0.34 per share and 0.94% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$49.11		$46.26	$46.90	$32.17	$40.88	$34.14

Net investment income(a)	0.74		1.71	1.96	1.21	1.87	1.68
Net realized and unrealized gain (loss)(b)	0.57		2.86	(0.39)	14.76	(8.57)	6.78

Net increase (decrease) from investment operations	1.31		4.57	1.57	15.97	(6.70)	8.46

Distributions
From net investment income	(0.83)		(1.72)	(2.21)	(1.24)	(2.01)	(1.72)

Total distributions	(0.83)		(1.72)	(2.21)	(1.24)	(2.01)	(1.72)

Net asset value, end of period	$49.59		$49.11	$46.26	$46.90	$32.17	$40.88

Total Return
Based on net asset value	2.79	%(c)	10.02%	3.95%	50.49%	(17.01)%	25.02%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	3.15	%(d)	3.58%	4.45%	3.05%	4.83%	4.17%

Supplemental Data
Net assets, end of period (000)	$161,172		$142,406	$175,790	$171,183	$64,344	$159,446

Portfolio turnover rate(e)	5	%(c)	14%	9%	11%	14%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$27.67		$25.07	$20.36	$20.40	$31.83	$28.33

Net investment income(a)	0.18		0.72	0.69	0.64	0.64	1.09
Net realized and unrealized gain (loss)(b)	(2.42)		2.56	4.70	(0.06)	(11.49)	3.43

Net increase (decrease) from investment operations	(2.24)		3.28	5.39	0.58	(10.85)	4.52

Distributions
From net investment income	(0.14)		(0.68)	(0.68)	(0.62)	(0.58)	(1.02)

Total distributions	(0.14)		(0.68)	(0.68)	(0.62)	(0.58)	(1.02)

Net asset value, end of period	$25.29		$27.67	$25.07	$20.36	$20.40	$31.83

Total Return
Based on net asset value	(8.04	)%(c)	13.21%	27.10%	2.89%	(34.32)%	15.91%

Ratios to Average Net Assets
Total expenses	0.53	%(d)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	1.38	%(d)	2.67%	3.11%	3.23%	2.60%	3.48%

Supplemental Data
Net assets, end of period (000)	$32,882		$30,434	$32,589	$26,462	$30,595	$22,280

Portfolio turnover rate(e)	6	%(c)	13%	10%	19%	14%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Denmark
Citigroup Global Markets Inc.	$108,561	$108,561		$—	$—
Deutsche Bank Securities Inc.	132,511	131,440		—	(1,071	)(b)
Goldman Sachs & Co.	715,259	715,259		—	—
Morgan Stanley & Co. LLC	400,337	400,337		—	—

	$1,356,668	$1,355,597		$—	$(1,071)

MSCI Finland
UBS AG	$30,403	$30,403		$—	$—

MSCI Germany Small-Cap
Citigroup Global Markets Inc.	$489,346	$489,346		$—	$—
Credit Suisse Securities (USA) LLC	789	789		—	—
Deutsche Bank Securities Inc.	328,908	328,908		—	—
Goldman Sachs & Co.	1,071,033	1,071,033		—	—
HSBC Bank PLC	1,161	1,161		—	—
JPMorgan Securities LLC	1,704,444	1,704,444		—	—
Morgan Stanley & Co. LLC	1,962,061	1,962,061		—	—
UBS AG	120,588	120,588		—	—

	$5,678,330	$5,678,330		$—	$—

MSCI New Zealand
Barclays Capital Inc.	$655,464	$655,464		$—	$—
Deutsche Bank Securities Inc.	21,296	21,296		—	—
Goldman Sachs & Co.	20,278,241	20,278,241		—	—
Jefferies LLC	343,299	343,299		—	—
Morgan Stanley & Co. LLC	261,039	261,039		—	—
SG Americas Securities LLC	53,048	52,817		—	(231	)(b)
State Street Bank & Trust Company	25,912	25,912		—	—

	$21,638,299	$21,638,068		$—	$(231)

MSCI Norway
Citigroup Global Markets Inc.	$360,410	$360,410		$—	$—
Credit Suisse AG Dublin Branch	79,767	79,767		—	—
Credit Suisse Securities (USA) LLC	18,501	10,639		—	(7,862	)(b)
Deutsche Bank Securities Inc.	145,048	145,048		—	—
JPMorgan Securities LLC	62,224	62,224		—	—
Morgan Stanley & Co. LLC	386,216	386,216		—	—
SG Americas Securities LLC	10,068	10,068		—	—

	$1,062,234	$1,054,372		$—	$(7,862)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Germany Small-Cap	0.59
MSCI Norway	0.53

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Denmark	$1,617
MSCI Finland	629
MSCI Germany Small-Cap	15,843
MSCI New Zealand	8,918
MSCI Norway	2,664

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$175,418	$1,038,175
MSCI Finland	41,024	412,599
MSCI Germany Small-Cap	1,151,011	6,742
MSCI Ireland	1,523,966	251,056
MSCI New Zealand	1,540,847	—
MSCI Norway	—	256,067

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$2,303,414	$2,259,274
MSCI Finland	1,350,428	1,389,266
MSCI Germany Small-Cap	2,871,567	2,188,591
MSCI Ireland	6,476,289	5,964,254
MSCI New Zealand	7,887,609	8,432,592
MSCI Norway	2,438,132	1,980,703

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$31,990,954	$21,200,122
MSCI Finland	7,789,161	11,411,772
MSCI Germany Small-Cap	—	10,726,984
MSCI Ireland	—	4,003,083
MSCI New Zealand	52,182,432	34,583,362
MSCI Norway	10,420,422	4,651,997

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Denmark	$1,837,134
MSCI Finland	526,955
MSCI Germany Small-Cap	1,051,014
MSCI Ireland	6,536,962
MSCI New Zealand	8,176,361
MSCI Norway	4,928,216

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$55,810,835	$1,525,677	$(6,860,734)	$(5,335,057)
MSCI Finland	35,876,508	1,394,258	(4,523,165)	(3,128,907)
MSCI Germany Small-Cap	54,556,827	2,097,269	(10,240,089)	(8,142,820)
MSCI Ireland	60,639,805	5,218,522	(7,411,276)	(2,192,754)
MSCI New Zealand	184,534,686	15,202,015	(16,320,525)	(1,118,510)
MSCI Norway	37,516,085	1,474,661	(5,093,123)	(3,618,462)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers . Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI Denmark
Shares sold	550,000	$32,488,084	400,000	$26,929,995
Shares redeemed	(350,000)	(21,463,588)	(800,000)	(53,099,106)

Net increase(decrease)	200,000	$11,024,496	(400,000)	$(26,169,111)

MSCI Finland
Shares sold	200,000	$7,844,967	400,000	$16,562,867
Shares redeemed	(300,000)	(11,486,773)	(600,000)	(24,405,451)

Net decrease	(100,000)	$(3,641,806)	(200,000)	$(7,842,584)

MSCI Germany Small-Cap
Shares sold	—	$—	850,000	$54,026,908
Shares redeemed	(200,000)	(10,801,060)	(600,000)	(38,644,649)

Net increase(decrease)	(200,000)	$(10,801,060)	250,000	$15,382,259

MSCI Ireland
Shares sold	—	$—	200,000	$9,429,760
Shares redeemed	(100,000)	(4,009,826)	(250,000)	(11,725,942)

Net decrease	(100,000)	$(4,009,826)	(50,000)	$(2,296,182)

MSCI New Zealand
Shares sold	1,100,000	$52,428,407	1,050,000	$50,851,465
Shares redeemed	(750,000)	(34,927,759)	(1,950,000)	(92,325,267)

Net increase(decrease)	350,000	$17,500,648	(900,000)	$(41,473,802)

MSCI Norway
Shares sold	400,000	$11,351,102	600,000	$15,881,621
Shares redeemed	(200,000)	(5,077,901)	(800,000)	(21,138,447)

Net increase(decrease)	200,000	$6,273,201	(200,000)	$(5,256,826)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10. FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years,

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Fund, under the approval of the Board, plans to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued an estimated liability for the IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12. REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Denmark	$1,199,663
MSCI Finland	1,829,682
MSCI Germany Small-Cap	1,210,800
MSCI Ireland	1,127,676
MSCI New Zealand	5,177,401
MSCI Norway	1,008,633

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Denmark	$116,653
MSCI Finland	165,290
MSCI Germany Small-Cap	256,976
MSCI Ireland	(114,496)
MSCI New Zealand	468,462
MSCI Norway	27,434

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Germany Small-Cap(a)	$0.594709	$—	$0.031597	$0.626306	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	49

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares MSCI India ETF | INDA | Cboe BZX

▶	iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI India ETF

Investment Objective

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(8.28)%	(6.05)%	6.93%	4.31%	(6.05)%	39.82%	34.76%
Fund Market	(7.61)	(3.90)	7.11	4.41	(3.90)	40.97	35.69
Index	(8.57)	(5.77)	7.77	5.06	(5.77)	45.35	41.85

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$917.20	$3.38		$1,000.00	$1,021.30	$3.56		0.71%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	23.6%
Information Technology	18.1
Energy	14.8
Consumer Staples	10.9
Consumer Discretionary	9.4
Materials	8.2
Health Care	5.4
Industrials	4.0
Utilities	3.0
Communication Services	2.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Reliance Industries Ltd.	11.1%
Housing Development Finance Corp. Ltd.	9.5
Infosys Ltd.	8.1
Tata Consultancy Services Ltd.	5.6
Axis Bank Ltd.	4.3
Hindustan Unilever Ltd.	3.6
ITC Ltd.	3.0
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.3
Larsen & Toubro Ltd.	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI India Small-Cap ETF

Investment Objective

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(18.82)%	(26.30)%	12.64%	6.35%	(26.30)%	81.32%	54.40%
Fund Market	(17.99)	(24.72)	13.10	6.49	(24.72)	85.04	55.88
Index	(18.43)	(26.17)	13.58	7.13	(26.17)	88.99	62.60

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$811.80	$3.41		$1,000.00	$1,021.00	$3.81		0.76%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	23.8%
Consumer Discretionary	16.6
Industrials	14.4
Materials	12.2
Health Care	9.3
Information Technology	6.4
Utilities	5.3
Communication Services	4.3
Consumer Staples	4.3
Real Estate	2.7
Energy	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

RBL Bank Ltd.	2.6%
Federal Bank Ltd.	1.8
Info Edge India Ltd.	1.6
Apollo Hospitals Enterprise Ltd.	1.6
Mphasis Ltd.	1.5
Bharat Financial Inclusion Ltd.	1.4
Mindtree Ltd.	1.3
IDFC First Bank Ltd.	1.3
Jubilant Foodworks Ltd.	1.3
AU Small Finance Bank Ltd.	1.2

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)	954,382	$15,100,104

Auto Components — 1.3%
Bharat Forge Ltd.	2,166,970	15,626,283
Bosch Ltd.	75,775	20,269,842
Motherson Sumi Systems Ltd.	9,799,839	22,403,175

		58,299,300
Automobiles — 6.7%
Bajaj Auto Ltd.	868,094	35,401,746
Eicher Motors Ltd.	138,254	38,621,220
Hero MotoCorp Ltd.	516,511	19,084,973
Mahindra & Mahindra Ltd.	7,716,304	70,072,031
Maruti Suzuki India Ltd.	1,093,729	105,022,280
Tata Motors Ltd.(b)	16,427,882	40,985,257

		309,187,507
Banks — 9.6%
Axis Bank Ltd.(b)	19,672,941	196,255,747
ICICI Bank Ltd.	24,646,497	121,333,135
State Bank of India(b)	18,464,512	69,845,900
Yes Bank Ltd.	17,698,252	57,516,753

		444,951,535
Beverages — 0.5%
United Spirits Ltd.(b)	3,006,756	23,091,903

Chemicals — 2.7%
Asian Paints Ltd.	2,976,796	58,810,829
Pidilite Industries Ltd.	1,261,106	20,433,548
UPL Ltd.	3,688,313	45,508,704

		124,753,081
Construction & Engineering — 1.9%
Larsen & Toubro Ltd.	4,931,907	89,653,386

Construction Materials — 2.8%
Ambuja Cements Ltd.	6,162,297	18,371,770
Grasim Industries Ltd.	3,401,306	37,159,063
Shree Cement Ltd.	86,492	20,177,423
UltraTech Cement Ltd.	994,341	53,494,256

		129,202,512
Consumer Finance — 2.4%
Bajaj Finance Ltd.	1,793,564	66,798,841
Mahindra & Mahindra Financial Services Ltd.	3,131,404	17,449,703
Shriram Transport Finance Co. Ltd.	1,525,578	24,499,977

		108,748,521
Diversified Financial Services — 0.3%
REC Ltd.	7,150,506	13,707,618

Diversified Telecommunication Services — 0.3%
Bharti Infratel Ltd.	3,444,070	14,219,099

Electric Utilities — 1.3%
Power Grid Corp. of India Ltd.	18,941,807	48,695,234
Tata Power Co. Ltd. (The)	11,471,876	10,556,360

		59,251,594
Electrical Equipment — 0.6%
Havells India Ltd.	2,588,142	26,030,156

Food & Staples Retailing — 0.6%
Avenue Supermarts Ltd.(a)(b)	1,291,199	26,428,042

Security	Shares	Value

Food Products — 1.3%
Britannia Industries Ltd.	596,647	$25,642,997
Nestle India Ltd.	239,375	35,808,020

		61,451,017
Gas Utilities — 0.9%
GAIL India Ltd.	8,164,845	39,259,443

Household Products — 3.6%
Hindustan Unilever Ltd.	6,717,821	163,647,494

Independent Power and Renewable Electricity Producers — 0.9%
NTPC Ltd.	20,471,329	40,654,122

Insurance — 0.8%
Bajaj Finserv Ltd.	395,091	35,897,518

IT Services — 18.1%
HCL Technologies Ltd.	5,611,642	83,149,463
Infosys Ltd.	36,153,677	373,246,797
Tata Consultancy Services Ltd.	9,316,189	259,794,311
Tech Mahindra Ltd.	4,871,434	56,856,940
Wipro Ltd.	11,700,190	60,683,645

		833,731,156
Life Sciences Tools & Services — 0.4%
Divi’s Laboratories Ltd.	823,861	19,161,309

Machinery — 0.3%
Ashok Leyland Ltd.	12,146,910	14,772,432

Media — 0.7%
Zee Entertainment Enterprises Ltd.	4,967,889	32,597,161

Metals & Mining — 2.7%
Hindalco Industries Ltd.	12,078,543	33,241,944
JSW Steel Ltd.	8,751,933	34,588,754
Tata Steel Ltd.	3,612,492	25,417,783
Vedanta Ltd.	13,458,705	32,054,335

		125,302,816
Oil, Gas & Consumable Fuels — 14.7%
Bharat Petroleum Corp. Ltd.	7,854,126	37,274,006
Coal India Ltd.	7,063,545	22,672,464
Hindustan Petroleum Corp. Ltd.	6,305,421	19,800,225
Indian Oil Corp. Ltd.	19,477,410	39,597,666
Oil & Natural Gas Corp. Ltd.	14,603,216	30,519,928
Petronet LNG Ltd.	6,206,846	19,512,497
Reliance Industries Ltd.	29,506,856	510,703,363

		680,080,149
Personal Products — 2.0%
Dabur India Ltd.	5,481,465	33,759,067
Godrej Consumer Products Ltd.	3,700,916	35,010,440
Marico Ltd.	4,673,781	22,322,046

		91,091,553
Pharmaceuticals — 4.9%
Aurobindo Pharma Ltd.	2,727,479	27,304,988
Cadila Healthcare Ltd.	2,118,071	9,490,578
Cipla Ltd./India	3,581,954	27,927,419
Dr. Reddy’s Laboratories Ltd.	1,184,784	43,836,654
Glenmark Pharmaceuticals Ltd.	1,430,289	11,996,118
Lupin Ltd.	2,292,503	24,616,779
Piramal Enterprises Ltd.	853,565	27,920,236
Sun Pharmaceutical Industries Ltd.	8,686,937	54,367,973

		227,460,745

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.3%
Container Corp. of India Ltd.	2,143,017	$14,243,845

Textiles, Apparel & Luxury Goods — 1.4%
Page Industries Ltd.	56,538	17,716,134
Titan Co. Ltd.	3,214,372	46,331,336

		64,047,470
Thrifts & Mortgage Finance — 10.5%
Housing Development Finance Corp. Ltd.	16,894,477	437,336,582
Indiabulls Housing Finance Ltd.	2,869,137	26,431,901
LIC Housing Finance Ltd.	3,080,159	20,591,773

		484,360,256
Tobacco — 3.0%
ITC Ltd.	35,468,158	137,656,421

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	5,355,866	24,536,777

Wireless Telecommunication Services — 1.6%
Bharti Airtel Ltd.	14,473,226	64,718,856
Vodafone Idea Ltd.(b)	22,591,332	9,496,927

		74,215,783

Total Common Stocks — 99.9% (Cost: $3,674,303,011)		4,606,791,825

Security	Shares	Value

Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	18,132,534	$18,132,534

Total Short-Term Investments — 0.4% (Cost: $18,132,534)		18,132,534

Total Investments in Securities — 100.3% (Cost: $3,692,435,545)		4,624,924,359
Other Assets, Less Liabilities — (0.3)%		(11,634,043)
Net Assets — 100.0%		$4,613,290,316

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	40,830,082	(22,697,548)	18,132,534	$18,132,534	$541,986	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	79	03/15/19	$4,134	$(48,055)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$48,055

(a)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI India ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(313,556)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(142,775)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,759,123

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,606,791,825	$—	$—	$4,606,791,825
Money Market Funds	18,132,534	—	—	18,132,534

	$4,624,924,359	$—	$—	$4,624,924,359

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(48,055)	$—	$—	$(48,055)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.	12,054	$530,079

Airlines — 0.2%
SpiceJet Ltd.(a)	375,496	421,551

Auto Components — 5.7%
Apollo Tyres Ltd.	670,888	2,051,066
Asahi India Glass Ltd.	150,960	544,402
Balkrishna Industries Ltd.	201,552	2,509,827
Ceat Ltd.	47,328	725,461
Endurance Technologies Ltd.(b)	73,168	1,335,363
Exide Industries Ltd.	529,448	1,635,770
KPIT Engineering Ltd.(a)	356,306	401,210
Mahindra CIE Automotive Ltd.(a)	238,000	779,656
Minda Industries Ltd.	164,560	744,296
Sundram Fasteners Ltd.	131,920	962,512
Suprajit Engineering Ltd.	88,944	239,910
Tube Investments of India Ltd.	183,736	924,799
WABCO India Ltd.	11,832	1,132,167

		13,986,439
Banks — 10.5%
Allahabad Bank(a)	744,736	502,590
AU Small Finance Bank Ltd.(b)	372,504	3,035,494
Canara Bank(a)	382,296	1,244,019
City Union Bank Ltd.	756,976	1,952,405
DCB Bank Ltd.	392,496	1,002,951
Federal Bank Ltd.	3,817,384	4,500,275
IDFC First Bank Ltd.(a)	4,971,208	3,127,700
Indian Bank(a)	250,512	791,058
Jammu & Kashmir Bank Ltd. (The)(a)	514,624	278,561
Karnataka Bank Ltd. (The)	363,256	573,283
Karur Vysya Bank Ltd. (The)	830,824	807,739
RBL Bank Ltd.(b)	775,064	6,296,842
South Indian Bank Ltd. (The)	2,312,000	429,074
Union Bank of India(a)	609,144	613,630
Vijaya Bank	686,256	389,796

		25,545,417
Beverages — 0.8%
Radico Khaitan Ltd.	138,856	707,689
Varun Beverages Ltd.	113,152	1,287,166

		1,994,855
Building Products — 1.7%
Astral Poly Technik Ltd.	124,576	1,892,646
Blue Star Ltd.	60,928	531,789
Cera Sanitaryware Ltd.	12,104	409,359
Kajaria Ceramics Ltd.	165,648	1,262,163

		4,095,957
Capital Markets — 4.1%
BSE Ltd.	34,086	272,635
Care Ratings Ltd.	54,264	732,790
CRISIL Ltd.	46,263	948,334
Edelweiss Financial Services Ltd.	1,190,680	2,289,246
ICICI Securities Ltd.(b)	166,056	468,918
IIFL Holdings Ltd.	247,792	1,145,659
Indiabulls Ventures Ltd.	408,272	1,604,933
Indian Energy Exchange Ltd.(b)	301,920	650,310
JM Financial Ltd.	526,320	574,224
Motilal Oswal Financial Services Ltd.	91,256	722,786

Security	Shares	Value

Capital Markets (continued)
Multi Commodity Exchange of India Ltd.	22,440	$206,334
Tata Investment Corp. Ltd.	34,680	402,037

		10,018,206
Chemicals — 7.6%
Aarti Industries Ltd.	51,544	1,007,382
Akzo Nobel India Ltd.	23,133	581,055
Atul Ltd.	37,808	1,789,742
BASF India Ltd.	26,442	490,428
Bayer CropScience Ltd./India	21,352	1,304,633
Chambal Fertilizers and Chemicals Ltd.	262,072	582,720
Coromandel International Ltd.	181,424	1,127,041
DCM Shriram Ltd.	84,864	467,892
EID Parry India Ltd.	145,272	378,160
Finolex Industries Ltd.	85,544	570,744
Gujarat Alkalies &Chemicals Ltd.	46,413	289,925
Gujarat Fluorochemicals Ltd.	68,816	880,007
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	97,515	356,121
Gulf Oil Lubricants India Ltd.	31,416	378,266
Himadri Speciality Chemical Ltd.	219,504	361,693
Monsanto India Ltd.	8,704	311,583
Phillips Carbon Black Ltd.	133,416	291,587
PI Industries Ltd.	143,616	1,862,281
Rain Industries Ltd.	210,808	269,266
Rallis India Ltd.	125,528	265,965
Sharda Cropchem Ltd.	53,340	270,051
SRF Ltd.	35,632	1,149,798
Supreme Industries Ltd.	98,464	1,581,003
Tata Chemicals Ltd.	159,664	1,248,893
Vinati Organics Ltd.	32,368	657,292

		18,473,528
Communications Equipment — 0.4%
Sterlite Technologies Ltd.	251,464	854,167
Tejas Networks Ltd.(a)(b)	84,456	185,117

		1,039,284
Construction & Engineering — 4.2%
Ashoka Buildcon Ltd.	177,536	295,784
Dilip Buildcon Ltd.(b)	85,544	517,164
Engineers India Ltd.	395,624	596,276
Gayatri Projects Ltd.(a)	219,232	462,652
GE Power India Ltd.	42,704	483,590
GMR Infrastructure Ltd.(a)	3,787,328	862,617
IRB Infrastructure Developers Ltd.	365,976	690,776
Kalpataru Power Transmission Ltd.	97,376	546,597
KEC International Ltd.	161,296	598,684
NBCC India Ltd.	1,123,904	835,111
NCC Ltd./India	1,095,208	1,318,076
PNC Infratech Ltd.	161,840	290,226
Sadbhav Engineering Ltd.	220,184	589,727
Voltas Ltd.	258,672	2,060,429

		10,147,709
Construction Materials — 2.6%
Birla Corp. Ltd.	48,688	317,930
Century Textiles & Industries Ltd.	69,496	783,667
HeidelbergCement India Ltd.	143,480	307,329
India Cements Ltd. (The)	442,272	545,019
JK Cement Ltd.	47,464	484,074
JK Lakshmi Cement Ltd.	77,656	357,948
Odisha Cement Ltd.(a)	118,864	1,927,192
Prism Johnson Ltd.	320,824	351,378

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Ramco Cements Ltd. (The)	147,560	$1,391,863

		6,466,400
Consumer Finance — 4.2%
Bharat Financial Inclusion Ltd.(a)	269,960	3,506,666
Equitas Holdings Ltd./India(a)	429,080	686,516
Magma Fincorp Ltd.	350,200	504,181
Manappuram Finance Ltd.	1,075,216	1,708,978
Muthoot Finance Ltd.	249,152	1,849,560
Repco Home Finance Ltd.	80,512	379,150
Sundaram Finance Ltd.	68,740	1,582,079

		10,217,130
Containers & Packaging — 0.1%
Time Technoplast Ltd.	288,048	357,801

Diversified Financial Services — 1.9%
Cox & Kings Financial Service Ltd.(a)	65,956	49,045
IDFC Ltd.	1,988,592	1,021,888
IFCI Ltd.(a)	1,557,718	274,854
Power Finance Corp. Ltd.	1,648,592	2,599,457
Reliance Capital Ltd.	263,296	639,488

		4,584,732
Diversified Telecommunication Services — 0.8%
Himachal Futuristic Communications Ltd.	1,295,536	385,239
Tata Communications Ltd.	177,072	1,469,080

		1,854,319
Electric Utilities — 2.1%
Adani Transmissions Ltd.(a)	716,448	2,053,362
CESC Ltd.	155,448	1,470,747
Reliance Infrastructure Ltd.	342,584	591,474
Torrent Power Ltd.	300,560	1,026,640

		5,142,223
Electrical Equipment — 2.4%
Amara Raja Batteries Ltd.	53,992	544,199
CG Power and Industrial Solutions Ltd.(a)	979,064	443,238
Finolex Cables Ltd.	180,200	1,022,530
GE T&D India Ltd.	160,480	652,288
Graphite India Ltd.	152,456	883,211
HEG Ltd.	20,672	593,309
KEI Industries Ltd.	92,072	442,844
Suzlon Energy Ltd.(a)	6,999,784	565,878
V-Guard Industries Ltd.	267,240	770,802

		5,918,299
Electronic Equipment, Instruments & Components — 0.3%
Redington India Ltd.	606,560	721,890

Entertainment — 0.9%
Chennai Super Kings Cricket Ltd.	206,787	6,541
Inox Leisure Ltd.(a)	114,376	446,159
PVR Ltd.	79,152	1,672,151

		2,124,851
Food & Staples Retailing — 0.1%
Spencer’s Retail Ltd.(a)(c)	97,020	194,378

Food Products — 2.1%
Avanti Feeds Ltd.	85,408	401,846
CCL Products India Ltd.	136,680	538,543
Future Consumer Ltd.(a)	1,180,208	769,922
Kaveri Seed Co. Ltd.	64,464	369,285
KRBL Ltd.	122,808	607,770

Security	Shares	Value

Food Products (continued)
Tata Global Beverages Ltd.	772,208	$2,102,975
Venky’s India Ltd.	8,805	254,960

		5,045,301
Gas Utilities — 2.1%
Gujarat Gas Ltd.	428,400	717,049
Gujarat State Petronet Ltd.	353,736	782,060
Indraprastha Gas Ltd.	545,224	2,244,482
Mahanagar Gas Ltd.	101,456	1,282,495

		5,026,086
Health Care Providers & Services — 2.8%
Apollo Hospitals Enterprise Ltd.	235,280	3,774,007
Dr Lal PathLabs Ltd.(b)	65,008	924,308
Fortis Healthcare Ltd.(a)	1,078,072	2,042,428

		6,740,743
Hotels, Restaurants & Leisure — 3.5%
Cox & Kings Ltd.	203,864	416,033
EIH Ltd.	371,416	968,928
Indian Hotels Co. Ltd. (The)	1,231,081	2,400,674
Jubilant Foodworks Ltd.	171,904	3,066,423
Lemon Tree Hotels Ltd.(a)(b)	493,816	528,001
Thomas Cook India Ltd.	234,736	698,503
Westlife Development Ltd.(a)	96,152	477,338

		8,555,900
Household Durables — 3.0%
Bajaj Electricals Ltd.	63,920	407,104
Crompton Greaves Consumer Electricals Ltd.	978,384	2,888,675
IFB Industries Ltd.(a)	25,432	297,062
Johnson Controls-Hitachi Air Conditioning India Ltd.	17,000	406,391
LA Opala RG Ltd.	81,192	223,909
Symphony Ltd.	44,200	803,851
TTK Prestige Ltd.	7,344	782,111
Whirlpool of India Ltd.	78,744	1,520,660

		7,329,763
Household Products — 0.2%
Jyothy Laboratories Ltd.	223,856	564,469

Independent Power and Renewable Electricity Producers — 1.2%
Adani Power Ltd.(a)	2,009,400	1,360,294
JSW Energy Ltd.(a)	856,528	776,130
PTC India Ltd.	448,256	482,753
Reliance Power Ltd.(a)	1,462,136	220,987

		2,840,164
Industrial Conglomerates — 0.6%
Godrej Industries Ltd.	210,800	1,461,274

Insurance — 1.2%
Max Financial Services Ltd.(a)	341,632	1,895,574
TI Financial Holdings Ltd.	186,728	1,150,145

		3,045,719
Interactive Media & Services — 1.9%
Info Edge India Ltd.	158,576	3,990,025
Just Dial Ltd.(a)	93,296	678,672

		4,668,697
IT Services — 5.1%
CESC Ventures Ltd.(a)	32,338	226,578
eClerx Services Ltd.	50,456	735,279
Firstsource Solutions Ltd.	433,840	264,112
Hexaware Technologies Ltd.	232,288	1,158,399
Mindtree Ltd.	256,768	3,280,796

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Mphasis Ltd.	242,224	$3,545,859
NIIT Technologies Ltd.	78,744	1,462,149
Persistent Systems Ltd.	102,408	943,361
Sonata Software Ltd.	82,960	394,352
Vakrangee Ltd.	796,960	489,652

		12,500,537
Life Sciences Tools & Services — 0.6%
Dishman Carbogen Amcis Ltd.(a)	168,096	440,291
Syngene International Ltd.(b)	124,848	1,035,979

		1,476,270
Machinery — 3.6%
AIA Engineering Ltd.	98,192	2,368,163
Carborundum Universal Ltd.	115,533	604,172
Cochin Shipyard Ltd.(b)	82,530	404,898
Escorts Ltd.	156,944	1,451,031
Greaves Cotton Ltd.	154,375	272,498
ISGEC Heavy Engineering Ltd.	4,432	289,575
Jain Irrigation Systems Ltd.	776,016	620,256
Lakshmi Machine Works Ltd.	6,818	549,854
Schaeffler India Ltd.	10,200	774,326
Thermax Ltd.	74,800	1,040,031
Timken India Ltd.	47,872	383,979

		8,758,783
Media — 0.7%
Dish TV India Ltd.	1,686,128	924,539
Jagran Prakashan Ltd.	183,600	248,710
TV18 Broadcast Ltd.(a)	1,164,840	550,270

		1,723,519
Metals & Mining — 1.7%
APL Apollo Tubes Ltd.	15,096	254,468
Jindal Saw Ltd.	292,725	335,007
Jindal Steel & Power Ltd.(a)	1,008,848	2,224,746
MOIL Ltd.	163,472	329,696
National Aluminium Co. Ltd.	1,176,808	836,367
Welspun Corp. Ltd.	138,992	211,538

		4,191,822
Multiline Retail — 0.5%
Shoppers Stop Ltd.	54,128	364,677
V-Mart Retail Ltd.	21,216	769,609

		1,134,286
Oil, Gas & Consumable Fuels — 0.7%
Aegis Logistics Ltd.	209,984	587,207
Chennai Petroleum Corp. Ltd.	93,160	298,958
Great Eastern Shipping Co. Ltd. (The)	130,716	494,093
Gujarat Mineral Development Corp. Ltd.	201,416	217,908

		1,598,166
Paper & Forest Products — 0.3%
Anup Engineering Ltd. (The)(a)	12,943	314,582
Century Plyboards India Ltd.	140,624	330,868

		645,450
Personal Products — 0.9%
Bajaj Consumer Care Ltd.(a)	135,200	665,106
Gillette India Ltd.	16,864	1,543,423

		2,208,529
Pharmaceuticals — 5.9%
Ajanta Pharma Ltd.	55,080	758,058
Alembic Pharmaceuticals Ltd.	118,456	924,232
Caplin Point Laboratories Ltd.	47,872	262,492

Security	Shares	Value

Pharmaceuticals (continued)
Eris Lifesciences Ltd.(a)(b)	90,168	$772,357
FDC Ltd./India(a)	111,112	259,712
Granules India Ltd.	324,224	445,358
Ipca Laboratories Ltd.	114,512	1,303,764
Jubilant Life Sciences Ltd.	185,368	2,041,944
Laurus Labs Ltd.(b)	97,240	455,875
Merck Ltd./India	10,472	463,616
Natco Pharma Ltd.	234,736	1,899,637
Pfizer Ltd./India	28,288	1,287,564
Sanofi India Ltd.	14,229	1,194,335
Shilpa Medicare Ltd.	75,480	371,636
Strides Pharma Science Ltd.	114,240	676,032
Sun Pharma Advanced Research Co. Ltd.(a)	164,288	411,839
Suven Life Sciences Ltd.	117,504	397,896
Wockhardt Ltd.(a)	71,944	400,553

		14,326,900
Professional Services — 0.8%
Quess Corp. Ltd.(a)(b)	95,200	958,341
TeamLease Service Ltd.(a)	26,520	1,063,391

		2,021,732
Real Estate Management & Development — 2.7%
Godrej Properties Ltd.(a)	142,936	1,425,717
Indiabulls Real Estate Ltd.(a)	533,392	528,321
NESCO Ltd.	41,717	252,673
Oberoi Realty Ltd.	141,168	983,147
Phoenix Mills Ltd. (The)	138,001	1,209,731
Prestige Estates Projects Ltd.	294,168	851,573
Sobha Ltd.	111,656	687,585
Sunteck Realty Ltd.	133,416	649,764

		6,588,511
Software — 0.6%
Birlasoft Ltd.(a)	361,624	552,658
Tata Elxsi Ltd.	39,304	488,964
Zensar Technologies Ltd.	142,477	404,037

		1,445,659
Specialty Retail — 0.8%
Arvind Fashions Ltd.(a)	69,894	679,490
Future Lifestyle Fashions Ltd.	125,664	758,123
PC Jeweller Ltd.	357,816	355,420
Shankara Building Products Ltd.	27,880	168,061

		1,961,094
Technology Hardware, Storage & Peripherals — 0.0%
Ricoh India Ltd.(a)(c)	9,870	—

Textiles, Apparel & Luxury Goods — 3.1%
Aditya Birla Fashion and Retail Ltd.(a)	477,632	1,512,950
Arvind Ltd.	324,950	345,389
Bata India Ltd.	80,104	1,451,476
KPR Mill Ltd.	46,451	347,437
Rajesh Exports Ltd.	192,304	1,568,416
Raymond Ltd.	68,680	741,345
Vardhman Textiles Ltd.	35,768	507,130
VIP Industries Ltd.	88,536	507,805
Welspun India Ltd.	657,560	476,578

		7,458,526
Thrifts & Mortgage Finance — 1.8%
Can Fin Homes Ltd.	83,838	313,776
Dewan Housing Finance Corp. Ltd.	367,880	658,940
GRUH Finance Ltd.	456,416	1,588,203

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
PNB Housing Finance Ltd.(b)	152,592	$1,922,250

		4,483,169

Tobacco — 0.2%
Godfrey Phillips India Ltd.	32,776	408,097

Trading Companies & Distributors — 0.2%
Adani Enterprises Ltd.	343,858	622,922

Transportation Infrastructure — 0.3%
Gujarat Pipavav Port Ltd.	571,336	650,649

Wireless Telecommunication Services — 0.1%
Reliance Communications Ltd.(a)	1,800,504	164,542

Total Common Stocks — 100.0% (Cost: $252,689,568)		243,482,327

Total Investments in Securities — 100.0% (Cost: $252,689,568)		243,482,327

Other Assets, Less Liabilities — 0.0%		7,996

Net Assets — 100.0%		$243,490,323

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$3,902	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$242,031,459	$1,450,868	$—	$243,482,327

See notes to consolidated financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Assets and Liabilities (unaudited) February 28, 2019

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$4,606,791,825	$243,482,327
Affiliated(b)	18,132,534	—
Cash	31,173,693	155,988
Foreign currency, at value(c)	137,219	86,190
Cash pledged:
Futures contracts	355,000	—
Receivables:
Investments sold	29,135,615	1,210,551
Dividends	2,710,595	19,088

Total assets	4,688,436,481	244,954,144

LIABILITIES
Deferred foreign capital gain tax	43,093,872	—
Payables:
Investments purchased	29,689,231	1,328,487
Variation margin on futures contracts	80,567	—
Investment advisory fees	2,282,495	135,334

Total liabilities	75,146,165	1,463,821

NET ASSETS	$4,613,290,316	$243,490,323

NET ASSETS CONSIST OF:
Paid-in capital	$4,255,163,659	$283,616,652
Accumulated earnings (loss)	358,126,657	(40,126,329)

NET ASSETS	$4,613,290,316	$243,490,323

Shares outstanding	142,150,000	6,800,000

Net asset value	$32.45	$35.81

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$3,674,303,011	$252,689,568
(b) Investments, at cost — Affiliated	$18,132,534	$—
(c) Foreign currency, at cost	$137,239	$86,757

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	15

Consolidated Statements of Operations (unaudited) Six Months Ended February 28, 2019

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$24,874,461	$842,894
Dividends — Affiliated	541,986	3,902
Interest — Unaffiliated	27	—

Total investment income	25,416,474	846,796

EXPENSES
Investment advisory fees	14,642,472	898,289
Mauritius income taxes	1,355,119	25,533

Total expenses	15,997,591	923,822

Net investment income (loss)	9,418,883	(77,026)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(21,543,365)	(12,275,411)
Futures contracts	(313,556)	—
Foreign currency transactions	(768,284)	(287,075)

Net realized loss	(22,625,205)	(12,562,486)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(414,489,748)	(39,548,893)
Futures contracts	(142,775)	—
Foreign currency translations	35,316	14,201

Net change in unrealized appreciation (depreciation)	(414,597,207)	(39,534,692)

Net realized and unrealized loss	(437,222,412)	(52,097,178)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(427,803,529)	$(52,174,204)

See notes to consolidated financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$9,418,883	$37,959,625	$(77,026)	$(5,337)
Net realized loss	(22,625,205)	(47,736,260)	(12,562,486)	(5,942,280)
Net change in unrealized appreciation (depreciation)	(414,597,207)	248,886,635	(39,534,692)	(10,628,355)

Net increase (decrease) in net assets resulting from operations	(427,803,529)	239,110,000	(52,174,204)	(16,575,972)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(37,746,486)	(47,283,590)	—	(3,843,860)
Return of capital	—	—	—	(2,942,209)

Decrease in net assets resulting from distributions to shareholders	(37,746,486)	(47,283,590)	—	(6,786,069)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,279,697)	(373,524,895)	13,400,125	99,712,128

NET ASSETS(a)
Total increase (decrease) in net assets	(468,829,712)	(181,698,485)	(38,774,079)	76,350,087
Beginning of period	5,082,120,028	5,263,818,513	282,264,402	205,914,315

End of period	$4,613,290,316	$5,082,120,028	$243,490,323	$282,264,402

(a)	Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	17

Consolidated Financial Highlights (For a share outstanding throughout each period)

	iShares MSCI India ETF

	Six Months Ended
	02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$35.68		$ 34.20		$ 29.61		$ 28.12		$ 30.83		$ 20.48

Net investment income(a)	0.07		0.25		0.26		0.22		0.45		0.40
Net realized and unrealized gain (loss)(b)		(3.03)	1.54		4.53		1.64		(2.92)		10.12

Net increase (decrease) from investment operations		(2.96)	1.79		4.79		1.86		(2.47)		10.52

Distributions
From net investment income		(0.27)	(0.31)		(0.20)		(0.37)		(0.24)		(0.17)

Total distributions		(0.27)	(0.31)		(0.20)		(0.37)		(0.24)		(0.17)

Net asset value, end of period	$32.45		$ 35.68		$ 34.20		$ 29.61		$ 28.12		$ 30.83

Total Return
Based on net asset value	(8.28	)%(c)	5.26%		16.27%		6.73%		(8.05)%		51.61%

Ratios to Average Net Assets
Total expenses	0.71	%(d)	0.68%		0.68%		0.71%		0.68%		0.68%

Net investment income	0.42	%(d)	0.72%		0.87%		0.79%		1.47%		1.47%

Supplemental Data
Net assets, end of period (000)	$4,613,290		$5,082,120		$5,263,819		$4,112,252		$3,583,362		$1,456,894

Portfolio turnover rate(e)	4	%(c)(f)	10	%(f)	13	%(f)	25	%(f)	30	%(f)	22	%(f)

(a)  Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(f) Portfolio turnover rate excluding cash creations was as follows:		2%	5%		5%		15%		22%		14%

See notes to consolidated financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF

	Six Months Ended
	02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$44.10		$46.27		$36.01		$32.24		$31.44		$15.49

Net investment income (loss)(a)		(0.01)	(0.00	)(b)	0.09		0.07		0.21		0.26
Net realized and unrealized gain (loss)(c)		(8.28)	(1.06)		10.55		4.36		0.69		15.84

Net increase (decrease) from investment operations		(8.29)	(1.06)		10.64		4.43		0.90		16.10

Distributions
From net investment income	—		(0.63)		(0.38)		(0.66)		(0.10)		(0.15)
Return of capital	—		(0.48)

Total distributions	—		(1.11)		(0.38)		(0.66)		(0.10)		(0.15)

Net asset value, end of period	$35.81		$44.10		$46.27		$36.01		$32.24		$31.44

Total Return
Based on net asset value	(18.82	)%(d)	(2.36)%		29.97%		13.99%		2.87%		104.53	%(e)

Ratios to Average Net Assets
Total expenses	0.76	%(f)	0.77%		0.75%		0.80%		0.74%		0.74%

Net investment income (loss)	(0.06	)%(f)	(0.00	)%(g)	0.21%		0.23%		0.62%		1.06%

Supplemental Data
Net assets, end of period (000)	$243,490		$282,264		$205,914		$64,825		$62,874		$11,003

Portfolio turnover rate(h)	14	%(d)(i)	49	%(i)	38	%(i)	53	%(i)	73	%(i)	54	%(i)

(a)  Based on average shares outstanding.

(b)  Rounds to less than $0.01.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)  Not annualized.

(e)  The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 104.39%.

(f)   Annualized.

(g)  Rounds to less than 0.01%.

(h)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		12%	31%		22%		25%		61%		28%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	19

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the consolidated statement of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value mayfall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Notes to Consolidated Financial Statements (unaudited) (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI India	$168,056,993	$164,668,475
MSCI India Small-Cap	49,949,944	35,795,457

There were no in-kind transactions for the six months ended February 28, 2019.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI India	$313,824,438
MSCI India Small-Cap	9,964,106

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$3,888,954,915	$1,282,708,490	$(546,787,101)	$735,921,389
MSCI India Small-Cap	261,633,087	27,378,627	(45,529,387)	(18,150,760)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI India
Shares sold	2,200,000	$73,716,850	4,150,000	$154,495,054
Shares redeemed	(2,500,000)	(76,996,547)	(15,600,000)	(528,019,949)

Net decrease	(300,000)	$(3,279,697)	(11,450,000)	$(373,524,895)

MSCI India Small-Cap
Shares sold	550,000	$19,748,004	3,000,000	$149,328,288
Shares redeemed	(150,000)	(6,347,879)	(1,050,000)	(49,616,160)

Net increase	400,000	$13,400,125	1,950,000	$99,712,128

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the consolidated statement of assets and liabilities, consolidated statement of changes in net assets and notes to the consolidated financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

Prior year distribution information and undistributed (distributions in excess of) net investment income in the consolidated statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Return of capital
MSCI India	$47,283,590	$—
MSCI India Small-Cap	3,843,860	2,942,209

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI India	$28,262,202
MSCI India Small-Cap	(785,842)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	25

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India(a)	$—	$—	$0.268475	$0.268475	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. House holding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	27

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0219

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca

▶	iShares MSCI United Kingdom ETF | EWU | NYSE Arca

▶	iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI United Kingdom ETF

Investment Objective

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.95)%	3.78%	6.29%	3.78%	25.08%
Fund Market	(2.16)	3.64	6.25	3.64	24.91
Index	(1.78)	3.89	6.59	3.89	26.40
The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$980.50	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	20.7%
Energy	17.5
Consumer Staples	16.4
Health Care	9.7
Materials	9.6
Industrials	9.1
Consumer Discretionary	6.3
Communication Services	5.1
Utilities	3.4
Real Estate	1.3
Information Technology	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
HSBC Holdings PLC	7.0%
BP PLC	6.2
Royal Dutch Shell PLC, Class A	6.1
Royal Dutch Shell PLC, Class B	5.1
AstraZeneca PLC	4.5
GlaxoSmithKline PLC	4.3
Diageo PLC	4.1
British American Tobacco PLC	3.6
Rio Tinto PLC	2.9
Lloyds Banking Group PLC	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI United Kingdom ETF

Investment Objective

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.88)%	(1.98)%	(0.67)%	8.93%	(1.98)%	(3.31)%	135.30%
Fund Market	(0.89)	(1.72)	(0.73)	9.01	(1.72)	(3.62)	136.95
Index	(0.61)	(1.46)	(0.17)	9.56	(1.46)	(0.84)	149.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$991.20	$2.42	$1,000.00	$1,022.40	$2.46	0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	20.7%
Energy	17.5
Consumer Staples	16.4
Health Care	9.7
Materials	9.6
Industrials	9.1
Consumer Discretionary	6.3
Communication Services	5.1
Utilities	3.4
Real Estate	1.3
Information Technology	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
HSBC Holdings PLC	7.0%
BP PLC	6.2
Royal Dutch Shell PLC, Class A	6.1
Royal Dutch Shell PLC, Class B	5.1
AstraZeneca PLC	4.5
GlaxoSmithKline PLC	4.3
Diageo PLC	4.1
British American Tobacco PLC	3.6
Rio Tinto PLC	2.9
Lloyds Banking Group PLC	2.6

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI United Kingdom Small-Cap ETF

Investment Objective

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.97)%	(5.75)%	0.28%	9.24%	(5.75)%	1.39%	87.24%
Fund Market	(6.84)	(5.73)	0.28	9.20	(5.73)	1.38	86.71
Index	(6.76)	(5.17)	0.86	9.90	(5.17)	4.40	95.46

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$930.30	$2.82	$1,000.00	$1,021.90	$2.96	0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	21.5%
Consumer Discretionary	19.5
Financials	15.5
Real Estate	9.7
Information Technology	7.6
Materials	7.3
Health Care	5.7
Communication Services	4.8
Consumer Staples	4.0
Energy	2.7
Utilities	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Rentokil Initial PLC	2.0%
Halma PLC	1.8
Ocado Group PLC	1.8
Spirax-Sarco Engineering PLC	1.5
Hiscox Ltd.	1.4
DS Smith PLC	1.4
Rightmove PLC	1.3
Just Eat PLC	1.2
Phoenix Group Holdings PLC	1.1
Bellway PLC	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI United Kingdom ETF(a)	454,526	$14,803,912

Total Investment Companies — 99.5%
(Cost: $15,743,242)		14,803,912

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	7,630	7,630

Total Short-Term Investments — 0.1%
(Cost: $7,630)		7,630

Total Investments in Securities — 99.6%
(Cost: $15,750,872)		14,811,542

Other Assets, Less Liabilities — 0.4%		59,698

Net Assets — 100.0%		$14,871,240

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	520,158	—	(512,528	)(b)	7,630	$7,630	$644	$—		$ —
iShares MSCI United Kingdom ETF	671,352	143,703	(360,529)		454,526	14,803,912	298,995	(195,097)		(311,480)

						$14,811,542	$299,639	$(195,097)		$ (311,480)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	1,030,000	USD	1,346,912	MS	03/04/19	$19,228

USD	16,018,394	GBP	12,043,000	MS	03/04/19	45,165

USD	14,977,135	GBP	11,229,000	MS	04/02/19	61,192

						125,585

GBP	23,056,000	USD	30,685,993	MS	03/04/19	(105,675)

USD	15,801,866	GBP	12,043,000	MS	03/04/19	(171,363)

GBP	96,000	USD	127,578	MS	04/02/19	(58)

						(277,096)

	Net unrealized depreciation					$(151,511)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI United Kingdom ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$ 125,585

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$ 277,096

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ 191,634

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(352,430)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$38,126,848
Average amounts sold — in USD	$56,375,140

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$125,585	$277,096

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$125,585	$277,096
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$125,585	$277,096

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets

Morgan Stanley & Co. International PLC	$125,585	$(125,585)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$277,096	$(125,585)		$151,511

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI United Kingdom ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Investment Companies	$14,803,912	$—	$—	$14,803,912

Money Market Funds	7,630	—	—	7,630

	$14,811,542	$—	$—	$14,811,542

Derivative financial instruments(a)

Assets

Forward Foreign Currency Exchange Contracts	$—	$125,585	$—	$125,585

Liabilities

Forward Foreign Currency Exchange Contracts	—	(277,096)	—	(277,096)

	$—	$(151,511)	$—	$(151,511)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E OF I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
BAE Systems PLC	2,935,811	$18,196,942
Meggitt PLC	713,308	5,115,774
Rolls-Royce Holdings PLC	1,556,568	19,772,239

		43,084,955

Air Freight & Logistics — 0.1%
Royal Mail PLC	831,363	3,127,192

Airlines — 0.1%
easyJet PLC	146,317	2,388,915

Banks — 12.8%
Barclays PLC	15,721,054	34,326,806
HSBC Holdings PLC	18,380,551	149,841,648
Lloyds Banking Group PLC	65,299,937	55,187,963
Royal Bank of Scotland Group PLC	4,422,504	15,629,467
Standard Chartered PLC	2,579,823	20,643,443

		275,629,327

Beverages — 4.3%
Coca-Cola HBC AG(a)	187,520	6,325,301
Diageo PLC	2,228,669	86,366,434

		92,691,735

Capital Markets — 2.3%
3i Group PLC	890,100	11,197,537
Hargreaves Lansdown PLC	261,397	6,056,659
Investec PLC	624,145	4,091,105
London Stock Exchange Group PLC	287,510	17,235,540
Schroders PLC	113,014	4,111,251
St. James’s Place PLC	485,631	6,281,101

		48,973,193

Chemicals — 0.7%
Croda International PLC	121,093	7,748,877
Johnson Matthey PLC	177,433	7,299,594

		15,048,471

Commercial Services & Supplies — 0.3%
Babcock International Group PLC	230,436	1,658,181
G4S PLC	1,415,725	3,952,535

		5,610,716

Diversified Financial Services — 0.3%
Standard Life Aberdeen PLC	2,287,670	7,508,184

Diversified Telecommunication Services — 1.0%
BT Group PLC	7,739,637	22,102,278

Electric Utilities — 0.7%
SSE PLC	941,550	14,884,250

Electrical Equipment — 0.5%
Melrose Industries PLC	4,467,144	10,332,703

Energy Equipment & Services — 0.2%
John Wood Group PLC	627,195	4,341,345

Equity Real Estate Investment Trusts (REITs) — 1.3%
British Land Co. PLC (The)	853,309	6,857,589
Hammerson PLC	712,998	3,619,886
Land Securities Group PLC	680,088	8,137,649
Segro PLC	991,499	8,717,222

		27,332,346

Security	Shares	Value

Food & Staples Retailing — 1.8%
J Sainsbury PLC	1,618,033	$4,928,415
Tesco PLC	8,987,499	27,016,662
Wm Morrison Supermarkets PLC	2,061,470	6,309,254

		38,254,331

Food Products — 0.5%
Associated British Foods PLC	327,611	9,773,996

Health Care Equipment & Supplies — 0.8%
ConvaTec Group PLC(b)	1,241,108	2,189,784
Smith & Nephew PLC	802,515	15,333,566

		17,523,350

Health Care Providers & Services — 0.2%
NMC Health PLC	95,602	3,438,413

Hotels, Restaurants & Leisure — 3.4%
Carnival PLC	156,330	8,766,522
Compass Group PLC	1,455,337	32,230,141
GVC Holdings PLC	509,549	4,449,437
InterContinental Hotels Group PLC	157,411	9,441,649
Merlin Entertainments PLC(b)	649,243	3,122,627
TUIAG	403,783	4,297,649
Whitbread PLC	168,599	10,883,026

		73,191,051

Household Durables — 1.4%
Barratt Developments PLC	929,217	7,403,351
Berkeley Group Holdings PLC	112,620	5,916,938
Persimmon PLC	289,849	9,379,902
Taylor Wimpey PLC	3,004,285	7,248,745

		29,948,936

Household Products — 2.2%
Reckitt Benckiser Group PLC	616,656	47,301,761

Industrial Conglomerates — 0.7%
DCC PLC	89,950	7,806,675
Smiths Group PLC	362,822	6,903,445

		14,710,120

Insurance — 5.1%
Admiral Group PLC	186,485	5,412,315
Aviva PLC	3,579,447	20,148,652
Direct Line Insurance Group PLC	1,255,538	5,956,860
Legal & General Group PLC	5,469,812	20,414,768
Prudential PLC	2,378,759	50,307,410
RSA Insurance Group PLC	941,719	6,400,687

		108,640,692

Interactive Media & Services — 0.3%
Auto Trader Group PLC(b)	862,880	5,459,689

Machinery — 0.2%
Weir Group PLC(The)	227,017	4,952,068

Media — 1.7%
Informa PLC	1,145,382	10,743,531
ITV PLC	3,323,971	5,796,213
Pearson PLC	714,862	8,044,091
WPP PLC	1,157,860	12,717,897

		37,301,732

Metals & Mining — 8.4%
Anglo American PLC	966,968	25,768,304
Antofagasta PLC	358,643	4,468,828
BHP Group PLC .	1,938,278	45,013,699

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Fresnillo PLC	202,249	$2,313,499
Glencore PLC	10,339,908	41,802,592
Rio Tinto PLC	1,061,316	61,209,436

		180,576,358

Multi-Utilities — 2.0%
Centrica PLC	5,225,538	8,653,359
National Grid PLC	3,118,999	35,175,823

		43,829,182

Multiline Retail — 0.7%
Marks & Spencer Group PLC	1,491,576	5,416,172
Next PLC	127,806	8,649,335

		14,065,507

Oil, Gas & Consumable Fuels — 17.2%
BP PLC	18,403,008	130,809,612
Royal Dutch Shell PLC, Class A	4,138,925	129,344,331
Royal Dutch Shell PLC, Class B	3,437,163	108,099,538

		368,253,481

Paper & Forest Products — 0.4%
Mondi PLC	336,592	7,738,514

Personal Products — 2.5%
Unilever PLC	1,019,840	54,368,099

Pharmaceuticals — 8.6%
AstraZeneca PLC	1,162,554	94,928,181
GlaxoSmithKline PLC	4,552,876	90,679,276

		185,607,457

Professional Services — 3.4%
Experian PLC	838,438	21,897,082
Intertek Group PLC	148,412	10,039,909
RELX PLC	1,809,352	41,610,454

		73,547,445

Software — 0.9%
Micro Focus International PLC	391,229	9,738,796
Sage Group PLC(The)	997,683	8,771,592

		18,510,388

Specialty Retail — 0.3%
Kingfisher PLC	1,953,899	6,291,892

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	378,631	9,515,847

Security	Shares	Value

Tobacco — 5.0%
British American Tobacco PLC	2,104,978	$77,233,362
Imperial Brands PLC	875,251	29,226,529

		106,459,891

Trading Companies & Distributors — 1.7%
Ashtead Group PLC	443,932	11,827,196
Bunzl PLC	308,254	9,729,507
Ferguson PLC	212,735	14,773,284

		36,329,987

Water Utilities — 0.6%
Severn Trent PLC.	216,511	5,814,343
United Utilities Group PLC	622,586	6,957,712

		12,772,055

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC	24,520,609	43,795,247

Total Common Stocks — 99.0%
(Cost: $2,570,624,690)		2,125,213,099

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	1,363,199	1,363,199

Total Short-Term Investments — 0.1%
(Cost: $1,363,199)		1,363,199

Total Investments in Securities — 99.1%
(Cost: $2,571,987,889)		2,126,576,298

Other Assets, Less Liabilities — 0.9%		19,199,737

Net Assets — 100.0%		$2,145,776,035

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,815	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	644,144	719,055	1,363,199	1,363,199	16,779		—		—

				$1,363,199	$18,594		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI United Kingdom ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE100 Index	213	03/15/19	$20,046	$188,372

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$188,372

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,183,415)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$729,028

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,534,219

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,125,213,099	$—	$—	$2,125,213,099
Money Market Funds	1,363,199	—	—	1,363,199

	$2,126,576,298	$—	$—	$2,126,576,298

Derivative financial instruments(a)
Assets
Futures Contracts	$188,372	$—	$—	$188,372

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.1%
Chemring Group PLC	43,475	$86,739
Cobham PLC(a)	373,112	583,869
QinetiQ Group PLC	88,748	362,158
Senior PLC	65,324	198,973
Ultra Electronics Holdings PLC	11,325	186,786

		1,418,525

Airlines — 0.4%
Dart Group PLC	15,108	161,666
Stobart Group Ltd.	49,893	100,473

		262,139

Banks — 1.2%
Bank of Georgia Group PLC	5,926	132,011
CYBG PLC	200,327	523,317
Metro Bank PLC(a)(b)	13,652	161,520

		816,848

Beverages — 1.7%
Britvic PLC	41,284	504,640
Fevertree Drinks PLC	15,402	548,621
Stock Spirits Group PLC	27,811	84,895

		1,138,156

Biotechnology — 1.2%
Abcam PLC	28,792	492,107
Genus PLC	9,576	278,941
Oxford Biomedica PLC(a)	7,649	68,115

		839,163

Building Products — 0.2%
Polypipe Group PLC	31,269	172,852

Capital Markets — 7.7%
Ashmore Group PLC	61,075	342,815
Brewin Dolphin Holdings PLC	44,311	185,066
Burford Capital Ltd.	32,362	761,891
Close Brothers Group PLC	23,568	473,352
CMC Markets PLC(c)	18,378	20,411
Georgia Capital PLC(a)	6,035	88,459
IG Group Holdings PLC	57,562	432,200
IntegraFin Holdings PLC	31,087	147,243
Intermediate Capital Group PLC	45,204	630,119
Jupiter Fund Management PLC	67,698	304,983
Man Group PLC	244,029	448,412
Numis Corp. PLC	10,909	37,726
P2P Global Investments PLC/Fund	11,925	129,112
Quilter PLC(c)	296,124	511,958
Rathbone Brothers PLC	7,739	237,166
Sanne Group PLC	21,527	147,460
TP ICAP PLC	87,696	370,113

		5,268,486

Chemicals — 1.9%
Elementis PLC	90,325	215,654
Essentra PLC	40,953	205,249
Scapa Group PLC	21,468	84,407
Sirius Minerals PLC(a)(b)	672,643	178,757
Synthomer PLC	42,354	214,299
Victrex PLC	13,411	418,479

		1,316,845

Commercial Services & Supplies — 5.0%
Aggreko PLC	39,870	380,021

Security	Shares	Value
Commercial Services & Supplies (continued)
Biffa PLC(c)	36,863	$88,159
De La Rue PLC	16,176	91,227
HomeServe PLC	46,599	590,682
IWG PLC	104,799	321,022
Mitie Group PLC	57,557	98,681
Renewi PLC	125,709	42,052
Rentokil Initial PLC	287,496	1,342,219
Restore PLC	17,298	65,573
RPS Group PLC	34,884	85,839
Serco Group PLC(a)	171,056	294,185

		3,399,660

Construction & Engineering — 2.1%
Balfour Beatty PLC	107,734	412,695
Costain Group PLC	16,521	81,745
Galliford Try PLC	17,365	170,804
John Laing Group PLC(c)	76,377	390,102
Keller Group PLC	11,318	79,787
Kier Group PLC(b)	25,354	175,867
Morgan Sindall Group PLC	5,974	106,159

		1,417,159

Construction Materials — 1.1%
Forterra PLC(c)	31,117	116,923
Ibstock PLC(c)	63,318	212,401
Marshalls PLC	31,131	224,635
Rhi Magnesita NV	3,491	204,866

		758,825

Consumer Finance — 0.8%
Amigo Holdings PLC(b)(c)	18,701	58,094
Arrow Global Group PLC	25,960	66,987
International Personal Finance PLC	34,709	92,702
Provident Financial PLC(a)	39,451	315,892

		533,675

Containers & Packaging — 2.4%
DS Smith PLC	213,325	951,960
RPC Group PLC	63,323	667,069

		1,619,029

Distributors — 0.8%
Inchcape PLC	64,770	486,751
John Menzies PLC	12,340	94,377

		581,128

Diversified Consumer Services — 0.3%
AA PLC	94,937	113,901
Dignity PLC	7,855	76,897

		190,798

Diversified Financial Services — 0.2%
Plus500 Ltd.	12,425	130,146

Diversified Telecommunication Services — 0.9%
Inmarsat PLC	72,118	383,505
KCOM Group PLC	73,115	69,534
TalkTalk Telecom Group PLC(b)	107,697	143,677

		596,716

Electronic Equipment, Instruments & Components — 4.2%
accesso Technology Group PLC(a)(b)	3,978	44,657
Electrocomponents PLC	69,058	508,688
Halma PLC	59,149	1,222,595
Renishaw PLC	5,670	319,767
Smart Metering Systems PLC	15,701	132,404

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Spectris PLC	17,997	$631,719

		2,859,830

Energy Equipment & Services — 0.6%
Hunting PLC	21,877	159,315
Petrofac Ltd.	40,398	229,871

		389,186

Entertainment — 1.3%
Cineworld Group PLC	149,789	555,864
Entertainment One Ltd.	57,647	322,347
Frontier Developments PLC(a)(b)	3,035	36,332

		914,543

Equity Real Estate Investment Trusts (REITs) — 7.5%
Assura PLC	373,858	286,924
Big Yellow Group PLC	24,668	321,711
Capital & Regional PLC	67,327	28,254
Civitas Social Housing PLC	96,979	126,670
Derwent London PLC	16,510	717,212
Empiric Student Property PLC	93,731	120,433
GCP Student Living PLC	63,968	129,498
Great Portland Estates PLC	39,453	399,766
Hansteen Holdings PLC	64,128	83,591
Intu Properties PLC(b)	137,517	210,531
LondonMetric Property PLC	108,795	278,563
NewRiver REIT PLC	47,090	137,169
Primary Health Properties PLC	115,063	188,246
RDI REIT PLC	44,871	82,064
Regional REIT Ltd.(c)	49,948	67,499
Safestore Holdings PLC	32,761	266,899
Schroder REIT Ltd.	80,067	61,342
Shaftesbury PLC	26,401	309,196
Standard Life Investment Property Income Trust Ltd.	60,673	70,614
Tritax Big Box REIT PLC	259,817	491,764
UNITE Group PLC (The)	41,097	500,441
Workspace Group PLC	21,051	274,819

		5,153,206

Food & Staples Retailing — 0.0%
Majestic Wine PLC	8,583	33,507

Food Products — 2.1%
Bakkavor Group PLC(c)	22,686	43,753
Cranswick PLC	8,022	263,764
Dairy Crest Group PLC	24,131	202,209
Greencore Group PLC	69,184	180,363
Hotel Chocolat Group Ltd.	6,171	26,266
Premier Foods PLC(a)(b)	98,499	51,554
Tate & Lyle PLC	72,877	673,689

		1,441,598

Health Care Equipment & Supplies — 0.2%
Advanced Medical Solutions Group PLC	29,894	121,274

Health Care Providers & Services — 1.0%
CVS Group PLC(b)	10,366	65,437
Mediclinic International PLC	63,144	266,998
Spire Healthcare Group PLC(c)	44,182	74,927
UDG Healthcare PLC	38,723	297,959

		705,321

Health Care Technology — 0.1%
EMIS Group PLC	8,350	105,510

Security	Shares	Value

Hotels, Restaurants & Leisure — 4.9%
888 Holdings PLC	55,803	$131,450
Domino’s Pizza Group PLC	73,448	228,211
EI Group PLC(a)	72,773	196,011
Greene King PLC	48,418	425,045
Greggs PLC	15,805	376,298
J D Wetherspoon PLC(b)	10,685	186,463
JPJ Group PLC(a)	9,346	87,888
Marston’s PLC	98,385	129,292
Mitchells & Butlers PLC(a)	33,506	127,816
Patisserie Holdings PLC(a)(d)	6,053	—
Playtech PLC	46,943	263,742
Restaurant Group PLC (The)	76,954	129,686
SSP Group PLC	72,384	639,286
Thomas Cook Group PLC	217,199	87,709
William Hill PLC	133,952	334,157

		3,343,054

Household Durables — 3.3%
Bellway PLC	19,152	770,591
Bovis Homes Group PLC	20,977	301,755
Countryside Properties PLC(c)	63,055	273,414
Crest Nicholson Holdings PLC	40,009	207,968
DFS Furniture PLC	32,877	99,922
IG Design Group PLC	7,217	52,988
McCarthy & Stone PLC(c)	70,900	116,560
Redrow PLC	37,405	309,709
Telford Homes PLC	10,016	37,103
Victoria PLC(a)(b)	15,657	70,598

		2,240,608

Household Products — 0.2%
PZ Cussons PLC	43,687	110,754

Independent Power and Renewable Electricity Producers — 0.4%
Drax Group PLC	61,593	298,862

Insurance — 4.9%
Beazley PLC	82,310	599,406
Hastings Group Holdings PLC(c)	51,434	153,107
Hiscox Ltd.	44,841	953,692
Just Group PLC	146,687	201,157
Lancashire Holdings Ltd.	29,857	263,097
Phoenix Group Holdings PLC	84,271	783,501
Sabre Insurance Group PLC(c)	36,932	132,142
Saga PLC	174,721	281,432

		3,367,534

Interactive Media & Services — 1.3%
Rightmove PLC	139,499	894,525

Internet & Direct Marketing Retail — 4.8%
AO World PLC(a)(b)	35,498	47,594
ASOS PLC(a)(b)	8,490	360,910
boohoo Group PLC(a)	116,359	271,156
Gocompare.Com Group PLC	49,465	43,161
Just Eat PLC(a)	84,932	843,194
Moneysupermarket.com Group PLC	83,455	382,629
N Brown Group PLC	24,551	33,112
Ocado Group PLC(a)	87,087	1,198,307
On the Beach Group PLC(c)	17,278	96,177

		3,276,240

IT Services — 1.3%
Computacenter PLC	11,598	171,234

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Equiniti Group PLC(c)	56,990	$151,984
First Derivatives PLC(b)	2,615	76,173
iomart Group PLC	12,826	65,339
Kainos Group PLC	10,242	67,161
Keywords Studios PLC(b)	8,380	124,838
NCC Group PLC	43,128	70,558
SafeCharge International Group Ltd	6,906	25,261
Softcat PLC	16,986	171,256

		923,804

Leisure Products — 0.4%
Games Workshop Group PLC	4,801	199,876
Photo-Me International PLC	41,545	52,662

		252,538

Life Sciences Tools & Services — 0.3%
Clinigen Healthcare Ltd.(a)	18,536	235,823

Machinery — 4.0%
Bodycote PLC	29,803	300,875
IMI PLC	42,340	532,754
Morgan Advanced Materials PLC	40,306	138,316
Rotork PLC	135,532	512,871
Spirax-Sarco Engineering PLC	11,461	1,016,031
Vesuvius PLC	33,793	273,060

		2,773,907

Media — 1.3%
Ascential PLC	59,261	289,911
Daily Mail & General Trust PLC, Class A, NVS	44,639	379,402
Future PLC	12,652	115,443
ITE Group PLC	115,054	103,604

		888,360

Metals & Mining — 1.9%
Acacia Mining PLC(a)	25,764	74,089
Centamin PLC	180,442	218,933
Central Asia Metals PLC(b)	26,112	87,176
Ferrexpo PLC	46,045	159,174
Hill & Smith Holdings PLC	12,332	193,553
Hochschild Mining PLC	39,915	105,333
KAZ Minerals PLC	38,369	338,462
Petra Diamonds Ltd.(a)	133,721	39,557
SolGold PLC(a)	129,446	64,824

		1,281,101

Multi-Utilities — 0.3%
Telecom Plus PLC	9,751	183,652

Multiline Retail — 1.0%
B&M European Value Retail SA	140,437	660,321

Oil, Gas & Consumable Fuels — 2.2%
Cairn Energy PLC(a)	91,859	248,029
EnQuest PLC(a)	253,101	65,445
Gulf Keystone Petroleum Ltd.(a)	35,585	108,153
Hurricane Energy PLC(a)(b)	230,268	131,945
Nostrum Oil & Gas PLC(a)	14,609	19,392
Ophir Energy PLC(a)	110,845	81,531
Premier Oil PLC(a)(b)	127,129	125,468
Soco International PLC	31,049	27,092
Sound Energy PLC(a)	115,512	36,106
Tullow Oil PLC(a)	216,849	635,990

		1,479,151

Security	Shares	Value

Pharmaceuticals — 2.7%
Alliance Pharma PLC	60,809	$53,706
BTG PLC(a)	48,310	535,262
Dechra Pharmaceuticals PLC	15,970	525,095
Hikma Pharmaceuticals PLC	22,610	501,778
Indivior PLC(a)	113,998	162,849
Vectura Group PLC(a)	92,875	96,788

		1,875,478

Professional Services — 2.0%
Capita PLC(a)	260,616	429,840
Hays PLC	214,657	433,983
Pagegroup PLC	51,044	305,793
RWS Holdings PLC	27,796	174,505
Staffline Group PLC(d)	2,111	18,813

		1,362,934

Real Estate Management & Development — 2.1%
Capital & Counties Properties PLC	112,533	382,732
Grainger PLC	95,240	312,897
Helical PLC	16,001	72,362
Purplebricks Group PLC(a)(b)	32,677	61,718
Savills PLC	22,210	263,215
Sirius Real Estate Ltd.	140,760	112,335
St. Modwen Properties PLC	29,444	159,395
Watkin Jones PLC	25,948	75,412

		1,440,066

Road & Rail — 1.7%
Firstgroup PLC(a)	188,780	224,355
Go-Ahead Group PLC (The)	6,744	183,351
National Express Group PLC	71,655	404,489
Northgate PLC	20,976	101,947
Redde PLC	47,845	98,003
Stagecoach Group PLC	67,330	142,752

		1,154,897

Semiconductors & Semiconductor Equipment — 0.2%
IQE PLC(a)(b)	114,938	138,967

Software — 1.8%
Alfa Financial Software Holdings PLC(a)(c)	14,076	22,954
Avast PLC(a)(c)	44,569	182,912
AVEVA Group PLC	10,035	401,761
Blue Prism Group PLC(a)	9,470	182,643
GB Group PLC	28,462	185,312
Learning Technologies Group PLC(b)	62,879	57,876
Sophos Group PLC(c)	51,744	225,607

		1,259,065

Specialty Retail — 3.5%
BCA Marketplace PLC	117,931	319,210
Card Factory PLC	50,371	130,781
Dixons Carphone PLC	153,530	271,089
Dunelm Group PLC	15,795	175,845
Halfords Group PLC	30,919	97,303
JD Sports Fashion PLC	68,402	423,701
Lookers PLC	48,671	66,420
Pendragon PLC	218,353	73,189
Pets at Home Group PLC	77,605	156,279
Sports Direct International PLC(a)	33,639	120,717
Superdry PLC	8,365	57,634
WH Smith PLC	16,895	471,464

		2,363,632

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Coats Group PLC	222,268	$261,936
Ted Baker PLC	4,540	110,266

		372,202

Thrifts & Mortgage Finance — 0.7%
Charter Court Financial Services Group PLC(c)	18,836	77,717
OneSavings Bank PLC	34,378	179,429
Paragon Banking Group PLC	40,600	234,585

		491,731

Trading Companies & Distributors — 3.3%
Diploma PLC	17,625	316,950
Grafton Group PLC	37,009	393,313
Howden Joinery Group PLC	94,969	622,370
SIG PLC	87,227	145,258
Travis Perkins PLC	39,327	751,155

		2,229,046

Transportation Infrastructure — 0.8%
BBA Aviation PLC	160,721	520,328

Water Utilities — 1.0%
Pennon Group PLC	65,314	675,881

Total Common Stocks — 99.8% (Cost: $71,456,020)		68,278,586

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	1,726,988	1,727,679

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	29,920	$29,920

		1,757,599

Total Short-Term Investments — 2.6% (Cost: $1,757,237)		1,757,599

Total Investments in Securities — 102.4% (Cost: $73,213,257)		70,036,185

Other Assets, Less Liabilities — (2.4)%		(1,652,738)

Net Assets — 100.0%		$68,383,447

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,877,006	(150,018)	1,726,988	$1,727,679	$30,846	(b)	$60		$250
BlackRock Cash Funds: Treasury, SL Agency Shares	59,068	(29,148)	29,920	29,920	443		—		—

				$1,757,599	$31,289		$60		$250

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$68,259,773	$—	$18,813	$68,278,586
Money Market Funds	1,757,599	—	—	1,757,599

	$70,017,372	$—	$18,813	$70,036,185

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS

Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$2,125,213,099	$68,278,586
Affiliated(c)	14,811,542	1,363,199	1,757,599
Foreign currency, at value(d)	—	5,190,264	91,631
Foreign currency pledged:
Futures contracts(e)	—	821,045	—
Receivables:
Investments sold	211,198	5,359,756	113,315
Securities lending income — Affiliated	—	—	5,384
Capital shares sold	—	5,539,827	—
Dividends	11	15,657,800	42,759
Tax reclaims	—	86,882	4,347
Unrealized appreciation on:
Forward foreign currency exchange contracts	125,585	—	—

Total assets	15,148,336	2,159,231,872	70,293,621

LIABILITIES
Collateral on securities loaned, at value	—	—	1,727,477
Payables:
Investments purchased	—	12,702,477	156,980
Variation margin on futures contracts	—	3,207	—
Investment advisory fees	—	750,153	25,717
Unrealized depreciation on:
Forward foreign currency exchange contracts	277,096	—	—

Total liabilities	277,096	13,455,837	1,910,174

NET ASSETS	$14,871,240	$2,145,776,035	$68,383,447

NET ASSETS CONSIST OF:
Paid-in capital	$21,845,589	$2,875,299,805	$73,963,827
Accumulated loss	(6,974,349)	(729,523,770)	(5,580,380)

NET ASSETS	$14,871,240	$2,145,776,035	$68,383,447

Shares outstanding	650,000	65,800,000	1,750,000

Net asset value	$22.88	$32.61	$39.08

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$—	$1,658,261
(b) Investments, at cost — Unaffiliated	$—	$2,570,624,690	$71,456,020
(c) Investments, at cost — Affiliated	$15,750,872	$1,363,199	$1,757,237
(d) Foreign currency, at cost	$—	$5,092,324	$89,805
(e) Foreign currency collateral pledged, at cost	$—	$797,792	$—

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$38,463,571	$611,230
Dividends — Affiliated	299,639	16,779	443
Interest — Unaffiliated	—	1,092	—
Securities lending income — Affiliated — net	—	1,815	30,846
Foreign taxes withheld	—	(612,802)	(10,992)

Total investment income	299,639	37,870,455	631,527

EXPENSES
Investment advisory fees	52,627	4,516,168	149,940

Total expenses	52,627	4,516,168	149,940

Less:
Investment advisory fees waived	(52,627)	—	—

Total expenses after fees waived	—	4,516,168	149,940

Net investment income	299,639	33,354,287	481,587

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(33,009,502)	(887,780)
Investments — Affiliated	(197,701)	—	60
In-kind redemptions — Unaffiliated	—	1,423,363	238,921
In-kind redemptions — Affiliated	2,604	—	—
Futures contracts	—	(1,183,415)	—
Forward foreign currency exchange contracts	191,634	—	—
Foreign currency transactions	—	247,227	(3,956)

Net realized loss	(3,463)	(32,522,327)	(652,755)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	(11,974,709)	(3,040,787)
Investments — Affiliated	(311,480)	—	250
Futures contracts	—	729,028	—
Forward foreign currency exchange contracts	(352,430)	—	—
Foreign currency translations	—	(2,782)	751

Net change in unrealized appreciation (depreciation)	(663,910)	(11,248,463)	(3,039,786)

Net realized and unrealized loss	(667,373)	(43,770,790)	(3,692,541)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(367,734)	$(10,416,503)	$(3,210,954)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$299,639	$799,365	$33,354,287	$85,083,388
Net realized gain (loss)	(3,463)	1,439,857	(32,522,327)	42,086,782
Net change in unrealized appreciation (depreciation)	(663,910)	(1,382,765)	(11,248,463)	(28,540,918)

Net increase (decrease) in net assets resulting from operations	(367,734)	856,457	(10,416,503)	98,629,252

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(295,517)	(798,826)	(37,342,616)	(93,783,177)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,108,087)	3,512,002	206,564,033	(782,620,817)

NET ASSETS(a)
Total increase (decrease) in net assets	(7,771,338)	3,569,633	158,804,914	(777,774,742)
Beginning of period	22,642,578	19,072,945	1,986,971,121	2,764,745,863

End of period	$14,871,240	$22,642,578	$2,145,776,035	$1,986,971,121

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI United Kingdom Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$481,587	$848,766
Net realized gain (loss)	(652,755)	3,590,893
Net change in unrealized appreciation (depreciation)	(3,039,786)	(1,751,287)

Net increase (decrease) in net assets resulting from operations	(3,210,954)	2,688,372

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(660,947)	(838,865)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,684,533	23,786,328

NET ASSETS(a)
Total increase in net assets	10,812,632	25,635,835
Beginning of period	57,570,815	31,934,980

End of period	$68,383,447	$57,570,815

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI United Kingdom ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$23.83		$23.84	$24.87	$23.21	$24.35

Net investment income (loss)(b)	0.40		1.11	0.48	0.43	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.90)		(0.05)	2.39	2.48	(1.14)

Net increase (decrease) from investment operations	(0.50)		1.06	2.87	2.91	(1.14)

Distributions
From net investment income	(0.45)		(1.07)	(0.84)	(1.01)	—
From net realized gain	—		—	(3.06)	(0.24)	—

Total distributions	(0.45)		(1.07)	(3.90)	(1.25)	—

Net asset value, end of period	$22.88		$23.83	$23.84	$24.87	$23.21

Total Return
Based on net asset value	(1.95	)%(e)	4.42%	13.48%	12.90%	(4.64	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%	0.62	%(g)

Total expenses after fees waived(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.01	%(g)

Net investment income (loss)	3.53	%(g)	4.62%	1.99%	1.80%	(0.01	)%(g)

Supplemental Data
Net assets, end of period (000)	$14,871		$22,643	$19,073	$114,398	$2,321

Portfolio turnover rate(h)(i)	6	%(e)	17%	20%	4%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14	(a)

Net asset value, beginning of period	$33.62		$33.76	$31.36	$34.30	$41.05	$37.09

Net investment income(b)	0.57		1.29	1.13	1.22	1.30	2.76	(c)
Net realized and unrealized gain (loss)(d)	(0.94)		0.06	2.43	(2.73)	(6.66)	3.71

Net increase (decrease) from investment operations	(0.37)		1.35	3.56	(1.51)	(5.36)	6.47

Distributions
From net investment income	(0.64)		(1.49)	(1.16)	(1.43)	(1.39)	(2.51)

Total distributions	(0.64)		(1.49)	(1.16)	(1.43)	(1.39)	(2.51)

Net asset value, end of period	$32.61		$33.62	$33.76	$31.36	$34.30	$41.05

Total Return
Based on net asset value	(0.88	)%(e)	3.90%	11.60%	(4.44)%	(13.26)%	17.56%

Ratios to Average Net Assets
Total expenses	0.49	%(f)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	3.63	%(f)	3.66%	4.07%	3.80%	3.46%	6.71	%(c)

Supplemental Data
Net assets, end of period (000)	$2,145,776		$1,986,971	$2,764,746	$1,928,881	$3,210,826	$4,236,360

Portfolio turnover rate(g)	7	%(e)	5%	4%	5%	4%	10%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Vodafone Group PLC which represented $0.66 per share and 3.23% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$42.65		$39.92	$35.91	$40.91	$40.82	$35.27

Net investment income(a)	0.36		1.15	0.92	1.02	1.07	0.95
Net realized and unrealized gain (loss)(b)	(3.42)		2.93	4.12	(4.89)	0.40	5.26

Net increase (decrease) from investment operations	(3.06)		4.08	5.04	(3.87)	1.47	6.21

Distributions
From net investment income	(0.51)		(1.35)	(1.03)	(1.13)	(1.38)	(0.66)

Total distributions	(0.51)		(1.35)	(1.03)	(1.13)	(1.38)	(0.66)

Net asset value, end of period	$39.08		$42.65	$39.92	$35.91	$40.91	$40.82

Total Return
Based on net asset value	(6.97	)%(c)	10.22%	14.40%	(9.66)%	3.84%	17.66%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.90	%(d)	2.68%	2.50%	2.72%	2.71%	2.29%

Supplemental Data
Net assets, end of period (000)	$68,383		$57,571	$31,935	$25,135	$16,365	$32,656

Portfolio turnover rate(e)	6	%(c)	20%	19%	21%	17%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI United Kingdom	Diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified

Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF (the “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI United Kingdom Small-Cap
BNP Paribas Securities Corp.	$52,176	$52,176		$—	$—
Citigroup Global Markets Inc.	850,376	850,376		—	—
Deutsche Bank Securities Inc.	72,131	72,131		—	—
HSBC Bank PLC	42,722	42,722		—	—
Merrill Lynch, Pierce, Fenner & Smith	200,604	200,604		—	—
Morgan Stanley & Co. LLC	204,115	204,115		—	—
UBS AG	236,137	236,137		—	—

	$1,658,261	$1,658,261		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Currency Hedged MSCI United Kingdom	0.62%
MSCI United Kingdom Small-Cap	0.59

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI United Kingdom ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI United Kingdom ETF (“EWU”),after taking into account any fee waivers by EWU, plus 0.03%. BFA has also contractually agreed to an additional reduction in its investment advisory fee of 0.03% through December 31, 2020.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI United Kingdom	$388
MSCI United Kingdom Small-Cap	6,131

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales

MSCI United Kingdom	$15,466,186	$12,229,839
MSCI United Kingdom Small-Cap	632,390	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$1,081,790	$1,239,936
MSCI United Kingdom	128,345,287	130,487,214
MSCI United Kingdom Small-Cap	3,244,273	3,275,008

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI United Kingdom	$3,398,712	$10,467,365
MSCI United Kingdom	340,574,227	135,642,734
MSCI United Kingdom Small-Cap	16,560,124	1,903,666

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Currency Hedged MSCI United Kingdom	$5,629,043	$—	$5,629,043
MSCI United Kingdom	174,886,638	22,514,433	197,401,071
MSCI United Kingdom Small-Cap	1,281,523	—	1,281,523

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI United Kingdom	$15,805,616	$125,585	$(1,271,170)	$(1,145,585)
MSCI United Kingdom	2,644,308,729	72,213,072	(589,757,131)	(517,544,059)
MSCI United Kingdom Small-Cap	73,812,080	3,398,057	(7,173,952)	(3,775,895)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI United Kingdom
Shares sold	150,000	$3,345,896	650,000	$15,586,960
Shares redeemed	(450,000)	(10,453,983)	(500,000)	(12,074,958)

Net increase(decrease)	(300,000)	$(7,108,087)	150,000	$3,512,002

MSCI United Kingdom
Shares sold	10,900,000	$343,741,273	11,200,000	$402,182,910
Shares redeemed	(4,200,000)	(137,177,240)	(34,000,000)	(1,184,803,727)

Net increase(decrease)	6,700,000	$206,564,033	(22,800,000)	$(782,620,817)

MSCI United Kingdom Small-Cap
Shares sold	450,000	$16,605,156	950,000	$41,063,300
Shares redeemed	(50,000)	(1,920,623)	(400,000)	(17,276,972)

Net increase	400,000	$14,684,533	550,000	$23,786,328

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Currency Hedged MSCI United Kingdom	$798,826
MSCI United Kingdom	93,783,177
MSCI United Kingdom Small-Cap	838,865

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Currency Hedged MSCI United Kingdom	$539
MSCI United Kingdom	19,403,125
MSCI United Kingdom Small-Cap	184,943

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI United Kingdom(a)	$0.439979	$—	$0.014663	$0.454642	97%	—%	3%	100%
MSCI United Kingdom(a)	0.616989	—	0.020257	0.637246	97	—	3	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the ad-visability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0219

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Adaptive Currency Hedged MSCI Japan ETF | DEWJ | Cboe BZX

▶	iShares Currency Hedged MSCI Australia ETF | HAUD | NYSE Arca

▶	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca

▶	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

▶	iShares Currency Hedged MSCI Mexico ETF | HEWW | NYSE Arca

▶	iShares Currency Hedged MSCI South Korea ETF | HEWY | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® Adaptive Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Adaptive Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI Japan Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.18)%	(7.09)%	3.99%	(7.09)%	13.13%
Fund Market	(6.22)	(7.23)	3.96	(7.23)	13.00
Index	(6.57)	(7.95)	4.40	(7.95)	14.54

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$938.20	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	20.9%
Consumer Discretionary	18.5
Financials	11.2
Information Technology	10.4
Health Care	9.3
Consumer Staples	8.6
Communication Services	8.3
Materials	5.6
Real Estate	4.1
Utilities	2.1
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Toyota Motor Corp.	4.2%
SoftBank Group Corp.	2.3
Sony Corp.	1.9
Mitsubishi UFJ Financial Group Inc.	1.9
Takeda Pharmaceutical Co. Ltd.	1.8
Keyence Corp.	1.8
Sumitomo Mitsui Financial Group Inc.	1.4
Honda Motor Co. Ltd.	1.4
KDDI Corp.	1.3
Kao Corp.	1.2

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Australia ETF

Investment Objective

The iShares Currency Hedged MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Australian equities while mitigating exposure to fluctuations between the value of the Australian dollar and the U.S. dollar, as represented by the MSCI Australia 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Australia ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.06%	8.61%	6.85%	8.61%	27.54%
Fund Market	(0.77)	7.63	6.63	7.63	26.56
Index	0.36	7.82	7.11	7.82	28.67

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,000.60	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	38.0%
Materials	18.8
Health Care	8.8
Real Estate	7.3
Energy	6.5
Industrials	6.0
Consumer Discretionary	5.4
Consumer Staples	4.9
Utilities	2.2
Communication Services	1.5
Information Technology	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Commonwealth Bank of Australia	9.8%
BHP Group Ltd.	8.2
Westpac Banking Corp.	7.0
CSL Ltd.	6.6
Australia & New Zealand Banking Group Ltd.	6.0
National Australia Bank Ltd.	5.2
Macquarie Group Ltd.	3.1
Woolworths Group Ltd.	2.8
Wesfarmers Ltd.	2.8
Rio Tinto Ltd.	2.7

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Canada ETF

Investment Objective

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.02%	6.62%	5.56%	6.62%	21.96%
Fund Market	(0.16)	6.60	5.53	6.60	21.83
Index	0.31	7.18	5.86	7.18	23.24

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,000.20	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	39.4%
Energy	20.3
Materials	10.3
Industrials	9.2
Information Technology	4.8
Consumer Staples	4.4
Consumer Discretionary	4.2
Communication Services	3.2
Utilities	2.3
Health Care	1.2
Real Estate	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Royal Bank of Canada	8.2%
Toronto-Dominion Bank (The)	7.6
Enbridge Inc.	4.8
Bank of Nova Scotia (The)	4.8
Canadian National Railway Co.	4.4
Suncor Energy Inc.	4.0
Bank of Montreal	3.7
TransCanada Corp.	2.9
Brookfield Asset Management Inc., Class A	2.8
Canadian Imperial Bank of Commerce	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.71)%	(3.62)%	7.08%	7.44%	(3.62)%	40.81%	43.98%
Fund Market	(4.74)	(3.71)	7.07	7.43	(3.71)	40.72	43.88
Index	(5.05)	(4.52)	7.55	7.33	(4.52)	43.89	43.25

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 952.90	$ 0.00		$ 1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	20.9%
Consumer Discretionary	18.5
Financials	11.2
Information Technology	10.4
Health Care	9.3
Consumer Staples	8.6
Communication Services	8.3
Materials	5.6
Real Estate	4.1
Utilities	2.1
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Toyota Motor Corp.	4.2%
SoftBank Group Corp.	2.3
Sony Corp.	1.9
Mitsubishi UFJ Financial Group Inc.	1.9
Takeda Pharmaceutical Co. Ltd.	1.8
Keyence Corp.	1.8
Sumitomo Mitsui Financial Group Inc.	1.4
Honda Motor Co. Ltd.	1.4
KDDI Corp.	1.3
Kao Corp.	1.2

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Mexico ETF

Investment Objective

The iShares Currency Hedged MSCI Mexico ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Mexican equities while mitigating exposure to fluctuations between the value of the Mexican peso and the U.S. dollar, as represented by the MSCI Mexico IMI 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Mexico ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(13.42)%	(12.17)%	(3.50)%	(12.17)%	(12.27)%
Fund Market	(13.65)	(12.54)	(3.70)	(12.54)	(12.91)
Index	(13.28)	(12.38)	(3.33)	(12.38)	(11.69)

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$865.80	$0.14		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Consumer Staples	29.2%
Communication Services	19.5
Financials	16.7
Materials	12.6
Industrials	11.5
Real Estate	6.4
Consumer Discretionary	2.4
Utilities	1.3
Health Care	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
America Movil SAB de CV, Series L	14.8%
Fomento Economico Mexicano SAB de CV	10.6
Grupo Financiero Banorte SAB de CV, Class O	8.5
Wal-Mart de Mexico SAB de CV	8.0
Grupo Mexico SAB de CV, Series B	4.9
Cemex SAB de CV	4.1
Grupo Televisa SAB	3.3
Fibra Uno Administracion SA de CV	2.8
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.3
Grupo Financiero Inbursa SAB de CV, Class O	2.3

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI South Korea ETF

Investment Objective

The iShares Currency Hedged MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization South Korean equities while mitigating exposure to fluctuations between the value of the South Korean won and the U.S. dollar, as represented by the MSCI Korea 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI South Korea ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.51)%	(6.77)%	6.79%	(6.77)%	27.27%
Fund Market	(2.07)	(5.62)	6.91	(5.62)	27.79
Index	(3.32)	(7.09)	7.24	(7.09)	29.23

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$964.90	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	31.8%
Financials	13.3
Consumer Discretionary	12.1
Industrials	11.0
Materials	8.4
Consumer Staples	6.8
Health Care	6.3
Communication Services	6.3
Energy	2.6
Utilities	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Samsung Electronics Co. Ltd.	22.0%
SK Hynix Inc.	5.2
POSCO	2.6
Hyundai Motor Co.	2.5
Shinhan Financial Group Co. Ltd.	2.4
NAVER Corp.	2.4
LG Chem Ltd.	2.3
KB Financial Group Inc.	2.3
Celltrion Inc.	2.2
Hyundai Mobis Co. Ltd.	2.0

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2019	iShares® Adaptive Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Japan ETF(a)	73,697	$4,006,169

Total Investment Companies — 99.6% (Cost: $3,637,294)		4,006,169

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	2,419	2,419

Total Short-Term Investments — 0.0% (Cost: $2,419)		2,419

Total Investments in Securities — 99.6% (Cost: $3,639,713)		4,008,588

Other Assets, Less Liabilities — 0.4%		14,703

Net Assets — 100.0%		$4,023,291

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$208	(c)	$175	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,430	—		(11	)(b)	2,419	2,419	53		—	—
iShares MSCI Japan ETF	74,340	1,817		(2,460)		73,697	4,006,169	30,483		(21,400)	(275,302)

							$4,008,588	$30,744		$(21,225)	$(275,302)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,606,693	JPY	618,024,000	MS	03/04/19	$62,137
USD	1,967,841	JPY	217,107,000	MS	04/02/19	15,561

						77,698

JPY	618,024,000	USD	5,585,361	MS	03/04/19	(40,805)
JPY	105,243,000	USD	947,169	MS	04/02/19	(798)

						(41,603)

	Net unrealized appreciation					$36,095

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Adaptive Currency Hedged MSCI Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$77,698

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$41,603

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(43,488)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$38,869

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,139,610
Average amounts sold — in USD	$7,249,792

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$77,698	$41,603

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$77,698	$41,603
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$77,698	$41,603

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$77,698	$(41,603)		$36,095

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$41,603	$(41,603)		$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Adaptive Currency Hedged MSCI Japan ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$4,006,169	$—	$—	$4,006,169
Money Market Funds	2,419	—	—	2,419

	$4,008,588	$—	$—	$4,008,588

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$77,698	$—	$77,698
Liabilities
Forward Foreign Currency Exchange Contracts	—	(41,603)	—	(41,603)

	$—	$36,095	$—	$36,095

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.1%
iShares MSCI Australia ETF(a)(b)	56,736	$1,207,342

Total Investment Companies — 99.1% (Cost: $1,152,193)		1,207,342

Short-Term Investments

Money Market Funds — 44.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	543,690	543,908
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	825 825

		544,733

Total Short-Term Investments — 44.7% (Cost: $544,575)		544,733

Total Investments in Securities — 143.8% (Cost: $1,696,768)		1,752,075

Other Assets, Less Liabilities — (43.8)%		(534,078)

Net Assets — 100.0%		$1,217,997

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	241,752	301,938	(b)	—	543,690	$543,908	$289	(c)	$25	$134
BlackRock Cash Funds: Treasury, SL Agency Shares	705	120	(b)	—	825	825	13		—	—
iShares MSCI Australia ETF	55,268	6,436		(4,968)	56,736	1,207,342	41,085		(11,175)	(52,730)

						$1,752,075	$41,387		$(11,150)	$(52,596)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,320,318	AUD	3,240,000	MS	03/04/19	$22,024
USD	1,210,654	AUD	1,692,000	MS	04/02/19	9,828

						31,852

AUD	3,240,000	USD	2,311,442	MS	03/04/19	(13,148)

	Net unrealized appreciation					$18,704

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Australia ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$31,852

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$13,148

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$35,696

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(16,619)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,448,375
Average amounts sold — in USD	$3,654,534

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$31,852	$13,148

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$31,852	$13,148
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$31,852	$13,148

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$31,852	$(13,148)		$18,704

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$13,148	$(13,148)		$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Australia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,207,342	$—	$—	$1,207,342
Money Market Funds	544,733	—	—	544,733

	$1,752,075	$—	$—	$1,752,075

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$31,852	$—	$31,852
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,148)	—	(13,148)

	$—	$18,704	$—	$18,704

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Canada ETF(a)(b)	1,333,444	$37,136,415

Total Investment Companies — 99.8% (Cost: $36,761,103)		37,136,415

Short-Term Investments

Money Market Funds — 34.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	12,718,197	12,723,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	17,914	17,914

		12,741,199

Total Short-Term Investments — 34.3% (Cost: $12,739,970)		12,741,199

Total Investments in Securities — 134.1% (Cost: $49,501,073)		49,877,614

Other Assets, Less Liabilities — (34.1)%		(12,677,771)

Net Assets — 100.0%		$37,199,843

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,342,477	10,375,720	(b)	—	12,718,197	$12,723,285	$2,670	(c)	$600		$1,229
BlackRock Cash Funds: Treasury, SL Agency Shares	2,881	15,033	(b)	—	17,914	17,914	355		—		—
iShares MSCI Canada ETF	184,171	1,663,123		(513,850)	1,333,444	37,136,415	436,120		(1,024,563)		305,734

						$49,877,614	$439,145		$(1,023,963)		$306,963

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,297,136	CAD	3,015,000	MS	03/04/19	$5,858
USD	36,269,727	CAD	47,633,000	MS	04/02/19	44,453

						50,311

CAD	47,633,000	USD	36,244,538	MS	03/04/19	(45,399)
USD	33,777,929	CAD	44,618,000	MS	03/04/19	(129,933)
CAD	81,000	USD	61,618	MS	04/02/19	(17)
USD	1,124,625	CAD	1,480,000	MS	04/02/19	(926)

						(176,275)

	Net unrealized depreciation					$(125,964)

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$50,311

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$176,275

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$917,795

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(122,853)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$27,966,570
Average amounts sold — in USD	$54,932,341

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$50,311	$176,275

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$50,311	$176,275
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$50,311	$176,275

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets

Morgan Stanley & Co. International PLC	$50,311	$(50,311)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(b)

Morgan Stanley & Co. International PLC	$176,275	$(50,311)		$125,964

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$37,136,415	$—	$—	$37,136,415
Money Market Funds	12,741,199	—	—	12,741,199

	$49,877,614	$—	$—	$49,877,614

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$50,311	$—	$50,311
Liabilities
Forward Foreign Currency Exchange Contracts	—	(176,275)	—	(176,275)

	$—	$(125,964)	$—	$(125,964)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)
February 28, 2019

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.1%
iShares MSCI Japan ETF(a)	13,045,161	$709,134,952

Total Investment Companies — 99.1% (Cost: $767,512,778)		709,134,952

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	1,355,217	1,355,217

Total Short-Term Investments — 0.2% (Cost: $1,355,217)		1,355,217

Total Investments in Securities — 99.3% (Cost: $768,867,995)		710,490,169

Other Assets, Less Liabilities — 0.7%		5,056,396

Net Assets — 100.0%		$715,546,565

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of

Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,023,195	332,022	(b)	—	1,355,217	$1,355,217	$8,620	$—		$—
iShares MSCI Japan ETF	17,310,986	7,180,796		(11,446,621)	13,045,161	709,134,952	6,572,962	5,937,931		(92,408,822)

						$710,490,169	$6,581,582	$5,937,931		$(92,408,822)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,749,818	JPY	856,608,000	BNP	03/04/19	$64,823
USD	39,314,181	JPY	4,269,444,000	CITI	03/04/19	1,011,180
USD	1,533,720	JPY	169,702,000	HSBC	03/04/19	11,251
USD	166,299,033	JPY	18,301,251,700	MS	03/04/19	2,110,707
USD	603,043,010	JPY	65,906,449,900	SSB	03/04/19	11,768,170
USD	27,645,669	JPY	3,070,516,000	CITI	04/02/19	34,820
USD	6,137,745	JPY	682,523,000	JPM	04/02/19	328
USD	69,386,559	JPY	7,655,245,600	MS	04/02/19	548,673
USD	617,747,679	JPY	68,116,627,400	SSB	04/02/19	5,225,905

						20,775,857

JPY	700,604,000	USD	6,312,538	CITI	03/04/19	(27,121)
JPY	1,283,947,000	USD	11,650,198	JPM	03/04/19	(131,363)
JPY	15,310,491,200	USD	137,992,917	MS	03/04/19	(635,979)
JPY	652,461,000	USD	6,005,412	NAB	03/04/19	(151,907)
JPY	2,434,767,000	USD	22,283,321	RBS	03/04/19	(439,988)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	68,116,627,400	USD	616,272,753	SSB	03/04/19	$(5,169,470)
JPY	672,725,000	USD	6,086,621	UBS	03/04/19	(51,318)
JPY	331,833,000	USD	3,023,329	Westpac Banking Corp.	03/04/19	(46,313)
JPY	307,387,000	USD	2,766,800	CITI	04/02/19	(2,700)

						(6,656,159)

	Net unrealized appreciation					$14,119,698

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$20,775,857

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$6,656,159

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$1,353,729

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$11,779,900

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,135,763,410
Average amounts sold — in USD	$2,064,541,545

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$20,775,857	$6,656,159

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$20,775,857	$6,656,159
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$20,775,857	$6,656,159

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Japan ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received	Net Amount of Derivative Assets	(b)

BNP Paribas SA	$64,823	$—	$—	$64,823
Citibank N.A.	1,046,000	(29,821)	—	1,016,179
HSBC Bank PLC	11,251	—	—	11,251
JPMorgan Chase Bank N.A.	328	(328)	—	—
Morgan Stanley & Co. International PLC	2,659,380	(635,979)	(1,000,000)	1,023,401
State Street Bank and Trust Co.	16,994,075	(5,169,470)	—	11,824,605

	$20,775,857	$(5,835,598)	$(1,000,000)	$13,940,259

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)

Citibank N.A.	$29,821	$(29,821)	$—	$—
JPMorgan Chase Bank N.A.	131,363	(328)	—	131,035
Morgan Stanley & Co. International PLC	635,979	(635,979)	—	—
National Australia Bank Limited	151,907	—	—	151,907
Royal Bank of Scotland PLC	439,988	—	—	439,988
State Street Bank and Trust Co.	5,169,470	(5,169,470)	—	—
UBS AG	51,318	—	—	51,318
Westpac Banking Corp.	46,313	—	—	46,313

	$6,656,159	$(5,835,598)	$—	$820,561

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$709,134,952	$—	$—	$709,134,952
Money Market Funds	1,355,217	—	—	1,355,217

	$710,490,169	$—	$—	$710,490,169

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$20,775,857	$—	$20,775,857
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,656,159)	—	(6,656,159)

	$—	$14,119,698	$—	$14,119,698

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.3%
iShares MSCI Mexico ETF(a)	19,110	$832,432

Total Investment Companies — 99.3% (Cost: $889,359)		832,432

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	641	641

Total Short-Term Investments — 0.1% (Cost: $641)		641

Total Investments in Securities — 99.4% (Cost: $890,000)		833,073

Other Assets, Less Liabilities — 0.6%		4,934

Net Assets — 100.0%		$838,007

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$1,765	(c)	$75		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	545	96	(b)	—	641	641	19		—		—
iShares MSCI Mexico ETF	19,342	22,729		(22,961)	19,110	832,432	7,547		74,074		(106,204)

						$833,073	$9,331		$74,149		$(106,204)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,707,792	MXN	32,882,000	MS	03/04/19	$2,417
USD	854,063	MXN	16,441,000	MS	04/02/19	5,237

						7,654

MXN	32,882,000	USD	1,711,223	MS	03/04/19	(5,849)
MXN	160,000	USD	8,270	MS	04/02/19	(9)

						(5,858)

	Net unrealized appreciation					$1,796

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Mexico ETF
February 28, 2019

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$7,654

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$5,858

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(39,349)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(20,085)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,563,870
Average amounts sold — in USD	$2,455,537

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$7,654	$5,858

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$7,654	$5,858
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$7,654	$5,858

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$7,654	$(5,858)		$1,796

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$5,858	$(5,858)		$—

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Mexico ETF
February 28, 2019

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$832,432	$—	$—	$832,432
Money Market Funds	641	—	—	641

	$833,073	$—	$—	$833,073

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$7,654	$—	$7,654
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,858)	—	(5,858)

	$—	$1,796	$—	$1,796

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.4%
iShares MSCI South Korea ETF(a)(b)	476,710	$30,018,429

Total Investment Companies — 99.4% (Cost: $31,270,429)		30,018,429

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	2,638,944	2,640,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	19,189	19,189

		2,659,189

Total Short-Term Investments — 8.8% (Cost: $2,659,189)		2,659,189

Total Investments in Securities — 108.2% (Cost: $33,929,618)		32,677,618

Other Assets, Less Liabilities — (8.2)%		(2,462,931)

Net Assets — 100.0%		$30,214,687

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,638,944	(b)	—	2,638,944	$2,640,000	$2,976	(c)	$2,477	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	770	18,419	(b)	—	19,189	19,189	182		—	—
iShares MSCI South Korea ETF	21,273	635,930		(180,493)	476,710	30,018,429	295,606		(778,210)	(1,447,840)

						$32,677,618	$298,764		$(775,733)	$(1,447,840)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,950,192	KRW	69,295,116,000	MS	03/05/19	$338,103
USD	30,986,059	KRW	34,647,558,000	MS	04/02/19	179,707

						517,810

KRW	69,295,116,000	USD	61,903,814	MS	03/05/19	(291,726)
KRW	345,422,000	USD	307,270	MS	04/02/19	(143)

						(291,869)

	Net unrealized appreciation					$225,941

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI South Korea ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$517,810

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$291,869

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$296,631

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$227,901

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$45,301,701
Average amounts sold — in USD	$65,992,961

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$517,810	$291,869

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$517,810	$291,869
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$517,810	$291,869

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$517,810	$(291,869)		$225,941

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$291,869	$(291,869)		$—

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI South Korea ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$30,018,429	$—	$—	$30,018,429
Money Market Funds	2,659,189	—	—	2,659,189

	$32,677,618	$—	$—	$32,677,618

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$517,810	$—	$517,810
Liabilities
Forward Foreign Currency Exchange Contracts	—	(291,869)	—	(291,869)

	$—	$225,941	$—	$225,941

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$4,008,588	$1,752,075	$49,877,614	$710,490,169
Receivables:
Investments sold	—	—	168,642	—
Securities lending income — Affiliated	23	125	2,249	—
Capital shares sold	—	—	—	125,191
Dividends	4	1	20	1,653
Unrealized appreciation on:
Forward foreign currency exchange contracts	77,698	31,852	50,311	20,775,857

Total assets	4,086,313	1,784,053	50,098,836	731,392,870

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts	—	—	—	1,000,000
Collateral on securities loaned, at value	—	543,750	12,721,875	—
Payables:
Investments purchased	21,419	9,130	—	8,190,146
Investment advisory fees	—	28	843	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	41,603	13,148	176,275	6,656,159

Total liabilities	63,022	566,056	12,898,993	15,846,305

NET ASSETS	$4,023,291	$1,217,997	$37,199,843	$715,546,565

NET ASSETS CONSIST OF:
Paid-in capital	$3,734,840	$1,717,994	$37,803,718	$821,753,095
Accumulated earnings (loss)	288,451	(499,997)	(603,875)	(106,206,530)

NET ASSETS	$4,023,291	$1,217,997	$37,199,843	$715,546,565

Shares outstanding	150,000	50,000	1,450,000	23,300,000

Net asset value	$26.82	$24.36	$25.66	$30.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$532,000	$12,323,625	$—
(b) Investments, at cost — Affiliated	$3,639,713	$1,696,768	$49,501,073	$768,867,995

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$833,073	$32,677,618
Receivables:
Investments sold	2,875	—
Securities lending income — Affiliated	278	959
Dividends	5	46
Unrealized appreciation on:
Forward foreign currency exchange contracts	7,654	517,810

Total assets	843,885	33,196,433

LIABILITIES
Collateral on securities loaned, at value	—	2,640,000
Payables:
Investments purchased	—	49,877
Investment advisory fees	20	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,858	291,869

Total liabilities	5,878	2,981,746

NET ASSETS	$838,007	$30,214,687

NET ASSETS CONSIST OF:
Paid-in capital	$1,256,096	$32,655,974
Accumulated loss	(418,089)	(2,441,287)

NET ASSETS	$838,007	$30,214,687

Shares outstanding	50,000	1,150,000

Net asset value	$16.76	$26.27

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$2,518,800
(b) Investments, at cost — Affiliated	$890,000	$33,929,618

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF

INVESTMENT INCOME
Dividends — Affiliated	$30,536	$41,098	$436,475	$6,581,582
Securities lending income — Affiliated — net	208	289	2,670	—

Total investment income	30,744	41,387	439,145	6,581,582

EXPENSES
Investment advisory fees	12,572	3,610	92,150	2,430,189

Total expenses	12,572	3,610	92,150	2,430,189

Less:
Investment advisory fees waived	(12,572)	(3,435)	(87,691)	(2,423,644)

Total expenses after fees waived	—	175	4,459	6,545

Net investment income	30,744	41,212	434,686	6,575,037

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(21,225)	(11,150)	(260,297)	(6,147,360)
In-kind redemptions — Affiliated	—	—	(763,666)	12,085,291
Forward foreign currency exchange contracts	(43,488)	35,696	917,795	1,353,729

Net realized gain (loss)	(64,713)	24,546	(106,168)	7,291,660

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(275,302)	(52,596)	306,963	(92,408,822)
Forward foreign currency exchange contracts	38,869	(16,619)	(122,853)	11,779,900

Net change in unrealized appreciation (depreciation)	(236,433)	(69,215)	184,110	(80,628,922)

Net realized and unrealized gain (loss)	(301,146)	(44,669)	77,942	(73,337,262)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(270,402)	$(3,457)	$512,628	$(66,762,225)

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF

INVESTMENT INCOME
Dividends — Affiliated	$7,566	$295,788
Securities lending income — Affiliated — net	1,765	2,976

Total investment income	9,331	298,764

EXPENSES
Investment advisory fees	3,033	92,570

Total expenses	3,033	92,570

Less:
Investment advisory fees waived	(2,886)	(92,570)

Total expenses after fees waived	147	—

Net investment income	9,184	298,764

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(20,466)	(221,937)
In-kind redemptions — Affiliated	94,615	(553,796)
Forward foreign currency exchange contracts	(39,349)	296,631

Net realized gain (loss)	34,800	(479,102)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(106,204)	(1,447,840)
Forward foreign currency exchange contracts	(20,085)	227,901

Net change in unrealized appreciation (depreciation)	(126,289)	(1,219,939)

Net realized and unrealized loss	(91,489)	(1,699,041)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,305)	$(1,400,277)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares Adaptive Currency Hedged MSCI Japan ETF		iShares Currency Hedged MSCI Australia ETF

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,744	$64,889	$41,212	$52,746
Net realized gain (loss)	(64,713)	311,246	24,546	96,442
Net change in unrealized appreciation (depreciation)	(236,433)	82,887	(69,215)	12,831

Net increase (decrease) in net assets resulting from operations	(270,402)	459,022	(3,457)	162,019

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,257)	(64,888)	(40,749)	(52,659)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(1,379,179)	—	—

NET ASSETS(a)
Total increase (decrease) in net assets	(300,659)	(985,045)	(44,206)	109,360
Beginning of period	4,323,950	5,308,995	1,262,203	1,152,843

End of period	$4,023,291	$4,323,950	$1,217,997	$1,262,203

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Canada ETF		iShares Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$434,686	$128,500	$6,575,037	$15,322,646
Net realized gain (loss)	(106,168)	624,771	7,291,660	126,206,935
Net change in unrealized appreciation (depreciation)	184,110	(87,910)	(80,628,922)	(14,801,877)

Net increase (decrease) in net assets resulting from operations	512,628	665,361	(66,762,225)	126,727,704

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,203,662)	(128,454)	(3,309,996)	(15,325,665)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,533,387	2,350,148	(219,215,435)	(305,294,147)

NET ASSETS(a)
Total increase (decrease) in net assets	31,842,353	2,887,055	(289,287,656)	(193,892,108)
Beginning of period	5,357,490	2,470,435	1,004,834,221	1,198,726,329

End of period	$37,199,843	$5,357,490	$715,546,565	$1,004,834,221

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Mexico ETF		iShares Currency Hedged MSCI South Korea ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,184	$37,102	$298,764	$44,727
Net realized gain (loss)	34,800	138,810	(479,102)	10,429
Net change in unrealized appreciation (depreciation)	(126,289)	(408,143)	(1,219,939)	(36,845)

Net increase (decrease) in net assets resulting from operations	(82,305)	(232,231)	(1,400,277)	18,311

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,699)	(36,807)	(1,244,648)	(44,724)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(44,352)	(1,986,543)	31,420,759	—

NET ASSETS(a)
Total increase (decrease) in net assets	(134,356)	(2,255,581)	28,775,834	(26,413)
Beginning of period	972,363	3,227,944	1,438,853	1,465,266

End of period	$838,007	$972,363	$30,214,687	$1,438,853

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Period From 01/05/16 to 08/31/16	(a)

Net asset value, beginning of period	$28.83		$26.54	$23.46	$24.92

Net investment income(b)	0.21		0.42	0.44	0.23
Net realized and unrealized gain (loss)(c)	(2.02)		2.30	3.10	(1.51)

Net increase (decrease) from investment operations	(1.81)		2.72	3.54	(1.28)

Distributions
From net investment income	(0.20)		(0.43)	(0.46)	(0.18)

Total distributions	(0.20)		(0.43)	(0.46)	(0.18)

Net asset value, end of period	$26.82		$28.83	$26.54	$23.46

Total Return
Based on net asset value	(6.18	)%(d)	10.22%	15.24%	(5.06	)%(d)

Ratios to Average Net Assets
Total expenses(e)	0.62	%(f)	0.62%	0.62%	0.62	%(f)

Total expenses after fees waived(e)	0.00	%(f)	0.00%	0.00%	0.00	%(f)

Net investment income	1.52	%(f)	1.45%	1.72%	1.57	%(f)

Supplemental Data
Net assets, end of period (000)	$4,023		$4,324	$5,309	$3,520

Portfolio turnover rate(g)(h)	2	%(d)	5%	8%	2	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Australia ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$25.24		$23.06	$22.02	$23.52	$24.48

Net investment income (loss)(b)	0.82		1.05	0.75	0.72	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.88)		2.18	1.40	0.49	(0.96)

Net increase (decrease) from investment operations	(0.06)		3.23	2.15	1.21	(0.96)

Distributions
From net investment income	(0.82)		(1.05)	(1.11)	(0.90)	—
In excess of net investment income	—		—	—	(1.81)	—

Total distributions	(0.82)		(1.05)	(1.11)	(2.71)	—

Net asset value, end of period	$24.36		$25.24	$23.06	$22.02	$23.52

Total Return
Based on net asset value	0.06	%(e)	14.25%	9.86%	5.70%	(3.92	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%	0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.04	%(g)

Net investment income (loss)	7.08	%(g)	4.38%	3.31%	3.33%	(0.04	)%(g)

Supplemental Data
Net assets, end of period (000)	$1,218		$1,262	$1,153	$9,910	$2,352

Portfolio turnover rate(h)(i)	8	%(e)	12%	13%	15%	0	%(e)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Canada ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16		Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$26.79		$24.70	$23.54	$23.47		$24.36

Net investment income (loss)(b)	0.36		0.56	0.24	0.41		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.45)		2.10	1.38	1.07		(0.89)

Net increase (decrease) from investment operations	(0.09)		2.66	1.62	1.48		(0.89)

Distributions
From net investment income	(0.41)		(0.57)	(0.46)	(0.46)		—
From net realized gain	(0.63)		—	—	(0.95)		—
Return of capital	—		—	—	(0.00	)(c)	—

Total distributions	(1.04)		(0.57)	(0.46)	(1.41)		—

Net asset value, end of period	$25.66		$26.79	$24.70	$23.54		$23.47

Total Return
Based on net asset value	0.02	%(e)	10.82%	6.86%	6.92%		(3.69	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%		0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%		0.05	%(g)

Net investment income (loss)	2.92	%(g)	2.12%	0.98%	1.84%		(0.05	)%(g)

Supplemental Data
Net assets, end of period (000)	$37,200		$5,357	$2,470	$10,593		$2,347

Portfolio turnover rate(h)(i)	9	%(e)	10%	8%	13%		0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15	Period From 01/31/14 to 08/31/14	(a)

Net asset value, beginning of period	$32.36		$29.56	$24.73		$29.46		$25.02	$23.53

Net investment income(b)	0.22		0.46	0.52		0.41		0.43	0.13
Net realized and unrealized gain (loss)(c)	(1.75)		2.81	4.78		(4.11)		4.58	1.53

Net increase (decrease) from investment operations	(1.53)		3.27	5.30		(3.70)		5.01	1.66

Distributions
From net investment income	(0.12)		(0.47)	(0.47)		(0.44)		(0.32)	(0.17)
From net realized gain	—		—	—		(0.59)		(0.25)	(0.00	)(d)

Total distributions	(0.12)		(0.47)	(0.47)		(1.03)		(0.57)	(0.17)

Net asset value, end of period	$30.71		$32.36	$29.56		$24.73		$29.46	$25.02

Total Return
Based on net asset value	(4.71	)%(e)	11.07%	21.50%		(12.91)%		20.08%	7.05	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.53	%(g)	0.53%	0.53%		0.53%		0.53%	0.53	%(g)

Total expenses after fees waived(f)	0.00	%(g)(h)	0.01%	0.00	%(h)	0.00	%(h)	0.01%	0.01	%(g)

Net investment income	1.43	%(g)	1.41%	1.84%		1.57%		1.39%	0.94	%(g)

Supplemental Data
Net assets, end of period (000)	$715,547		$1,004,834	$1,198,726		$476,015		$735,081	$32,531

Portfolio turnover rate(i)(j)	3	%(e)	9%	11%		11%		12%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Mexico ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$19.45		$21.52	$23.54	$24.03	$24.43

Net investment income (loss)(b)	0.16		0.41	0.43	0.49	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(2.77)		(1.95)	0.09	1.15	(0.40)

Net increase (decrease) from investment operations	(2.61)		(1.54)	0.52	1.64	(0.40)

Distributions
From net investment income	(0.08)		(0.53)	(0.33)	(0.71)	—
In excess of net investment income	—		—	(2.21)	(1.42)	—

Total distributions	(0.08)		(0.53)	(2.54)	(2.13)	—

Net asset value, end of period	$16.76		$19.45	$21.52	$23.54	$24.03

Total Return
Based on net asset value	(13.42	)%(e)	(7.10)%	3.24%	7.41%	(1.64	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%	0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.04	%(g)

Net investment income (loss)	1.88	%(g)	2.05%	2.03%	2.11%	(0.04	)%(g)

Supplemental Data
Net assets, end of period (000)	$838		$972	$3,228	$1,177	$2,403

Portfolio turnover rate(h)(i)	10	%(e)	23%	12%	22%	0	%(e)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI South Korea ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$28.78		$29.31	$24.71	$22.70	$24.64

Net investment income (loss)(b)	0.32		0.89	0.51	2.12	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(1.43)		(0.53)	5.29	0.92	(1.94)

Net increase (decrease) from investment operations	(1.11)		0.36	5.80	3.04	(1.94)

Distributions
From net investment income	(0.35)		(0.89)	(0.35)	(0.55)	—
From net realized gain	(1.05)		—	(0.85)	(0.48)	—

Total distributions	(1.40)		(0.89)	(1.20)	(1.03)	—

Net asset value, end of period	$26.27		$28.78	$29.31	$24.71	$22.70

Total Return
Based on net asset value	(3.51	)%(e)	1.09%	24.59%	13.67%	(7.87	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.77	%(g)	0.77%	0.77%	0.77%	0.77	%(g)

Total expenses after fees waived(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.02	%(g)

Net investment income (loss)	2.49	%(g)	2.96%	2.01%	9.13%	(0.02	)%(g)

Supplemental Data
Net assets, end of period (000)	$30,215		$1,439	$1,465	$12,353	$2,270

Portfolio turnover rate(h)(i)	6	%(e)	11%	25%	21%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Japan	Diversified(a)
Currency Hedged MSCI Australia	Diversified
Currency Hedged MSCI Canada	Diversified
Currency Hedged MSCI Japan	Diversified
Currency Hedged MSCI Mexico	Diversified
Currency Hedged MSCI South Korea	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Currency Hedged MSCI Australia Barclays Bank PLC	$532,000	$532,000		$—	$—

Currency Hedged MSCI Canada BNP Paribas Securities Corp.	$12,323,625	$12,323,625		$—	$—

Currency Hedged MSCI South Korea UBS AG	$2,518,800	$2,518,800		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Each Fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Adaptive Currency Hedged MSCI Japan	0.62%
Currency Hedged MSCI Australia	0.62
Currency Hedged MSCI Canada	0.62
Currency Hedged MSCI Japan	0.53
Currency Hedged MSCI Mexico	0.62
Currency Hedged MSCI South Korea	0.77

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses.

For the iShares Adaptive Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Japan ETF (“EWJ”), after taking into account any fee waivers by EWJ.

For the iShares Currency Hedged MSCI Australia ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Australia ETF (“EWA”), after taking into account any fee waivers by EWA, plus 0.03%.

For the iShares Currency Hedged MSCI Canada ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2020 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

For the iShares Currency Hedged MSCI Mexico ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Mexico ETF (“EWW”), after taking into account any fee waivers by EWW, plus 0.03%.

For the iShares Currency Hedged MSCI South Korea ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI South Korea ETF (“EWY”), after taking into account any fee waivers by EWY, plus 0.03%. BFA has also contractually agreed to an additional reduction in the investment advisory fee of 0.03% through December 31, 2020.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Adaptive Currency Hedged MSCI Japan	$74
Currency Hedged MSCI Australia	95
Currency Hedged MSCI Canada	925
Currency Hedged MSCI Mexico	395
Currency Hedged MSCI South Korea	976

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Japan	$100,723	$125,927
Currency Hedged MSCI Australia	127,903	99,634
Currency Hedged MSCI Canada	2,257,329	2,325,745
Currency Hedged MSCI Japan	41,798,482	32,513,982
Currency Hedged MSCI Mexico	96,230	140,486
Currency Hedged MSCI South Korea	1,304,519	1,796,750

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Canada	$43,804,680	$11,185,145
Currency Hedged MSCI Japan	364,988,994	586,513,258
Currency Hedged MSCI Mexico	828,085	892,943
Currency Hedged MSCI South Korea	40,605,486	9,300,875

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Adaptive Currency Hedged MSCI Japan	$52,617
Currency Hedged MSCI Australia	560,062
Currency Hedged MSCI Japan	68,046,267
Currency Hedged MSCI Mexico	352,826

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI Japan	$3,642,169	$446,573	$(44,059)	$402,514
Currency Hedged MSCI Australia	1,700,487	87,159	(16,867)	70,292
Currency Hedged MSCI Canada	49,504,899	426,852	(180,101)	246,751
Currency Hedged MSCI Japan	770,987,033	20,775,857	(67,153,023)	(46,377,166)
Currency Hedged MSCI Mexico	914,943	7,654	(87,728)	(80,074)
Currency Hedged MSCI South Korea	33,930,806	517,810	(1,545,057)	(1,027,247)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount

Adaptive Currency Hedged MSCI Japan
Shares redeemed	—	$—	(50,000)	$(1,379,179)

Currency Hedged MSCI Canada
Shares sold	1,700,000	$43,728,042	300,000	$7,634,766
Shares redeemed	(450,000)	(11,194,655)	(200,000)	(5,284,618)

Net increase	1,250,000	$32,533,387	100,000	$2,350,148

Currency Hedged MSCI Japan
Shares sold	11,450,000	$365,664,393	16,950,000	$549,525,697
Shares redeemed	(19,200,000)	(584,879,828)	(26,450,000)	(854,819,844)

Net decrease	(7,750,000)	$(219,215,435)	(9,500,000)	$(305,294,147)

Currency Hedged MSCI Mexico
Shares sold	50,000	$814,287	—	$—
Shares redeemed	(50,000)	(858,639)	(100,000)	(1,986,543)

Net decrease	—	$(44,352)	(100,000)	$(1,986,543)

Currency Hedged MSCI South Korea
Shares sold	1,450,000	$40,636,320	—	$—
Shares redeemed	(350,000)	(9,215,561)	—	—

Net increase	1,100,000	$31,420,759	—	$—

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Adaptive Currency Hedged MSCI Japan	$64,888
Currency Hedged MSCI Australia	52,659
Currency Hedged MSCI Canada	128,454
Currency Hedged MSCI Japan	15,325,665
Currency Hedged MSCI Mexico	36,807
Currency Hedged MSCI South Korea	44,724

Undistributed net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Adaptive Currency Hedged MSCI Japan	$6
Currency Hedged MSCI Australia	87
Currency Hedged MSCI Canada	46
Currency Hedged MSCI Japan	—
Currency Hedged MSCI Mexico	407
Currency Hedged MSCI South Korea	3

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Australia(a)	$0.554422	$—	$0.260558	$0.814980	68%	—%	32%	100%
Currency Hedged MSCI Canada(a)	0.283245	0.631040	0.122586	1.036871	27	61	12	100
Currency Hedged MSCI South Korea(a)	0.141820	1.053044	0.207484	1.402348	10	75	15	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Counterparty Abbreviations

BNP	BNP Paribas SA

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Additional Financial Information

February 28, 2019

iShares, Inc.

iShares MSCI Australia ETF | EWA | NYSE Arca

iShares MSCI Canada ETF | EWC | NYSE Arca

iShares MSCI Japan ETF | EWJ | NYSE Arca

iShares MSCI Mexico ETF | EWW | NYSE Arca

iShares MSCI South Korea ETF | EWY | NYSE Arca

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.3%
Australia & New Zealand Banking Group Ltd.	3,677,072	$73,249,488
Bank of Queensland Ltd.	506,501	3,246,755
Bendigo & Adelaide Bank Ltd.	622,437	4,366,332
Commonwealth Bank of Australia	2,270,334	119,446,207
National Australia Bank Ltd.	3,506,465	62,691,178
Westpac Banking Corp.	4,405,089	84,492,665

		347,492,625

Beverages — 1.1%
Coca-Cola Amatil Ltd.	651,837	3,696,083
Treasury Wine Estates Ltd.	922,577	9,832,385

		13,528,468

Biotechnology — 6.5%
CSL Ltd.	580,193	79,979,934

Capital Markets — 4.1%
ASX Ltd.	248,356	12,327,863
Macquarie Group Ltd.	414,702	37,953,916

		50,281,779

Chemicals — 0.9%
Incitec Pivot Ltd.	2,099,206	5,033,029
Orica Ltd.	486,146	6,104,581

		11,137,610

Commercial Services &Supplies — 1.4%
Brambles Ltd.	2,041,727	17,082,421

Construction & Engineering — 0.4%
CIMIC Group Ltd.	125,092	4,463,185

Construction Materials — 1.0%
Boral Ltd.	1,504,530	5,330,582
James Hardie Industries PLC	566,009	7,103,401

		12,433,983

Containers & Packaging — 1.3%
Amcor Ltd./Australia	1,485,302	15,903,609

Diversified Financial Services — 0.8%
AMP Ltd.	3,739,807	6,279,219
Challenger Ltd./Australia	707,601	4,052,553

		10,331,772

Diversified Telecommunication Services — 1.1%
Telstra Corp. Ltd.	5,338,557	11,888,106
TPG Telecom Ltd.	474,514	2,248,369

		14,136,475

Electric Utilities — 0.2%
AusNet Services	2,304,359	2,844,422

Energy Equipment &Services — 0.4%
WorleyParsons Ltd.	412,976	4,380,734

Equity Real Estate Investment Trusts (REITs) — 6.7%
BGP Holdings PLC(a)(b)	18,888,372	215
Dexus	1,304,538	11,155,926
Goodman Group	2,093,651	19,065,960
GPT Group (The)	2,315,235	9,635,969
Mirvac Group	4,693,766	8,582,207
Scentre Group	6,818,996	18,774,822
Stockland	3,086,215	7,684,908

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	4,212,025	$7,371,748

		82,271,755

Food &Staples Retailing — 3.7%
Coles Group Ltd.(b)	1,454,138	11,721,413
Woolworths Group Ltd.	1,684,322	34,355,577

		46,076,990

Gas Utilities — 0.9%
APA Group	1,514,880	10,788,393

Health Care Equipment &Supplies — 0.7%
Cochlear Ltd.	74,061	8,983,765

Health Care Providers &Services — 1.5%
Ramsay Health Care Ltd.	181,175	8,349,946
Sonic Healthcare Ltd.	554,708	9,518,887

		17,868,833

Hotels, Restaurants & Leisure — 2.4%
Aristocrat Leisure Ltd.	737,033	12,909,797
Crown Resorts Ltd.	486,098	3,963,263
Domino’s Pizza Enterprises Ltd.(c)	76,408	2,242,370
Flight Centre Travel Group Ltd.	71,077	2,314,485
Tabcorp Holdings Ltd.	2,448,648	8,222,669

		29,652,584

Insurance — 4.4%
Insurance Australia Group Ltd.	2,963,448	15,496,338
Medibank Pvt Ltd.	3,529,363	7,131,142
QBE Insurance Group Ltd.	1,703,054	14,963,728
Suncorp Group Ltd.	1,665,315	16,053,884

		53,645,092

Interactive Media &Services — 0.3%
REA Group Ltd.	67,815	3,934,059

IT Services — 0.6%
Computershare Ltd.	591,085	7,254,099

Metals & Mining — 15.4%
Alumina Ltd.	3,141,038	5,698,464
BHP Group Ltd.	3,778,024	100,069,604
BlueScope Steel Ltd.	697,553	6,679,850
Fortescue Metals Group Ltd.	1,995,986	8,605,469
Newcrest Mining Ltd.	984,615	17,036,267
Rio Tinto Ltd.	476,018	32,565,838
South32 Ltd.	6,513,924	18,120,237

		188,775,729

Multi-Utilities — 1.0%
AGL Energy Ltd.	841,085	12,691,852

Multiline Retail — 3.0%
Harvey Norman Holdings Ltd.	757,083	1,939,056
Wesfarmers Ltd.	1,454,138	34,326,256

		36,265,312

Oil, Gas &Consumable Fuels — 6.0%
Caltex Australia Ltd.	334,483	6,805,884
Oil Search Ltd.	1,754,903	10,450,162
Origin Energy Ltd.(b)	2,257,204	11,819,335
Santos Ltd.	2,273,703	11,193,973
Washington H Soul Pattinson & Co. Ltd.	137,728	2,883,745
Woodside Petroleum Ltd.	1,200,598	30,963,501

		74,116,600

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.5%
Seek Ltd.	428,092	$5,610,107

Real Estate Management & Development — 0.5%
Lendlease Group	735,976	6,744,099

Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,548,037	8,193,861

Transportation Infrastructure — 3.1%
Sydney Airport	1,415,386	7,250,231
Transurban Group	3,427,989	30,412,373

		37,662,604

Total Common Stocks — 98.9% (Cost: $1,458,987,822)		1,214,532,751

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	2,223,435	2,224,325

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	663,873	$663,873

		2,888,198

Total Short-Term Investments — 0.2% (Cost: $2,887,315)		2,888,198

Total Investments in Securities — 99.1% (Cost: $1,461,875,137)		1,217,420,949

Other Assets, Less Liabilities — 0.9%		11,285,700

Net Assets — 100.0%		$1,228,706,649

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of

Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,082,269	(2,858,834)	2,223,435	$2,224,325	$14,720	(b)	$663		$(261)
BlackRock Cash Funds: Treasury, SL Agency Shares	358,813	305,060	663,873	663,873	16,217		—		—

				$2,888,198	$30,937		$663		$(261)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	128	03/21/19	$13,999	$456,706

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$456,706

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Australia ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,080,414)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$276,271

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,555,449

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,214,532,536	$—	$215	$1,214,532,751
Money Market Funds	2,888,198	—	—	2,888,198

	$1,217,420,734	$—	$215	$1,217,420,949

Derivative financial instruments(a)
Assets
Futures Contracts	$456,706	$—	$—	$456,706

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 2 to Level 1 during the six months ended February 28, 2019 in the amount of $ 26,380,384 (the value of the securities as of the beginning of the period), resulting in a difference of valuation methodology, due to a resumption of trading.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Bombardier Inc., Class B(a)	4,145,489	$8,813,492
CAE Inc.	522,879	11,017,382

		19,830,874

Auto Components — 1.3%
Magna International Inc.	660,431	34,821,814

Banks — 28.0%
Bank of Montreal	1,237,543	96,428,749
Bank of Nova Scotia (The)	2,262,876	125,669,514
Canadian Imperial Bank of Commerce	842,382	71,400,989
National Bank of Canada	657,389	30,992,622
Royal Bank of Canada	2,763,712	215,829,749
Toronto-Dominion Bank (The)	3,524,218	201,926,720

		742,248,343

Capital Markets — 3.2%
Brookfield Asset Management Inc., Class A	1,612,399	72,772,207
CI Financial Corp.	532,098	7,514,824
IGM Financial Inc.	167,510	4,372,812

		84,659,843

Chemicals — 2.8%
Methanex Corp.	130,717	7,351,715
Nutrien Ltd.	1,237,265	67,293,312

		74,645,027

Construction & Engineering — 0.8%
SNC-Lavalin Group Inc.	340,765	9,405,321
WSP Global Inc.	201,696	10,672,888

		20,078,209

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	288,107	11,760,541

Diversified Financial Services — 0.4%
Onex Corp.	167,701	10,078,614

Diversified Telecommunication Services — 1.0%
BCE Inc.	297,007	13,197,304
TELUS Corp.	380,465	13,808,829

		27,006,133

Electric Utilities — 1.6%
Emera Inc.	114,634	4,075,295
Fortis Inc./Canada	810,876	29,214,933
Hydro One Ltd.(b)	635,333	9,961,751

		43,251,979

Equity Real Estate Investment Trusts (REITs) — 0.5%
H&R Real Estate Investment Trust	280,533	4,837,437
RioCan REIT	307,313	5,866,248
SmartCentres Real Estate Investment Trust	131,954	3,382,511

		14,086,196

Food & Staples Retailing — 3.8%
Alimentation Couche-Tard Inc., Class B	830,849	46,791,245
Empire Co. Ltd., Class A, NVS	339,440	7,879,029
George Weston Ltd.	149,360	10,637,789
Loblaw Companies Ltd.	370,776	18,451,525
Metro Inc.	470,264	17,660,788

		101,420,376

Food Products — 0.6%
Saputo Inc.	449,388	14,634,967

Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	519,872	$6,978,995

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International Inc.	446,321	28,202,607
Stars Group Inc. (The)(a)(c)	197,192	3,285,036

		31,487,643

Insurance — 7.7%
Fairfax Financial Holdings Ltd.	53,701	26,566,296
Great-West Lifeco Inc.	573,104	13,167,902
IA Financial Corp. Inc.(a)	208,327	7,986,659
Intact Financial Corp.	268,583	22,432,901
Manulife Financial Corp.	3,807,009	64,288,444
Power Corp. of Canada	682,507	14,557,040
Power Financial Corp.	485,531	10,827,673
Sun Life Financial Inc.	1,174,868	44,443,374

		204,270,289

IT Services — 2.5%
CGI Inc.(a) .	491,137	32,902,823
Shopify Inc., Class A(a)(c)	168,774	31,945,317

		64,848,140

Media — 0.7%
Shaw Communications Inc., Class B, NVS	875,783	18,047,647

Metals & Mining — 6.8%
Agnico Eagle Mines Ltd.	450,037	19,125,718
Barrick Gold Corp.	3,358,864	42,336,479
First Quantum Minerals Ltd.	1,338,041	15,331,085
Franco-Nevada Corp.	357,628	26,921,215
Goldcorp Inc.	1,673,870	17,666,509
Kinross Gold Corp.(a)	2,428,568	8,095,227
Lundin Mining Corp.	1,291,044	6,548,348
Teck Resources Ltd., Class B	990,928	22,188,661
Turquoise Hill Resources Ltd.(a)	1,982,060	3,416,307
Wheaton Precious Metals Corp.	855,010	18,580,399

		180,209,948

Multi-Utilities — 0.4%
Atco Ltd./Canada, Class I, NVS	151,339	5,089,449
Canadian Utilities Ltd., Class A, NVS	254,491	6,761,306

		11,850,755

Multiline Retail — 1.1%
Canadian Tire Corp. Ltd., Class A, NVS	121,543	13,400,185
Dollarama Inc.	601,574	16,270,361

		29,670,546

Oil, Gas & Consumable Fuels — 20.2%
ARC Resources Ltd.	703,742	5,311,463
Cameco Corp.	771,596	8,946,295
Canadian Natural Resources Ltd.	2,338,043	66,359,945
Cenovus Energy Inc.	2,018,655	18,485,178
Enbridge Inc.	3,452,188	127,602,515
Encana Corp.	2,935,777	21,533,490
Husky Energy Inc.	689,597	7,660,444
Imperial Oil Ltd.	563,252	15,238,169
Inter Pipeline Ltd.	742,217	11,925,066
Keyera Corp.	401,646	9,853,593
Pembina Pipeline Corp.	966,862	35,356,168
PrairieSky Royalty Ltd.	419,450	6,105,434
Seven Generations Energy Ltd., Class A(a)	533,790	3,899,058
Suncor Energy Inc.	3,102,223	106,846,496
Tourmaline Oil Corp.	506,215	7,675,864

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada Corp.	1,690,455	$75,537,796
Vermilion Energy Inc.	284,287	7,265,832

		535,602,806

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	118,646	5,835,005

Pharmaceuticals — 1.2%
Aurora Cannabis Inc.(a)(c)	591,594	4,456,046
Bausch Health Companies Inc.(a)	605,950	14,382,686
Canopy Growth Corp.(a)(c)	251,553	11,914,864

		30,753,596

Professional Services — 0.8%
Thomson Reuters Corp.	394,256	21,422,141

Real Estate Management & Development — 0.2%
First Capital Realty Inc.	332,524	5,408,249

Road & Rail — 6.6%
Canadian National Railway Co.	1,370,136	117,475,898
Canadian Pacific Railway Ltd.	277,129	57,218,616

		174,694,514

Software — 2.3%
BlackBerry Ltd.(a)	997,688	8,666,325
Constellation Software Inc./Canada	38,805	33,110,359
Open Text Corp.	513,257	19,439,073

		61,215,757

Textiles, Apparel & Luxury Goods — 0.6%
Gildan Activewear Inc.	425,784	15,214,423

Trading Companies & Distributors — 0.2%
Finning International Inc.	328,663	6,121,567

Security	Shares	Value

Wireless Telecommunication Services — 1.5%
Rogers Communications Inc., Class B, NVS	696,450	$38,450,174

Total Common Stocks — 99.7% (Cost: $3,114,137,839)		2,640,605,111

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	40,196,185	40,212,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	1,384,636	1,384,636

		41,596,899

Total Short-Term Investments — 1.5% (Cost: $41,589,187)		41,596,899

Total Investments in Securities — 101.2% (Cost: $3,155,727,026)		2,682,202,010

Other Assets, Less Liabilities — (1.2)%		(32,914,482)

Net Assets — 100.0%		$2,649,287,528

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,326,671	26,869,514	40,196,185	$40,212,263	$334,564	(b)	$(2,418)	$6,308
BlackRock Cash Funds: Treasury, SL Agency Shares	840,722	543,914	1,384,636	1,384,636	22,040		—	—

				$41,596,899	$356,604		$(2,418)	$6,308

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	53	03/14/19	$7,665	$400,683

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$400,683

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(617,089)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$388,785

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,028,165

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,640,605,111	$—	$—	$2,640,605,111
Money Market Funds	41,596,899	—	—	41,596,899

	$2,682,202,010	$—	$—	$2,682,202,010

Derivative financial instruments(a)
Assets
Futures Contracts	$400,683	$—	$—	$400,683

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	413,600	$12,112,253
Yamato Holdings Co. Ltd.	1,490,600	38,818,266

		50,930,519

Airlines — 0.3%
ANA Holdings Inc.	572,400	21,246,468
Japan Airlines Co. Ltd.	572,400	20,901,958

		42,148,426

Auto Components — 2.7%
Aisin Seiki Co. Ltd.	769,000	30,015,316
Bridgestone Corp.	2,888,700	113,996,219
Denso Corp.	2,098,800	90,158,656
Koito Manufacturing Co. Ltd.	520,400	30,105,785
NGK Spark Plug Co. Ltd.	758,300	16,116,940
Stanley Electric Co. Ltd.	573,400	16,482,932
Sumitomo Electric Industries Ltd.	3,434,400	47,789,127
Sumitomo Rubber Industries Ltd.	765,100	9,835,233
Toyoda Gosei Co. Ltd.	348,100	7,886,348
Toyota Industries Corp.	763,200	39,147,251
Yokohama Rubber Co. Ltd. (The)	572,400	11,677,330

		413,211,137

Automobiles — 7.9%
Honda Motor Co. Ltd.	7,632,000	216,166,870
Isuzu Motors Ltd.	2,480,400	35,550,469
Mazda Motor Corp.	2,666,800	31,322,682
Mitsubishi Motors Corp.	3,017,700	16,942,710
Nissan Motor Co. Ltd.	10,862,200	93,907,485
Subaru Corp.	2,928,100	74,346,700
Suzuki Motor Corp.	1,639,900	83,983,740
Toyota Motor Corp.	10,735,200	645,828,552
Yamaha Motor Co. Ltd.	1,331,800	27,002,090

		1,225,051,298

Banks — 6.1%
Aozora Bank Ltd.	572,400	16,505,605
Bank of Kyoto Ltd. (The)	262,100	11,737,051
Chiba Bank Ltd. (The)	2,864,400	17,394,308
Concordia Financial Group Ltd.	5,151,600	20,871,107
Fukuoka Financial Group Inc.	729,500	15,780,057
Japan Post Bank Co. Ltd.	1,718,200	19,185,435
Mebuki Financial Group Inc.	3,625,280	9,802,455
Mitsubishi UFJ Financial Group Inc.	55,332,180	286,651,709
Mizuho Financial Group Inc.	112,953,780	177,771,310
Resona Holdings Inc.	9,541,000	43,136,771
Seven Bank Ltd.	2,657,600	7,758,893
Shinsei Bank Ltd.	755,500	10,376,927
Shizuoka Bank Ltd. (The)	2,077,000	16,400,314
Sumitomo Mitsui Financial Group Inc.	6,296,400	222,964,506
Sumitomo Mitsui Trust Holdings Inc.	1,555,232	58,942,902
Yamaguchi Financial Group Inc.	839,400	7,826,960

		943,106,310

Beverages — 1.3%
Asahi Group Holdings Ltd.	1,717,200	74,151,818
Coca-Cola Bottlers Japan Holdings Inc.	629,500	16,218,164
Kirin Holdings Co. Ltd.	3,939,300	88,078,672
Suntory Beverage & Food Ltd.	638,700	28,171,191

		206,619,845

Building Products — 1.3%
AGC Inc./Japan	917,400	31,810,672

Security	Shares	Value

Building Products (continued)
Daikin Industries Ltd.	1,179,500	$128,100,566
LIXIL Group Corp.	1,286,200	17,435,104
TOTO Ltd.	674,300	25,531,571

		202,877,913

Capital Markets — 1.1%
Daiwa Securities Group Inc.	7,552,300	38,365,304
Japan Exchange Group Inc.	2,264,400	39,970,769
Nomura Holdings Inc.	16,245,200	62,838,512
SBI Holdings Inc./Japan	1,087,110	22,890,638

		164,065,223

Chemicals — 4.0%
Air Water Inc.	756,900	12,075,588
Asahi Kasei Corp.	5,842,900	63,719,732
Daicel Corp.	1,144,800	12,052,691
Hitachi Chemical Co. Ltd.	403,100	7,321,849
JSR Corp.	941,500	15,612,729
Kaneka Corp.	248,000	9,702,120
Kansai Paint Co. Ltd.	786,900	14,469,856
Kuraray Co. Ltd.	1,521,200	20,415,674
Mitsubishi Chemical Holdings Corp.	5,874,800	43,374,938
Mitsubishi Gas Chemical Co. Inc.	779,500	11,917,975
Mitsui Chemicals Inc.	844,500	20,581,463
Nippon Paint Holdings Co. Ltd.(a)	724,900	27,870,751
Nissan Chemical Corp.	582,900	29,427,758
Nitto Denko Corp.	779,600	41,613,216
Shin-Etsu Chemical Co. Ltd.	1,735,100	144,503,343
Showa Denko KK	637,100	23,722,417
Sumitomo Chemical Co. Ltd.	6,679,000	33,119,008
Taiyo Nippon Sanso Corp.	583,000	8,238,044
Teijin Ltd.	732,400	12,283,424
Toray Industries Inc.	6,487,200	45,192,451
Tosoh Corp.	1,285,400	18,971,543

		616,186,570

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	1,159,400	26,849,921
Park24 Co. Ltd.	572,400	13,749,529
Secom Co. Ltd.	963,100	83,228,728
Sohgo Security Services Co. Ltd.	381,600	16,488,466
Toppan Printing Co. Ltd.	1,194,100	19,007,772

		159,324,416

Construction & Engineering — 0.9%
JGC Corp.	953,000	13,860,106
Kajima Corp.	2,100,400	31,094,675
Obayashi Corp.	3,050,100	29,728,337
Shimizu Corp.	2,480,400	21,791,513
Taisei Corp.	999,500	47,227,542

		143,702,173

Construction Materials — 0.1%
Taiheiyo Cement Corp.	572,400	19,565,056

Consumer Finance — 0.2%
Acom Co. Ltd.	1,529,600	5,235,157
AEON Financial Service Co. Ltd.	572,470	11,257,068
Credit Saison Co. Ltd.	764,400	11,096,572

		27,588,797

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	756,900	15,998,794

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	381,600	$10,369,565

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,889,000	9,621,479
ORIX Corp.	6,105,600	88,413,827
Tokyo Century Corp.	196,200	8,750,745

		106,786,051

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	2,972,800	128,210,679

Electric Utilities — 1.3%
Chubu Electric Power Co. Inc.	2,847,000	44,820,046
Chugoku Electric Power Co. Inc. (The)	1,331,800	17,311,486
Kansai Electric Power Co. Inc. (The)	3,384,700	50,639,758
Kyushu Electric Power Co. Inc.	1,710,600	20,345,261
Tohoku Electric Power Co. Inc.	2,081,600	27,300,898
Tokyo Electric Power Co. Holdings Inc.(b)	6,740,000	42,019,044

		202,436,493

Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	572,400	17,996,766
Mitsubishi Electric Corp.	8,315,500	104,130,498
Nidec Corp.	1,074,200	130,029,150

		252,156,414

Electronic Equipment, Instruments & Components — 5.6%
Alps Alpine Co. Ltd.	1,032,100	20,276,704
Hamamatsu Photonics KK	583,200	20,536,687
Hirose Electric Co. Ltd.	167,658	17,244,737
Hitachi High-Technologies Corp.	347,000	13,201,087
Hitachi Ltd.	4,581,200	137,246,694
Keyence Corp.	466,152	271,894,083
Kyocera Corp.	1,526,400	84,204,298
Murata Manufacturing Co. Ltd.	862,900	134,295,208
Nippon Electric Glass Co. Ltd.	385,700	10,429,006
Omron Corp.	954,000	41,178,315
Shimadzu Corp.	1,090,100	26,880,385
TDK Corp.	612,100	47,837,496
Yaskawa Electric Corp.	1,142,400	32,480,201
Yokogawa Electric Corp.	926,200	17,838,419

		875,543,320

Entertainment — 1.5%
DeNA Co. Ltd.	557,300	8,585,784
Konami Holdings Corp.	431,700	17,819,453
Nexon Co. Ltd.(b)	2,101,200	33,352,681
Nintendo Co. Ltd.	544,300	148,836,615
Toho Co. Ltd./Tokyo	572,400	20,464,894

		229,059,427

Equity Real Estate Investment Trusts (REITs) — 1.3%
Daiwa House REIT Investment Corp.	7,644	17,056,860
Japan Prime Realty Investment Corp.	3,816	14,980,165
Japan Real Estate Investment Corp.	6,036	34,973,230
Japan Retail Fund Investment Corp.	11,448	23,076,996
Nippon Building Fund Inc.	6,259	40,763,340
Nippon Prologis REIT Inc.	7,644	16,260,324
Nomura Real Estate Master Fund Inc.	19,068	26,138,850
United Urban Investment Corp.	13,247	20,539,276

		193,789,041

Food & Staples Retailing — 1.9%
Aeon Co. Ltd.	2,671,200	56,293,884
FamilyMart UNY Holdings Co. Ltd.	1,218,800	34,761,858

Security	Shares	Value

Food & Staples Retailing (continued)
Lawson Inc.	233,400	$14,152,443
Seven & i Holdings Co. Ltd.	3,625,280	159,379,449
Sundrug Co. Ltd.	365,700	11,202,273
Tsuruha Holdings Inc.	190,800	16,899,820
Welcia Holdings Co. Ltd.	202,500	7,185,367

		299,875,094

Food Products — 1.5%
Ajinomoto Co. Inc.	2,098,800	31,749,723
Calbee Inc.	382,600	10,602,956
Kikkoman Corp.	714,600	35,563,097
MEIJI Holdings Co. Ltd.	580,056	45,958,443
NH Foods Ltd.	442,700	16,165,788
Nisshin Seifun Group Inc.	763,275	16,373,524
Nissin Foods Holdings Co. Ltd.	281,500	19,547,206
Toyo Suisan Kaisha Ltd.	387,900	14,391,188
Yakult Honsha Co. Ltd.	572,400	38,410,241
Yamazaki Baking Co. Ltd.	575,000	9,845,041

		238,607,207

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,725,700	35,344,916
Toho Gas Co. Ltd.	381,600	17,345,455
Tokyo Gas Co. Ltd.	1,717,200	47,280,075

		99,970,446

Health Care Equipment & Supplies — 2.1%
Asahi Intecc Co. Ltd.	442,100	21,247,170
Hoya Corp.	1,835,100	112,179,802
Olympus Corp.	1,352,300	59,828,221
Sysmex Corp.	793,200	47,733,083
Terumo Corp.	1,470,600	90,096,047

		331,084,323

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	933,100	27,032,407
Medipal Holdings Corp.	764,400	17,825,929
Suzuken Co. Ltd./Aichi Japan	381,640	20,912,720

		65,771,056

Health Care Technology — 0.2%
M3 Inc.	1,836,500	30,454,357

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.	381,600	17,105,497
Oriental Land Co. Ltd./Japan(a)	954,000	104,809,738

		121,915,235

Household Durables — 3.4%
Casio Computer Co. Ltd.	753,600	10,228,976
Iida Group Holdings Co. Ltd.	745,780	13,626,631
Nikon Corp.	1,521,200	23,039,375
Panasonic Corp.	10,113,415	93,121,185
Rinnai Corp.	190,800	12,837,693
Sekisui Chemical Co. Ltd.	1,710,600	26,845,295
Sekisui House Ltd.	2,906,200	43,689,595
Sharp Corp./Japan	988,600	11,562,677
Sony Corp.	6,053,300	290,430,069

		525,381,496

Household Products — 0.7%
Lion Corp.	1,106,300	22,688,492
Pigeon Corp.	572,400	23,344,377
Unicharm Corp.	1,908,400	60,773,248

		106,806,117

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	741,700	$18,549,163

Industrial Conglomerates — 0.7%
Keihan Holdings Co. Ltd.	381,600	15,802,874
Toshiba Corp.	3,104,500	97,329,366

		113,132,240

Insurance — 3.2%
Dai-ichi Life Holdings Inc.	5,140,600	77,834,004
Japan Post Holdings Co. Ltd.	7,338,800	89,328,728
MS&AD Insurance Group Holdings Inc.	2,270,140	68,173,536
Sompo Holdings Inc.	1,526,450	57,001,910
Sony Financial Holdings Inc.	782,500	14,796,645
T&D Holdings Inc.	2,657,000	31,899,753
Tokio Marine Holdings Inc.	3,174,800	154,747,258

		493,781,834

Interactive Media & Services — 0.4%
Kakaku.com Inc.	575,000	11,058,884
LINE Corp.(a)(b)	357,100	13,184,342
Yahoo Japan Corp.	12,975,400	34,734,722

		58,977,948

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.(a)	4,006,800	31,530,334
ZOZO Inc.	959,000	18,056,630

		49,586,964

IT Services — 1.1%
Fujitsu Ltd.	954,000	64,351,294
Nomura Research Institute Ltd.	572,404	23,293,120
NTT Data Corp.	2,862,000	31,288,663
Obic Co. Ltd.	343,000	32,753,234
Otsuka Corp.	434,900	15,646,555

		167,332,866

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	954,098	40,625,445
Sankyo Co. Ltd.	190,800	7,027,309
Sega Sammy Holdings Inc.	775,000	9,022,637
Shimano Inc.	368,300	55,946,398
Yamaha Corp.	611,500	30,102,587

		142,724,376

Machinery — 5.1%
Amada Holdings Co. Ltd.	1,531,700	16,112,295
Daifuku Co. Ltd.	478,800	23,484,082
FANUC Corp.	930,200	154,086,310
Hino Motors Ltd.	1,146,400	10,535,099
Hitachi Construction Machinery Co. Ltd.	537,100	13,408,201
Hoshizaki Corp.	256,400	17,366,655
IHI Corp.	719,500	18,976,392
JTEKT Corp.	953,000	11,814,050
Kawasaki Heavy Industries Ltd.	715,100	18,372,134
Komatsu Ltd.	4,388,700	107,667,442
Kubota Corp.	4,538,300	61,254,004
Kurita Water Industries Ltd.	385,600	9,712,742
Makita Corp.	1,091,300	38,673,900
MINEBEA MITSUMI Inc.	1,717,200	27,550,478
MISUMI Group Inc.	1,331,800	32,313,976
Mitsubishi Heavy Industries Ltd.	1,470,000	59,832,645
Nabtesco Corp.	557,000	14,705,560
NGK Insulators Ltd.	1,142,400	17,435,659
NSK Ltd.	1,699,100	15,614,259
SMC Corp./Japan	275,600	95,935,142

Security	Shares	Value

Machinery (continued)
Sumitomo Heavy Industries Ltd.	557,400	$19,077,380
THK Co. Ltd.	572,400	14,068,329

		797,996,734

Marine — 0.2%
Mitsui OSK Lines Ltd.	563,300	13,207,088
Nippon Yusen KK	751,400	11,846,092

		25,053,180

Media — 0.5%
CyberAgent Inc.	485,600	15,115,020
Dentsu Inc.	1,022,400	42,707,150
Hakuhodo DY Holdings Inc.	954,000	14,628,800

		72,450,970

Metals & Mining — 1.2%
Hitachi Metals Ltd.	976,600	9,948,476
JFE Holdings Inc.	2,345,650	40,909,805
Kobe Steel Ltd.	1,494,600	11,828,446
Maruichi Steel Tube Ltd.	247,200	7,439,095
Mitsubishi Materials Corp.	535,100	14,709,001
Nippon Steel & Sumitomo Metal Corp.	3,859,470	69,461,446
Sumitomo Metal Mining Co. Ltd.	1,128,500	33,088,609

		187,384,878

Multiline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	1,534,960	15,250,321
J Front Retailing Co. Ltd.	1,129,500	12,510,542
Marui Group Co. Ltd.	763,200	13,430,729
Pan Pacific International Holdings Corp.(a)	572,400	34,142,436
Ryohin Keikaku Co. Ltd.	119,600	28,385,124
Takashimaya Co. Ltd.	706,000	9,291,143

		113,010,295

Oil, Gas & Consumable Fuels — 1.0%
Idemitsu Kosan Co. Ltd.	646,400	22,936,400
Inpex Corp.	4,896,800	47,639,547
JXTG Holdings Inc.	15,264,095	71,397,900
Showa Shell Sekiyu KK	918,500	13,779,150

		155,752,997

Paper & Forest Products — 0.2%
Oji Holdings Corp.	3,963,200	23,568,437

Personal Products — 2.3%
Kao Corp.	2,364,400	178,922,975
Kobayashi Pharmaceutical Co. Ltd.	222,600	17,956,773
Kose Corp.	148,000	23,957,600
Pola Orbis Holdings Inc.	409,500	11,495,576
Shiseido Co. Ltd.	1,814,200	119,751,541

		352,084,465

Pharmaceuticals — 6.5%
Astellas Pharma Inc.	8,587,050	132,562,392
Chugai Pharmaceutical Co. Ltd.	1,086,200	73,863,942
Daiichi Sankyo Co. Ltd.	2,694,069	100,846,079
Eisai Co. Ltd.	1,203,400	99,400,494
Hisamitsu Pharmaceutical Co. Inc.	258,000	12,747,036
Kyowa Hakko Kirin Co. Ltd.	1,172,600	22,394,427
Mitsubishi Tanabe Pharma Corp.	1,142,400	16,481,265
Ono Pharmaceutical Co. Ltd.	1,830,200	37,624,979
Otsuka Holdings Co. Ltd.	1,908,000	79,562,846
Santen Pharmaceutical Co. Ltd.	1,518,600	23,668,442
Shionogi & Co. Ltd.	1,335,600	85,376,658
Sumitomo Dainippon Pharma Co. Ltd.	764,400	18,862,799

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	190,800	$19,316,529
Takeda Pharmaceutical Co. Ltd.	7,059,600	283,411,358

		1,006,119,246

Professional Services — 1.0%
Persol Holdings Co. Ltd.	810,000	13,883,219
Recruit Holdings Co. Ltd.	5,151,600	144,107,819

		157,991,038

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	535,200	8,730,895
Daito Trust Construction Co. Ltd.	352,900	48,931,113
Daiwa House Industry Co. Ltd.	2,682,400	83,011,750
Hulic Co. Ltd.	1,331,800	12,238,874
Mitsubishi Estate Co. Ltd.	5,343,400	91,824,687
Mitsui Fudosan Co. Ltd.	4,227,000	100,150,130
Nomura Real Estate Holdings Inc.	575,000	10,893,595
Sumitomo Realty & Development Co. Ltd.	1,717,200	64,233,029
Tokyu Fudosan Holdings Corp.	2,739,200	15,133,022

		435,147,095

Road & Rail — 4.4%
Central Japan Railway Co.	686,500	154,018,483
East Japan Railway Co.	1,480,200	141,743,909
Hankyu Hanshin Holdings Inc.	1,130,200	41,016,960
Keikyu Corp.(a)	1,101,000	18,257,690
Keio Corp.	532,000	31,254,761
Keisei Electric Railway Co. Ltd.	590,500	20,157,204
Kintetsu Group Holdings Co. Ltd.	825,100	37,282,187
Kyushu Railway Co.	764,400	26,162,091
Nagoya Railroad Co. Ltd.	877,600	24,163,169
Nippon Express Co. Ltd.	381,600	22,521,667
Odakyu Electric Railway Co. Ltd.	1,331,800	31,117,605
Seibu Holdings Inc.	1,113,400	19,783,554
Tobu Railway Co. Ltd.	953,000	26,624,416
Tokyu Corp.	2,297,600	38,946,921
West Japan Railway Co.	763,200	57,527,948

		690,578,565

Semiconductors & Semiconductor Equipment — 1.2%
Disco Corp.	142,300	19,609,073
Renesas Electronics Corp.(b)	3,816,000	22,350,269
Rohm Co. Ltd.	440,800	27,837,082
SUMCO Corp.	1,123,700	14,263,278
Tokyo Electron Ltd.	763,252	103,874,127

		187,933,829

Software — 0.3%
Oracle Corp. Japan	190,800	14,243,155
Trend Micro Inc./Japan	572,400	28,229,213

		42,472,368

Specialty Retail — 1.6%
ABC-Mart Inc.	190,800	10,935,178
Fast Retailing Co. Ltd.	281,000	131,665,110
Hikari Tsushin Inc.	99,600	17,849,623
Nitori Holdings Co. Ltd.	381,600	47,597,161
Shimamura Co. Ltd.	108,100	9,137,810
USS Co. Ltd.	953,100	17,363,338
Yamada Denki Co. Ltd.(a)	2,654,800	12,830,420

		247,378,640

Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	954,000	17,439,723

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	4,579,250	$131,676,062
FUJIFILM Holdings Corp.	1,860,500	83,414,979
Konica Minolta Inc.	2,089,400	20,270,859
NEC Corp.	1,270,200	42,389,445
Ricoh Co. Ltd.	3,052,800	30,988,717
Seiko Epson Corp.	1,331,800	19,692,264

		345,872,049

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	764,400	10,176,435

Tobacco — 0.8%
Japan Tobacco Inc.	5,151,600	131,103,870

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	6,487,200	116,433,935
Marubeni Corp.	7,251,400	51,766,866
Mitsubishi Corp.	6,296,400	177,545,810
Mitsui & Co. Ltd.	7,822,800	122,977,902
MonotaRO Co. Ltd.(a)	574,400	13,549,896
Sumitomo Corp.	5,117,200	73,572,391
Toyota Tsusho Corp.	981,000	31,151,949

		586,998,749

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	190,800	7,575,782
Kamigumi Co. Ltd.	381,600	8,847,553

		16,423,335

Wireless Telecommunication Services — 5.2%
KDDI Corp.	8,205,400	198,169,403
NTT DOCOMO Inc.	6,105,600	142,136,744
Softbank Corp.(b)	7,872,000	98,293,927
SoftBank Group Corp.	3,935,900	363,466,152

		802,066,226

Total Common Stocks — 99.7% (Cost: $16,897,758,390)		15,480,241,590

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	31,785,538	31,798,253
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	8,014,536	8,014,536

		39,812,789

Total Short-Term Investments — 0.2% (Cost: $39,805,137)		39,812,789

Total Investments in Securities — 99.9% (Cost: $16,937,563,527)		15,520,054,379
Other Assets, Less Liabilities — 0.1%		11,347,565

Net Assets — 100.0%		$15,531,401,944

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	71,651,613	(39,866,075)	31,785,538	$31,798,253	$1,566,964	(b)	$21,130		$(10,183)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,517,877	1,496,659	8,014,536	8,014,536	116,957		—		—

				$39,812,789	$1,683,921		$21,130		$(10,183)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	323	03/07/19	$46,599	$1,300,486

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,300,486

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(16,223,271)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,773,028

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$79,940,938

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,480,241,590	$—	$—	$15,480,241,590
Money Market Funds	39,812,789	—	—	39,812,789

	$15,520,054,379	$—	$—	$15,520,054,379

Derivative financial instruments(a)
Assets
Futures Contracts	$1,300,486	$—	$—	$1,300,486

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	5,169,900	$4,424,164
Grupo Aeromexico SAB de CV(a)	2,439,443	2,635,723

		7,059,887

Banks — 14.2%
Banco del Bajio SA(b)	5,029,330	9,714,376
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	12,882,450	17,696,233
Grupo Financiero Banorte SAB de CV, Class O	16,234,061	88,333,215
Grupo Financiero Inbursa SAB de CV, Class O	16,096,092	24,023,582
Regional SAB de CV	1,753,500	9,121,689

		148,889,095

Beverages — 13.8%
Arca Continental SAB de CV	3,107,729	17,527,549
Coca-Cola Femsa SAB de CV, Series L, NVS	2,617,547	15,838,771
Fomento Economico Mexicano SAB de CV	12,188,210	110,619,918

		143,986,238

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	3,404,987	7,103,460

Chemicals — 1.7%
Mexichem SAB de CV	7,344,418	17,803,102

Construction Materials — 4.2%
Cemex SAB de CV, CPO(a)	87,336,529	42,876,121
Grupo Cementos de Chihuahua SAB de CV	192,100	1,046,656

		43,922,777

Consumer Finance — 1.1%
Credito Real SAB de CV SOFOM ER	2,277,774	2,280,191
Gentera SAB de CV	7,662,606	6,294,856
Unifin Financiera SAB de CV SOFOM ENR	1,267,748	2,950,034

		11,525,081

Diversified Telecommunication Services — 0.8%
Axtel SAB de CV, CPO(a)	11,530,677	1,663,520
Telesites SAB de CV(a)	10,439,346	6,479,372

		8,142,892

Equity Real Estate Investment Trusts (REITs) — 5.6%
Concentradora Fibra Danhos SA de CV	2,503,000	3,572,086
Concentradora Fibra Hotelera Mexicana SA de CV(b)	7,592,490	4,066,234
Fibra Uno Administracion SA de CV	21,128,800	29,254,258
Macquarie Mexico Real Estate Management SA de CV(b)	6,251,800	7,225,264
PLA Administradora Industrial S. de RL de CV	6,110,900	9,063,498
Prologis Property Mexico SA de CV	3,027,100	5,559,500

		58,740,840

Food & Staples Retailing — 9.0%
Grupo Comercial Chedraui SA de CV	2,840,400	5,561,536
La Comer SAB de CV(a)	4,202,255	4,416,069
Wal-Mart de Mexico SAB de CV	32,417,833	83,864,386

		93,841,991

Food Products — 4.7%
Gruma SAB de CV, Series B	1,501,635	16,274,456
Grupo Bimbo SAB de CV, Series A	11,393,604	22,604,445
Grupo Herdez SAB de CV	2,020,744	4,478,879
Industrias Bachoco SAB de CV, Series B	1,526,200	5,927,529

		49,285,309

Security	Shares	Value

Gas Utilities — 1.3%
Infraestructura Energetica Nova SAB de CV	3,612,500	$13,897,295

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV	3,765,666	9,538,477
Hoteles City Express SAB de CV(a)	3,499,100	3,991,282

		13,529,759

Household Durables — 0.2%
Consorcio ARA SAB de CV	9,291,519	2,521,836

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	10,756,754	17,388,724

Industrial Conglomerates — 3.4%
Alfa SAB de CV, Class A	20,424,051	23,265,096
Grupo Carso SAB de CV, Series A1	3,338,879	12,366,443

		35,631,539

Insurance — 0.4%
Qualitas Controladora SAB de CV	1,668,200	4,275,782

Machinery — 0.2%
Grupo Rotoplas SAB de CV	1,892,800	2,018,575

Media — 3.8%
Grupo Televisa SAB, CPO	14,490,847	33,953,141
Megacable Holdings SAB de CV, CPO	895,700	4,092,798
TV Azteca SAB de CV, CPO	15,645,339	1,883,655

		39,929,594

Metals & Mining — 6.7%
Grupo Mexico SAB de CV, Series B	20,260,986	50,774,565
Industrias CH SAB de CV, Series B(a)	1,304,983	5,732,036
Industrias Penoles SAB de CV	1,015,358	13,457,628

		69,964,229

Mortgage Real Estate Investment — 0.2%
Concentradora Hipotecaria SAPI de CV(c)	3,145,400	2,301,566

Multiline Retail — 0.9%
El Puerto de Liverpool SAB de CV, Series C1, NVS	1,436,865	9,015,849

Pharmaceuticals — 0.4%
Genomma Lab Internacional SAB de CV, Class B(a)	6,792,193	4,487,111

Real Estate Management & Development — 0.8%
Corp. Inmobiliaria Vesta SAB de CV	4,626,949	6,689,663
Grupo GICSA SA de CV(a)	5,594,566	1,802,962

		8,492,625

Transportation Infrastructure — 7.2%
Grupo Aeroportuario del Centro Norte SAB de CV	2,051,392	11,694,378
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,485,149	23,162,594
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,436,875	24,381,214
Promotora y Operadora de Infraestructura SAB de CV	1,628,710	16,047,437

		75,285,623

Wireless Telecommunication Services — 14.8%
America Movil SAB de CV, Series L, NVS	215,184,118	154,998,719

Total Common Stocks — 99.8% (Cost: $1,478,735,388)		1,044,039,498

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	181,348	181,420

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	167,152	$167,152

		348,572

Total Short-Term Investments — 0.0% (Cost: $348,505)		348,572

Total Investments in Securities — 99.8% (Cost: $1,479,083,893)		1,044,388,070

Other Assets, Less Liabilities — 0.2%		2,317,527

Net Assets — 100.0%		$1,046,705,597

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,322,257	(16,140,909)	181,348	$181,420	$78,871	(b)	$(977)	$(4,806)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,154	(567,002)	167,152	167,152	10,012		—	—

				$348,572	$88,883		$(977)	$(4,806)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MEX BOLSA Index	110	03/15/19	$2,454	$4,456

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$4,456

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Mexico ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(465,098)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$13,801

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,536,807

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,044,039,498	$—	$—	$1,044,039,498
Money Market Funds	348,572	—	—	348,572

	$1,044,388,070	$—	$—	$1,044,388,070

Derivative financial instruments(a)
Assets
Futures Contracts	$4,456	$—	$—	$4,456

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)	624,963	$20,448,687

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	165,840	20,569,645

Airlines — 0.3%
Korean Air Lines Co. Ltd.(a)	479,487	15,688,736

Auto Components — 2.8%
Hankook Tire Co. Ltd.	619,103	23,532,189
Hanon Systems	1,717,956	19,017,118
Hyundai Mobis Co. Ltd.	498,572	97,746,178

		140,295,485

Automobiles — 3.8%
Hyundai Motor Co.	1,116,201	125,544,080
Kia Motors Corp.	1,989,522	64,654,600

		190,198,680

Banks — 8.1%
BNK Financial Group Inc.	2,283,073	14,392,271
DGB Financial Group Inc.	1,619,714	12,212,301
Hana Financial Group Inc.	2,178,536	75,252,177
Industrial Bank of Korea	2,045,625	25,372,516
KB Financial Group Inc.	2,871,005	113,211,587
Shinhan Financial Group Co. Ltd.	3,095,627	120,142,366
Woori Financial Group Inc.(a)	3,585,971	47,188,024

		407,771,242

Biotechnology — 3.6%
Celltrion Inc.(a)(b)	597,585	108,656,648
Medy-Tox Inc.	36,681	17,807,261
SillaJen Inc.(a)(b)	449,646	29,704,541
ViroMed Co. Ltd.(a)	112,838	27,870,896

		184,039,346

Building Products — 0.3%
KCC Corp.	53,948	15,325,319

Capital Markets — 1.5%
Korea Investment Holdings Co. Ltd.(a)	342,208	19,625,158
Mirae Asset Daewoo Co. Ltd.	3,290,518	22,118,179
NH Investment & Securities Co. Ltd.(a)	1,282,763	14,884,020
Samsung Securities Co. Ltd.	566,147	17,441,979

		74,069,336

Chemicals — 4.0%
Hanwha Chemical Corp.	926,881	19,284,267
Kumho Petrochemical Co. Ltd.	167,547	14,256,467
LG Chem Ltd.	334,928	116,288,240
Lotte Chemical Corp.	132,445	37,565,533
OCI Co. Ltd.(a)	158,003	15,172,334

		202,566,841

Commercial Services & Supplies — 0.3%
S-1 Corp.	165,898	15,045,431

Construction & Engineering — 2.1%
Daelim Industrial Co. Ltd.	250,035	20,808,461
Daewoo Engineering & Construction Co. Ltd.(a)	1,917,061	8,607,769
GS Engineering & Construction Corp.	472,741	17,989,966
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	237,105	10,150,801
Hyundai Engineering & Construction Co. Ltd.	618,454	31,453,338

Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,351,077	$18,860,059

		107,870,394

Construction Materials — 0.2%
POSCO Chemtech Co. Ltd.(b)	202,743	12,420,194

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	320,102	9,691,005

Diversified Telecommunication Services — 0.4%
KT Corp.	205,716	5,203,717
LG Uplus Corp.	940,855	12,548,079

		17,751,796

Electric Utilities — 1.2%
Korea Electric Power Corp.(a)	1,930,832	59,828,839

Electronic Equipment, Instruments & Components — 3.4%
LG Display Co. Ltd.(a)	1,840,045	34,765,677
LG Innotek Co. Ltd.	131,483	12,625,735
Samsung Electro-Mechanics Co. Ltd.(b)	422,281	40,174,328
Samsung SDI Co. Ltd.	405,514	85,631,346

		173,197,086

Entertainment — 1.7%
NCSoft Corp.	134,905	55,295,816
Netmarble Corp.(a)(b)(c)	207,499	21,770,145
Pearl Abyss Corp.(a)(b)	58,642	9,390,437

		86,456,398

Food &Staples Retailing —1.0%
BGF retail Co. Ltd.	77,036	14,589,373
E-MART Inc.	164,137	26,268,925
GS Retail Co. Ltd.	293,285	10,091,695

		50,949,993

Food Products — 0.9%
CJ CheilJedang Corp.	72,640	20,796,728
Orion Corp./Republic of Korea	181,376	17,981,172
Ottogi Corp.	13,512	9,178,597

		47,956,497

Gas Utilities — 0.2%
Korea Gas Corp.	266,149	11,855,664

Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.(a)(b)	386,449	23,983,409

Hotels, Restaurants & Leisure — 0.5%
Kangwon Land Inc.(a)	986,158	27,093,698

Household Durables — 1.7%
Coway Co. Ltd.	422,342	35,523,743
LG Electronics Inc.	800,175	50,157,675

		85,681,418

Industrial Conglomerates — 4.1%
CJ Corp.	135,868	15,100,471
Hanwha Corp.	425,549	12,164,489
LG Corp.	726,624	48,454,521
Lotte Corp.	282,270	13,326,698
Samsung C&T Corp.	569,690	58,503,774
SK Holdings Co. Ltd.	239,191	57,952,830

		205,502,783

Insurance — 3.4%
DB Insurance Co. Ltd.	420,644	27,115,400
Hanwha Life Insurance Co. Ltd.	2,928,087	10,856,337

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	560,208	$18,778,200
Orange Life Insurance Ltd.(c)	332,772	10,562,781
Samsung Fire & Marine Insurance Co. Ltd.	232,658	62,368,976
Samsung Life Insurance Co. Ltd.	535,347	42,220,396

		171,902,090

Interactive Media & Services — 3.1%
Kakao Corp.	393,644	36,224,908
NAVER Corp.	1,013,779	119,883,175

		156,108,083

Internet & Direct Marketing Retail — 0.4%
CJ ENM Co. Ltd.	89,673	18,999,801

IT Services — 1.1%
Samsung SDS Co. Ltd.	266,302	54,576,875

Leisure Products — 0.4%
HLB Inc.(a)(b)	263,979	21,077,011

Life Sciences Tools & Services — 0.8%
Samsung Biologics Co. Ltd.(a)(c)	126,044	42,137,943

Machinery — 2.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	345,408	9,704,715
Doosan Bobcat Inc.	492,107	13,957,689
Hyundai Heavy Industries Co. Ltd.(a)	296,119	34,622,253
Hyundai Heavy Industries Holdings Co. Ltd.	80,433	25,816,941
Samsung Heavy Industries Co. Ltd.(a)	3,376,871	27,502,568

		111,604,166

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	2,594,668	9,977,718

Media — 0.3%
Cheil Worldwide Inc.	705,714	15,718,090

Metals & Mining — 3.7%
Hyundai Steel Co.	642,798	28,490,691
Korea Zinc Co. Ltd.(a)	70,181	28,485,486
POSCO	561,383	131,273,877

		188,250,054

Multiline Retail — 0.9%
Hyundai Department Store Co. Ltd.	138,197	11,894,256
Lotte Shopping Co. Ltd.	100,446	17,058,048
Shinsegae Inc.	62,995	15,990,995

		44,943,299

Oil, Gas & Consumable Fuels — 2.6%
GS Holdings Corp.	436,686	20,811,212
SK Innovation Co. Ltd.	476,115	79,585,329
S-Oil Corp.	356,478	31,695,385

		132,091,926

Personal Products — 2.7%
Amorepacific Corp.	239,713	42,627,011
AMOREPACIFIC Group	241,610	15,746,433
LG Household & Health Care Ltd.	68,730	76,142,598

		134,516,042

Pharmaceuticals — 1.2%
Celltrion Pharm Inc.(a)(b)	157,044	8,461,693
Hanmi Pharm Co. Ltd.	54,873	24,101,771
Hanmi Science Co. Ltd.(b)	154,999	11,204,249
Yuhan Corp.	83,924	19,438,252

		63,205,965

Security	Shares	Value

Road & Rail — 0.3%
CJ Logistics Corp.(a)	85,019	$14,362,594

Semiconductors & Semiconductor Equipment — 5.1%
SK Hynix Inc.	4,138,589	257,580,893

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	255,929	18,659,356

Technology Hardware, Storage & Peripherals — 21.7%
Samsung Electronics Co. Ltd.	27,379,355	1,097,900,694

Textiles, Apparel & Luxury Goods — 0.4%
Fila Korea Ltd.	395,688	19,560,997

Tobacco — 1.6%
KT&G Corp.	861,333	80,795,440

Trading Companies & Distributors — 0.2%
Posco Daewoo Corp.	549,066	9,251,179

Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	159,740	36,998,552

Total Common Stocks — 97.0% (Cost: $3,051,253,859)
		4,906,476,690

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co. Preference Shares, NVS	219,822	14,404,625
Series 2, Preference Shares, NVS	312,046	22,306,836

		36,711,461

Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	75,466	14,761,732

Industrial Conglomerates — .00%
CJ Corp., Preference Shares	17,539	421,048

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	92,172	9,137,706
LG Household & Health Care Ltd., Preference Shares, NVS	20,480	13,638,766

		22,776,472

Technology Hardware, Storage & Peripherals — .00%
Samsung Electronics Co. Ltd., Preference Shares, NVS	22,352	715,455

Total Preferred Stocks — 1.5% (Cost: $57,939,949)
		75,386,168

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	186,701,514	186,776,194

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	8,062,513	$8,062,513

		194,838,707

Total Short-Term Investments — 3.8% (Cost: $194,777,913)		194,838,707

Total Investments in Securities — 102.3% (Cost: $3,303,971,721)		5,176,701,565

Other Assets, Less Liabilities — (2.3)%		(116,991,839)

Net Assets — 100.0%		$5,059,709,726

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	289,663,819	(102,962,305)	186,701,514	$186,776,194	$4,207,317	(b)	$9,520		$667
BlackRock Cash Funds: Treasury, SL Agency Shares	3,563,166	4,499,347	8,062,513	8,062,513	97,946		—		—

				$194,838,707	$4,305,263		$9,520		$667

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI 200 Index	1,200	03/14/19	$75,714	$5,136,660

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$5,136,660

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Korea ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,062,674)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,128,687

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,271,852

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,906,476,690	$—	$—	$4,906,476,690
Preferred Stocks	74,965,120	421,048	—	75,386,168
Money Market Funds	194,838,707	—	—	194,838,707

	$5,176,280,517	$421,048	$—	$5,176,701,565

Derivative financial instruments(a)
Assets
Futures Contracts	$5,136,660	$—	$—	$5,136,660

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$1,214,532,751	$2,640,605,111	$15,480,241,590	$1,044,039,498
Affiliated(c)	2,888,198	41,596,899	39,812,789	348,572
Foreign currency, at value(d)	2,979,791	4,691,056	5,572,635	2,051,323
Foreign currency pledged:
Futures contracts(e)	601,176	367,502	936,606	228,340
Receivables:
Investments sold	1,027,137	6,674,180	21,511,255	1,478,313
Securities lending income — Affiliated	2,920	110,650	31,146	2,517
Variation margin on futures contracts	96,180	—	—	—
Capital shares sold	—	—	1,645,912	4,239,933
Dividends	10,627,850	3,943,033	27,577,534	772,372
Tax reclaims	—	—	366,512	—

Total assets	1,232,756,003	2,697,988,431	15,577,695,979	1,053,160,868

LIABILITIES
Collateral on securities loaned, at value	2,224,424	40,210,527	31,773,328	181,488
Payables:
Investments purchased	1,361,805	7,463,034	84	5,732,082
Variation margin on futures contracts	—	40,372	292,889	25,061
Capital shares redeemed	—	—	8,236,055	106,085
Investment advisory fees	463,125	986,970	5,991,679	410,555

Total liabilities	4,049,354	48,700,903	46,294,035	6,455,271

NET ASSETS	$1,228,706,649	$2,649,287,528	$15,531,401,944	$1,046,705,597

NET ASSETS CONSIST OF:
Paid-in capital	$1,727,406,941	$3,653,459,391	$17,754,743,144	$1,810,151,916
Accumulated loss	(498,700,292)	(1,004,171,863)	(2,223,341,200)	(763,446,319)

NET ASSETS	$1,228,706,649	$2,649,287,528	$15,531,401,944	$1,046,705,597

Shares outstanding	57,600,000	95,200,000	286,200,000	24,000,000

Net asset value	$21.33	$27.83	$54.27	$43.61

Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$2,110,601	$38,646,486	$27,245,530	$174,736
(b) Investments, at cost — Unaffiliated	$1,458,987,822	$3,114,137,839	$16,897,758,390	$1,478,735,388
(c) Investments, at cost — Affiliated	$2,887,315	$41,589,187	$39,805,137	$348,505
(d) Foreign currency, at cost	$2,985,715	$4,683,284	$5,562,868	$2,044,116
(e) Foreign currency collateral pledged, at cost	$603,548	$361,137	$948,639	$223,156

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

iShares MSCI South Korea ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,981,862,858
Affiliated(c)	194,838,707
Foreign currency, at value(d)	761
Foreign currency pledged:
Futures contracts(e)	5,324,962
Receivables:
Investments sold	26,955,394
Securities lending income — Affiliated	629,124
Variation margin on futures contracts	5,139,348
Dividends	61,139,842

Total assets	5,275,890,996

LIABILITIES
Collateral on securities loaned, at value	186,724,697
Payables:
Investments purchased	27,209,594
Investment advisory fees	2,226,474
Foreign taxes	20,505

Total liabilities	216,181,270

NET ASSETS	$5,059,709,726

NET ASSETS CONSIST OF:
Paid-in capital	$4,153,185,378
Accumulated earnings	906,524,348

NET ASSETS	$5,059,709,726

Shares outstanding	80,100,000

Net asset value	$63.17

Shares authorized	200 million

Par value	$0.001

(a) Securities loaned, at value	$176,962,653
(b) Investments, at cost — Unaffiliated	$3,109,193,808
(c) Investments, at cost — Affiliated	$194,777,913
(d) Foreign currency, at cost	$761
(e) Foreign currency collateral pledged, at cost	$5,509,139

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$33,769,598	$41,699,181	$179,097,926	$10,102,926
Dividends — Affiliated	16,217	22,040	116,957	10,012
Interest — Unaffiliated	112	2,688	—	6,597
Securities lending income — Affiliated — net	14,720	334,564	1,566,964	78,871
Foreign taxes withheld	(271,084)	(6,223,156)	(17,891,709)	(637,914)

Total investment income	33,529,563	35,835,317	162,890,138	9,560,492

EXPENSES
Investment advisory fees	2,935,040	6,519,859	39,613,969	2,576,529

Total expenses	2,935,040	6,519,859	39,613,969	2,576,529

Net investment income	30,594,523	29,315,458	123,276,169	6,983,963

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(32,936,541)	(74,376,071)	(208,584,381)	(9,725,527)
Investments — Affiliated	663	(2,418)	21,130	(977)
In-kind redemptions — Unaffiliated	6,193,337	22,016,610	505,540,633	(12,681,467)
Futures contracts	(1,080,414)	(617,089)	(16,223,271)	(465,098)
Foreign currency transactions	(268,831)	4,405	(978,173)	(299,158)

Net realized gain (loss)	(28,091,786)	(52,974,563)	279,775,938	(23,172,227)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(33,578,577)	(57,842,455)	(1,515,402,672)	(94,903,118)
Investments — Affiliated	(261)	6,308	(10,183)	(4,806)
Futures contracts	276,271	388,785	1,773,028	13,801
Foreign currency translations	56,015	15,312	(244,866)	250,647

Net change in unrealized appreciation (depreciation)	(33,246,552)	(57,432,050)	(1,513,884,693)	(94,643,476)

Net realized and unrealized loss	(61,338,338)	(110,406,613)	(1,234,108,755)	(117,815,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,743,815)	$(81,091,155)	$(1,110,832,586)	$(110,831,740)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$80,904,715
Dividends — Affiliated	97,946
Interest — Unaffiliated	748
Securities lending income — Affiliated — net	4,207,317
Foreign taxes withheld	(12,635,541)
Other foreign taxes	(20,722)

Total investment income	72,554,463

EXPENSES
Investment advisory fees	11,993,631

Total expenses	11,993,631

Net investment income	60,560,832

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(27,357,198)
Investments — Affiliated	9,520
Futures contracts	(1,062,674)
Foreign currency transactions	81,252

Net realized loss	(28,329,100)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(176,223,786)
Investments — Affiliated	667
Futures contracts	5,128,687
Foreign currency translations	(239,818)

Net change in unrealized appreciation (depreciation)	(171,334,250)

Net realized and unrealized loss	(199,663,350)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,102,518)

(a) Net of foreign capital gain tax of	$155,721

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,594,523	$64,332,341	$29,315,458	$59,726,961
Net realized gain (loss)	(28,091,786)	50,011,791	(52,974,563)	136,191,288
Net change in unrealized appreciation (depreciation)	(33,246,552)	(43,294,526)	(57,432,050)	(30,882,799)

Net increase (decrease) in net assets resulting from operations	(30,743,815)	71,049,606	(81,091,155)	165,035,450

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,797,886)	(70,243,817)	(40,528,818)	(62,114,985)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(59,521,814)	(403,947,951)	(223,719,461)	(236,213,205)

NET ASSETS(a)
Total decrease in net assets	(134,063,515)	(403,142,162)	(345,339,434)	(133,292,740)
Beginning of period	1,362,770,164	1,765,912,326	2,994,626,962	3,127,919,702

End of period	$1,228,706,649	$1,362,770,164	$2,649,287,528	$2,994,626,962

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$123,276,169	$282,498,661	$6,983,963	$20,797,009
Net realized gain (loss)	279,775,938	941,647,734	(23,172,227)	(73,800,013)
Net change in unrealized appreciation (depreciation)	(1,513,884,693)	60,627,778	(94,643,476)	(90,670,280)

Net increase (decrease) in net assets resulting from operations	(1,110,832,586)	1,284,774,173	(110,831,740)	(143,673,284)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(118,844,429)	(279,038,333)	(9,554,874)	(22,542,336)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(211,959,305)	(50,386,475)	(1,838,042)	14,504,278

NET ASSETS(a)
Total increase (decrease) in net assets	(1,441,636,320)	955,349,365	(122,224,656)	(151,711,342)
Beginning of period	16,973,038,264	16,017,688,899	1,168,930,253	1,320,641,595

End of period	$15,531,401,944	$16,973,038,264	$1,046,705,597	$1,168,930,253

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$60,560,832	$52,988,296
Net realized gain (loss)	(28,329,100)	37,400,518
Net change in unrealized appreciation (depreciation)	(171,334,250)	(23,002,777)

Net increase (decrease) in net assets resulting from operations	(139,102,518)	67,386,037

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,766,055)	(118,169,941)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,344,687,385	173,037,055

NET ASSETS(a)
Total increase in net assets	1,152,818,812	122,253,151
Beginning of period	3,906,890,914	3,784,637,763

End of period	$5,059,709,726	$3,906,890,914

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$22.56		$22.58	$20.30	$18.66	$27.15	$23.61

Net investment income(a)	0.53		0.90	0.84	0.84	1.23	1.10
Net realized and unrealized gain (loss)(b)	(1.02)		0.07	2.45	1.59	(8.49)	3.43

Net increase (decrease) from investment operations	(0.49)		0.97	3.29	2.43	(7.26)	4.53

Distributions
From net investment income	(0.74)		(0.99)	(1.01)	(0.79)	(1.23)	(0.99)

Total distributions	(0.74)		(0.99)	(1.01)	(0.79)	(1.23)	(0.99)

Net asset value, end of period	$21.33		$22.56	$22.58	$20.30	$18.66	$27.15

Total Return
Based on net asset value	(1.81	)%(c)	4.43%	16.70%	13.36%	(27.31)%	19.76%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	5.13	%(d)	3.95%	3.90%	4.41%	5.37%	4.28%

Supplemental Data
Net assets, end of period (000)	$1,228,707		$1,362,770	$1,765,912	$1,668,702	$1,228,063	$2,047,113

Portfolio turnover rate(e)	4	%(c)	3%	4%	7%	9%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$28.79		$27.83	$25.33	$24.02	$32.93	$27.34

Net investment income(a)	0.29		0.58	0.51	0.51	0.54	0.59
Net realized and unrealized gain (loss)(b)	(0.84)		0.97	2.47	1.29	(8.85)	5.62

Net increase (decrease) from investment operations	(0.55)		1.55	2.98	1.80	(8.31)	6.21

Distributions
From net investment income	(0.41)		(0.59)	(0.48)	(0.49)	(0.60)	(0.62)

Total distributions	(0.41)		(0.59)	(0.48)	(0.49)	(0.60)	(0.62)

Net asset value, end of period	$27.83		$28.79	$27.83	$25.33	$24.02	$32.93

Total Return
Based on net asset value	(1.72	)%(c)	5.61%	11.88%	7.73%	(25.48)%	23.00%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	2.21	%(d)	2.01%	1.93%	2.18%	1.92%	1.97%

Supplemental Data
Net assets, end of period (000)	$2,649,288		$2,994,627	$3,127,920	$3,097,794	$1,931,454	$3,786,906

Portfolio turnover rate(e)	4	%(c)	3%	6%	4%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$58.45		$54.57	$49.05	$48.61	$47.32	$43.87

Net investment income(b)	0.42		0.87	0.49	0.72	0.60	0.60
Net realized and unrealized gain (loss)(c)	(4.19)		3.87	5.96	0.44	1.22	3.53

Net increase (decrease) from investment operations	(3.77)		4.74	6.45	1.16	1.82	4.13

Distributions
From net investment income	(0.41)		(0.86)	(0.93)	(0.72)	(0.53)	(0.68)

Total distributions	(0.41)		(0.86)	(0.93)	(0.72)	(0.53)	(0.68)

Net asset value, end of period	$54.27		$58.45	$54.57	$49.05	$48.61	$47.32

Total Return
Based on net asset value	(6.43	)%(d)	8.67%	13.31%	2.44%	3.84%	9.39%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.53	%(e)	1.46%	1.45%	1.53%	1.20%	1.31%

Supplemental Data
Net assets, end of period (000)	$15,531,402		$16,973,038	$16,017,689	$14,015,180	$19,147,802	$14,729,189

Portfolio turnover rate(f)	3	%(d)	4%	4%	4%	2%	2%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$50.38		$56.68	$50.48	$52.70	$71.51	$61.93

Net investment income(a)	0.30		0.95	0.88	0.93	0.68	1.06
Net realized and unrealized gain (loss)(b)	(6.70)		(6.17)	6.10	(1.82)	(18.56)	9.61

Net increase (decrease) from investment operations	(6.40)		(5.22)	6.98	(0.89)	(17.88)	10.67

Distributions
From net investment income	(0.37)		(1.08)	(0.78)	(1.33)	(0.93)	(1.09)

Total distributions	(0.37)		(1.08)	(0.78)	(1.33)	(0.93)	(1.09)

Net asset value, end of period	$43.61		$50.38	$56.68	$50.48	$52.70	$71.51

Total Return
Based on net asset value	(12.65	)%(c)	(9.02)%	14.03%	(1.68)%	(25.10)%	17.42%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.33	%(d)	1.87%	1.79%	1.82%	1.10%	1.61%

Supplemental Data
Net assets, end of period (000)	$1,046,706		$1,168,930	$1,320,642	$1,317,518	$1,206,942	$3,275,152

Portfolio turnover rate(e)	1	%(c)	7%	8%	8%	13%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$67.65		$68.19		$56.89		$48.15		$66.42		$57.67

Net investment income(a)	0.91		0.94		0.64		0.56		0.46		0.25
Net realized and unrealized gain (loss)(b)	(4.60)		0.70		11.31		9.38		(18.07)		9.40

Net increase (decrease) from investment operations	(3.69)		1.64		11.95		9.94		(17.61)		9.65

Distributions
From net investment income	(0.79)		(2.18)		(0.65)		(1.20)		(0.66)		(0.90)

Total distributions	(0.79)		(2.18)		(0.65)		(1.20)		(0.66)		(0.90)

Net asset value, end of period	$63.17		$67.65		$68.19		$56.89		$48.15		$66.42

Total Return
Based on net asset value	(5.35	)%(c)	2.15%		21.28%		20.92%		(26.58)%		16.83%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%		0.62%		0.64%		0.62%		0.62%

Net investment income	2.98	%(d)	1.31%		1.05%		1.09%		0.81%		0.39%

Supplemental Data
Net assets, end of period (000)	$5,059,710		$3,906,891		$3,784,638		$3,452,970		$3,160,954		$4,891,619

Portfolio turnover rate(e)	2	%(c)(f)	18	%(f)	16	%(f)	22	%(f)	24	%(f)	13	%(f)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(f) Portfolio turnover rate excluding cash creations was as follows:	2%		11%		6%		10%		10%		10%

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Australia
JPMorgan Securities LLC	$1,505,958	$1,505,958		$—	$—
Macquarie Bank Limited	604,643	604,643		—	—

	$2,110,601	$2,110,601		$—	$—

MSCI Canada
BNP Paribas Securities Corp.	$3,847,335	$3,847,335		$—	$—
Credit Suisse Securities (USA) LLC	158,330	158,330		—	—
Goldman Sachs & Co.	2,622,849	2,622,849		—	—
JPMorgan Securities LLC	10,405,027	10,405,027		—	—
Morgan Stanley & Co. LLC	161,401	161,401		—	—
State Street Bank & Trust Company	12,288,379	12,288,379		—	—
UBS AG	2,822,869	2,822,869		—	—
Wells Fargo Securities LLC	6,340,296	6,340,296		—	—

	$38,646,486	$38,646,486		$—	$—

MSCI Japan
Barclays Capital Inc.	$1,846,029	$1,846,029		$—	$—
Credit Suisse Securities (USA) LLC	2,326,985	2,326,985		—	—
Goldman Sachs & Co.	9,090,763	9,090,763		—	—
Jefferies LLC	369,206	369,206		—	—
JPMorgan Securities LLC	49,436	49,436		—	—
Macquarie Bank Limited	203,063	203,063		—	—
Morgan Stanley & Co. LLC	4,059,659	4,059,659		—	—
State Street Bank & Trust Company	3,027,488	3,027,488		—	—
UBS AG	738,412	738,412		—	—
Wells Fargo Securities LLC	5,534,489	5,534,489		—	—

	$27,245,530	$27,245,530		$—	$—

MSCI Mexico
Deutsche Bank Securities Inc.	$174,736	$174,736		$—	$—

MSCI South Korea
Citigroup Global Markets Inc.	$41,908,318	$41,908,318		$—	$—
Credit Suisse Securities (USA) LLC	7,268,838	7,268,838		—	—
Goldman Sachs & Co.	88,033,495	88,033,495		—	—
Jefferies LLC	262,292	262,292		—	—
Macquarie Bank Limited	811,139	811,139		—	—
Morgan Stanley & Co. LLC	38,678,571	38,678,571		—	—

	$176,962,653	$176,962,653		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Australia	$3,726
MSCI Canada	72,919
MSCI Japan	328,570
MSCI Mexico	16,947
MSCI South Korea	837,865

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$2,867,047	$3,152,007
MSCI Japan	6,316,752	41,958,385

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$48,826,568	$63,769,538
MSCI Canada	96,658,868	100,541,964
MSCI Japan	515,856,970	449,547,961
MSCI Mexico	19,877,043	12,846,751
MSCI South Korea	1,365,563,338	74,136,410

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$129,689,221	$187,109,223
MSCI Canada	126,252,996	347,630,077
MSCI Japan	3,423,861,634	3,721,453,626
MSCI Mexico	926,883,381	936,293,824

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Australia	$169,154,600	$12,127,364	$181,281,964
MSCI Canada	408,551,036	14,903,919	423,454,955
MSCI Japan	768,834,306	139,228,194	908,062,500
MSCI Mexico	248,780,167	22,863,665	271,643,832
MSCI South Korea	328,092,540	78,503,704	406,596,244

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,508,876,269	$66,594,293	$(357,592,907)	$(290,998,614)
MSCI Canada	3,208,747,923	172,274,535	(698,419,765)	(526,145,230)
MSCI Japan	17,134,800,478	804,850,236	(2,418,295,849)	(1,613,445,613)
MSCI Mexico	1,516,182,228	5,776,414	(477,566,116)	(471,789,702)
MSCI South Korea	3,866,321,054	1,960,485,628	(644,968,457)	1,315,517,171

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount

MSCI Australia
Shares sold	6,400,000	$130,440,646	8,600,000	$194,963,106
Shares redeemed	(9,200,000)	(189,962,460)	(26,400,000)	(598,911,057)

Net decrease	(2,800,000)	$(59,521,814)	(17,800,000)	$(403,947,951)

MSCI Canada
Shares sold	4,600,000	$127,122,023	35,900,000	$1,032,578,219
Shares redeemed	(13,400,000)	(350,841,484)	(44,300,000)	(1,268,791,424)

Net decrease	(8,800,000)	$(223,719,461)	(8,400,000)	$(236,213,205)

MSCI Japan
Shares sold	68,250,000	$3,734,304,291	99,600,000	$6,015,335,010
Shares redeemed	(72,450,000)	(3,946,263,596)	(102,750,000)	(6,065,721,485)

Net decrease	(4,200,000)	$(211,959,305)	(3,150,000)	$(50,386,475)

MSCI Mexico
Shares sold	22,000,000	$938,736,358	33,200,000	$1,674,175,777
Shares redeemed	(21,200,000)	(940,574,400)	(33,300,000)	(1,659,671,499)

Net increase(decrease)	800,000	$(1,838,042)	(100,000)	$14,504,278

MSCI South Korea
Shares sold	22,350,000	$1,344,687,385	6,850,000	$492,531,534
Shares redeemed	—	—	(4,600,000)	(319,494,479)

Net increase	22,350,000	$1,344,687,385	2,250,000	$173,037,055

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Australia	$70,243,817
MSCI Canada	62,114,985
MSCI Japan	279,038,333
MSCI Mexico	22,542,336
MSCI South Korea	118,169,941

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Australia	$5,589,658
MSCI Canada	4,969,296
MSCI Japan	(13,175,500)
MSCI Mexico	5,242,328
MSCI South Korea	(104,898,504)

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T

      For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Adaptive Currency Hedged MSCI Eurozone ETF | DEZU | Cboe BZX

▶	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca

▶	iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ

▶	iShares Currency Hedged MSCI Italy ETF | HEWI | NYSE Arca

▶	iShares Currency Hedged MSCI Spain ETF | HEWP | NYSE Arca

▶	iShares Currency Hedged MSCI Switzerland ETF | HEWL | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® Adaptive Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Adaptive Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EMU Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.76)%	(2.51)%	6.92%	(2.51)%	23.47%
Fund Market	(2.82)	(2.60)	6.93	(2.60)	23.50
Index	(2.73)	(3.06)	7.18	(3.06)	24.46

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 972.40	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	18.1%
Industrials	14.7
Consumer Discretionary	13.2
Consumer Staples	10.5
Information Technology	9.0
Health Care	7.5
Materials	7.3
Energy	6.0
Utilities	6.0
Communication Services	5.6
Real Estate	2.1

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
France	34.9%
Germany	27.4
Netherlands	11.4
Spain	9.6
Italy	7.1
Finland	3.3
Belgium	3.1
Ireland	1.7
Austria	0.8
Portugal	0.5

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year		Since Inception	1 Year		Since Inception
Fund NAV	(2.46)%	0.37%		5.77%	0.37%		29.75%
Fund Market	(2.53)	0.40		5.75	0.40		29.65
Index	(2.28)	0.00	(a)	6.17	0.00	(a)	32.07

(a)	Rounds to less than 0.01%.

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 975.40	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	18.1%
Industrials	14.7
Consumer Discretionary	13.2
Consumer Staples	10.5
Information Technology	9.0
Health Care	7.5
Materials	7.3
Energy	6.0
Utilities	6.0
Communication Services	5.6
Real Estate	2.1

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
France	34.9%
Germany	27.4
Netherlands	11.4
Spain	9.6
Italy	7.1
Finland	3.3
Belgium	3.1
Ireland	1.7
Austria	0.8
Portugal	0.5

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Germany ETF

Investment Objective

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.26)%	(4.79)%	4.11%	4.88%	(4.79)%	22.29%	27.35%
Fund Market	(6.33)	(4.83)	4.07	4.87	(4.83)	22.09	27.29
Index	(6.35)	(5.18)	4.33	5.12	(5.18)	23.59	28.88

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 937.40	$ 0.19		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	18.0%
Financials	15.9
Industrials	13.3
Health Care	12.5
Information Technology	12.3
Materials	10.3
Communication Services	6.2
Utilities	4.1
Real Estate	4.0
Consumer Staples	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
SAP SE	8.9%
Allianz SE	8.0
Siemens AG	7.0
Bayer AG	6.3
BASF SE	5.9
Deutsche Telekom AG	4.6
Daimler AG	4.6
adidas AG	3.7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.0
Volkswagen AG	2.7

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Italy ETF

Investment Objective

The iShares Currency Hedged MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Italian equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Italy 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Italy ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.53%	(0.83)%	2.15%	(0.83)%	8.11%
Fund Market	5.39	(0.84)	2.10	(0.84)	7.94
Index	5.51	(1.55)	1.83	(1.55)	6.90

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 1,055.30	$ 0.00		$1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	29.8%
Energy	19.4
Utilities	17.8
Consumer Discretionary	12.9
Industrials	11.8
Communication Services	4.2
Consumer Staples	2.3
Health Care	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Enel SpA	14.5%
Eni SpA	12.8
Intesa Sanpaolo SpA	10.5
UniCredit SpA	7.5
Assicurazioni Generali SpA	4.6
Ferrari NV	4.5
Fiat Chrysler Automobiles NV	4.4
Atlantia SpA	4.3
Snam SpA	4.1
CNH Industrial NV	4.0

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Spain ETF

Investment Objective

The iShares Currency Hedged MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Spanish equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Spain 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Spain ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.50%	1.59%	1.25%	1.59%	4.66%
Fund Market	3.36	1.44	1.22	1.44	4.56
Index	3.60	1.32	1.40	1.32	5.23

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 1,035.00	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	38.5%
Utilities	20.8
Industrials	13.5
Communication Services	8.5
Energy	7.0
Consumer Discretionary	4.7
Information Technology	4.3
Health Care	2.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Banco Santander SA	17.9%
Iberdrola SA	11.3
Banco Bilbao Vizcaya Argentaria SA	8.7
Telefonica SA	8.5
Industria de Diseno Textil SA	4.7
Repsol SA	4.5
Amadeus IT Group SA	4.3
CaixaBank SA	3.9
Ferrovial SA	3.9
ACS Actividades de Construccion y Servicios SA	3.9

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Switzerland ETF

Investment Objective

The iShares Currency Hedged MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Swiss equities while mitigating exposure to fluctuations between the value of the Swiss franc and the U.S. dollar, as represented by the MSCI Switzerland 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Switzerland ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.06%	10.60%	7.63%	10.60%	30.99%
Fund Market	3.94	10.51	7.63	10.51	30.98
Index	4.35	10.78	7.78	10.78	31.63

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 1,040.60	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	30.5%
Consumer Staples	22.0
Financials	20.4
Industrials	10.1
Materials	7.8
Consumer Discretionary	6.0
Communication Services	1.3
Information Technology	1.1
Real Estate	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nestle SA	19.5%
Novartis AG	12.8
Roche Holding AG	12.6
Zurich Insurance Group AG	4.5
UBS Group AG	4.4
Cie. Financiere Richemont SA	3.7
ABB Ltd.	3.4
Credit Suisse Group AG	3.0
Swiss Re AG	2.9
LafargeHolcim Ltd.	2.3

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2019	iShares® Adaptive Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Eurozone ETF(a)	69,094	$2,661,501

Total Investment Companies — 99.9% (Cost: $2,374,313)		2,661,501

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	1,331	1,331

Total Short-Term Investments — 0.1% (Cost: $1,331)		1,331

Total Investments in Securities — 100.0% (Cost: $2,375,644)		2,662,832

Other Assets, Less Liabilities — 0.0%		1,245

Net Assets — 100.0%		$2,664,077

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares	Shares		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	08/31/18	Purchased	Sold		02/28/19	02/28/19	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,025,692	—	(1,025,692	)(b)	—	$—	$325	(c)	$113	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,518	—	(187	)(b)	1,331	1,331	28		—	—
iShares MSCI Eurozone ETF	67,550	3,457	(1,913)		69,094	2,661,501	13,259		(10,503)	(170,363)

						$2,662,832	$13,612		$(10,390)	$(170,363)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,581,622	EUR	3,134,000	MS	03/04/19	$16,855
USD	1,322,810	EUR	1,159,000	MS	04/02/19	1,277

						18,132

EUR	3,134,000	USD	3,572,320	MS	03/04/19	(7,553)

	Net unrealized appreciation					$10,579

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Adaptive Currency Hedged MSCI Eurozone ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$18,132

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$7,553

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$100,644

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(14,018)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,152,418
Average amounts sold — in USD	$6,965,653

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$18,132	$7,553

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$18,132	$7,553
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$18,132	$7,553

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets	(b)

Morgan Stanley & Co. International PLC	$18,132	$(7,553)		$10,579

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities

Morgan Stanley & Co. International PLC	$7,553	$(7,553)		$—

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Adaptive Currency Hedged MSCI Eurozone ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,661,501	$—	$—	$2,661,501
Money Market Funds	1,331	—	—	1,331

	$2,662,832	$—	$—	$2,662,832

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$18,132	$—	$18,132
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,553)	—	(7,553)

	$—	$10,579	$—	$10,579

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Eurozone ETF(a)	26,231,183	$1,010,425,169

Total Investment Companies — 99.7% (Cost: $1,127,535,566)		1,010,425,169

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	1,481,368	1,481,368

Total Short-Term Investments — 0.2% (Cost: $1,481,368)		1,481,368

Total Investments in Securities — 99.9% (Cost: $1,129,016,934)		1,011,906,537

Other Assets, Less Liabilities — 0.1%		1,312,352

Net Assets — 100.0%		$1,013,218,889

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at		Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	08/31/18	Purchased		Sold	02/28/19	02/28/19	Income	Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,253,799	227,569	(b)	—	1,481,368	$1,481,368	$18,688	$—	$—
iShares MSCI Eurozone ETF	40,003,101	6,715,791		(20,487,709)	26,231,183	1,010,425,169	7,031,139	(60,354,493)	(81,912,864)

						$1,011,906,537	$7,049,827	$(60,354,493)	$(81,912,864)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	183,000	USD	207,476	BOA	03/04/19	$677
EUR	14,847,000	USD	16,835,039	DB	03/04/19	52,672
EUR	12,019,000	USD	13,575,244	UBS	03/04/19	95,760
USD	810,737,438	EUR	707,471,810	BBP	03/04/19	6,024,063
USD	72,933,519	EUR	63,414,000	BOA	03/04/19	803,304
USD	8,856,978	EUR	7,720,000	DB	03/04/19	75,869
USD	39,685,475	EUR	34,632,500	JPM	03/04/19	292,760
USD	188,466,049	EUR	164,912,070	MS	03/04/19	886,916
USD	871,243,741	EUR	762,168,310	DB	04/02/19	2,192,233
USD	35,352,804	EUR	30,972,000	JPM	04/02/19	37,424
USD	94,111,608	EUR	82,456,035	MS	04/02/19	92,294

						10,553,972

EUR	762,168,310	USD	869,137,870	DB	03/04/19	(2,209,996)
EUR	7,156,000	USD	8,219,488	JPM	03/04/19	(79,900)
EUR	164,912,070	USD	187,780,427	MS	03/04/19	(201,294)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,965,000	USD	6,865,724	NAB	03/04/19	$(80,838)
EUR	161,000	USD	183,138	SSB	03/04/19	(9)
EUR	10,739,000	USD	12,306,099	UBS	03/04/19	(91,030)
EUR	5,033,000	USD	5,740,573	JPM	04/02/19	(1,767)

						(2,664,834)

	Net unrealized appreciation					$7,889,138

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$10,553,972

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$2,664,834

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$52,660,842

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(1,779,268)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,600,946,351
Average amounts sold — in USD	$2,964,334,643

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$10,553,972	$2,664,834

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$10,553,972	$2,664,834
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$10,553,972	$2,664,834

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Eurozone ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received (b)	Assets	(c)(d)

Bank of America N.A.	$803,981	$—	$—	$803,981
Barclays Bank PLC Wholesale	6,024,063	—	—	6,024,063
Deutsche Bank AG London	2,320,774	(2,209,996)	—	110,778
JPMorgan Chase Bank N.A.	330,184	(81,667)	—	248,517
Morgan Stanley & Co. International PLC	979,210	(201,294)	(777,916)	—
UBS AG	95,760	(91,030)	—	4,730

	$10,553,972	$(2,583,987)	$(777,916)	$7,192,069

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Liabilities	(d)(e)

Deutsche Bank AG London	$2,209,996	$(2,209,996)	$—	$—
JPMorgan Chase Bank N.A.	81,667	(81,667)	—	—
Morgan Stanley & Co. International PLC	201,294	(201,294)	—	—
National Australia Bank Limited	80,838	—	—	80,838
State Street Bank and Trust Co.	9	—	—	9
UBS AG	91,030	(91,030)	—	—

	$2,664,834	$(2,583,987)	$—	$80,847

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,010,425,169	$—	$—	$1,010,425,169
Money Market Funds	1,481,368	—	—	1,481,368

	$1,011,906,537	$—	$—	$1,011,906,537

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$10,553,972	$—	$10,553,972
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,664,834)	—	(2,664,834)

	$—	$7,889,138	$—	$7,889,138

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Germany ETF(a)	7,804,178	$213,054,059

Total Investment Companies — 99.7% (Cost: $243,162,353)		213,054,059

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	89,255	89,255

Total Short-Term Investments — 0.0% (Cost: $89,255)		89,255

Total Investments in Securities — 99.7% (Cost: $243,251,608)		213,143,314

Other Assets, Less Liabilities — 0.3%		639,907

Net Assets — 100.0%		$213,783,221

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares	Shares		Shares Held at	Value at		Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	08/31/18	Purchased	Sold		02/28/19	02/28/19	Income	Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	217,433	—	(128,178	)(b)	89,255	$89,255	$446	$—	$—
iShares MSCI Germany ETF	10,830,959	2,573,324	(5,600,105)		7,804,178	213,054,059	—	(14,155,046)	(20,535,705)

						$213,143,314	$446	$(14,155,046)	$(20,535,705)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,000	USD	71,509	CITI	03/04/19	$150
EUR	5,658,000	USD	6,418,230	HSBC	03/04/19	17,458
EUR	4,519,000	USD	5,130,290	RBS	03/04/19	9,844
USD	15,207,997	EUR	13,223,000	BOA	03/04/19	167,504
USD	38,641,741	EUR	33,812,400	MS	03/04/19	181,847
USD	983,172	EUR	857,000	NAB	03/04/19	8,378
USD	168,633,458	EUR	147,155,200	SSB	03/04/19	1,251,866
USD	5,729,727	EUR	5,000,600	TDB	03/04/19	41,798
USD	168,199,091	EUR	147,140,800	BNP	04/02/19	423,900
USD	4,525,825	EUR	3,965,000	JPM	04/02/19	4,791
USD	19,295,976	EUR	16,906,200	MS	04/02/19	18,923
USD	9,015,070	EUR	7,906,000	RBS	04/02/19	366

						2,126,825

EUR	147,140,800	USD	167,791,879	BNP	03/04/19	(426,666)
EUR	4,382,000	USD	5,033,230	JPM	03/04/19	(48,927)

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	33,812,400	USD	38,501,165	MS	03/04/19	$(41,272)
EUR	3,308,000	USD	3,783,006	RBS	03/04/19	(20,323)
EUR	45,000	USD	51,188	SSB	03/04/19	(3)
EUR	1,120,000	USD	1,275,482	UBS	03/04/19	(1,538)
EUR	1,323,000	USD	1,509,005	RBS	04/02/19	(473)
USD	12,949,149	EUR	11,358,000	CITI	04/02/19	(1,648)

						(540,850)

	Net unrealized appreciation					$1,585,975

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$2,126,825

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$540,850

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$11,688,880

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(1,616,972)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$336,502,209
Average amounts sold — in USD	$610,042,599

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,126,825	$540,850

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,126,825	$540,850
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$2,126,825	$540,850

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Germany ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Assets	(b)

Bank of America N.A.	$167,504	$—	$167,504
BNP Paribas SA	423,900	(423,900)	—
Citibank N.A.	150	(150)	—
HSBC Bank PLC	17,458	—	17,458
JPMorgan Chase Bank N.A.	4,791	(4,791)	—
Morgan Stanley & Co. International PLC	200,770	(41,272)	159,498
National Australia Bank Limited	8,378	—	8,378
Royal Bank of Scotland PLC	10,210	(10,210)	—
State Street Bank and Trust Co.	1,251,866	(3)	1,251,863
Toronto Dominion Bank	41,798	—	41,798

	$2,126,825	$(480,326)	$1,646,499

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Liabilities	(c)

BNP Paribas SA	$426,666	$(423,900)	$2,766
Citibank N.A.	1,648	(150)	1,498
JPMorgan Chase Bank N.A.	48,927	(4,791)	44,136
Morgan Stanley & Co. International PLC	41,272	(41,272)	—
Royal Bank of Scotland PLC	20,796	(10,210)	10,586
State Street Bank and Trust Co.	3	(3)	—
UBS AG	1,538	—	1,538

	$540,850	$(480,326)	$60,524

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$213,054,059	$—	$—	$213,054,059
Money Market Funds	89,255	—	—	89,255

	$213,143,314	$—	$—	$213,143,314

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,126,825	$—	$2,126,825
Liabilities
Forward Foreign Currency Exchange Contracts	—	(540,850)	—	(540,850)

	$—	$1,585,975	$—	$1,585,975

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Italy ETF(a)(b)	60,074	$1,631,009

Total Investment Companies — 99.9% (Cost: $1,797,943)		1,631,009

Short-Term Investments

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	167,683	167,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	726	726

		168,476

Total Short-Term Investments — 10.3% (Cost: $168,476)		168,476

Total Investments in Securities — 110.2% (Cost: $1,966,419)		1,799,485

Other Assets, Less Liabilities — (10.2)%		(166,172)

Net Assets — 100.0%		$1,633,313

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares	Shares		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	08/31/18	Purchased	Sold		02/28/19	02/28/19	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	564,877	—	(397,194	)(b)	167,683	$167,750	$4,652	(c)	$(3)	$(40)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,482	—	(756	)(b)	726	726	15		—	—
iShares MSCI Italy ETF	87,201	5,573	(32,700)		60,074	1,631,009	28,603		(148,516)	75,700

						$1,799,485	$33,270		$(148,519)	$75,660

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,127,111	EUR	2,736,000	MS	03/04/19	$15,050
USD	1,619,588	EUR	1,419,000	MS	04/02/19	1,593

						16,643

EUR	2,736,000	USD	3,115,401	MS	03/04/19	(3,340)
EUR	3,000	USD	3,422	MS	04/02/19	(1)

						(3,341)

	Net unrealized appreciation					$13,302

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Italy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$16,643

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$3,341

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$83,849

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(8,879)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,441,689
Average amounts sold — in USD	$6,557,403

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$16,643	$3,341

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$16,643	$3,341
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$16,643	$3,341

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets	(b)

Morgan Stanley & Co. International PLC	$16,643	$(3,341)		$13,302

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities

Morgan Stanley & Co. International PLC	$3,341	$(3,341)		$—

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Italy ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,631,009	$—	$—	$1,631,009
Money Market Funds	168,476	—	—	168,476

	$1,799,485	$—	$—	$1,799,485

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$16,643	$—	$16,643
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,341)	—	(3,341)

	$—	$13,302	$—	$13,302

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Spain ETF(a)(b)	441,979	$12,852,749

Total Investment Companies — 99.8% (Cost: $14,675,710)		12,852,749

Short-Term Investments

Money Market Funds — 45.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	5,857,108	5,859,451
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	7,002	7,002

		5,866,453

Total Short-Term Investments — 45.6% (Cost: $5,865,799)		5,866,453

Total Investments in Securities — 145.4% (Cost: $20,541,509)		18,719,202

Other Assets, Less Liabilities — (45.4)%		(5,846,521)

Net Assets — 100.0%		$12,872,681

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,037,735	3,819,373	(b)	—		5,857,108	$5,859,451	$26,680	(c)	$(63)	$450
BlackRock Cash Funds: Treasury, SL Agency Shares	10,424	—		(3,422	)(b)	7,002	7,002	415		—	—
iShares MSCI Spain ETF	530,838	36,956		(125,815)		441,979	12,852,749	285,516		(548,789)	30,419

							$18,719,202	$312,611		$(548,852)	$30,869

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,215,921	EUR	22,062,000	MS	03/04/19	$121,513
USD	12,804,880	EUR	11,219,000	MS	04/02/19	12,576

						134,089

EUR	22,062,000	USD	25,121,338	MS	03/04/19	(26,929)
EUR	62,000	USD	70,716	MS	04/02/19	(22)

						(26,951)

	Net unrealized appreciation					$107,138

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Spain ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$134,089

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$26,951

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$575,061

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(38,169)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$30,238,211
Average amounts sold — in USD	$45,134,638

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$134,089	$26,951

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$134,089	$26,951
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$134,089	$26,951

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)
Morgan Stanley & Co. International PLC	$134,089	$(26,951)	$107,138

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$26,951	$(26,951)	$—

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Spain ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$12,852,749	$—	$—	$12,852,749
Money Market Funds	5,866,453	—	—	5,866,453

	$18,719,202	$—	$—	$18,719,202

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$134,089	$—	$134,089
Liabilities
Forward Foreign Currency Exchange Contracts	—	(26,951)	—	(26,951)

	$—	$107,138	$—	$107,138

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Switzerland ETF(a)(b)	194,013	$6,707,029

Total Investment Companies — 99.9% (Cost: $6,423,798)		6,707,029

Short-Term Investments

Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	1,448,683	1,449,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	2,695	2,695

		1,451,958

Total Short-Term Investments — 21.6% (Cost: $1,451,540)		1,451,958

Total Investments in Securities — 121.5% (Cost: $7,875,338)		8,158,987

Other Assets, Less Liabilities — (21.5)%		(1,443,801)

Net Assets — 100.0%		$6,715,186

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,448,683	(b)	—		1,448,683	$1,449,263	$1,361	(c)	$209	$418
BlackRock Cash Funds: Treasury, SL Agency Shares	2,839	—		(144	)(b)	2,695	2,695	76		—	—
iShares MSCI Switzerland ETF	154,079	48,403		(8,469)		194,013	6,707,029	—		(19,116)	84,147

							$8,158,987	$1,437		$(18,907)	$84,565

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,878,695	CHF	12,814,000	MS	03/04/19	$39,659
USD	6,773,469	CHF	6,738,000	MS	04/02/19	3,719

						43,378

CHF	12,814,000	USD	12,854,381	MS	03/04/19	(15,345)
CHF	53,000	USD	53,269	MS	04/02/19	(19)

						(15,364)

	Net unrealized appreciation					$28,014

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Switzerland ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$43,378

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$15,364

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$126,631

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$143,029

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,644,903
Average amounts sold — in USD	$17,412,114

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$43,378	$15,364

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$43,378	$15,364
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$43,378	$15,364

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)
Morgan Stanley & Co. International PLC	$43,378	$(15,364)		$28,014

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$15,364	$(15,364)		$—

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Switzerland ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$6,707,029	$—	$—	$6,707,029
Money Market Funds	1,451,958	—	—	1,451,958

	$8,158,987	$—	$—	$8,158,987

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$43,378	$—	$43,378
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15,364)	—	(15,364)

	$—	$28,014	$—	$28,014

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Italy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$2,662,832	$1,011,906,537	$213,143,314	$1,799,485
Receivables:
Securities lending income — Affiliated	85	—	—	357
Capital shares sold	—	—	192,739	—
Dividends	2	2,602	169	2
Unrealized appreciation on:
Forward foreign currency exchange contracts	18,132	10,553,972	2,126,825	16,643

Total assets	2,681,051	1,022,463,111	215,463,047	1,816,487

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts	—	1,030,000	—	—
Collateral on securities loaned, at value	—	—	—	167,750
Payables:
Investments purchased	9,361	5,526,168	1,132,890	12,083
Capital shares redeemed	—	4	—	—
Investment advisory fees	60	23,216	6,086	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	7,553	2,664,834	540,850	3,341

Total liabilities	16,974	9,244,222	1,679,826	183,174

NET ASSETS	$2,664,077	$1,013,218,889	$213,783,221	$1,633,313

NET ASSETS CONSIST OF:
Paid-in capital	$2,385,926	$1,221,707,312	$306,957,628	$2,388,312
Accumulated earnings (loss)	278,151	(208,488,423)	(93,174,407)	(754,999)

NET ASSETS	$2,664,077	$1,013,218,889	$213,783,221	$1,633,313

Shares outstanding	100,000	35,100,000	8,250,000	100,000

Net asset value	$26.64	$28.87	$25.91	$16.33

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$165,615
(b) Investments, at cost — Affiliated	$2,375,644	$1,129,016,934	$243,251,608	$1,966,419

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$18,719,202	$8,158,987
Receivables:
Securities lending income — Affiliated	3,333	621
Dividends	10	5
Unrealized appreciation on:
Forward foreign currency exchange contracts	134,089	43,378

Total assets	18,856,634	8,202,991

LIABILITIES
Collateral on securities loaned, at value	5,858,850	1,448,400
Payables:
Investments purchased	97,863	23,890
Investment advisory fees	289	151
Unrealized depreciation on:
Forward foreign currency exchange contracts	26,951	15,364

Total liabilities	5,983,953	1,487,805

NET ASSETS	$12,872,681	$6,715,186

NET ASSETS CONSIST OF:
Paid-in capital	$19,693,331	$6,429,855
Accumulated earnings (loss)	(6,820,650)	285,331

NET ASSETS	$12,872,681	$6,715,186

Shares outstanding	600,000	250,000

Net asset value	$21.45	$26.86

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$5,786,920	$1,410,456
(b) Investments, at cost — Affiliated	$20,541,509	$7,875,338

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Italy ETF

INVESTMENT INCOME
Dividends — Affiliated	$13,287	$7,049,827	$446	$28,618
Securities lending income — Affiliated — net	325	—	—	4,652

Total investment income	13,612	7,049,827	446	33,270

EXPENSES
Investment advisory fees	8,019	4,173,347	692,151	6,253

Total expenses	8,019	4,173,347	692,151	6,253

Less:
Investment advisory fees waived	(7,631)	(3,971,411)	(636,797)	(6,253)

Total expenses after fees waived	388	201,936	55,354	—

Net investment income (loss)	13,224	6,847,891	(54,908)	33,270

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(10,390)	(4,737,478)	(722,285)	(12,227)
In-kind redemptions — Affiliated	—	(55,617,015)	(13,432,761)	(136,292)
Forward foreign currency exchange contracts	100,644	52,660,842	11,688,880	83,849

Net realized gain (loss)	90,254	(7,693,651)	(2,466,166)	(64,670)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(170,363)	(81,912,864)	(20,535,705)	75,660
Forward foreign currency exchange contracts	(14,018)	(1,779,268)	(1,616,972)	(8,879)

Net change in unrealized appreciation (depreciation)	(184,381)	(83,692,132)	(22,152,677)	66,781

Net realized and unrealized gain (loss)	(94,127)	(91,385,783)	(24,618,843)	2,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(80,903)	$(84,537,892)	$(24,673,751)	$35,381

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — Affiliated	$285,931	$76
Securities lending income — Affiliated — net	26,680	1,361

Total investment income	312,611	1,437

EXPENSES
Investment advisory fees	44,918	17,033

Total expenses	44,918	17,033
Less:
Investment advisory fees waived	(42,744)	(16,209)

Total expenses after fees waived	2,174	824

Net investment income	310,437	613

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(114,589)	(18,907)
In-kind redemptions — Affiliated	(434,263)	—
Forward foreign currency exchange contracts	575,061	126,631

Net realized gain	26,209	107,724

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	30,869	84,565
Forward foreign currency exchange contracts	(38,169)	143,029

Net change in unrealized appreciation (depreciation)	(7,300)	227,594

Net realized and unrealized gain	18,909	335,318

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$329,346	$335,931

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares Adaptive Currency Hedged MSCI Eurozone ETF		iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,224	$81,406	$6,847,891	$47,460,966
Net realized gain (loss)	90,254	52,955	(7,693,651)	179,563,604
Net change in unrealized appreciation (depreciation)	(184,381)	(17,211)	(83,692,132)	(116,998,794)

Net increase (decrease) in net assets resulting from operations	(80,903)	117,150	(84,537,892)	110,025,776

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(58,644)	(81,282)	(6,896,783)	(47,537,786)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	—	(555,794,510)	(193,713,051)

NET ASSETS(a)
Total increase (decrease) in net assets	(139,547)	35,868	(647,229,185)	(131,225,061)
Beginning of period	2,803,624	2,767,756	1,660,448,074	1,791,673,135

End of period	$2,664,077	$2,803,624	$1,013,218,889	$1,660,448,074

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Italy ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(54,908)	$10,793,928	$33,270	$123,180
Net realized gain (loss)	(2,466,166)	58,942,887	(64,670)	810,046
Net change in unrealized appreciation (depreciation)	(22,152,677)	(23,207,180)	66,781	(850,366)

Net increase (decrease) in net assets resulting from operations	(24,673,751)	46,529,635	35,381	82,860

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(10,823,452)	(38,486)	(120,078)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(91,889,025)	(496,411,576)	(746,187)	(3,465,283)

NET ASSETS(a)
Total decrease in net assets	(116,562,776)	(460,705,393)	(749,292)	(3,502,501)
Beginning of period	330,345,997	791,051,390	2,382,605	5,885,106

End of period	$213,783,221	$330,345,997	$1,633,313	$2,382,605

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Spain ETF		iShares Currency Hedged MSCI Switzerland ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$310,437	$891,817	$613	$125,437
Net realized gain	26,209	9,280,725	107,724	438,831
Net change in unrealized appreciation (depreciation)	(7,300)	(10,855,047)	227,594	(105,353)

Net increase (decrease) in net assets resulting from operations	329,346	(682,505)	335,931	458,915

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(320,333)	(885,044)	(190,952)	(290,057)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,040,049)	(36,120,268)	1,214,499	(1,371,401)

NET ASSETS(a)
Total increase (decrease) in net assets	(3,031,036)	(37,687,817)	1,359,478	(1,202,543)
Beginning of period	15,903,717	53,591,534	5,355,708	6,558,251

End of period	$12,872,681	$15,903,717	$6,715,186	$5,355,708

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17		Period From 01/05/16 to 08/31/16	(a)

Net asset value, beginning of period	$28.04		$27.68	$23.06		$23.86

Net investment income(b)	0.13		0.81	0.57		0.56
Net realized and unrealized gain (loss)(c)	(0.94)		0.36	4.63		(0.80)

Net increase (decrease) from investment operations	(0.81)		1.17	5.20		(0.24)

Distributions
From net investment income	(0.13)		(0.81)	(0.58)		(0.56)
From net realized gain	(0.46)		—	—		—
Return of capital	—		—	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.59)		(0.81)	(0.58)		(0.56)

Net asset value, end of period	$26.64		$28.04	$27.68		$23.06

Total Return
Based on net asset value	(2.76	)%(e)	4.23%	22.75%		(0.75	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%		0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%		0.03	%(g)

Net investment income	1.02	%(g)	2.82%	2.28%		3.79	%(g)

Supplemental Data
Net assets, end of period (000)	$2,664		$2,804	$2,768		$2,306

Portfolio turnover rate(h)(i)	3	%(e)	7%	6%		4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Period From 07/09/14 to 08/31/14	(a)

Net asset value, beginning of period	$29.76		$28.83	$24.73		$25.90		$24.87		$25.14

Net investment income (loss)(b)	0.14		0.79	0.64		0.60		1.17		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.89)		1.03	4.07		(0.93)		0.65		(0.27)

Net increase (decrease) from investment operations	(0.75)		1.82	4.71		(0.33)		1.82		(0.27)

Distributions
From net investment income	(0.14)		(0.89)	(0.61)		(0.71)		(0.63)		—
From net realized gain	—		—	—		(0.13)		(0.16)		—
Return of capital	—		—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.14)		(0.89)	(0.61)		(0.84)		(0.79)		—

Net asset value, end of period	$28.87		$29.76	$28.83		$24.73		$25.90		$24.87

Total Return
Based on net asset value	(2.46	)%(e)	6.36%	19.13%		(1.02)%		7.27%		(1.11	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%		0.62%		0.62%		0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%		0.03%		0.03%		0.04	%(g)

Net investment income (loss)	1.02	%(g)	2.61%	2.32%		2.42%		4.15%		(0.04	)%(g)

Supplemental Data
Net assets, end of period (000)	$1,013,219		$1,660,448	$1,791,673		$1,345,405		$1,562,767		$3,730

Portfolio turnover rate(h)(i)	1	%(e)	11%	9%		12%		21%		0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Germany ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15		Period From 01/31/14 to 08/31/14	(a)

Net asset value, beginning of period	$27.64		$26.82	$24.03	$24.01	$23.63		$23.68

Net investment income (loss)(b)	(0.01)		0.53	0.74	0.31	0.99		1.04
Net realized and unrealized gain (loss)(c)	(1.72)		1.02	2.62	0.46	0.68		(0.59)

Net increase (decrease) from investment operations	(1.73)		1.55	3.36	0.77	1.67		0.45

Distributions
From net investment income	—		(0.73)	(0.57)	(0.54)	(0.46)		(0.50)
From net realized gain	—		—	—	(0.21)	(0.83)		(0.00	)(d)
Return of capital	—		—	—	—	(0.00	)(d)	—

Total distributions	—		(0.73)	(0.57)	(0.75)	(1.29)		(0.50)

Net asset value, end of period	$25.91		$27.64	$26.82	$24.03	$24.01		$23.63

Total Return
Based on net asset value	(6.26	)%(e)	5.83%	13.88%	3.50%	7.00%		1.79	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.53	%(g)	0.53%	0.53%	0.53%	0.53%		0.53	%(g)

Total expenses after fees waived(f)	0.04	%(g)	0.06%	0.05%	0.05%	0.05%		0.06	%(g)

Net investment income (loss)	(0.04	)%(g)	1.87%	2.75%	1.33%	3.69%		7.36	%(g)

Supplemental Data
Net assets, end of period (000)	$213,783		$330,346	$791,051	$492,701	$1,746,987		$51,995

Portfolio turnover rate(h)(i)	1	%(e)	11%	9%	11%	21%		4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Italy ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$15.88		$16.81	$17.55	$23.52	$23.65

Net investment income (loss)(b)	0.25		0.51	0.51	0.41	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	0.58		(0.87)	3.71	(4.93)	(0.13)

Net increase (decrease) from investment operations	0.83		(0.36)	4.22	(4.52)	(0.13)

Distributions
From net investment income	(0.38)		(0.57)	(0.48)	(0.70)	—
From net realized gain	—		—	(4.48)	(0.75)	—

Total distributions	(0.38)		(0.57)	(4.96)	(1.45)	—

Net asset value, end of period	$16.33		$15.88	$16.81	$17.55	$23.52

Total Return
Based on net asset value	5.53	%(e)	(2.25)%	31.21%	(19.68)%	(0.55	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%	0.62	%(g)

Total expenses after fees waived(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)(h)

Net investment income (loss)	3.30	%(g)	2.92%	3.15%	1.90%	(0.00	)%(g)(h)

Supplemental Data
Net assets, end of period (000)	$1,633		$2,383	$5,885	$7,021	$85,845

Portfolio turnover rate(i)(j)	3	%(e)	11%	12%	12%	0	%(e)(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(k)	Rounds to less than 1%.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Spain ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$21.20		$22.80	$18.80	$22.73	$23.77

Net investment income(b)	0.44		0.67	0.94	0.80	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	0.27		(1.55)	3.81	(3.61)	(1.04)

Net increase (decrease) from investment operations	0.71		(0.88)	4.75	(2.81)	(1.04)

Distributions
From net investment income	(0.46)		(0.72)	(0.75)	(0.81)	—
From net realized gain	—		—	—	(0.31)	—

Total distributions	(0.46)		(0.72)	(0.75)	(1.12)	—

Net asset value, end of period	$21.45		$21.20	$22.80	$18.80	$22.73

Total Return
Based on net asset value	3.50	%(e)	(3.88)%	25.70%	(12.51)%	(4.33	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%	0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.03	%(g)

Net investment income (loss)	4.28	%(g)	2.98%	4.29%	4.02%	(0.03	)%(g)

Supplemental Data
Net assets, end of period (000)	$12,873		$15,904	$53,592	$15,978	$56,825

Portfolio turnover rate(h)(i)	3	%(e)	12%	9%	15%	0	%(e)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Switzerland ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17		Year Ended 08/31/16	Period From 06/29/15 to 08/31/15	(a)

Net asset value, beginning of period	$26.78		$26.23	$23.38		$24.67	$24.64

Net investment income (loss)(b)	0.00	(c)	0.61	0.66		0.41	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	1.03		1.39	3.00		(0.27)	0.03

Net increase from investment operations	1.03		2.00	3.66		0.14	0.03

Distributions
From net investment income	(0.00	)(c)	(0.63)	(0.58)		(0.61)	—
From net realized gain	(0.95)		(0.82)	(0.23)		(0.82)	—
Return of capital	—		—	(0.00	)(c)	—	—

Total distributions	(0.95)		(1.45)	(0.81)		(1.43)	—

Net asset value, end of period	$26.86		$26.78	$26.23		$23.38	$24.67

Total Return
Based on net asset value	4.06	%(e)	7.81%	15.88%		0.63%	0.12	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%		0.62%	0.62	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%		0.03%	0.04	%(g)

Net investment income (loss)	0.02	%(g)	2.28%	2.65%		1.72%	(0.04	)%(g)

Supplemental Data
Net assets, end of period (000)	$6,715		$5,356	$6,558		$4,677	$3,701

Portfolio turnover rate(h)(i)	5	%(e)	14%	11%		19%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Eurozone	Diversified	(a)
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Italy	Diversified
Currency Hedged MSCI Spain	Diversified
Currency Hedged MSCI Switzerland	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Currency Hedged MSCI Italy
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$165,615	$165,615		$—	$—

Currency Hedged MSCI Spain
Barclays Bank PLC	$2,224,620	$2,224,620		$—	$—
Goldman Sachs &Co.	3,387,820	3,387,820		—	—
Jefferies LLC	174,480	174,480		—	—

	$5,786,920	$5,786,920		$—	$—

Currency Hedged MSCI Switzerland
Merrill Lynch, Pierce, Fenner & Smith	$1,410,456	$1,410,456		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Each Fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Adaptive Currency Hedged MSCI Eurozone	0.62%
Currency Hedged MSCI Eurozone	0.62
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Italy	0.62
Currency Hedged MSCI Spain	0.62
Currency Hedged MSCI Switzerland	0.62

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Adaptive Currency Hedged MSCI Eurozone ETF and the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2020 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For the iShares Currency Hedged MSCI Italy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Italy ETF (“EWI”), after taking into account any fee waivers by EWI, plus 0.03%. BFA has also contractually agreed to an additional reduction in the investment advisory fee of 0.03% through December 31, 2020.

For the iShares Currency Hedged MSCI Spain ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Spain ETF (“EWP”), after taking into account any fee waivers by EWP, plus 0.03%.

For the iShares Currency Hedged MSCI Switzerland ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Switzerland ETF (“EWL”), after taking into account any fee waivers by EWL, plus 0.03%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”),an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Adaptive Currency Hedged MSCI Eurozone	$101
Currency Hedged MSCI Italy	897
Currency Hedged MSCI Spain	5,726
Currency Hedged MSCI Switzerland	397

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Eurozone	$129,363	$69,380
Currency Hedged MSCI Eurozone	74,736,627	15,278,910
Currency Hedged MSCI Germany	14,295,726	2,571,367
Currency Hedged MSCI Italy	140,480	50,248
Currency Hedged MSCI Spain	1,031,392	438,748
Currency Hedged MSCI Switzerland	348,294	277,553

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Eurozone	$178,658,709	$733,151,629
Currency Hedged MSCI Germany	56,007,255	147,406,694
Currency Hedged MSCI Italy	—	749,553
Currency Hedged MSCI Spain	—	2,998,030
Currency Hedged MSCI Switzerland	1,213,929	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Adaptive Currency Hedged MSCI Eurozone	$34,548
Currency Hedged MSCI Eurozone	71,669,199
Currency Hedged MSCI Germany	56,902,919
Currency Hedged MSCI Italy	491,913
Currency Hedged MSCI Spain	4,926,787

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI Eurozone	$2,381,073	$305,320	$(12,982)	$292,338
Currency Hedged MSCI Eurozone	1,139,203,950	10,553,972	(129,962,247)	(119,408,275)
Currency Hedged MSCI Germany	245,276,756	2,126,825	(32,674,292)	(30,547,467)
Currency Hedged MSCI Italy	1,986,914	18,572	(192,699)	(174,127)
Currency Hedged MSCI Spain	20,598,997	134,742	(1,907,399)	(1,772,657)
Currency Hedged MSCI Switzerland	7,895,117	327,027	(35,143)	291,884

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Eurozone
Shares sold	6,450,000	$179,877,023	36,600,000	$1,105,391,906
Shares redeemed	(27,150,000)	(735,671,533)	(42,950,000)	(1,299,104,957)

Net decrease	(20,700,000)	$(555,794,510)	(6,350,000)	$(193,713,051)

Currency Hedged MSCI Germany
Shares sold	2,200,000	$56,533,984	6,300,000	$177,359,936
Shares redeemed	(5,900,000)	(148,423,009)	(23,850,000)	(673,771,512)

Net decrease	(3,700,000)	$(91,889,025)	(17,550,000)	$(496,411,576)

Currency Hedged MSCI Italy
Shares redeemed	(50,000)	(746,187)	(200,000)	(3,465,283)

Currency Hedged MSCI Spain
Shares sold	—	$—	1,050,000	$23,945,428
Shares redeemed	(150,000)	(3,040,049)	(2,650,000)	(60,065,696)

Net decrease	(150,000)	$(3,040,049)	(1,600,000)	$(36,120,268)

Currency Hedged MSCI Switzerland
Shares sold	50,000	$1,214,499	—	$—
Shares redeemed	—	—	(50,000)	(1,371,401)

Net increase (decrease)	50,000	$1,214,499	(50,000)	$(1,371,401)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Net Realized Gains
Adaptive Currency Hedged MSCI Eurozone	$81,282	$—
Currency Hedged MSCI Eurozone	47,537,786	—
Currency Hedged MSCI Germany	10,823,452	—
Currency Hedged MSCI Italy	120,078	—
Currency Hedged MSCI Spain	885,044	—
Currency Hedged MSCI Switzerland	125,036	165,021

Undistributed net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Adaptive Currency Hedged MSCI Eurozone	$124
Currency Hedged MSCI Eurozone	—
Currency Hedged MSCI Germany	—
Currency Hedged MSCI Italy	3,108
Currency Hedged MSCI Spain	7,788
Currency Hedged MSCI Switzerland	401

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income		Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI Eurozone(a)	$0.119446	$0.460480	$0.006514	$0.586440	20%		79%	1%	100%
Currency Hedged MSCI Eurozone(a)	0.133411	—	0.007053	0.140464	95		—	5	100
Currency Hedged MSCI Spain(a)	0.357457	—	0.100162	0.457619	78		—	22	100
Currency Hedged MSCI Switzerland	0.002005	0.952755	—	0.954760	0	(b)	100	—	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain Financial Information

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

DB	Deutsche Bank AG London

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

UBS	UBS AG

Currency Abbreviations

CHF	Swiss Franc

EUR	Euro

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Additional Financial Information

February 28, 2019

iShares, Inc.

iShares MSCI Eurozone ETF  |  EZU | Cboe BZX

iShares MSCI Germany ETF  |  EWG  |  NYSE Arca

iShares MSCI Italy ETF  |  EWI  |  NYSE Arca

iShares MSCI Spain ETF  |  EWP  |  NYSE Arca

iShares MSCI Switzerland ETF  |  EWL  |  NYSE Arca

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
ANDRITZ AG	107,163	$5,356,966
Erste Group Bank AG	443,221	16,781,142
OMV AG	215,871	11,373,741
Raiffeisen Bank International AG	217,413	5,550,482
Verbund AG	98,921	4,766,984
voestalpine AG	166,712	5,167,310

		48,996,625

Belgium — 3.1%
Ageas	268,601	13,252,745
Anheuser-Busch InBev SA/NV	1,120,797	87,487,086
Colruyt SA	87,894	6,275,326
Groupe Bruxelles Lambert SA	118,526	11,415,392
KBC Group NV	367,412	27,244,401
Proximus SADP	222,757	5,892,371
Solvay SA	109,585	12,281,291
Telenet Group Holding NV	77,107	3,483,975
UCB SA	187,362	15,719,570
Umicore SA	306,914	13,280,360

		196,332,517

Finland — 3.3%
Elisa OYJ	207,875	8,732,135
Fortum OYJ	653,833	14,533,031
Kone OYJ, Class B	500,725	24,500,456
Metso OYJ	152,929	5,191,124
Neste OYJ	188,503	18,137,796
Nokia OYJ	8,291,576	50,191,664
Nokian Renkaat OYJ	170,650	6,043,329
Orion OYJ, Class B	151,377	5,414,238
Sampo OYJ, Class A	652,320	31,435,175
Stora Enso OYJ, Class R	810,656	10,878,668
UPM-Kymmene OYJ	787,019	23,766,666
Wartsila OYJ Abp	653,693	10,629,469

		209,453,751

France — 34.8%
Accor SA	276,027	11,667,265
Aeroports de Paris	43,421	8,435,064
Air Liquide SA	629,762	78,631,149
Airbus SE	855,760	110,698,019
Alstom SA	229,072	9,969,474
Amundi SA(a)	89,844	6,011,466
Arkema SA	101,159	10,210,425
Atos SE	140,942	13,548,628
AXA SA	2,851,708	72,397,249
BioMerieux	61,151	5,048,369
BNP Paribas SA	1,654,526	84,884,056
Bollore SA	1,278,062	5,687,429
Bouygues SA	321,111	12,157,838
Bureau Veritas SA	391,455	9,369,666
Capgemini SE	235,271	28,183,419
Carrefour SA	867,161	17,773,861
Casino Guichard Perrachon SA(b)	79,221	4,193,816
Cie. de Saint-Gobain	731,091	26,356,752
Cie. Generale des Etablissements Michelin SCA	250,986	30,151,678
CNP Assurances	250,307	5,791,702
Covivio	66,827	6,772,539
Credit Agricole SA	1,686,091	21,564,909
Danone SA	906,498	68,467,801
Dassault Aviation SA	3,755	6,328,215

Security	Shares	Value

France (continued)
Dassault Systemes SE	191,573	$28,064,262
Edenred	350,507	15,573,761
Eiffage SA	116,069	11,337,357
Electricite de France SA	880,484	12,803,299
Engie SA	2,679,512	40,427,894
EssilorLuxottica SA	423,241	51,303,020
Eurazeo SE	67,987	5,117,253
Eurofins Scientific SE(b)	16,774	7,071,029
Eutelsat Communications SA	256,993	5,080,197
Faurecia SA	112,032	5,350,324
Gecina SA	66,836	9,924,247
Getlink SE	688,077	10,170,007
Hermes International	46,445	29,447,452
ICADE	48,876	4,165,786
Iliad SA	38,703	4,032,508
Imerys SA	53,063	3,019,935
Ingenico Group SA	87,901	5,907,484
Ipsen SA	55,055	7,623,245
JCDecaux SA	110,594	3,412,797
Kering SA	111,395	60,898,548
Klepierre SA	301,472	10,535,458
Legrand SA	391,999	25,889,430
L’Oreal SA	370,627	93,649,161
LVMH Moet Hennessy Louis Vuitton SE	408,355	140,428,208
Natixis SA	1,392,727	7,663,064
Orange SA	2,933,264	44,891,070
Pernod Ricard SA	312,237	53,829,429
Peugeot SA	862,122	21,950,785
Publicis Groupe SA	309,983	17,200,609
Remy Cointreau SA	33,161	4,323,571
Renault SA	282,046	19,343,824
Rexel SA	446,021	5,566,413
Safran SA	491,533	67,109,097
Sanofi	1,656,108	138,607,116
Sartorius Stedim Biotech	40,659	4,791,887
Schneider Electric SE	808,114	62,960,075
SCOR SE	240,328	10,834,264
SEB SA	33,499	5,775,203
SES SA	535,863	10,778,962
Societe BIC SA	37,393	3,540,480
Societe Generale SA	1,126,355	34,629,689
Sodexo SA	131,408	14,451,687
STMicroelectronics NV	1,005,978	16,460,946
Suez	549,739	7,032,976
Teleperformance	84,681	15,138,929
Thales SA	155,863	19,212,349
TOTAL SA	3,548,071	201,969,120
Ubisoft Entertainment SA(c)	115,839	8,376,027
Unibail-Rodamco-Westfield	203,600	32,921,200
Valeo SA	353,158	11,159,419
Veolia Environnement SA	789,694	17,355,043
Vinci SA	746,655	71,350,166
Vivendi SA	1,535,151	44,925,587
Wendel SA	40,748	5,145,735

		2,224,828,173

Germany — 25.6%
1&1 Drillisch AG(b)	77,938	3,086,657
adidas AG	265,553	64,589,511
Allianz SE, Registered	625,457	139,307,931
Aroundtown SA	1,154,756	9,730,418

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Axel Springer SE	71,957	$4,109,164
BASF SE	1,350,872	103,046,611
Bayer AG, Registered	1,371,238	109,737,264
Bayerische Motoren Werke AG	486,731	41,185,638
Beiersdorf AG	148,588	13,799,727
Brenntag AG	227,461	11,292,835
Commerzbank AG(c)	1,468,179	12,129,027
Continental AG	161,925	26,551,309
Covestro AG(a)	282,431	16,125,241
Daimler AG, Registered	1,337,748	80,216,683
Delivery Hero SE(a)(c)	138,493	5,374,486
Deutsche Bank AG, Registered(b)	2,888,935	26,846,686
Deutsche Boerse AG	280,080	35,432,818
Deutsche Lufthansa AG, Registered	350,055	8,948,746
Deutsche Post AG, Registered	1,455,866	45,290,971
Deutsche Telekom AG, Registered	4,902,464	80,861,622
Deutsche Wohnen SE	523,410	24,436,298
E.ON SE	3,238,010	35,709,794
Evonik Industries AG	240,707	6,783,807
Fraport AG Frankfurt Airport Services Worldwide	61,359	4,934,186
Fresenius Medical Care AG & Co. KGaA	318,178	24,955,876
Fresenius SE & Co. KGaA	613,583	34,536,113
GEA Group AG	238,318	5,717,826
Hannover Rueck SE	88,135	13,147,078
HeidelbergCement AG	217,211	15,987,947
Henkel AG & Co. KGaA	150,886	14,191,834
HOCHTIEF AG	30,925	4,908,875
HUGO BOSS AG	92,597	6,855,725
Infineon Technologies AG	1,677,673	36,879,638
Innogy SE(c)	205,603	8,735,026
KION Group AG	102,798	5,866,854
LANXESS AG	128,048	6,947,767
Merck KGaA	190,764	19,719,511
METRO AG(b)	263,971	4,438,122
MTU Aero Engines AG	76,142	16,343,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	219,786	51,831,008
OSRAM Licht AG	142,988	6,203,462
ProSiebenSat.1 Media SE	341,564	6,238,583
Puma SE	12,185	6,875,095
QIAGEN NV(c)	338,516	12,959,446
RTL Group SA	56,069	3,165,475
RWE AG	762,189	18,625,242
SAP SE	1,444,917	154,989,878
Siemens AG, Registered	1,124,768	123,120,800
Siemens Healthineers AG(a)	219,579	8,906,237
Symrise AG	180,725	15,944,738
Telefonica Deutschland Holding AG	1,097,600	3,607,032
thyssenkrupp AG(b)	637,980	9,553,057
Uniper SE	295,142	8,606,967
United Internet AG, Registered(d)	179,332	6,532,532
Volkswagen AG	48,729	8,622,795
Vonovia SE	723,782	35,142,650
Wirecard AG(b)	172,038	23,605,922
Zalando SE(a)(c)	165,422	6,103,062

		1,639,393,107

Ireland — 1.7%
AIB Group PLC	1,182,501	5,569,184
Bank of Ireland Group PLC	1,397,695	9,095,743
CRH PLC	1,204,007	38,168,736

Security	Shares	Value

Ireland (continued)
Irish Bank Resolution Corp. Ltd.(c)(e)	446,666	$5
Kerry Group PLC, Class A	230,466	23,750,075
Kingspan Group PLC	220,392	10,404,822
Paddy Power Betfair PLC	120,518	9,757,331
Ryanair Holdings PLC(c)	35,326	488,743
Ryanair Holdings PLC, ADR(c)	28,272	2,107,395
Smurfit Kappa Group PLC	329,950	9,370,313

		108,712,347

Italy — 7.0%
Assicurazioni Generali SpA	1,723,101	30,795,098
Atlantia SpA	726,204	17,679,740
CNH Industrial NV	1,490,170	16,160,870
Davide Campari-Milano SpA	848,347	8,100,021
Enel SpA	11,954,219	72,417,308
Eni SpA	3,739,406	64,577,794
Ferrari NV	180,480	23,253,759
Fiat Chrysler Automobiles NV(c)	1,596,973	23,607,430
Intesa Sanpaolo SpA	21,897,815	54,084,133
Leonardo SpA	605,803	6,116,017
Mediobanca Banca di Credito Finanziario SpA	911,317	9,154,741
Moncler SpA	262,025	10,060,969
Pirelli & C SpA(a)(c)	591,561	3,974,304
Poste Italiane SpA(a)	763,162	6,891,273
Prysmian SpA	354,439	7,244,618
Recordati SpA	155,529	5,856,729
Snam SpA	3,311,592	16,384,611
Telecom Italia SpA/Milano(c)	16,632,013	10,147,453
Tenaris SA	694,241	9,272,948
Terna Rete Elettrica Nazionale SpA	2,065,076	12,858,019
UniCredit SpA	2,953,079	40,237,742

		448,875,577

Netherlands — 11.3%
ABN AMRO Group NV, CVA(a)	622,896	15,122,106
Adyen NV(a)(c)	10,824	8,134,695
Aegon NV	2,610,766	14,055,780
AerCap Holdings NV(c)	184,068	8,308,830
Akzo Nobel NV	330,024	29,962,416
ArcelorMittal	978,354	22,514,996
ASML Holding NV	602,278	110,498,399
EXOR NV	160,674	9,898,113
Heineken Holding NV	169,270	16,393,204
Heineken NV	381,392	38,478,208
ING Groep NV	5,725,590	75,837,529
Koninklijke Ahold Delhaize NV	1,744,223	45,035,899
Koninklijke DSM NV	266,682	28,666,537
Koninklijke KPN NV	4,946,801	15,276,493
Koninklijke Philips NV	1,365,127	54,406,481
Koninklijke Vopak NV(b)	102,807	5,032,684
NN Group NV	450,791	19,660,001
NXP Semiconductors NV(b)	506,232	46,229,106
Randstad NV	175,759	9,396,426
Unilever NV, CVA	2,268,884	122,887,958
Wolters Kluwer NV	413,680	27,311,922

		723,107,783

Portugal — 0.5%
EDP — Energias de Portugal SA	3,768,742	13,839,986
Galp Energia SGPS SA	738,640	12,136,926
Jeronimo Martins SGPS SA	370,428	5,588,937

		31,565,849

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 9.5%
ACS Actividades de Construccion y Servicios SA	373,438	$16,575,624
Aena SME SA(a)	99,432	17,764,732
Amadeus IT Group SA	646,881	48,763,169
Banco Bilbao Vizcaya Argentaria SA	9,806,738	61,127,819
Banco de Sabadell SA	8,264,615	9,425,038
Banco Santander SA	23,879,715	116,816,165
Bankia SA	1,786,526	5,462,144
Bankinter SA	985,961	8,108,243
CaixaBank SA	5,282,311	18,862,947
Enagas SA	341,569	9,743,068
Endesa SA	465,867	11,750,199
Ferrovial SA	720,851	16,630,085
Grifols SA	438,273	11,408,551
Iberdrola SA	9,126,339	76,403,214
Industria de Diseno Textil SA	1,606,074	48,537,344
International Consolidated Airlines Group SA	12,147	96,214
Mapfre SA	1,541,386	4,359,860
Naturgy Energy Group SA	515,365	14,008,024
Red Electrica Corp. SA	646,498	13,987,185
Repsol SA	2,051,535	35,333,271
Siemens Gamesa Renewable Energy SA(c)	356,907	5,468,249
Telefonica SA	6,871,171	59,377,901

		610,009,046

United Kingdom — 0.2%
Coca-Cola European Partners PLC	320,141	15,091,447

Total Common Stocks — 97.8% (Cost: $7,301,240,833)		6,256,366,222

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	82,164	6,072,057
Fuchs Petrolub SE, Preference Shares, NVS	102,476	4,585,896
Henkel AG & Co. KGaA, Preference Shares, NVS	263,311	26,337,277
Porsche Automobil Holding SE, Preference Shares, NVS	224,538	14,988,052

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	52,170	$8,281,198
Volkswagen AG, Preference Shares, NVS	272,725	46,862,313

		107,126,793

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,892,677	4,851,412

Total Preferred Stocks — 1.8% (Cost: $158,210,569)		111,978,205

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	46,087,418	46,105,854
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	2,569,177	2,569,177

		48,675,031

Total Short-Term Investments — 0.7% (Cost: $48,667,236)		48,675,031

Total Investments in Securities — 100.3% (Cost: $7,508,118,638)		6,417,019,458

Other Assets, Less Liabilities — (0.3)%		(22,022,303)

Net Assets — 100.0%		$6,394,997,155

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	80,281,282	(34,193,864)	46,087,418	$46,105,854	$392,841	(b)	$(1,465)	$(3,932)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,873,964	695,213	2,569,177	2,569,177	36,010		—	—

				$48,675,031	$428,851		$(1,465)	$(3,932)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Eurozone ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	679	03/15/19	$25,499	$1,618,025

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,618,025

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(4,464,593)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,472,953

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,937,373

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,256,366,217	$—	$5	$6,256,366,222
Preferred Stocks	111,978,205	—	—	111,978,205
Money Market Funds	48,675,031	—	—	48,675,031

	$6,417,019,453	$—	$5	$6,417,019,458

Derivative financial instruments(a)
Assets
Futures Contracts	$1,618,025	$—	$—	$1,618,025

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
MTU Aero Engines AG	102,236	$21,944,452

Air Freight & Logistics — 2.6%
Deutsche Post AG, Registered	1,944,846	60,502,796

Airlines — 0.5%
Deutsche Lufthansa AG, Registered	467,296	11,945,874

Auto Components — 1.5%
Continental AG	216,458	35,493,242

Automobiles — 7.4%
Bayerische Motoren Werke AG	650,960	55,082,177
Daimler AG, Registered	1,787,868	107,207,666
Volkswagen AG	63,818	11,292,855

		173,582,698

Banks — 0.7%
Commerzbank AG(a)	1,974,964	16,315,716

Capital Markets — 3.5%
Deutsche Bank AG, Registered(b)	3,863,582	35,904,017
Deutsche Boerse AG	373,553	47,258,053

		83,162,070

Chemicals — 8.5%
BASF SE	1,805,792	137,748,614
Covestro AG(c)	378,223	21,594,433
Evonik Industries AG	321,400	9,057,964
LANXESS AG	170,639	9,258,715
Symrise AG	242,508	21,395,637

		199,055,363

Construction & Engineering — 0.3%
HOCHTIEF AG	41,324	6,559,559

Construction Materials — 0.9%
HeidelbergCement AG	292,729	21,546,495

Diversified Telecommunication Services — 5.2%
Deutsche Telekom AG, Registered	6,552,949	108,084,849
Telefonica Deutschland Holding AG	1,448,836	4,761,295
United Internet AG, Registered(d)	242,312	8,826,707

		121,672,851

Electrical Equipment — 0.4%
OSRAM Licht AG(b)	193,775	8,406,830

Food & Staples Retailing — 0.2%
METRO AG	350,829	5,898,458

Health Care Equipment & Supplies — 0.5%
Siemens Healthineers AG(c)	294,910	11,961,701

Health Care Providers & Services — 3.4%
Fresenius Medical Care AG & Co. KGaA	425,189	33,349,144
Fresenius SE & Co. KGaA	820,138	46,162,262

		79,511,406

Household Products — 0.8%
Henkel AG & Co. KGaA	204,481	19,232,801

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	394,730	11,511,164

Security	Shares	Value

Industrial Conglomerates — 7.0%
Siemens AG, Registered	1,504,043	$164,637,487

Insurance — 11.6%
Allianz SE, Registered	834,517	185,871,829
Hannover Rueck SE	118,847	17,728,380
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	294,003	69,333,224

		272,933,433

Internet & Direct Marketing Retail — 0.6%
Delivery Hero SE(a)(c)	181,959	7,061,267
Zalando SE(a)(c)	220,213	8,124,516

		15,185,783

IT Services — 1.3%
Wirecard AG(b)	231,094	31,709,198

Life Sciences Tools & Services — 0.7%
QIAGEN NV(a)	453,826	17,373,872

Machinery — 0.7%
GEA Group AG	317,768	7,624,024
KION Group AG	139,720	7,974,054

		15,598,078

Media — 0.8%
Axel Springer SE	94,625	5,403,639
ProSiebenSat.1 Media SE	457,789	8,361,405
RTL Group SA	75,428	4,258,422

		18,023,466

Metals & Mining — 0.5%
thyssenkrupp AG	853,237	12,776,296

Multi-Utilities — 3.6%
E.ON SE	4,327,512	47,725,165
Innogy SE, New(c)	26,034	1,204,770
Innogy SE(a)	246,086	10,454,944
RWE AG	1,019,708	24,918,109

		84,302,988

Personal Products — 0.8%
Beiersdorf AG	198,242	18,411,214

Pharmaceuticals — 7.4%
Bayer AG, Registered .	1,833,461	146,727,989
Merck KGaA	253,758	26,231,278

		172,959,267

Real Estate Management & Development — 3.9%
Aroundtown SA	1,541,762	12,991,479
Deutsche Wohnen SE	702,678	32,805,733
Vonovia SE	967,648	46,983,367

		92,780,579

Semiconductors & Semiconductor Equipment — 2.1%
Infineon Technologies AG	2,235,469	49,141,453

Software — 8.8%
SAP SE	1,932,259	207,264,907

Textiles, Apparel & Luxury Goods — 4.5%
adidas AG	354,629	86,255,149
HUGO BOSS AG	124,808	9,240,573
Puma SE	16,361	9,231,304

		104,727,026

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.6%
Brenntag AG	302,810	$15,033,712

Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	82,345	6,621,776

Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG(b)	103,320	4,091,886

Total Common Stocks — 93.2% (Cost: $2,755,920,016)		2,191,875,897

Preferred Stocks

Automobiles — 3.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	108,836	8,043,162
Porsche Automobil Holding SE, Preference Shares, NVS	301,250	20,108,626
Volkswagen AG, Preference Shares, NVS	364,873	62,696,096

		90,847,884

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	135,446	6,061,335

Health Care Equipment & Supplies — 0.5%
Sartorius AG, Preference Shares, NVS	69,942	11,102,233

Household Products — 1.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	350,510	35,059,222

Total Preferred Stocks — 6.1% (Cost: $191,961,699)		143,070,674

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	43,469,307	$43,486,695
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	1,270,459	1,270,459

		44,757,154

Total Short-Term Investments — 1.9% (Cost: $44,751,600)		44,757,154

Total Investments in Securities — 101.2% (Cost: $2,992,633,315)		2,379,703,725

Other Assets, Less Liabilities — (1.2)%		(29,334,274)

Net Assets — 100.0%		$2,350,369,451

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	62,176,709	(18,707,402)	43,469,307	$43,486,695	$202,234	(b)	$4,731		$3,762
BlackRock Cash Funds: Treasury, SL Agency Shares	247,268	1,023,191	1,270,459	1,270,459	10,771		—		—

				$44,757,154	$213,005		$4,731		$3,762

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	45	03/15/19	$14,758	$675,529

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$675,529

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,923,197)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,242,439

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,907,819

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,191,875,897	$—	$—	$2,191,875,897
Preferred Stocks	143,070,674	—	—	143,070,674
Money Market Funds	44,757,154	—	—	44,757,154

	$2,379,703,725	$—	$—	$2,379,703,725

Derivative financial instruments(a)
Assets
Futures Contracts	$675,529	$—	$—	$675,529

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Leonardo SpA	302,993	$3,058,932

Auto Components — 1.3%
Pirelli & C SpA(a)(b)	407,986	2,740,986

Automobiles — 8.9%
Ferrari NV	72,066	9,285,269
Fiat Chrysler Automobiles NV(b)	616,780	9,117,619

		18,402,888

Banks — 20.5%
Intesa Sanpaolo SpA	8,739,848	21,586,039
Mediobanca Banca di Credito Finanziario SpA	511,296	5,136,284
UniCredit SpA	1,136,436	15,484,726

		42,207,049

Beverages — 2.3%
Davide Campari-Milano SpA	486,997	4,649,849

Diversified Financial Services — 2.6%
EXOR NV	86,508	5,329,213

Diversified Telecommunication Services — 2.7%
Telecom Italia SpA/Milano(b)(c)	9,073,453	5,535,857

Electric Utilities — 17.8%
Enel SpA	4,922,746	29,821,439
Terna Rete Elettrica Nazionale SpA	1,098,264	6,838,247

		36,659,686

Electrical Equipment — 2.0%
Prysmian SpA	203,893	4,167,507

Energy Equipment & Services — 2.5%
Tenaris SA	380,304	5,079,704

Insurance — 6.6%
Assicurazioni Generali SpA	525,495	9,391,597
Poste Italiane SpA(a)	465,859	4,206,658

		13,598,255

Machinery — 4.0%
CNH Industrial NV	756,837	8,207,885

Oil, Gas & Consumable Fuels — 16.9%
Eni SpA	1,527,710	26,382,838
Snam SpA	1,698,933	8,405,732

		34,788,570

Security	Shares	Value

Pharmaceuticals — 1.7%
Recordati SpA	95,401	$3,592,499

Textiles, Apparel & Luxury Goods — 2.6%
Moncler SpA	141,849	5,446,574

Transportation Infrastructure — 4.3%
Atlantia SpA	364,592	8,876,145

Total Common Stocks — 98.2% (Cost: $245,010,651)		202,341,599

Preferred Stocks

Diversified Telecommunication Services — 1.6%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,792,201	3,159,943

Total Preferred Stocks — 1.6% (Cost: $4,793,405)		3,159,943

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	5,243,343	5,245,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	111,259	111,259

		5,356,699

Total Short-Term Investments — 2.6% (Cost: $5,356,175)		5,356,699

Total Investments in Securities — 102.4% (Cost: $255,160,231)		210,858,241

Other Assets, Less Liabilities — (2.4)%		(4,868,308)

Net Assets — 100.0%		$205,989,933

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Italy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,072,916	(3,829,573)	5,243,343	$5,245,440	$8,977	(b)	$(427)		$(180)
BlackRock Cash Funds: Treasury, SL Agency Shares	142,515	(31,256)	111,259	111,259	2,335		—		—

				$5,356,699	$11,312		$(427)		$(180)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	3	03/15/19	$353	$14,086

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$14,086

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(88,688)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$44,835

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$346,999

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Italy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$202,341,599	$—	$—	$202,341,599
Preferred Stocks	3,159,943	—	—	3,159,943
Money Market Funds	5,356,699	—	—	5,356,699

	$210,858,241	$—	$—	$210,858,241

Derivative financial instruments(a)
Assets
Futures Contracts	$14,086	$—	$—	$14,086

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.0%
International Consolidated Airlines Group SA	45,400	$359,604

Banks — 36.9%
Banco Bilbao Vizcaya Argentaria SA	11,406,156	71,097,386
Banco de Sabadell SA	17,090,028	19,489,615
Banco Santander SA	29,870,654	146,122,986
Bankia SA	4,641,603	14,191,288
Bankinter SA	2,154,350	17,716,718
CaixaBank SA	8,949,944	31,959,937

		300,577,930

Biotechnology — 2.7%
Grifols SA	856,701	22,300,522

Construction & Engineering — 7.7%
ACS Actividades de Construccion y Servicios SA	707,187	31,389,590
Ferrovial SA	1,361,916	31,419,502

		62,809,092

Diversified Telecommunication Services — 8.5%
Telefonica SA	8,024,987	69,348,716

Electric Utilities — 17.5%
Endesa SA	981,750	24,761,912
Iberdrola SA	10,977,854	91,903,592
Red Electrica Corp. SA	1,196,960	25,896,601

		142,562,105

Electrical Equipment — 1.9%
Siemens Gamesa Renewable Energy SA(a)	985,406	15,097,618

Gas Utilities — 3.3%
Naturgy Energy Group SA	991,358	26,945,886

Insurance — 1.6%
Mapfre SA	4,620,235	13,068,483

Security	Shares	Value

IT Services — 4.3%
Amadeus IT Group SA	468,457	$35,313,215

Oil, Gas & Consumable Fuels — 7.0%
Enagas SA	714,531	20,381,603
Repsol SA	2,133,076	36,737,640

		57,119,243

Specialty Retail — 4.7%
Industria de Diseno Textil SA	1,260,193	38,084,435

Transportation Infrastructure — 3.8%
Aena SME SA(b)	175,659	31,383,609

Total Common Stocks — 99.9% (Cost: $1,059,331,415)		814,970,458

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	1,029,847	1,029,847

Total Short-Term Investments — 0.1% (Cost: $1,029,847)		1,029,847

Total Investments in Securities — 100.0% (Cost: $1,060,361,262)		816,000,305

Other Assets, Less Liabilities — (0.0)%		(385,522)

Net Assets — 100.0%		$815,614,783

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,678,549	(19,678,549)	—	$—	$23,077	(b)	$820		$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	345,951	683,896	1,029,847	1,029,847	11,452		—		—

				$1,029,847	$34,529		$820		$(7)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	11	03/15/19	$1,164	$11,935

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Spain ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$11,935

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(246,051)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$36,903

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,616,446

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$814,970,458	$—	$—	$814,970,458
Money Market Funds	1,029,847	—	—	1,029,847

	$816,000,305	$—	$—	$816,000,305

Derivative financial instruments(a)
Assets
Futures Contracts	$11,935	$—	$—	$11,935

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.5%
Geberit AG, Registered	34,708	$13,880,413

Capital Markets — 9.8%
Credit Suisse Group AG, Registered	2,140,733	26,528,156
Julius Baer Group Ltd.	235,721	10,314,272
Partners Group Holding AG	16,874	12,229,500
UBS Group AG, Registered	3,049,343	38,874,379

		87,946,307

Chemicals — 5.4%
Clariant AG, Registered	281,430	6,059,700
EMS-Chemie Holding AG, Registered	11,097	6,421,823
Givaudan SA, Registered	8,028	20,122,381
Sika AG, Registered	118,141	16,009,873

		48,613,777

Construction Materials — 2.3%
LafargeHolcim Ltd., Registered	420,437	20,848,813

Diversified Financial Services — 0.6%
Pargesa Holding SA, Bearer	66,498	5,473,636

Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	25,499	11,828,035

Electrical Equipment — 3.3%
ABB Ltd., Registered	1,516,376	30,085,497

Food Products — 21.7%
Barry Callebaut AG, Registered	3,260	5,625,316
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,236	8,052,239
Chocoladefabriken Lindt & Spruengli AG, Registered	114	8,445,292
Nestle SA, Registered	1,916,765	173,859,552

		195,982,399

Health Care Equipment & Supplies — 2.3%
Sonova Holding AG, Registered	58,177	10,900,157
Straumann Holding AG, Registered	12,044	9,418,065

		20,318,222

Insurance — 9.9%
Baloise Holding AG, Registered	54,619	8,936,857
Swiss Life Holding AG, Registered	32,552	14,214,134
Swiss Re AG	257,883	25,581,207
Zurich Insurance Group AG	121,639	40,293,987

		89,026,185

Life Sciences Tools & Services — 2.0%
Lonza Group AG, Registered	65,178	18,155,887

Machinery —1.8%
Schindler Holding AG, Participation Certificates, NVS	43,436	9,836,540

Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	28,331	$6,296,410

		16,132,950

Marine — 0.9%
Kuehne + Nagel International AG, Registered	60,395	7,896,455

Pharmaceuticals — 25.9%
Novartis AG, Registered	1,249,035	114,145,901
Roche Holding AG, NVS	402,760	112,111,371
Vifor Pharma AG	55,462	6,956,411

		233,213,683

Professional Services — 2.4%
Adecco Group AG, Registered	172,314	8,970,291
SGS SA, Registered	5,118	13,074,995

		22,045,286

Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	89,387	7,559,581

Software — 1.1%
Temenos AG, Registered	66,225	9,619,311

Specialty Retail — 0.6%
Dufry AG, Registered	51,883	5,270,588

Textiles, Apparel & Luxury Goods — 5.3%
Cie. Financiere Richemont SA, Registered	430,044	32,997,956
Swatch Group AG (The), Bearer	32,997	9,787,807
Swatch Group AG (The), Registered	90,487	5,186,516

		47,972,279

Total Common Stocks — 98.9% (Cost: $918,892,135)		891,869,304

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	435,512	435,512

Total Short-Term Investments — 0.0% (Cost: $435,512)		435,512

Total Investments in Securities — 98.9% (Cost: $919,327,647)		892,304,816

Other Assets, Less Liabilities — 1.1%		9,640,558

Net Assets — 100.0%		$901,945,374

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,419,657	(5,419,657)	—	$—	$13,124	(b)	$400		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	404,567	30,945	435,512	435,512	3,979		—		—

				$435,512	$17,103		$400		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	264	03/15/19	$9,914	$705,560

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$705,560

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,055,323)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$892,562

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,787,466

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Switzerland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$891,869,304	$—	$—	$891,869,304
Money Market Funds	435,512	—	—	435,512

	$892,304,816	$—	$—	$892,304,816

Derivative financial instruments(a)
Assets
Futures Contracts	$705,560	$—	$—	$705,560

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,368,344,427	$2,334,946,571	$205,501,542	$814,970,458
Affiliated(c)	48,675,031	44,757,154	5,356,699	1,029,847
Foreign currency, at value(d)	17,224,120	5,699,942	273,337	946,409
Foreign currency pledged:
Futures contracts(e)	2,300,175	1,165,118	23,912	147,234
Receivables:
Investments sold	19,733,913	5,881,254	4,545,500	17,703,136
Securities lending income — Affiliated	77,814	62,159	430	709
Variation margin on futures contracts	193,607	49,855	2,144	15,979
Capital shares sold	—	—	—	4,654,034
Dividends	1,826,337	2,049	173	840
Tax reclaims	8,765,179	9,411,556	—	151,961
Foreign withholding tax claims	3,872,489	—	—	—

Total assets	6,471,013,092	2,401,975,658	215,703,737	839,620,607

LIABILITIES
Collateral on securities loaned, at value	46,121,636	43,499,779	5,244,916	—
Payables:
Investments purchased	27,491,283	7,233,686	4,390,751	23,686,706
Investment advisory fees	2,364,293	872,742	78,137	319,118
Professional fees	38,725	—	—	—

Total liabilities	76,015,937	51,606,207	9,713,804	24,005,824

NET ASSETS	$6,394,997,155	$2,350,369,451	$205,989,933	$815,614,783

NET ASSETS CONSIST OF:
Paid-in capital	$8,166,113,959	$3,196,766,335	$493,846,786	$1,248,796,780
Accumulated loss	(1,771,116,804)	(846,396,884)	(287,856,853)	(433,181,997)

NET ASSETS	$6,394,997,155	$2,350,369,451	$205,989,933	$815,614,783

Shares outstanding	165,800,000	86,100,000	7,575,000	27,975,000

Net asset value	$38.57	$27.30	$27.19	$29.16

Shares authorized	1 billion	482.2 million	295.4 million	127.8 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$44,919,261	$42,449,091	$5,000,011	$—
(b) Investments, at cost — Unaffiliated	$7,459,451,402	$2,947,881,715	$249,804,056	$1,059,331,415
(c) Investments, at cost — Affiliated	$48,667,236	$44,751,600	$5,356,175	$1,029,847
(d) Foreign currency, at cost	$17,261,614	$5,703,785	$273,005	$943,169
(e) Foreign currency collateral pledged, at cost	$2,308,840	$1,171,405	$23,884	$146,770

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$891,869,304
Affiliated(b)	435,512
Foreign currency, at value(c)	1,332,534
Foreign currency pledged:
Futures contracts(d)	738,334
Receivables:
Investments sold	6,848,482
Securities lending income — Affiliated	459
Variation margin on futures contracts	64,405
Dividends	587
Tax reclaims	8,380,314

Total assets	909,669,931

LIABILITIES
Payables:
Investments purchased	7,394,739
Investment advisory fees	329,818

Total liabilities	7,724,557

NET ASSETS	$901,945,374

NET ASSETS CONSIST OF:
Paid-in capital	$987,594,429
Accumulated loss	(85,649,055)

NET ASSETS	$901,945,374

Shares outstanding	26,000,000

Net asset value	$34.69

Shares authorized	318.625 million

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$918,892,135
(b) Investments, at cost — Affiliated	$435,512
(c) Foreign currency, at cost	$1,328,205
(d) Foreign currency collateral pledged, at cost	$747,713

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$48,737,059	$8,522,889	$3,064,722	$12,843,081
Dividends — Affiliated	36,010	10,771	2,335	11,452
Non-cash dividends — Unaffiliated	7,685,188	—	—	6,119,459
Securities lending income — Affiliated — net	392,841	202,234	8,977	23,077
Foreign taxes withheld	(5,914,720)	(1,265,528)	(452,207)	(1,927,548)

Total investment income	50,936,378	7,470,366	2,623,827	17,069,521

EXPENSES
Investment advisory fees	18,351,230	6,353,514	634,466	2,265,084
Professional fees	13,905	—	—	—

Total expenses	18,365,135	6,353,514	634,466	2,265,084

Net investment income	32,571,243	1,116,852	1,989,361	14,804,437

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,820,504)	(8,627,073)	(2,732,793)	(15,295,132)
Investments — Affiliated	(1,465)	4,731	(427)	820
In-kind redemptions — Unaffiliated	(124,915,426)	(19,207,640)	(42,305,168)	(4,786,282)
Futures contracts	(4,464,593)	(1,923,197)	(88,688)	(246,051)
Foreign currency transactions	(830,022)	(315,295)	(22,055)	(66,489)

Net realized loss	(143,032,010)	(30,068,474)	(45,149,131)	(20,393,134)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(566,523,016)	(298,832,200)	39,913,170	(4,825,720)
Investments — Affiliated	(3,932)	3,762	(180)	(7)
Futures contracts	2,472,953	1,242,439	44,835	36,903
Foreign currency translations	(296,021)	(64,222)	459	7,981

Net change in unrealized appreciation (depreciation)	(564,350,016)	(297,650,221)	39,958,284	(4,780,843)

Net realized and unrealized loss	(707,382,026)	(327,718,695)	(5,190,847)	(25,173,977)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(674,810,783)	$(326,601,843)	$(3,201,486)	$(10,369,540)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$993,809
Dividends — Affiliated	3,979
Securities lending income — Affiliated — net	13,124
Foreign taxes withheld	(200,428)

Total investment income	810,484

EXPENSES
Investment advisory fees	2,301,438

Total expenses	2,301,438

Net investment loss	(1,490,954)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,630,872)
Investments —Affiliated	400
In-kind redemptions — Unaffiliated	13,396,636
Futures contracts	(1,055,323)
Foreign currency transactions	(4,422)

Net realized loss	(293,581)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(16,164,644)
Futures contracts	892,562
Foreign currency translations	(271,919)

Net change in unrealized appreciation (depreciation)	(15,544,001)

Net realized and unrealized loss	(15,837,582)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,328,536)

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,571,243	$324,772,803	$1,116,852	$84,698,325
Net realized gain (loss)	(143,032,010)	847,344,521	(30,068,474)	223,956,630
Net change in unrealized appreciation (depreciation).	(564,350,016)	(880,284,404)	(297,650,221)	(168,754,739)

Net increase (decrease) in net assets resulting from operations	(674,810,783)	291,832,920	(326,601,843)	139,900,216

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(36,393,997)	(344,359,197)	—	(97,497,098)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .	(2,452,032,229)	(3,675,455,483)	(674,256,279)	(1,501,075,041)

NET ASSETS(a)
Total decrease in net assets	(3,163,237,009)	(3,727,981,760)	(1,000,858,122)	(1,458,671,923)
Beginning of period	9,558,234,164	13,286,215,924	3,351,227,573	4,809,899,496

End of period	$6,394,997,155	$9,558,234,164	$2,350,369,451	$3,351,227,573

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,989,361	$18,032,993	$14,804,437	$32,625,317
Net realized gain (loss)	(45,149,131)	49,680,629	(20,393,134)	88,638,494
Net change in unrealized appreciation (depreciation)	39,958,284	(89,135,199)	(4,780,843)	(227,334,339)

Net decrease in net assets resulting from operations	(3,201,486)	(21,421,577)	(10,369,540)	(106,070,528)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,341,637)	(17,400,893)	(18,939,493)	(31,909,333)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(194,091,885)	(396,183,016)	(30,518,106)	(515,111,708)

NET ASSETS(a)
Total decrease in net assets	(199,635,008)	(435,005,486)	(59,827,139)	(653,091,569)
Beginning of period	405,624,941	840,630,427	875,441,922	1,528,533,491

End of period	$205,989,933	$405,624,941	$815,614,783	$875,441,922

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,490,954)	$21,969,712
Net realized gain (loss)	(293,581)	36,757,009
Net change in unrealized appreciation (depreciation)	(15,544,001)	(14,784,451)

Net increase (decrease) in net assets resulting from operations	(17,328,536)	43,942,270

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(22,803,569)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(114,812,358)	(246,310,096)

NET ASSETS(a)
Total decrease in net assets	(132,140,894)	(225,171,395)
Beginning of period	1,034,086,268	1,259,257,663

End of period	$901,945,374	$1,034,086,268

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16		Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$41.29		$41.71	$34.20	$36.04		$39.98	$34.64

Net investment income(a)	0.16		1.03	0.99	0.92	(b)	0.96	1.18
Net realized and unrealized gain (loss)(c)	(2.69)		(0.23)	7.38	(1.84)		(3.95)	5.10

Net increase (decrease) from investment operations	(2.53)		0.80	8.37	(0.92)		(2.99)	6.28

Distributions
From net investment income	(0.19)		(1.22)	(0.86)	(0.92)		(0.95)	(0.94)

Total distributions	(0.19)		(1.22)	(0.86)	(0.92)		(0.95)	(0.94)

Net asset value, end of period	$38.57		$41.29	$41.71	$34.20		$36.04	$39.98

Total Return
Based on net asset value	(6.08	)%(d)	1.87%	24.72%	(2.53	)%(b)	(7.62)%	18.02%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%		0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(e)	N/A	0.49%	0.48%		N/A	N/A

Net investment income	0.87	%(e)	2.36%	2.63%	2.69	%(b)	2.50%	2.89%

Supplemental Data
Net assets, end of period (000)	$6,394,997		$9,558,234	$13,286,216	$8,293,591		$10,134,616	$8,702,637

Portfolio turnover rate(f)	3	%(d)	5%	4%	4%		5%	7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:

• Net investment income per share by $0.02.

• Total return by 0.08%.

• Ratio of net investment income to average net assets by 0.06%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$30.36		$30.71	$26.18	$26.34	$28.97	$25.61

Net investment income(a)	0.01		0.64	0.59	0.49	0.58	0.59
Net realized and unrealized gain (loss)(b)	(3.07)		(0.16)	4.54	(0.04)	(2.70)	3.40

Net increase (decrease) from investment operations	(3.06)		0.48	5.13	0.45	(2.12)	3.99

Distributions
From net investment income	—		(0.83)	(0.60)	(0.61)	(0.51)	(0.63)

Total distributions	—		(0.83)	(0.60)	(0.61)	(0.51)	(0.63)

Net asset value, end of period	$27.30		$30.36	$30.71	$26.18	$26.34	$28.97

Total Return
Based on net asset value	(10.08	)%(c)	1.52%	19.63%	1.81%	(7.50)%	15.41%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	0.09	%(d)	1.99%	2.08%	1.90%	2.03%	1.95%

Supplemental Data
Net assets, end of period (000)	$2,350,369		$3,351,228	$4,809,899	$3,596,902	$6,607,056	$4,797,434

Portfolio turnover rate(e)	5	%(c)	6%	3%	3%	3%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$27.18		$30.21	$22.60	$29.50	$32.03	$26.12

Net investment income(b)	0.20		0.82	0.57	0.66	0.70	0.82
Net realized and unrealized gain (loss)(c)	0.13		(2.86)	7.76	(6.82)	(2.49)	5.77

Net increase (decrease) from investment operations	0.33		(2.04)	8.33	(6.16)	(1.79)	6.59

Distributions
From net investment income	(0.32)		(0.99)	(0.72)	(0.72)	(0.74)	(0.68)
Return of capital	—		—	—	(0.02)	—	—

Total distributions	(0.32)		(0.99)	(0.72)	(0.74)	(0.74)	(0.68)

Net asset value, end of period	$27.19		$27.18	$30.21	$22.60	$29.50	$32.03

Total Return
Based on net asset value	1.32	%(d)	(6.98)%	37.37%	(20.97)%	(5.66)%	25.20%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.54	%(e)	2.64%	2.59%	2.54%	2.34%	2.49%

Supplemental Data
Net assets, end of period (000)	$205,990		$405,625	$840,630	$461,031	$1,077,437	$1,556,860

Portfolio turnover rate(f)	5	%(d)	10%	18%	16%	22%	24%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$29.85		$33.63	$26.49	$31.96	$40.61	$30.44

Net investment income(a)	0.45		0.99	0.94	1.00	1.32	1.80
Net realized and unrealized gain (loss)(b)	(0.62)		(3.72)	7.19	(5.40)	(8.35)	9.53

Net increase (decrease) from investment operations	(0.17)		(2.73)	8.13	(4.40)	(7.03)	11.33

Distributions
From net investment income	(0.52)		(1.05)	(0.99)	(1.07)	(1.62)	(1.16)

Total distributions	(0.52)		(1.05)	(0.99)	(1.07)	(1.62)	(1.16)

Net asset value, end of period	$29.16		$29.85	$33.63	$26.49	$31.96	$40.61

Total Return
Based on net asset value	(0.44	)%(c)	(8.28)%	31.48%	(13.82)%	(17.63)%	37.39%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	3.22	%(d)	3.02%	3.10%	3.53%	3.70%	4.48%

Supplemental Data
Net assets, end of period (000)	$815,615		$875,442	$1,528,533	$599,944	$1,666,091	$2,473,038

Portfolio turnover rate(e)	6	%(c)	21%	16%	9%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$34.91		$34.27	$30.22	$31.90	$33.64	$29.36

Net investment income (loss)(a)	(0.05)		0.66	0.69	0.81	0.83	0.80
Net realized and unrealized gain (loss)(b)	(0.17)		0.79	4.11	(1.70)	(1.77)	4.27

Net increase (decrease) from investment operations	(0.22)		1.45	4.80	(0.89)	(0.94)	5.07

Distributions
From net investment income	—		(0.81)	(0.75)	(0.79)	(0.80)	(0.79)

Total distributions	—		(0.81)	(0.75)	(0.79)	(0.80)	(0.79)

Net asset value, end of period	$34.69		$34.91	$34.27	$30.22	$31.90	$33.64

Total Return
Based on net asset value	(0.63	)%(c)	4.43%	15.90%	(2.76)%	(2.92)%	17.21%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income (loss)	(0.32	)%(d)	1.91%	2.18%	2.68%	2.49%	2.41%

Supplemental Data
Net assets, end of period (000)	$901,945		$1,034,086	$1,259,258	$1,091,735	$1,200,164	$1,072,157

Portfolio turnover rate(e)	5	%(c)	9%	13%	6%	7%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Eurozone
Goldman Sachs & Co.	$4,193,816	$4,193,816		$—	$—
Jefferies LLC	2,831,581	2,831,581		—	—
JPMorgan Securities LLC	11,643,966	11,643,966		—	—
Morgan Stanley & Co. LLC	25,582,330	25,582,330		—	—
State Street Bank & Trust Company	667,568	667,568		—	—

	$44,919,261	$44,919,261		$—	$—

MSCI Germany
Goldman Sachs & Co.	$35,074,541	$35,074,541		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	585,585	585,585		—	—
Morgan Stanley & Co. LLC	6,788,965	6,788,965		—	—

	$42,449,091	$42,449,091		$—	$—

MSCI Italy
Goldman Sachs & Co.	$5,000,011	$5,000,011		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$85,859
MSCI Germany	46,699
MSCI Italy	2,487
MSCI Spain	5,388
MSCI Switzerland	3,377

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$19,169,172	$10,253,551
MSCI Germany	5,780,153	2,576,917
MSCI Italy	4,249,948	2,502,739
MSCI Spain	9,975,321	7,641,630
MSCI Switzerland	18,703,042	22,253,944

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$195,315,813	$229,161,356
MSCI Germany	138,423,504	141,868,761
MSCI Italy	14,062,273	16,403,777
MSCI Spain	50,846,472	57,944,630
MSCI Switzerland	45,560,930	53,614,890

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$—	$2,420,916,264
MSCI Germany	53,714,876	720,807,182
MSCI Italy	124,112,073	316,154,511
MSCI Spain	283,911,296	328,756,593
MSCI Switzerland	120,995,009	229,774,879

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Eurozone	$390,879,862	$30,230,739	$421,110,601
MSCI Germany	113,101,718	32,215,954	145,317,672
MSCI Italy	183,331,855	9,459,662	192,791,517
MSCI Spain	145,451,894	8,619,903	154,071,797
MSCI Switzerland	37,199,053	6,955,758	44,154,811

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$7,644,073,511	$365,776,330	$(1,591,212,358)	$(1,225,436,028)
MSCI Germany	3,051,903,410	170,128,723	(841,652,879)	(671,524,156)
MSCI Italy	261,840,891	6,662,909	(57,631,473)	(50,968,564)
MSCI Spain	1,080,574,486	17,191,607	(281,753,853)	(264,562,246)
MSCI Switzerland	932,405,398	55,242,761	(94,637,783)	(39,395,022)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI Eurozone
Shares sold	—	$—	68,400,000	$2,997,558,675
Shares redeemed	(65,700,000)	(2,452,032,229)	(155,400,000)	(6,673,014,158)

Net decrease	(65,700,000)	$(2,452,032,229)	(87,000,000)	$(3,675,455,483)

MSCI Germany
Shares sold	2,100,000	$54,329,586	13,200,000	$424,091,640
Shares redeemed	(26,400,000)	(728,585,865)	(59,400,000)	(1,925,166,681)

Net decrease	(24,300,000)	$(674,256,279)	(46,200,000)	$(1,501,075,041)

MSCI Italy
Shares sold	5,025,000	$128,408,189	3,675,000	$113,455,292
Shares redeemed	(12,375,000)	(322,500,074)	(16,575,000)	(509,638,308)

Net decrease	(7,350,000)	$(194,091,885)	(12,900,000)	$(396,183,016)

MSCI Spain
Shares sold	11,175,000	$320,272,725	19,125,000	$614,707,341
Shares redeemed	(12,525,000)	(350,790,831)	(35,250,000)	(1,129,819,049)

Net decrease	(1,350,000)	$(30,518,106)	(16,125,000)	$(515,111,708)

MSCI Switzerland
Shares sold	3,750,000	$125,327,851	8,625,000	$295,601,568
Shares redeemed	(7,375,000)	(240,140,209)	(15,750,000)	(541,911,664)

Net decrease	(3,625,000)	$(114,812,358)	(7,125,000)	$(246,310,096)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Eurozone	$344,359,197
MSCI Germany	97,497,098
MSCI Italy	17,400,893
MSCI Spain	31,909,333
MSCI Switzerland	22,803,569

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Eurozone	$23,152,634
MSCI Germany	(489,869)
MSCI Italy	2,341,634
MSCI Spain	9,976,406
MSCI Switzerland	(455,027)

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares ESG MSCI EAFE ETF | ESGD | NASDAQ

▶	iShares ESG MSCI USA ETF | ESGU | NASDAQ

▶	iShares ESG MSCI USA Small-Cap ETF | ESML | Cboe BZX

▶	iShares MSCI Global Impact ETF | SDG | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® ESG MSCI EAFE ETF

Investment Objective

The iShares ESG MSCI EAFE ETF (the “Fund”) (formerly the iShares MSCI EAFE ESG Optimized ETF) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as represented by the MSCI EAFE Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.65)%	(5.59)%	10.21%	(5.59)%	29.69%
Fund Market	(3.57)	(5.30)	10.22	(5.30)	29.73
Index(a)	(3.64)	(5.57)	10.38	(5.57)	30.21
MSCI EAFE ESG Focus Index	(3.65)	(5.66)	10.34	(5.66)	30.09
MSCI EAFE Extended ESG Focus Index(b)	(3.64)	N/A	N/A	N/A	N/A

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

(a)

Index performance through May 31, 2018 reflects the performance of the MSCI EAFE ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EAFE Extended ESG Focus Index, which, effective as of June 1, 2018, replaced the MSCI EAFE ESG Focus Index as the underlying index of the Fund.

(b)	The inception date of the MSCI EAFE Extended ESG Focus Index was March 27, 2018. The cumulative total return of this index for the period March 27, 2018 through February 28, 2019 was -3.98%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$963.50	$0.97		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	19.9%
Industrials	14.6
Consumer Staples	11.5
Consumer Discretionary	10.5
Health Care	10.4
Materials	8.0
Information Technology	6.2
Energy	6.2
Communication Services	5.3
Utilities	3.7
Real Estate	3.7

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
Japan	23.8%
United Kingdom	16.8
France	11.3
Switzerland	8.6
Germany	8.5
Australia	7.1
Hong Kong	4.0
Netherlands	3.3
Spain	3.2
Sweden	2.7
Italy	2.1
Denmark	1.8
Singapore	1.4
Finland	1.1
Belgium	1.0
Norway	1.0
Other (each representing less than 1%)	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® ESG MSCI USA ETF

Investment Objective

The iShares ESG MSCI USA ETF (the “Fund”) (formerly the iShares MSCI USA ESG Optimized ETF) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.26)%	5.00%	13.43%	5.00%	32.74%
Fund Market	(3.21)	5.05	13.47	5.05	32.84
Index(a)	(3.21)	5.15	13.66	5.15	33.35
MSCI USA ESG Focus Index	(3.21)	5.08	13.63	5.08	33.27
MSCI USA Extended ESG Focus Index(b)	(3.21)	N/A	N/A	N/A	N/A

The inception date of the Fund was 12/1/16. The first day of secondary market trading was 12/2/16.

(a)

Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA Extended ESG Focus Index, which, effective as of June 1, 2018, replaced the MSCI USA ESG Focus Index as the underlying index of the Fund.

(b)	The inception date of the MSCI USA Extended ESG Focus Index was March 27, 2018. The cumulative total return of this index for the period March 27, 2018 through February 28, 2019 was 8.84%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$967.40	$0.73		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.9%
Health Care	14.3
Financials	12.7
Consumer Discretionary	10.0
Industrials	10.0
Communication Services	9.8
Consumer Staples	6.8
Energy	4.9
Utilities	3.4
Real Estate	3.4
Materials	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	3.7%
Apple Inc.	3.4
Amazon. com Inc.	2.8
Alphabet Inc., Class C	1.6
Facebook Inc., Class A	1.5
Johnson & Johnson	1.5
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.4
Alphabet Inc., Class A	1.4
Bank of America Corp.	1.2

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF

Investment Objective

The iShares ESG MSCI USA Small-Cap ETF (the “Fund”) (formerly the iShares MSCI USA Small-Cap ESG Optimized ETF) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles, as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(6.62)%	5.67%
Fund Market	(6.58)	5.86
Index	(6.58)	5.86

The inception date of the Fund was 4/10/18. The first day of secondary market trading was 4/12/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$933.80	$0.82		$1,000.00	$1,024.00	$0.85		0.17%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	16.7%
Industrials	16.5
Financials	14.5
Health Care	14.2
Consumer Discretionary	11.4
Real Estate	9.9
Materials	4.4
Energy	3.9
Utilities	3.1
Communication Services	2.7
Consumer Staples	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bright Horizons Family Solutions Inc.	0.6%
Kilroy Realty Corp.	0.6
FactSet Research Systems Inc.	0.5
Douglas Emmett Inc.	0.5
Bank of Hawaii Corp.	0.5
Brandywine Realty Trust	0.4
Cullen/Frost Bankers Inc.	0.4
Janus Henderson Group PLC	0.4
National Instruments Corp.	0.4
Teradata Corp.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Global Impact ETF

Investment Objective

The iShares MSCI Global Impact ETF (the “Fund”) seeks to track the investment results of an index composed of positive impact companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCI ACWI Sustainable Impact Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.05)%	0.11%	8.52%	0.11%	26.39%
Fund Market	0.34	0.58	8.73	0.58	27.07
Index	0.07	0.28	8.85	0.28	27.47

The inception date of the Fund was 4/20/16. The first day of secondary market trading was 4/22/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$999.50	$2.43		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	20.0%
Consumer Staples	19.7
Health Care	19.6
Consumer Discretionary	12.1
Materials	8.3
Information Technology	6.7
Real Estate	6.0
Utilities	4.8
Communication Services	2.8

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
United States	33.1%
Japan	13.1
United Kingdom	11.4
China	8.7
France	6.0
Denmark	5.4
Belgium	4.2
Taiwan	4.2
Germany	3.1
Hong Kong	2.3
Sweden	1.5
South Korea	1.5
Ireland	1.1
Spain	1.1
Other (each representing less than 1%)	3.3

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Alumina Ltd.	345,356	$626,544
Amcor Ltd./Australia	66,792	715,164
AMP Ltd.	416,669	699,596
APA Group	120,676	859,408
Aristocrat Leisure Ltd.	36,406	637,684
ASX Ltd.	15,624	775,542
Aurizon Holdings Ltd.	192,132	617,849
Australia & New Zealand Banking Group Ltd.	140,512	2,799,084
BlueScope Steel Ltd.	73,225	701,211
Brambles Ltd.	145,534	1,217,632
Caltex Australia Ltd.	32,062	652,381
Coca-Cola Amatil Ltd.	105,590	598,722
Cochlear Ltd.	4,992	605,541
Coles Group Ltd.(a)	70,720	570,055
Commonwealth Bank of Australia	80,080	4,213,148
CSL Ltd.	23,455	3,233,285
Dexus	93,235	797,311
Fortescue Metals Group Ltd.	140,296	604,870
Goodman Group	65,208	593,821
GPT Group (The)	149,115	620,614
Insurance Australia Group Ltd.	132,822	694,547
Lendlease Group	65,900	603,873
Macquarie Group Ltd.	20,384	1,865,563
Mirvac Group	424,699	776,531
National Australia Bank Ltd.	126,913	2,269,045
Newcrest Mining Ltd.	44,349	767,347
Origin Energy Ltd.(a)	139,090	728,313
Ramsay Health Care Ltd.	15,110	696,386
Rio Tinto Ltd.	24,586	1,682,003
Santos Ltd.	134,074	660,078
Stockland	350,719	873,317
Sydney Airport	175,288	897,902
Tabcorp Holdings Ltd.	198,774	667,492
Telstra Corp. Ltd.	286,781	638,615
Transurban Group	204,366	1,813,091
Treasury Wine Estates Ltd.	58,058	618,754
Wesfarmers Ltd.	33,536	791,648
Westpac Banking Corp.	184,106	3,531,281
Woodside Petroleum Ltd.	69,320	1,787,767
Woolworths Group Ltd.	30,485	621,811
WorleyParsons Ltd.	56,698	601,436

		45,726,262

Austria — 0.3%
OMV AG	26,170	1,378,836
voestalpine AG	21,866	677,746

		2,056,582

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	40,160	3,134,806
KBC Group NV	18,036	1,337,409
Solvay SA	6,671	747,625
UCB SA	9,295	779,845
Umicore SA	15,745	681,296

		6,680,981

Denmark — 1.8%
AP Moller - Maersk A/S, Class A	489	629,506
Carlsberg A/S, Class B	7,091	859,928
Chr Hansen Holding A/S	6,685	681,733
Coloplast A/S, Class B	8,749	872,991

Security	Shares	Value

Denmark (continued)
Genmab A/S(a)	4,273	$739,198
Novo Nordisk A/S, Class B	99,128	4,869,183
Novozymes A/S, Class B	13,988	635,750
Orsted A/S(b)	13,857	1,006,659
Pandora A/S	12,833	674,133
Vestas Wind Systems A/S	10,868	905,625

		11,874,706

Finland — 1.0%
Fortum OYJ	28,288	628,770
Kone OYJ, Class B	13,108	641,374
Neste OYJ	10,994	1,057,845
Nokia OYJ	316,377	1,915,135
Nordea Bank Abp	81,248	737,250
UPM-Kymmene OYJ	37,481	1,131,864
Wartsila OYJ Abp	42,557	692,004

		6,804,242

France — 11.3%
Air Liquide SA	15,026	1,876,124
Airbus SE	23,132	2,992,272
Atos SE	8,040	772,878
AXA SA	128,476	3,261,662
BNP Paribas SA	50,158	2,573,314
Bouygues SA	18,221	689,880
Capgemini SE	9,226	1,105,194
Carrefour SA	30,693	629,102
Cie. de Saint-Gobain	27,485	990,869
Cie. Generale des Etablissements Michelin SCA	11,073	1,330,232
CNP Assurances	30,005	694,268
Credit Agricole SA	52,849	675,933
Danone SA	45,057	3,403,156
Dassault Systemes SE	6,466	947,229
Edenred	15,293	679,500
Electricite de France SA	41,124	597,993
Engie SA	65,428	987,163
EssilorLuxottica SA	13,997	1,696,642
Gecina SA	5,536	822,022
Getlink SE	45,181	667,790
Imerys SA	11,444	651,304
JCDecaux SA	19,827	611,837
Kering SA	4,208	2,300,472
L’Oreal SA	16,705	4,220,980
LVMH Moet Hennessy Louis Vuitton SE	13,077	4,497,018
Natixis SA	151,679	834,568
Orange SA	135,872	2,079,403
Pernod Ricard SA	12,866	2,218,089
Peugeot SA	43,861	1,116,760
Renault SA	10,974	752,640
Rexel SA	52,580	656,207
Safran SA	11,549	1,576,787
Sanofi	59,245	4,958,480
Schneider Electric SE	37,250	2,902,143
SES SA	31,667	636,986
Societe Generale SA	27,561	847,361
STMicroelectronics NV	44,777	732,692
Teleperformance	5,354	957,167
Thales SA	5,555	684,733
TOTAL SA	132,968	7,569,023
Unibail-Rodamco-Westfield	10,515	1,700,228
Valeo SA	21,592	682,284

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	10,423	$996,019
Vivendi SA	44,976	1,316,205
Wendel SA	5,130	647,826

		73,540,435

Germany — 8.5%
adidas AG	10,101	2,456,830
Allianz SE, Registered	25,622	5,706,784
BASF SE	49,847	3,802,406
Bayerische Motoren Werke AG	18,678	1,580,473
Beiersdorf AG	6,722	624,288
Brenntag AG	13,269	658,771
Continental AG	5,543	908,902
Covestro AG(b)	10,920	623,471
Daimler AG, New, Registered	1,668	100,020
Daimler AG, Registered	41,767	2,504,515
Deutsche Bank AG, Registered	90,588	841,828
Deutsche Boerse AG	12,815	1,621,221
Deutsche Post AG, Registered	64,961	2,020,891
Deutsche Telekom AG, Registered	77,534	1,278,852
Deutsche Wohnen SE	22,084	1,031,030
E.ON SE	117,590	1,296,820
Fraport AG Frankfurt Airport Services Worldwide	8,143	654,820
Fresenius Medical Care AG & Co. KGaA	9,674	758,768
Fresenius SE & Co. KGaA	17,102	962,603
HeidelbergCement AG	12,402	912,857
Henkel AG & Co. KGaA	15,393	1,447,814
HOCHTIEF AG	4,403	698,910
Infineon Technologies AG	54,212	1,191,721
Merck KGaA	18,047	1,865,541
MTU Aero Engines AG	3,785	812,431
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,166	1,925,746
OSRAM Licht AG	14,008	607,730
ProSiebenSat.1 Media SE	35,409	646,737
Puma SE	1,248	704,154
QIAGEN NV(a)	19,411	743,113
RWE AG	25,541	624,133
SAP SE	60,284	6,466,399
Siemens AG, Registered	47,689	5,220,195
thyssenkrupp AG	43,695	654,285
Vonovia SE	12,376	600,907
Wirecard AG	5,367	736,424

		55,292,390

Hong Kong — 4.0%
AIA Group Ltd.	561,600	5,616,143
BOC Hong Kong Holdings Ltd.	312,000	1,303,677
CK Asset Holdings Ltd.	104,000	863,156
CK Hutchison Holdings Ltd.	52,000	553,466
CLP Holdings Ltd.	135,500	1,605,327
Galaxy Entertainment Group Ltd.	104,000	738,618
Hang Seng Bank Ltd.	72,800	1,803,817
Hong Kong Exchanges & Clearing Ltd.	68,100	2,347,558
Hysan Development Co. Ltd.	104,000	549,160
Link REIT	104,000	1,175,826
Melco Resorts & Entertainment Ltd., ADR	29,962	690,324
MTR Corp. Ltd.	314,000	1,804,046
Sands China Ltd.	208,000	1,038,702
Sun Hung Kai Properties Ltd.	104,000	1,722,337
Swire Pacific Ltd., Class A	104,000	1,236,770

Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	291,200	$1,168,539
Techtronic Industries Co. Ltd.	104,000	694,897
WH Group Ltd.(b)	624,000	554,063
Wharf Real Estate Investment Co. Ltd.	104,000	730,668

		26,197,094

Ireland — 0.6%
CRH PLC	59,765	1,894,635
Kerry Group PLC, Class A	10,001	1,030,627
Paddy Power Betfair PLC	7,845	635,144

		3,560,406

Israel — 0.5%
Bank Hapoalim BM	193,408	1,331,860
Bank Leumi Le-Israel BM	95,732	633,343
Teva Pharmaceutical Industries Ltd., ADR(a)	46,334	779,801
Wix.com Ltd.(a)	5,616	613,548

		3,358,552

Italy — 2.1%
Assicurazioni Generali SpA	67,327	1,203,262
CNH Industrial NV	75,970	823,893
Enel SpA	437,903	2,652,767
Eni SpA	117,261	2,025,043
Ferrari NV	5,096	656,589
Fiat Chrysler Automobiles NV(a)	43,319	640,368
Intesa Sanpaolo SpA	1,212,266	2,994,105
Snam SpA	138,879	687,125
Terna Rete Elettrica Nazionale SpA	107,545	669,620
UniCredit SpA	73,238	997,918

		13,350,690

Japan — 23.7%
Aeon Co. Ltd.	52,000	1,095,868
Ajinomoto Co. Inc.	41,600	629,307
Alfresa Holdings Corp.	20,900	605,484
Asahi Group Holdings Ltd.	20,800	898,182
Asahi Kasei Corp.	104,100	1,135,262
Astellas Pharma Inc.	145,600	2,247,697
Benesse Holdings Inc.	20,800	565,217
Bridgestone Corp.	31,200	1,231,240
Canon Inc.	31,200	897,154
Central Japan Railway Co.	10,400	2,333,273
Chugai Pharmaceutical Co. Ltd.	20,800	1,414,445
Daifuku Co. Ltd.	10,500	515,002
Dai-ichi Life Holdings Inc.	41,600	629,867
Daiichi Sankyo Co. Ltd.	31,200	1,167,898
Daikin Industries Ltd.	20,800	2,259,001
Daiwa House Industry Co. Ltd.	41,800	1,293,577
Denso Corp.	41,600	1,787,021
East Japan Railway Co.	10,400	995,904
Eisai Co. Ltd.	20,800	1,718,074
FANUC Corp.	4,875	807,537
Fast Retailing Co. Ltd.	2,400	1,124,542
FUJIFILM Holdings Corp.	20,800	932,562
Fujitsu Ltd.	10,400	701,524
Hankyu Hanshin Holdings Inc.	20,800	754,869
Hitachi Chemical Co. Ltd.	31,200	566,712
Hitachi Ltd.	41,600	1,246,281
Hitachi Metals Ltd.	83,300	848,565
Honda Motor Co. Ltd.	114,400	3,240,237
Hoya Corp.	20,800	1,271,506
Idemitsu Kosan Co. Ltd.	20,800	738,052

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Inpex Corp.	135,200	$1,315,322
ITOCHU Corp.	72,800	1,306,633
Japan Post Holdings Co. Ltd.	52,000	632,950
JFE Holdings Inc.	31,200	544,150
JXTG Holdings Inc.	312,200	1,460,317
Kajima Corp.	41,600	615,853
Kansai Electric Power Co. Inc. (The)	52,000	777,991
Kao Corp.	20,800	1,574,014
Kawasaki Heavy Industries Ltd.	20,800	534,387
KDDI Corp.	124,800	3,014,057
Keio Corp.	10,400	610,995
Keyence Corp.	3,900	2,274,766
Kikkoman Corp.	10,400	517,571
Kirin Holdings Co. Ltd.	52,000	1,162,666
Komatsu Ltd.	62,400	1,530,852
Konica Minolta Inc.	62,400	605,390
Kubota Corp.	72,800	982,591
Kyocera Corp.	20,800	1,147,438
Kyowa Hakko Kirin Co. Ltd.	31,500	601,590
Kyushu Railway Co.	20,800	711,894
Lawson Inc.	10,400	630,614
Mitsubishi Chemical Holdings Corp.	104,000	767,855
Mitsubishi Corp.	62,400	1,759,554
Mitsubishi Electric Corp.	114,400	1,432,569
Mitsubishi Estate Co. Ltd.	52,000	893,604
Mitsubishi Heavy Industries Ltd.	20,800	846,612
Mitsubishi UFJ Financial Group Inc.	655,200	3,394,303
Mitsui Fudosan Co. Ltd.	41,600	985,627
Mizuho Financial Group Inc.	1,595,700	2,511,378
MS&AD Insurance Group Holdings Inc.	31,200	936,953
Murata Manufacturing Co. Ltd.	10,400	1,618,577
Nagoya Railroad Co. Ltd.	20,800	572,691
NEC Corp.	16,800	560,654
NGK Insulators Ltd.	41,700	636,438
Nidec Corp.	10,400	1,258,893
Nintendo Co. Ltd.	5,708	1,560,829
Nippon Express Co. Ltd.	10,400	613,798
Nippon Steel & Sumitomo Metal Corp.	52,000	935,879
Nippon Telegraph & Telephone Corp.	31,200	1,345,591
Nissin Foods Holdings Co. Ltd.	10,400	722,170
Nitori Holdings Co. Ltd.	2,500	311,826
Nitto Denko Corp.	10,400	555,128
Nomura Holdings Inc.	266,300	1,030,082
NTT Data Corp.	62,400	682,185
NTT DOCOMO Inc.	135,200	3,147,420
Obayashi Corp.	72,800	709,558
Omron Corp.	20,800	897,808
Ono Pharmaceutical Co. Ltd.	31,200	641,405
Oriental Land Co. Ltd./Japan	10,400	1,142,580
ORIX Corp.	83,200	1,204,801
Osaka Gas Co. Ltd.	42,900	878,656
Otsuka Holdings Co. Ltd.	31,200	1,301,028
Panasonic Corp.	176,800	1,627,920
Rakuten Inc.	93,600	736,558
Recruit Holdings Co. Ltd.	62,600	1,751,136
Resona Holdings Inc.	156,100	705,759
Rohm Co. Ltd.	10,400	656,773
Santen Pharmaceutical Co. Ltd.	41,600	648,365
Secom Co. Ltd.	10,400	898,742
Sekisui Chemical Co. Ltd.	62,400	979,274

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	72,800	$1,094,420
Seven & i Holdings Co. Ltd.	31,200	1,371,657
Shimadzu Corp.	20,800	512,900
Shimizu Corp.	83,200	730,952
Shin-Etsu Chemical Co. Ltd.	11,600	966,076
Shionogi & Co. Ltd.	20,800	1,329,616
Shiseido Co. Ltd.	14,400	950,514
SMC Corp./Japan	900	313,286
SoftBank Group Corp.	41,600	3,841,610
Sohgo Security Services Co. Ltd.	10,400	449,371
Sompo Holdings Inc.	31,300	1,168,830
Sony Corp.	72,800	3,492,857
Stanley Electric Co. Ltd.	20,800	597,916
Subaru Corp.	31,200	792,192
Sumitomo Chemical Co. Ltd.	285,800	1,417,190
Sumitomo Corp.	41,600	598,103
Sumitomo Dainippon Pharma Co. Ltd.	31,600	779,781
Sumitomo Metal Mining Co. Ltd.	20,800	609,874
Sumitomo Mitsui Financial Group Inc.	72,800	2,577,952
Sumitomo Mitsui Trust Holdings Inc.	41,700	1,580,420
Suntory Beverage & Food Ltd.	10,400	458,714
Suzuki Motor Corp.	10,400	532,612
Sysmex Corp.	10,400	625,850
T&D Holdings Inc.	52,000	624,308
Taisei Corp.	10,400	491,412
Takeda Pharmaceutical Co. Ltd.	78,894	3,167,241
TDK Corp.	10,400	812,792
Teijin Ltd.	52,000	872,116
Terumo Corp.	10,400	637,154
Tokio Marine Holdings Inc.	41,600	2,027,682
Tokyo Electron Ltd.	10,400	1,415,379
Tokyo Gas Co. Ltd.	31,200	859,037
Tokyu Corp.	72,800	1,234,042
Toray Industries Inc.	145,600	1,014,308
Toyota Motor Corp.	116,000	6,978,548
Unicharm Corp.	31,200	993,568
West Japan Railway Co.	10,400	783,924
Yakult Honsha Co. Ltd.	10,400	697,880
Yamaguchi Financial Group Inc.	62,400	581,847
Yamaha Corp.	11,200	551,347
Yamaha Motor Co. Ltd.	31,200	632,576
Yaskawa Electric Corp.	22,400	636,867
Yokogawa Electric Corp.	31,300	602,832

		154,472,433

Netherlands — 3.3%
ABN AMRO Group NV, CVA(b)	27,572	669,368
Aegon NV	121,576	654,538
Akzo Nobel NV	13,538	1,229,096
ASML Holding NV	21,969	4,030,596
Heineken Holding NV	6,881	666,401
Heineken NV	11,171	1,127,030
ING Groep NV	163,560	2,166,412
Koninklijke Ahold Delhaize NV	54,458	1,406,107
Koninklijke DSM NV	11,549	1,241,441
Koninklijke Philips NV	39,957	1,592,467
Koninklijke Vopak NV	13,351	653,568
NXP Semiconductors NV	13,282	1,212,912
Randstad NV	12,541	670,467
Unilever NV, CVA	64,430	3,489,676

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	10,880	$718,318

		21,528,397

New Zealand — 0.2%
Auckland International Airport Ltd.	166,246	880,315
Ryman Healthcare Ltd.	84,728	635,164

		1,515,479

Norway — 1.0%
Equinor ASA	139,852	3,147,586
Mowi ASA(a)	27,136	626,772
Norsk Hydro ASA	161,118	668,120
Orkla ASA	94,652	746,682
Telenor ASA	49,826	972,745

		6,161,905

Portugal — 0.4%
EDP - Energias de Portugal SA	173,398	636,771
Galp Energia SGPS SA	99,112	1,628,554

		2,265,325

Singapore — 1.4%
CapitaLand Ltd.	442,900	1,121,017
City Developments Ltd.	124,800	823,872
DBS Group Holdings Ltd.	125,600	2,308,987
Keppel Corp. Ltd.	197,700	901,297
Oversea-Chinese Banking Corp. Ltd.	136,700	1,118,933
Singapore Airlines Ltd.	83,700	620,069
Singapore Telecommunications Ltd.	523,300	1,169,602
United Overseas Bank Ltd.	40,200	744,378

		8,808,155

Spain — 3.2%
Amadeus IT Group SA	24,055	1,813,314
Banco Bilbao Vizcaya Argentaria SA	436,975	2,723,773
Banco Santander SA	655,069	3,204,504
CaixaBank SA	185,473	662,318
Ferrovial SA	36,026	831,123
Iberdrola SA	376,119	3,148,765
Industria de Diseno Textil SA	61,483	1,858,085
Naturgy Energy Group SA	36,040	979,595
Red Electrica Corp. SA	37,925	820,519
Repsol SA	185,726	3,198,730
Telefonica SA	157,937	1,364,828

		20,605,554

Sweden — 2.7%
Assa Abloy AB, Class B	51,010	1,055,766
Atlas Copco AB, Class A	56,179	1,523,048
Boliden AB	43,642	1,194,982
Epiroc AB, Class A(a)	64,688	649,844
Essity AB, Class B	43,093	1,203,058
Hennes & Mauritz AB, Class B	53,293	807,013
ICA Gruppen AB	17,232	662,719
Investor AB, Class B	14,592	652,085
Kinnevik AB, Class B	26,447	670,437
Lundin Petroleum AB	20,203	660,980
Sandvik AB	57,223	940,729
Skandinaviska Enskilda Banken AB, Class A	96,850	986,473
Skanska AB, Class B	36,831	664,743
SKF AB, Class B	38,661	651,072
Svenska Handelsbanken AB, Class A	61,056	696,832
Swedbank AB, Class A	47,144	866,710
Tele2 AB, Class B	50,507	665,624

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	134,029	$1,227,514
Telia Co. AB	211,294	917,674
Volvo AB, Class B	71,515	1,053,662

		17,750,965

Switzerland — 8.6%
ABB Ltd., Registered	105,876	2,100,622
Adecco Group AG, Registered	15,111	786,646
Barry Callebaut AG, Registered	420	724,734
Chocoladefabriken Lindt & Spruengli AG, Registered	5	370,408
Clariant AG, Registered	29,503	635,253
Coca-Cola HBC AG(a)	24,297	819,570
Credit Suisse Group AG, Registered	111,971	1,387,555
Geberit AG, Registered	2,762	1,104,578
Givaudan SA, Registered	1,040	2,606,786
Julius Baer Group Ltd.	15,344	671,396
Kuehne + Nagel International AG, Registered	9,362	1,224,052
LafargeHolcim Ltd., Registered	21,950	1,088,466
Lonza Group AG, Registered	6,300	1,754,919
Nestle SA, Registered	157,827	14,315,647
Roche Holding AG, NVS	34,908	9,716,913
SGS SA, Registered	520	1,328,448
Sika AG, Registered	7,222	978,689
Sonova Holding AG, Registered	4,264	798,911
Swatch Group AG (The), Bearer	2,240	664,445
Swiss Re AG	30,838	3,059,035
Swisscom AG, Registered	3,277	1,520,078
Temenos AG, Registered	4,784	694,885
UBS Group AG, Registered	260,185	3,316,954
Vifor Pharma AG	4,857	609,197
Zurich Insurance Group AG	10,576	3,503,393

		55,781,580

United Kingdom — 16.8%
3i Group PLC	76,550	963,006
Anglo American PLC	73,553	1,960,082
Antofagasta PLC	70,538	878,930
Ashtead Group PLC	25,917	690,478
Associated British Foods PLC	23,634	705,100
AstraZeneca PLC	69,601	5,683,260
Aviva PLC	293,726	1,653,379
BAE Systems PLC	154,455	957,353
Barclays PLC	726,448	1,586,194
Barratt Developments PLC	109,057	868,890
Berkeley Group Holdings PLC	15,606	819,923
BP PLC	1,355,448	9,634,600
British Land Co. PLC (The)	152,672	1,226,943
BT Group PLC	465,425	1,329,126
Bunzl PLC	17,784	561,321
Burberry Group PLC	27,356	687,518
Centrica PLC	343,867	569,435
Coca-Cola European Partners PLC	26,282	1,238,933
Compass Group PLC	72,219	1,599,374
Croda International PLC	20,732	1,326,664
DCC PLC	9,605	833,609
Diageo PLC	147,716	5,724,360
easyJet PLC	39,318	641,944
Experian PLC	32,182	840,482
Ferguson PLC	21,550	1,496,530
GlaxoSmithKline PLC	255,680	5,092,359
Glencore PLC	518,366	2,095,671

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hammerson PLC	125,605	$637,696
HSBC Holdings PLC	851,983	6,945,523
Informa PLC	101,649	953,454
InterContinental Hotels Group PLC	15,400	923,705
Intertek Group PLC	11,392	770,656
Investec PLC	103,626	679,241
ITV PLC	365,872	637,994
J Sainsbury PLC	195,438	595,290
John Wood Group PLC	93,211	645,192
Johnson Matthey PLC	16,798	691,070
Kingfisher PLC	254,653	820,027
Legal & General Group PLC	376,314	1,404,502
Lloyds Banking Group PLC	2,697,799	2,280,033
London Stock Exchange Group PLC	14,500	869,241
Marks & Spencer Group PLC	219,487	796,995
Meggitt PLC	94,189	675,514
Micro Focus International PLC	28,496	709,346
Mondi PLC	32,722	752,304
National Grid PLC	228,233	2,573,994
Next PLC	9,633	651,918
Pearson PLC	53,911	606,642
Prudential PLC	107,272	2,268,652
Reckitt Benckiser Group PLC	32,782	2,514,605
RELX PLC	135,766	3,122,270
Rio Tinto PLC	66,803	3,852,739
Rolls-Royce Holdings PLC	65,321	829,737
Royal Bank of Scotland Group PLC	185,536	655,698
Royal Mail PLC	175,816	661,336
Schroders PLC	26,453	962,314
Segro PLC	137,727	1,210,891
Smith & Nephew PLC	31,928	610,045
Smiths Group PLC	35,212	669,982
SSE PLC	80,531	1,273,054
Standard Chartered PLC	193,593	1,549,109
Standard Life Aberdeen PLC	202,026	663,054
Taylor Wimpey PLC	306,554	739,654
Tesco PLC	460,787	1,385,138
Unilever PLC	59,122	3,151,819
United Utilities Group PLC	61,918	691,965
Vodafone Group PLC	1,433,897	2,561,024

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	12,240	$790,089
Wm Morrison Supermarkets PLC	201,157	615,653
WPP PLC	91,265	1,002,452

		109,067,081

Total Common Stocks — 99.4% (Cost: $633,252,367)		646,399,214

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	5,139	379,781
Sartorius AG, Preference Shares, NVS	3,917	621,764

		1,001,545

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,203,072	656,338

Total Preferred Stocks — 0.2% (Cost: $1,597,431)		1,657,883

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	134,502	134,502

Total Short-Term Investments — 0.0% (Cost: $134,502)		134,502

Total Investments in Securities — 99.6% (Cost: $634,984,300)		648,191,599

Other Assets, Less Liabilities — 0.4%		2,327,704

Net Assets — 100.0%		$650,519,303

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	318,295	(318,295)	—	$—	$36,533	(b)	$101		$(63)
BlackRock Cash Funds: Treasury, SL Agency Shares	196,954	(62,452)	134,502	134,502	4,180		—		—

				$134,502	$40,713		$101		$(63)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EAFE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$646,399,214	$—	$—	$646,399,214
Preferred Stocks	1,657,883	—	—	1,657,883
Money Market Funds	134,502	—	—	134,502

	$648,191,599	$—	$—	$648,191,599

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Harris Corp.	1,683	$277,577
Huntington Ingalls Industries Inc.	1,478	309,508
L3 Technologies Inc.	2,021	427,947
Raytheon Co.	5,268	982,482
Spirit AeroSystems Holdings Inc., Class A	1,849	182,681
TransDigm Group Inc.(a)	366	158,877
United Technologies Corp.	7,563	950,442

		3,289,514

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	1,750	158,165
Expeditors International of Washington Inc.	5,862	439,357
FedEx Corp.	899	162,719
United Parcel Service Inc., Class B	5,261	579,762

		1,340,003

Airlines — 0.1%
Delta Air Lines Inc.	3,155	156,425

Auto Components — 0.1%
Aptiv PLC	1,991	165,472

Automobiles — 0.4%
Ford Motor Co.	18,872	165,507
General Motors Co.	4,123	162,776
Tesla Inc.(a)(b)	1,077	344,511

		672,794

Banks — 5.2%
Bank of America Corp.	64,198	1,866,878
BB&T Corp.	8,025	409,034
Citigroup Inc.	17,144	1,096,873
Citizens Financial Group Inc.	5,103	188,505
Comerica Inc.	3,393	295,564
JPMorgan Chase & Co.	22,605	2,359,058
KeyCorp.	19,713	348,132
M&T Bank Corp.	936	161,984
People’s United Financial Inc.	14,144	251,197
PNC Financial Services Group Inc. (The)	5,043	635,519
SVB Financial Group(a)(b)	653	161,396
U.S. Bancorp.	8,283	428,148
Zions Bancorp. N.A.	5,717	292,139

		8,494,427

Beverages — 2.1%
Coca-Cola Co. (The)	30,930	1,402,366
Constellation Brands Inc., Class A	921	155,796
Molson Coors Brewing Co., Class B	4,446	274,141
PepsiCo Inc.	13,348	1,543,563

		3,375,866

Biotechnology — 2.6%
AbbVie Inc.	10,395	823,700
Amgen Inc.	4,980	946,598
Biogen Inc.(a)	1,588	520,880
BioMarin Pharmaceutical Inc.(a)	1,715	159,941
Celgene Corp.(a)	4,715	391,911
Gilead Sciences Inc.	11,872	771,917
Regeneron Pharmaceuticals Inc.(a)	380	163,681
Vertex Pharmaceuticals Inc.(a)	2,324	438,655

		4,217,283

Security	Shares	Value

Building Products — 0.8%
Allegion PLC	2,217	$199,441
Fortune Brands Home & Security Inc.	3,400	160,208
Johnson Controls International PLC	15,277	538,820
Lennox International Inc.	700	171,675
Owens Corning	2,947	147,144

		1,217,288

Capital Markets — 3.3%
Ameriprise Financial Inc.	1,660	218,506
Bank of New York Mellon Corp. (The)	11,284	592,184
BlackRock Inc.(c)	1,553	688,321
Charles Schwab Corp. (The)	5,901	271,505
CME Group Inc.	2,664	484,608
Franklin Resources Inc.	4,966	161,941
Goldman Sachs Group Inc. (The)	2,465	484,866
Intercontinental Exchange Inc.	4,261	328,736
Moody’s Corp.	1,754	303,652
Morgan Stanley	12,465	523,281
Northern Trust Corp.	5,235	487,902
S&P Global Inc.	1,514	303,360
State Street Corp.	3,724	267,644
T Rowe Price Group Inc.	1,913	192,123

		5,308,629

Chemicals — 2.3%
Axalta Coating Systems Ltd.(a)	7,419	198,310
DowDuPont Inc.	16,775	892,933
Ecolab Inc.	6,145	1,037,952
International Flavors & Fragrances Inc.	2,416	308,040
Linde PLC	3,581	620,373
Mosaic Co. (The)	7,148	223,518
PPG Industries Inc.	1,692	189,453
Sherwin-Williams Co. (The)	567	245,624

		3,716,203

Commercial Services & Supplies — 0.1%
Copart Inc.(a)(b)	3,665	215,026

Communications Equipment — 1.2%
Cisco Systems Inc.	32,073	1,660,419
Motorola Solutions Inc.	2,364	338,336

		1,998,755

Construction & Engineering — 0.1%
Fluor Corp.	4,438	166,869

Consumer Finance — 0.8%
Ally Financial Inc.	5,967	161,646
American Express Co.	8,690	936,261
Capital One Financial Corp.	2,482	207,445

		1,305,352

Containers & Packaging — 0.3%
Ball Corp.	4,430	242,675
International Paper Co.	3,418	156,613

		399,288

Distributors — 0.1%
LKQ Corp.(a)	5,936	164,427

Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B(a)	7,509	1,511,562

Diversified Telecommunication Services — 2.0%
AT&T Inc.	50,229	1,563,126
CenturyLink Inc.	11,729	154,706

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	27,574	$1,569,512

		3,287,344

Electric Utilities — 2.2%
American Electric Power Co. Inc.	3,558	288,732
Entergy Corp.	1,935	180,593
Eversource Energy	5,110	356,729
Exelon Corp.	11,707	568,843
NextEra Energy Inc.	6,244	1,172,124
Southern Co. (The)	10,037	498,738
Xcel Energy Inc.	8,346	457,862

		3,523,621

Electrical Equipment — 0.2%
Eaton Corp. PLC	2,209	176,212
Rockwell Automation Inc.	1,064	189,988

		366,200

Electronic Equipment, Instruments & Components — 0.8%
Corning Inc.	6,927	241,129
Keysight Technologies Inc.(a)	3,394	286,487
TE Connectivity Ltd.	6,586	540,645
Trimble Inc.(a)(b)	6,566	262,706

		1,330,967

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	10,653	281,026
Halliburton Co.	5,060	155,291
National Oilwell Varco Inc.	6,664	187,525
Schlumberger Ltd.	6,144	270,705
TechnipFMC PLC	9,772	217,818

		1,112,365

Entertainment — 1.8%
Activision Blizzard Inc.	3,614	152,294
Electronic Arts Inc.(a)	1,508	144,436
Netflix Inc.(a)	2,937	1,051,740
Twenty-First Century Fox Inc., Class A, NVS	4,401	221,942
Twenty-First Century Fox Inc., Class B	3,297	165,378
Walt Disney Co. (The)	10,217	1,152,886

		2,888,676

Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	4,818	848,691
Boston Properties Inc.	2,829	375,380
Crown Castle International Corp.	1,980	235,125
Digital Realty Trust Inc.	1,775	200,788
Equinix Inc.	894	378,609
HCP Inc.	7,186	221,113
Host Hotels & Resorts Inc.	9,824	192,649
Iron Mountain Inc.	8,425	298,413
Kimco Realty Corp.	9,074	159,612
Liberty Property Trust	7,696	364,252
Prologis Inc.	8,550	599,013
SBA Communications Corp.(a)	1,099	198,435
Simon Property Group Inc.	1,797	325,544
UDR Inc.	5,321	236,359
Weyerhaeuser Co.	13,344	332,132

		4,966,115

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	2,747	600,879
Kroger Co. (The)	8,379	245,756
Sysco Corp.	3,591	242,572

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	5,172	$368,195

		1,457,402

Food Products — 1.7%
Archer-Daniels-Midland Co.	5,400	229,500
Bunge Ltd.	4,969	263,754
Campbell Soup Co.	4,737	170,627
Conagra Brands Inc.	6,578	153,728
General Mills Inc.	7,911	372,845
Hormel Foods Corp.	4,099	177,733
Kellogg Co.	6,468	363,890
Kraft Heinz Co. (The)	5,352	177,633
Lamb Weston Holdings Inc.	2,319	160,730
McCormick & Co. Inc./MD, NVS	2,015	274,000
Mondelez International Inc., Class A	9,827	463,441

		2,807,881

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	9,280	720,314
ABIOMED Inc.(a)	445	148,853
Align Technology Inc.(a)	677	175,323
Becton Dickinson and Co.	2,175	541,118
Cooper Companies Inc. (The)	685	195,903
DENTSPLY SIRONA Inc.	4,159	173,680
DexCom Inc.(a)	1,085	151,173
Edwards Lifesciences Corp.(a)	2,480	419,839
Hologic Inc.(a)	3,482	164,176
IDEXX Laboratories Inc.(a)	1,627	343,346
Intuitive Surgical Inc.(a)	397	217,401
Medtronic PLC	6,112	553,136
ResMed Inc.	2,287	234,257
Varian Medical Systems Inc.(a)	1,214	163,113

		4,201,632

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	1,860	154,938
Anthem Inc.	1,076	323,585
Cardinal Health Inc.	5,511	299,468
Centene Corp.(a)	2,482	151,129
Cigna Corp.	3,021	526,983
CVS Health Corp.	9,163	529,896
DaVita Inc.(a)	2,727	155,166
HCA Healthcare Inc.	2,343	325,771
Henry Schein Inc.(a)	4,916	291,519
Humana Inc.	1,060	302,142
Laboratory Corp. of America Holdings(a)	1,108	164,250
Quest Diagnostics Inc.	3,607	312,186
UnitedHealth Group Inc.	5,808	1,406,814

		4,943,847

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill Inc.(a)	266	161,603
Hilton Worldwide Holdings Inc.	5,241	435,527
Marriott International Inc./MD, Class A	1,906	238,764
McDonald’s Corp.	4,431	814,595
MGM Resorts International	5,713	152,823
Royal Caribbean Cruises Ltd.	1,366	161,844
Starbucks Corp.	8,723	612,878
Vail Resorts Inc.	890	185,467

		2,763,501

Household Durables — 0.2%
Mohawk Industries Inc.(a)(b)	1,444	196,557

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Newell Brands Inc.	9,391	$152,416

		348,973

Household Products — 2.0%
Clorox Co. (The)	2,106	332,811
Colgate-Palmolive Co.	7,782	512,601
Kimberly-Clark Corp.	3,958	462,413
Procter & Gamble Co. (The)	18,864	1,859,047

		3,166,872

Industrial Conglomerates — 2.2%
3M Co.	6,309	1,308,423
General Electric Co.	63,215	656,804
Honeywell International Inc.	9,531	1,468,441
Roper Technologies Inc.	626	202,605

		3,636,273

Insurance — 2.4%
Allstate Corp. (The)	4,555	429,901
American International Group Inc.	6,750	291,600
Aon PLC	937	160,724
Chubb Ltd.	3,288	440,263
Marsh & McLennan Companies Inc.	6,716	624,722
Principal Financial Group Inc.	3,175	167,132
Progressive Corp. (The)	5,422	395,264
Prudential Financial Inc.	5,763	552,384
Travelers Companies Inc. (The)	4,777	634,911
Willis Towers Watson PLC	1,002	172,364

		3,869,265

Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)	1,980	2,230,569
Alphabet Inc., Class C, NVS(a)	2,259	2,529,899
Facebook Inc., Class A(a)	15,358	2,479,549
Twitter Inc.(a)	5,160	158,825

		7,398,842

Internet & Direct Marketing Retail — 3.5%
Amazon.com Inc.(a)	2,716	4,453,778
Booking Holdings Inc.(a)(b)	318	539,659
eBay Inc.	4,924	182,927
MercadoLibre Inc.(a)	444	203,703
Wayfair Inc., Class A(a)	1,320	218,697

		5,598,764

IT Services — 4.9%
Accenture PLC, Class A	7,248	1,169,682
Akamai Technologies Inc.(a)	2,299	160,148
Automatic Data Processing Inc.	3,767	576,464
Cognizant Technology Solutions Corp., Class A	4,035	286,404
DXC Technology Co.	2,462	162,147
International Business Machines Corp.	7,715	1,065,673
Jack Henry & Associates Inc.	1,241	164,594
Mastercard Inc., Class A	6,468	1,453,813
PayPal Holdings Inc.(a)	7,785	763,475
Square Inc., Class A(a)	2,131	173,123
Visa Inc., Class A	12,594	1,865,423
Western Union Co. (The)	9,056	161,831

		8,002,777

Leisure Products — 0.2%
Hasbro Inc.	2,367	200,958
Mattel Inc.(a)	11,661	168,152

		369,110

Security	Shares	Value

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	5,830	$463,135
Illumina Inc.(a)	808	252,718
IQVIA Holdings Inc.(a)	1,905	266,891
Mettler-Toledo International Inc.(a)	357	243,085
Thermo Fisher Scientific Inc.	1,880	487,992
Waters Corp.(a)	1,342	325,059

		2,038,880

Machinery — 1.8%
Caterpillar Inc.	4,925	676,399
Cummins Inc.	2,488	383,376
Deere & Co.	2,376	389,759
Flowserve Corp.	3,373	149,795
Illinois Tool Works Inc.	1,166	167,997
Ingersoll-Rand PLC	4,320	456,019
PACCAR Inc.	2,367	160,483
Parker-Hannifin Corp.	1,658	292,073
Wabtec Corp.	368	26,960
Xylem Inc./NY	3,450	260,648

		2,963,509

Media — 1.4%
Charter Communications Inc., Class A(a)	994	342,841
Comcast Corp., Class A	28,145	1,088,367
Discovery Inc., Class C, NVS(a)(b)	5,829	158,840
Liberty Broadband Corp., Class C, NVS(a)	1,810	161,995
Liberty Global PLC, Class C, NVS(a)	10,281	261,035
Omnicom Group Inc.	3,132	237,092

		2,250,170

Metals & Mining — 0.3%
Newmont Mining Corp.	6,220	212,226
Nucor Corp.	3,094	187,404

		399,630

Multi-Utilities — 1.2%
CMS Energy Corp.	8,558	465,555
Consolidated Edison Inc.	5,668	467,327
Dominion Energy Inc.	4,751	352,001
Public Service Enterprise Group Inc.	4,165	244,944
Sempra Energy	3,771	454,179

		1,984,006

Multiline Retail — 0.3%
Nordstrom Inc.	3,626	171,437
Target Corp.	4,869	353,684

		525,121

Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy Inc.(a)	2,788	179,687
ConocoPhillips	12,735	864,070
Devon Energy Corp.	5,671	167,351
EOG Resources Inc.	1,608	151,152
Exxon Mobil Corp.	29,026	2,293,925
Hess Corp.	5,460	315,861
HollyFrontier Corp.	2,784	142,541
Kinder Morgan Inc./DE	8,580	164,393
Marathon Oil Corp.	9,436	156,638
Marathon Petroleum Corp.	5,282	327,537
Noble Energy Inc.	7,118	157,664
Occidental Petroleum Corp.	6,304	417,009
ONEOK Inc.	4,675	300,415
Phillips 66	5,592	538,845
Pioneer Natural Resources Co.	1,109	156,313

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	4,169	$340,024
Williams Companies Inc. (The)	5,911	157,764

		6,831,189

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	1,404	220,344

Pharmaceuticals — 4.8%
Allergan PLC	1,714	236,035
Bristol-Myers Squibb Co.	12,420	641,617
Eli Lilly & Co.	7,807	985,946
Jazz Pharmaceuticals PLC(a)	1,280	179,238
Johnson & Johnson	17,709	2,419,758
Merck & Co. Inc.	19,074	1,550,526
Pfizer Inc.	29,555	1,281,209
Zoetis Inc.	4,683	441,279

		7,735,608

Professional Services — 0.4%
IHS Markit Ltd.(a)	5,323	283,024
ManpowerGroup Inc.	2,393	201,610
TransUnion	2,553	164,822

		649,456

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	7,595	377,927
Jones Lang LaSalle Inc.	977	161,322

		539,249

Road & Rail — 1.1%
CSX Corp.	5,861	425,919
Kansas City Southern	1,499	162,851
Norfolk Southern Corp.	2,477	444,126
Union Pacific Corp.	4,647	779,302

		1,812,198

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)	6,810	160,239
Analog Devices Inc.	2,075	221,942
Applied Materials Inc.	10,245	392,794
Broadcom Inc.	2,239	616,531
Intel Corp.	32,845	1,739,471
Lam Research Corp.	1,158	203,912
Marvell Technology Group Ltd.	8,559	170,752
Microchip Technology Inc.	1,769	153,673
Micron Technology Inc.(a)	5,243	214,334
NVIDIA Corp.	4,524	697,872
QUALCOMM Inc.	6,269	334,702
Skyworks Solutions Inc.	1,933	157,849
Texas Instruments Inc.	8,140	861,049
Xilinx Inc.	1,687	211,381

		6,136,501

Software — 7.1%
Adobe Inc.(a)	3,824	1,003,800
Autodesk Inc.(a)	2,414	393,506
Cadence Design Systems Inc.(a)	4,064	232,664
Intuit Inc.	2,604	643,527
Microsoft Corp.	54,049	6,055,109
Oracle Corp.	18,767	978,324
Red Hat Inc.(a)	1,190	217,294
salesforce.com Inc.(a)	7,661	1,253,723
ServiceNow Inc.(a)	1,037	248,299

Security	Shares	Value

Software (continued)
Symantec Corp.	6,961	$156,553
VMware Inc., Class A	1,066	183,149
Workday Inc., Class A(a)	886	175,366

		11,541,314

Specialty Retail — 2.5%
Best Buy Co. Inc.	5,923	407,739
Gap Inc. (The)	7,865	199,771
Home Depot Inc. (The)	8,809	1,630,898
Lowe’s Companies Inc.	5,482	576,103
O’Reilly Automotive Inc.(a)	415	154,364
Ross Stores Inc.	1,825	173,065
Tiffany & Co.	3,405	323,611
TJX Companies Inc. (The)	7,809	400,524
Tractor Supply Co.	1,652	157,518

		4,023,593

Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	31,613	5,473,791
Dell Technologies Inc., Class C(a)	2,930	163,552
Hewlett Packard Enterprise Co.	24,629	403,423
HP Inc.	17,990	354,943

		6,395,709

Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands Inc.	8,586	159,614
NIKE Inc., Class B	9,523	816,407
PVH Corp.	2,066	237,259
VF Corp.	3,808	332,667

		1,545,947

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,569	161,693
WW Grainger Inc.	558	170,062

		331,755

Total Common Stocks — 99.7% (Cost: $154,002,279)		161,679,789

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	1,968,664	1,969,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	430,127	430,127

		2,399,579

Total Short-Term Investments — 1.5% (Cost: $2,399,524)		2,399,579

Total Investments in Securities — 101.2% (Cost: $156,401,803)		164,079,368

Other Assets, Less Liabilities — (1.2)%		(1,996,031)

Net Assets — 100.0%		$162,083,337

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	517,430	1,451,234	(b)	—	1,968,664	$1,969,452	$1,139	(c)	$(68)	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	81,721	348,406	(b)	—	430,127	430,127	2,742		—	—
BlackRock Inc.	1,066	746		(259)	1,553	688,321	6,930		(24,985)	10,031
PNC Financial Services Group Inc. (The) (d)	3,164	2,430		(551)	5,043	N/A	8,184		(12,021)	5,274

						$3,087,900	$18,995		$(37,074)	$15,304

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$161,679,789	$—	$—	$161,679,789
Money Market Funds	2,399,579	—	—	2,399,579

	$164,079,368	$—	$—	$164,079,368

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Aerovironment Inc.(a)	121	$9,640
Astronics Corp.(a)	316	11,367
Axon Enterprise Inc.(a)	401	21,586
BWX Technologies Inc.	1,321	69,154
Cubic Corp.	351	21,657
Curtiss-Wright Corp.	273	33,658
Esterline Technologies Corp.(a)	220	26,785
HEICO Corp.	137	12,841
HEICO Corp., Class A	359	28,716
Hexcel Corp.	950	68,533
KeyW Holding Corp. (The)(a)	1,602	11,855
Kratos Defense & Security Solutions Inc.(a)	707	12,153
Mercury Systems Inc.(a)	359	22,804
Moog Inc., Class A	349	32,792
Teledyne Technologies Inc.(a)	185	43,667
Wesco Aircraft Holdings Inc.(a)	1,391	11,810

		439,018

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	658	15,805
Hub Group Inc., Class A(a)	362	15,559

		31,364

Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	927	14,925
Cooper Tire & Rubber Co.	288	9,204
Cooper-Standard Holdings Inc.(a)	177	10,639
Dana Inc.	576	11,376
Dorman Products Inc.(a)	164	13,268
Fox Factory Holding Corp.(a)	250	15,845
Gentex Corp.	944	19,201
Gentherm Inc.(a)	465	19,065
LCI Industries	133	10,837
Modine Manufacturing Co.(a)	973	14,624
Tenneco Inc., Class A	845	29,237
Veoneer Inc.(a)	478	14,608
Visteon Corp.(a)	224	19,188

		202,017

Automobiles — 0.1%
Thor Industries Inc.	266	17,176

Banks — 8.1%
Ameris Bancorp.	311	12,679
BancFirst Corp.	317	17,872
BancorpSouth Bank	1,220	39,760
Bank of Hawaii Corp.	1,112	91,440
Bank OZK	978	32,078
BankUnited Inc.	675	24,631
Banner Corp.	336	20,876
BOK Financial Corp.	232	20,982
Bryn Mawr Bank Corp.	253	10,312
Cadence BanCorp.	1,075	21,489
CBTX Inc.	341	11,359
Chemical Financial Corp.	555	25,436
Columbia Banking System Inc.	672	25,455
Community Trust Bancorp. Inc.	240	10,267
Cullen/Frost Bankers Inc.	871	90,305
CVB Financial Corp.	1,390	31,678
Equity Bancshares Inc., Class A(a)	333	11,319
First Financial Bancorp.	1,525	42,288

Security	Shares	Value

Banks (continued)
First Financial Bankshares Inc.	511	$33,138
First Hawaiian Inc.	407	10,973
First Interstate BancSystem Inc., Class A	605	25,192
Fulton Financial Corp.	3,115	53,516
Glacier Bancorp. Inc.	809	35,450
Great Western Bancorp. Inc.	947	35,560
Hancock Whitney Corp.	388	16,948
Heartland Financial USA Inc.	399	19,387
Heritage Financial Corp./WA	458	15,077
HomeTrust Bancshares Inc.	662	18,026
Independent Bank Corp./Rockland MA	121	10,301
International Bancshares Corp.	1,547	63,149
Investors Bancorp. Inc.	2,904	36,503
LegacyTexas Financial Group Inc.	430	17,944
Live Oak Bancshares Inc.	610	9,888
MB Financial Inc.	782	35,401
National Bank Holdings Corp., Class A	673	24,315
NBT Bancorp. Inc.	251	9,696
Old Line Bancshares Inc.	840	24,058
Opus Bank	1,071	24,387
PacWest Bancorp.	290	11,896
Pinnacle Financial Partners Inc.	592	34,744
Popular Inc.	612	34,505
QCR Holdings Inc.	483	17,267
ServisFirst Bancshares Inc.	345	12,065
Simmons First National Corp., Class A	1,036	27,796
South State Corp.	315	22,378
Sterling Bancorp./DE	694	14,109
Stock Yards Bancorp. Inc.	473	16,848
Texas Capital Bancshares Inc.(a)	517	31,552
TriState Capital Holdings Inc.(a)	449	10,152
Triumph Bancorp. Inc.(a)	301	10,195
Trustmark Corp.	544	19,301
UMB Financial Corp.	622	42,800
Umpqua Holdings Corp.	1,998	36,324
Union Bankshares Corp.	512	18,212
United Bankshares Inc./WV	616	23,648
Webster Financial Corp.	1,033	59,315
WesBanco Inc.	278	11,796
Westamerica Bancorp.	308	19,798
Western Alliance Bancorp.(a)	1,026	47,473
Wintrust Financial Corp.	459	33,815

		1,615,124

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	37	11,565

Biotechnology — 5.1%
ACADIA Pharmaceuticals Inc.(a)	857	22,710
Acceleron Pharma Inc.(a)	270	11,891
Agios Pharmaceuticals Inc.(a)	348	22,575
Aimmune Therapeutics Inc.(a)	412	9,925
Alder Biopharmaceuticals Inc.(a)(b)	731	9,371
Amicus Therapeutics Inc.(a)	1,320	15,972
AnaptysBio Inc.(a)(b)	146	10,055
Arena Pharmaceuticals Inc.(a)	238	11,881
Array BioPharma Inc.(a)	1,194	27,390
Arrowhead Pharmaceuticals Inc.(a)	555	10,834
Atara Biotherapeutics Inc.(a)	271	9,704
Audentes Therapeutics Inc.(a)	405	12,401
BioCryst Pharmaceuticals Inc.(a)	1,124	9,284

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd.(a)	219	$9,632
Bluebird Bio Inc.(a)(b)	346	53,706
Blueprint Medicines Corp.(a)	240	19,726
Clovis Oncology Inc.(a)	390	11,809
Coherus Biosciences Inc.(a)	714	10,239
Denali Therapeutics Inc.(a)	498	10,836
Dicerna Pharmaceuticals Inc.(a)(b)	870	10,623
Eagle Pharmaceuticals Inc./DE(a)	237	11,867
Emergent BioSolutions Inc.(a)	150	8,752
Enanta Pharmaceuticals Inc.(a)	97	9,946
Esperion Therapeutics Inc.(a)(b)	213	9,819
Exact Sciences Corp.(a)	643	58,513
Exelixis Inc.(a)	1,489	33,339
FibroGen Inc.(a)	515	29,767
Flexion Therapeutics Inc.(a)(b)	679	9,384
Global Blood Therapeutics Inc.(a)	361	18,952
Halozyme Therapeutics Inc.(a)	879	15,163
Heron Therapeutics Inc.(a)	360	9,529
Immunomedics Inc.(a)	902	14,216
Insmed Inc.(a)	603	17,879
Intercept Pharmaceuticals Inc.(a)	126	12,567
Ionis Pharmaceuticals Inc.(a)	746	52,959
Iovance Biotherapeutics Inc.(a)(b)	1,051	10,794
Ironwood Pharmaceuticals Inc.(a)	808	11,506
Karyopharm Therapeutics Inc.(a)	1,080	4,460
Ligand Pharmaceuticals Inc.(a)	136	16,875
Mirati Therapeutics Inc.(a)	151	10,993
Momenta Pharmaceuticals Inc.(a)	764	10,765
Myriad Genetics Inc.(a)	316	9,805
Neurocrine Biosciences Inc.(a)	499	38,548
OPKO Health Inc.(a)	3,478	8,869
Portola Pharmaceuticals Inc.(a)	321	9,858
Progenics Pharmaceuticals Inc.(a)	2,030	8,973
PTC Therapeutics Inc.(a)	335	11,571
REGENXBIO Inc.(a)	207	10,708
Repligen Corp.(a)	373	22,201
Sage Therapeutics Inc.(a)(b)	287	45,705
Sangamo Therapeutics Inc.(a)	1,132	10,199
Sarepta Therapeutics Inc.(a)	373	53,802
Spark Therapeutics Inc.(a)	368	41,694
Ultragenyx Pharmaceutical Inc.(a)(b)	415	26,618
uniQure NV(a)	266	14,361
Vanda Pharmaceuticals Inc.(a)	471	9,533
Xencor Inc.(a)	276	8,374

		1,019,428

Building Products — 0.7%
AAON Inc.	394	15,705
Advanced Drainage Systems Inc.	629	15,989
Armstrong Flooring Inc.(a)	683	9,794
Armstrong World Industries Inc.	495	36,224
Builders FirstSource Inc.(a)	1,223	17,036
Resideo Technologies Inc.(a)	844	21,691
Trex Co. Inc.(a)	168	12,592
USG Corp.	401	17,287

		146,318

Capital Markets — 2.2%
Ares Management Corp., Class A	428	10,109
Donnelley Financial Solutions Inc.(a)	643	9,137
Evercore Inc., Class A	216	19,894

Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.	426	$100,182
Federated Investors Inc., Class B	359	10,680
Interactive Brokers Group Inc., Class A	215	11,875
INTL. FCStone Inc.(a)	266	11,571
Janus Henderson Group PLC	3,142	76,979
Legg Mason Inc.	1,750	51,188
LPL Financial Holdings Inc.	571	43,059
MarketAxess Holdings Inc.	191	46,581
Moelis & Co., Class A	238	10,617
Morningstar Inc.	158	19,997
Stifel Financial Corp.	194	10,559
Virtu Financial Inc., Class A	457	11,489

		443,917

Chemicals — 1.3%
HB Fuller Co.	602	30,389
Huntsman Corp.	580	14,378
Ingevity Corp.(a)	143	16,477
Innospec Inc.	285	23,330
Kraton Corp.(a)(b)	341	12,133
Minerals Technologies Inc.	824	48,781
PolyOne Corp.	303	9,884
RPM International Inc.	535	30,960
Scotts Miracle-Gro Co. (The)	144	11,794
Stepan Co.	159	14,962
Trinseo SA	476	23,890
Tronox Ltd., Class A	917	10,848
Valvoline Inc.	1,161	21,815

		269,641

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	537	19,149
ACCO Brands Corp.	1,169	10,872
Brady Corp., Class A, NVS	778	36,807
Brink’s Co. (The)	203	16,021
Cimpress NV(a)	175	14,438
Clean Harbors Inc.(a)	195	13,260
Covanta Holding Corp.	1,661	28,204
Deluxe Corp.	209	9,725
Healthcare Services Group Inc.	551	21,037
Herman Miller Inc.	780	28,610
HNI Corp.	255	9,851
Interface Inc.	782	13,881
KAR Auction Services Inc.	1,522	71,762
Knoll Inc.	692	14,643
Matthews International Corp., Class A	781	31,060
McGrath RentCorp	336	20,106
Mobile Mini Inc.	423	15,232
MSA Safety Inc.	215	22,229
Pitney Bowes Inc.	3,238	23,281
Quad/Graphics Inc.	684	9,980
SP Plus Corp.(a)	441	15,170
Steelcase Inc., Class A	1,059	18,543
Team Inc.(a)(b)	667	10,419
Tetra Tech Inc.	559	33,551
UniFirst Corp./MA	216	31,065
Viad Corp.	417	24,144

		563,040

Communications Equipment — 1.2%
ADTRAN Inc.	677	10,169
ARRIS International PLC(a)	889	28,164

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)	1,155	$49,272
EchoStar Corp., Class A(a)	240	9,254
Finisar Corp.(a)	651	15,943
Infinera Corp.(a)	2,117	10,818
InterDigital Inc.	268	18,688
Lumentum Holdings Inc.(a)	565	28,109
NETGEAR Inc.(a)	279	10,002
NetScout Systems Inc.(a)	498	13,630
Plantronics Inc.	424	21,302
Ribbon Communications Inc.(a)	1,709	8,801
Ubiquiti Networks Inc.	73	10,540
Viavi Solutions Inc.(a)	1,022	13,419

		248,111

Construction & Engineering — 1.9%
AECOM(a)	2,367	73,282
Aegion Corp.(a)	671	11,649
Arcosa Inc.	316	10,583
Argan Inc.	210	9,765
Comfort Systems USA Inc.	590	31,636
Dycom Industries Inc.(a)	158	7,123
EMCOR Group Inc.	726	52,366
Granite Construction Inc.	417	19,415
Great Lakes Dredge & Dock Corp.(a)	1,318	11,730
KBR Inc.	584	11,540
MasTec Inc.(a)(b)	273	11,788
MYR Group Inc.(a)	418	14,020
Quanta Services Inc.	1,808	64,437
Valmont Industries Inc.	255	34,830
Willscot Corp.(a)	967	9,854

		374,018

Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	882	14,994
U.S. Concrete Inc.(a)(b)	281	11,271

		26,265

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	39	17,154
Encore Capital Group Inc.(a)	311	10,636
Green Dot Corp., Class A(a)	252	16,267
OneMain Holdings Inc.	293	9,669
PRA Group Inc.(a)	635	20,441
SLM Corp.(a)	1,155	12,763

		86,930

Containers & Packaging — 1.1%
AptarGroup Inc.	694	70,601
Bemis Co. Inc.	318	16,822
Berry Global Group Inc.(a)	641	33,633
Graphic Packaging Holding Co.	791	9,634
Greif Inc., Class A, NVS	303	12,181
Owens-Illinois Inc.	902	17,968
Sonoco Products Co.	887	51,348

		212,187

Distributors — 0.3%
Pool Corp.	402	64,135

Diversified Consumer Services — 1.9%
Adtalem Global Education Inc.(a)(b)	205	9,881
American Public Education Inc.(a)	318	10,274
Bright Horizons Family Solutions Inc.(a)	926	114,824
Carriage Services Inc.	1,149	24,140

Security	Shares	Value

Diversified Consumer Services (continued)
Chegg Inc.(a)	263	$10,423
frontdoor Inc.(a)	503	16,096
Graham Holdings Co., Class B	31	21,195
Grand Canyon Education Inc.(a)	188	21,748
Houghton Mifflin Harcourt Co.(a)	1,129	8,930
Laureate Education Inc., Class A(a)	665	10,168
Service Corp. International/U.S.	1,417	58,579
ServiceMaster Global Holdings Inc.(a)	1,273	57,489
Sotheby’s(a)	332	14,565
Weight Watchers International Inc.(a)	329	6,656

		384,968

Diversified Financial Services — 0.1%
On Deck Capital Inc.(a)	1,730	10,622

Diversified Telecommunication Services — 0.2%
Consolidated Communications Holdings Inc.	955	9,483
Iridium Communications Inc.(a)	566	12,050
ORBCOMM Inc.(a)	1,085	7,649
Vonage Holdings Corp.(a)	973	10,003

		39,185

Electric Utilities — 0.8%
Hawaiian Electric Industries Inc.	1,391	53,247
IDACORP Inc.	750	73,808
Portland General Electric Co.	834	41,817

		168,872

Electrical Equipment — 0.8%
Atkore International Group Inc.(a)	555	12,820
EnerSys	452	33,367
Generac Holdings Inc.(a)	346	17,840
Hubbell Inc.	363	42,852
nVent Electric PLC	583	16,021
Regal Beloit Corp.	390	32,666
Sunrun Inc.(a)	652	10,113

		165,679

Electronic Equipment, Instruments & Components — 3.5%
Anixter International Inc.(a)	249	14,611
Avnet Inc.	958	41,663
Badger Meter Inc.	495	29,126
Belden Inc.	279	17,239
Benchmark Electronics Inc.	434	11,892
Coherent Inc.(a)	185	24,620
CTS Corp.	632	20,300
Dolby Laboratories Inc., Class A	499	32,335
ePlus Inc.(a)	110	9,838
Fabrinet(a)	285	16,672
Insight Enterprises Inc.(a)	389	21,714
Itron Inc.(a)	358	18,978
Jabil Inc.	440	12,496
KEMET Corp.	510	9,664
Littelfuse Inc.	154	29,736
Methode Electronics Inc.	935	26,236
MTS Systems Corp.	389	20,734
National Instruments Corp.	1,613	75,392
Novanta Inc.(a)	303	24,764
OSI Systems Inc.(a)	301	26,142
Plexus Corp.(a)	510	31,498
Rogers Corp.(a)	148	22,977
Sanmina Corp.(a)	308	9,838
SYNNEX Corp.	311	30,515

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	320	$32,710
Vishay Intertechnology Inc.	1,005	22,030
Zebra Technologies Corp., Class A(a)	353	70,780

		704,500

Energy Equipment & Services — 1.4%
Apergy Corp.(a)	598	25,104
Archrock Inc.	1,242	12,122
C&J Energy Services Inc.(a)	675	11,657
Cactus Inc., Class A(a)	342	12,401
Core Laboratories NV	647	41,932
Dril-Quip Inc.(a)(b)	254	10,823
Ensco PLC, Class A	2,056	8,430
Exterran Corp.(a)	566	9,662
Forum Energy Technologies Inc.(a)	1,510	8,803
Helix Energy Solutions Group Inc.(a)	1,352	10,005
Keane Group Inc.(a)	894	9,852
McDermott International Inc.(a)	1,854	15,722
Newpark Resources Inc.(a)	1,420	12,553
Oceaneering International Inc.(a)	1,288	19,900
Oil States International Inc.(a)	581	9,958
Patterson-UTI Energy Inc.	840	11,138
Superior Energy Services Inc.(a)	2,246	10,511
Tidewater Inc.(a)	432	9,910
U.S. Silica Holdings Inc.	977	14,557
Weatherford International PLC(a)(b)	11,585	7,479

		272,519

Entertainment — 0.7%
Cinemark Holdings Inc.	1,485	55,881
IMAX Corp.(a)	1,007	23,070
Lions Gate Entertainment Corp., Class A	776	11,989
Madison Square Garden Co. (The), Class A(a)	34	9,797
World Wrestling Entertainment Inc., Class A	200	16,740
Zynga Inc., Class A(a)	3,779	19,726

		137,203

Equity Real Estate Investment Trusts (REITs) — 9.1%
Agree Realty Corp.	299	19,653
American Campus Communities Inc.	1,541	69,437
Americold Realty Trust	710	20,413
Apartment Investment & Management Co., Class A	420	20,551
Armada Hoffler Properties Inc.	1,135	17,366
Brandywine Realty Trust	5,749	90,374
Brixmor Property Group Inc.	3,410	59,539
CBL & Associates Properties Inc.	4,402	9,420
Chatham Lodging Trust	658	13,147
Colony Capital Inc.	2,745	15,262
CorePoint Lodging Inc.	769	10,743
CoreSite Realty Corp.	475	48,569
Corporate Office Properties Trust	2,293	59,595
Cousins Properties Inc.	4,527	43,097
CubeSmart	965	29,568
CyrusOne Inc.	970	48,345
DiamondRock Hospitality Co.	2,390	25,549
Douglas Emmett Inc.	2,472	95,419
Easterly Government Properties Inc.	3,582	64,404
Empire State Realty Trust Inc., Class A	1,064	16,194
EPR Properties	148	10,875
Equity LifeStyle Properties Inc.	105	11,407
Essential Properties Realty Trust Inc.	898	15,239
First Industrial Realty Trust Inc.	782	26,213

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Four Corners Property Trust Inc.	873	$23,911
Franklin Street Properties Corp.	2,792	20,214
Gaming and Leisure Properties Inc.	468	17,026
Hannon Armstrong Sustainable Infrastructure Capital Inc.	471	11,596
Healthcare Trust of America Inc., Class A	656	18,689
Highwoods Properties Inc.	226	10,466
Hospitality Properties Trust	1,001	27,097
Hudson Pacific Properties Inc.	945	31,393
InfraREIT Inc.(a)	538	11,486
JBG SMITH Properties	1,350	54,391
Kilroy Realty Corp.	1,556	114,693
Kite Realty Group Trust	586	9,224
Lamar Advertising Co., Class A	134	10,394
Life Storage Inc.	396	38,650
Medical Properties Trust Inc.	783	14,274
National Health Investors Inc.	163	12,719
National Storage Affiliates Trust	340	9,629
NexPoint Residential Trust Inc.	256	9,201
NorthStar Realty Europe Corp.	631	11,320
Office Properties Income Trust	421	12,845
Omega Healthcare Investors Inc.	273	9,801
Outfront Media Inc.	1,026	23,023
Paramount Group Inc.	1,995	28,648
Park Hotels & Resorts Inc.	888	27,741
Pebblebrook Hotel Trust	301	9,635
Piedmont Office Realty Trust Inc., Class A	602	12,323
PotlatchDeltic Corp.	377	13,568
QTS Realty Trust Inc., Class A	535	22,326
Rayonier Inc.	444	13,085
Rexford Industrial Realty Inc.	1,023	35,068
RLJ Lodging Trust	1,105	20,520
Sabra Health Care REIT Inc.	1,831	33,178
Senior Housing Properties Trust	757	9,803
SITE Centers Corp.	742	9,906
STAG Industrial Inc.	366	10,131
STORE Capital Corp.	766	24,872
Sun Communities Inc.	121	13,742
Sunstone Hotel Investors Inc.	803	12,085
Tanger Factory Outlet Centers Inc.	457	9,867
Taubman Centers Inc.	195	10,409
Tier REIT Inc.	1,095	26,554
Uniti Group Inc.	1,514	14,595
VICI Properties Inc.	3,495	74,478
Washington Prime Group Inc.	1,921	11,103
Washington REIT	533	14,119
Weingarten Realty Investors	330	9,507

		1,809,684

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)	707	17,901
Casey’s General Stores Inc.	163	21,963
Performance Food Group Co.(a)	895	34,484
PriceSmart Inc.	430	27,804
SpartanNash Co.	457	8,674
Sprouts Farmers Market Inc.(a)	650	15,158
U.S. Foods Holding Corp.(a)	1,592	56,102
United Natural Foods Inc.(a)(b)	855	12,833

		194,919

Food Products — 0.9%
B&G Foods Inc.	380	9,356

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	1,524	$33,498
Dean Foods Co.	2,077	8,329
Flowers Foods Inc.	1,066	21,821
Fresh Del Monte Produce Inc.	356	9,854
Freshpet Inc.(a)	393	16,199
Hain Celestial Group Inc. (The)(a)	1,054	20,732
Post Holdings Inc.(a)	311	31,685
Simply Good Foods Co. (The)(a)	683	13,974
TreeHouse Foods Inc.(a)	357	21,627

		187,075

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	148	13,321
National Fuel Gas Co.	639	38,461
New Jersey Resources Corp.	488	23,619
Northwest Natural Holding Co.	307	19,716
ONE Gas Inc.	257	22,218
South Jersey Industries Inc.	845	24,463
Southwest Gas Holdings Inc.	575	47,115
Spire Inc.	134	10,629

		199,542

Health Care Equipment & Supplies — 3.4%
AngioDynamics Inc.(a)	456	10,219
AtriCure Inc.(a)(b)	404	12,904
Atrion Corp.	13	10,223
Avanos Medical Inc.(a)(b)	210	9,887
Cantel Medical Corp.	176	12,940
Cardiovascular Systems Inc.(a)	346	12,238
CryoLife Inc.(a)	368	10,885
GenMark Diagnostics Inc.(a)	1,577	12,127
Glaukos Corp.(a)	243	18,023
Globus Medical Inc., Class A(a)	510	24,832
Haemonetics Corp.(a)	356	30,926
Heska Corp.(a)	108	8,833
Hill-Rom Holdings Inc.	237	25,134
Inogen Inc.(a)	103	11,068
Insulet Corp.(a)	261	24,511
Integer Holdings Corp.(a)	153	13,917
Integra LifeSciences Holdings Corp.(a)	215	11,844
iRhythm Technologies Inc.(a)	111	10,633
LeMaitre Vascular Inc.	396	11,848
LivaNova PLC(a)	268	24,978
Merit Medical Systems Inc.(a)	505	28,144
Neogen Corp.(a)	177	10,967
Nevro Corp.(a)	205	9,444
Novocure Ltd.(a)	331	17,778
NuVasive Inc.(a)	264	15,550
OraSure Technologies Inc.(a)	1,012	10,879
Orthofix Medical Inc.(a)	231	14,114
Penumbra Inc.(a)(b)	234	31,279
Quidel Corp.(a)	236	15,472
STAAR Surgical Co.(a)	329	12,107
STERIS PLC	592	71,608
Tactile Systems Technology Inc.(a)	152	11,554
Tandem Diabetes Care Inc.(a)	352	23,081
Varex Imaging Corp.(a)	317	9,966
West Pharmaceutical Services Inc.	682	71,439
Wright Medical Group NV(a)	404	12,649

		674,001

Security	Shares	Value

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)	390	$10,253
Addus HomeCare Corp.(a)(b)	161	10,821
Amedisys Inc.(a)	198	24,611
AMN Healthcare Services Inc.(a)	464	23,205
BioTelemetry Inc.(a)	255	19,054
Brookdale Senior Living Inc.(a)	1,434	9,694
Chemed Corp.	78	25,701
Civitas Solutions Inc.(a)	561	9,963
CorVel Corp.(a)	148	9,960
Cross Country Healthcare Inc.(a)	994	8,688
Diplomat Pharmacy Inc.(a)	728	4,696
Encompass Health Corp.	720	45,461
Ensign Group Inc. (The)	285	14,093
HealthEquity Inc.(a)(b)	238	19,154
LHC Group Inc.(a)	173	18,976
MEDNAX Inc.(a)	690	22,708
Molina Healthcare Inc.(a)	266	35,812
National Research Corp.	473	18,414
Owens & Minor Inc.(b)	1,292	8,062
Patterson Companies Inc.	1,645	37,095
Premier Inc., Class A(a)	750	27,435
Providence Service Corp. (The)(a)(b)	261	18,614
R1 RCM Inc.(a)(b)	1,408	13,925
Select Medical Holdings Corp.(a)	1,049	15,546
Tenet Healthcare Corp.(a)	434	12,404
Tivity Health Inc.(a)	858	18,361
U.S. Physical Therapy Inc.	186	20,505

		503,211

Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	1,996	21,397
HMS Holdings Corp.(a)	508	17,506
Medidata Solutions Inc.(a)	398	29,858
Omnicell Inc.(a)	132	11,214
Teladoc Health Inc.(a)	384	24,714
Vocera Communications Inc.(a)	323	10,704

		115,393

Hotels, Restaurants & Leisure — 2.5%
BBX Capital Corp.	607	3,715
Boyd Gaming Corp.	736	21,903
Brinker International Inc.	387	17,713
Caesars Entertainment Corp.(a)(b)	4,351	37,506
Churchill Downs Inc.	371	34,800
Cracker Barrel Old Country Store Inc.	73	11,825
Dave & Buster’s Entertainment Inc.	225	11,549
Dine Brands Global Inc.	157	15,574
Dunkin’ Brands Group Inc.	890	63,591
El Pollo Loco Holdings Inc.(a)	1,146	17,339
Eldorado Resorts Inc.(a)(b)	326	15,716
Hilton Grand Vacations Inc.(a)	359	11,413
International Speedway Corp., Class A	314	13,581
Jack in the Box Inc.	147	11,839
Marriott Vacations Worldwide Corp.	211	20,539
Penn National Gaming Inc.(a)	812	20,178
Planet Fitness Inc., Class A(a)	381	22,395
PlayAGS Inc.(a)	417	9,920
Scientific Games Corp./DE, Class A(a)	385	11,188
Shake Shack Inc., Class A(a)	332	18,306
Six Flags Entertainment Corp.	465	25,905
Texas Roadhouse Inc.	177	11,206

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	1,454	$25,198
Wingstop Inc.	147	9,792
Wyndham Destinations Inc.	285	12,834
Wyndham Hotels & Resorts Inc.	493	25,917

		501,442

Household Durables — 1.1%
Century Communities Inc.(a)	420	9,589
Ethan Allen Interiors Inc.	505	10,140
Green Brick Partners Inc.(a)	1,096	9,765
Helen of Troy Ltd.(a)	272	30,494
iRobot Corp.(a)	240	30,014
KB Home	791	18,043
La-Z-Boy Inc.	387	13,317
LGI Homes Inc.(a)(b)	212	12,529
MDC Holdings Inc.	370	10,671
Meritage Homes Corp.(a)	255	11,182
Tempur Sealy International Inc.(a)	198	11,526
Toll Brothers Inc.	539	19,188
TopBuild Corp.(a)	193	11,483
TRI Pointe Group Inc.(a)	760	9,576
Tupperware Brands Corp.	417	12,556

		220,073

Household Products — 0.2%
Energizer Holdings Inc.	495	22,711
Spectrum Brands Holdings Inc.	191	10,346

		33,057

Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy Inc., Class C	1,497	22,440
NextEra Energy Partners LP	408	17,622
Ormat Technologies Inc.	665	37,127
Pattern Energy Group Inc., Class A	1,642	34,252
TerraForm Power Inc., Class A	1,734	21,692

		133,133

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	538	66,217
Raven Industries Inc.	448	17,884

		84,101

Insurance — 1.5%
American Equity Investment Life Holding Co.	326	10,318
Assured Guaranty Ltd.	390	16,286
Axis Capital Holdings Ltd.	444	25,339
Brown & Brown Inc.	1,006	29,798
Crawford & Co., Class A, NVS	1,035	10,391
eHealth Inc.(a)	163	8,706
Erie Indemnity Co., Class A, NVS	159	28,337
First American Financial Corp.	1,224	62,167
Genworth Financial Inc., Class A(a)	3,750	14,513
Hanover Insurance Group Inc. (The)	289	34,307
Horace Mann Educators Corp.	134	5,252
Kemper Corp.	159	13,213
Old Republic International Corp.	564	11,765
Primerica Inc.	54	6,752
ProAssurance Corp.	355	14,413
Selective Insurance Group Inc.	118	7,783
Universal Insurance Holdings Inc.	254	9,916

		309,256

Interactive Media & Services — 0.1%
ANGI Homeservices Inc., Class A(a)(b)	573	9,409

Security	Shares	Value

Interactive Media & Services (continued)
Yelp Inc.(a)	312	$11,625

		21,034

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)	680	48,464
Groupon Inc.(a)	2,850	9,320
Nutrisystem Inc.	297	12,854
Quotient Technology Inc.(a)	962	9,649
Shutterfly Inc.(a)	408	18,282
Stamps.com Inc.(a)	68	6,391

		104,960

IT Services — 2.9%
Black Knight Inc.(a)	887	46,346
Booz Allen Hamilton Holding Corp.	1,121	59,256
CACI International Inc., Class A(a)	141	25,699
Carbonite Inc.(a)	417	9,703
Cardtronics PLC, Class A(a)	355	10,476
Conduent Inc.(a)	2,191	32,032
CoreLogic Inc.(a)	251	9,204
CSG Systems International Inc.	241	10,013
EPAM Systems Inc.(a)	214	34,621
Euronet Worldwide Inc.(a)	212	28,476
Everi Holdings Inc.(a)	1,297	9,974
ExlService Holdings Inc.(a)	266	16,332
Limelight Networks Inc.(a)	3,316	9,683
LiveRamp Holdings Inc.(a)	342	18,382
MAXIMUS Inc.	148	10,461
Perspecta Inc.	809	17,070
Science Applications International Corp.	351	26,220
Sykes Enterprises Inc.(a)	771	22,814
Travelport Worldwide Ltd.	2,065	32,462
TTEC Holdings Inc.	284	9,730
Twilio Inc., Class A(a)	604	73,501
Virtusa Corp.(a)	354	17,866
WEX Inc.(a)	333	59,294

		589,615

Leisure Products — 0.1%
Callaway Golf Co.	989	17,021

Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories Inc., Class A(a)	62	16,796
Bio-Techne Corp.	169	32,769
Bruker Corp.	907	34,657
Charles River Laboratories International Inc.(a)	107	15,212
Luminex Corp.	748	19,059
Medpace Holdings Inc.(a)	141	7,748
NeoGenomics Inc.(a)	672	13,171
PerkinElmer Inc.	743	69,961
PRA Health Sciences Inc.(a)	259	27,708
Syneos Health Inc.(a)	281	11,737

		248,818

Machinery — 4.2%
Actuant Corp., Class A	661	16,161
AGCO Corp.	485	32,776
Alamo Group Inc.	150	14,406
Allison Transmission Holdings Inc.	759	37,722
Barnes Group Inc.	551	31,997
Briggs & Stratton Corp.	896	11,747
Chart Industries Inc.(a)	238	21,011
Crane Co.	118	9,979

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	1,206	$62,217
Douglas Dynamics Inc.	275	11,599
ESCO Technologies Inc.	342	23,663
Evoqua Water Technologies Corp.(a)	894	12,140
Federal Signal Corp.	581	14,281
Franklin Electric Co. Inc.	551	29,319
Gardner Denver Holdings Inc.(a)	582	15,627
Gates Industrial Corp. PLC(a)	673	10,835
Graco Inc.	380	17,845
Harsco Corp.(a)	458	10,250
Hillenbrand Inc.	331	14,660
Hyster-Yale Materials Handling Inc.	183	12,382
ITT Inc.	493	28,476
John Bean Technologies Corp.	166	15,554
Kennametal Inc.	417	15,717
Lincoln Electric Holdings Inc.	116	10,025
Lindsay Corp.	134	12,391
Lydall Inc.(a)	361	10,162
Meritor Inc.(a)	756	16,844
Navistar International Corp.(a)	530	20,336
Nordson Corp.	182	24,708
Oshkosh Corp.	602	46,842
Proto Labs Inc.(a)(b)	170	19,208
Tennant Co.	163	10,302
Terex Corp.	466	15,653
Timken Co. (The)	241	10,457
Toro Co. (The)	742	50,886
TriMas Corp.(a)	491	15,874
Wabash National Corp.	673	9,987
Watts Water Technologies Inc., Class A	233	18,766
Welbilt Inc.(a)	1,347	21,512
Woodward Inc.	470	45,280

		829,597

Media — 1.5%
Cable One Inc.	26	24,674
comScore Inc.(a)	599	13,064
Entercom Communications Corp., Class A	1,500	9,240
Gannett Co. Inc.	1,426	16,741
GCI Liberty Inc., Class A(a)	501	26,824
Gray Television Inc.(a)	565	12,379
Hemisphere Media Group Inc.(a)	1,528	21,239
John Wiley & Sons Inc., Class A	472	24,492
Liberty Latin America Ltd., Class C, NVS(a)(b)	781	15,144
Loral Space & Communications Inc.(a)	285	11,659
Meredith Corp.	206	11,798
National CineMedia Inc.	1,368	10,588
New York Times Co. (The), Class A	1,140	37,449
Nexstar Media Group Inc., Class A	132	12,900
Scholastic Corp., NVS	235	9,943
Sinclair Broadcast Group Inc., Class A	307	11,083
TEGNA Inc.	792	10,431
Tribune Media Co., Class A	474	21,913

		301,561

Metals & Mining — 1.3%
Alcoa Corp.(a)	1,280	37,760
Century Aluminum Co.(a)	1,161	10,020
Cleveland-Cliffs Inc.	1,738	19,275
Commercial Metals Co.	1,037	17,162
Compass Minerals International Inc.	344	18,019

Security	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	821	$73,274
Royal Gold Inc.	686	60,649
Schnitzer Steel Industries Inc., Class A	797	19,367
U.S. Steel Corp.	505	11,317

		266,843

Mortgage Real Estate Investment — 0.7%
Apollo Commercial Real Estate Finance Inc.	1,497	27,185
Capstead Mortgage Corp.	1,256	10,425
Chimera Investment Corp.	846	15,643
Granite Point Mortgage Trust Inc.	612	11,640
New Residential Investment Corp.	841	13,910
Ready Capital Corp.	643	10,372
Redwood Trust Inc.	853	13,051
Starwood Property Trust Inc.	1,461	32,770

		134,996

Multi-Utilities — 0.4%
Avista Corp.	1,323	53,462
Black Hills Corp.	143	10,150
MDU Resources Group Inc.	911	24,069

		87,681

Multiline Retail — 0.1%
Big Lots Inc.	377	11,887
Ollie’s Bargain Outlet Holdings Inc.(a)	114	10,057

		21,944

Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.(a)	1,322	11,449
California Resources Corp.(a)(b)	463	10,950
Callon Petroleum Co.(a)	1,813	13,869
Carrizo Oil & Gas Inc.(a)	785	8,619
Centennial Resource Development Inc./DE, Class A(a)	766	6,948
Chesapeake Energy Corp.(a)	7,861	23,269
Clean Energy Fuels Corp.(a)	5,264	12,055
CNX Resources Corp.(a)	973	10,314
CONSOL Energy Inc.(a)	279	10,588
Delek U.S. Holdings Inc.	574	20,308
Denbury Resources Inc.(a)	5,411	10,389
EnLink Midstream LLC	1,743	19,434
EQT Corp.	1,862	33,739
Equitrans Midstream Corp.(a)	1,051	18,540
Green Plains Inc.	648	10,109
Gulfport Energy Corp.(a)	1,237	9,475
Kosmos Energy Ltd.(a)	3,827	24,493
Matador Resources Co.(a)	515	9,579
Murphy Oil Corp.	548	15,837
Oasis Petroleum Inc.(a)	1,894	10,587
PBF Energy Inc., Class A	707	21,966
PDC Energy Inc.(a)	375	13,901
Peabody Energy Corp.	621	19,158
QEP Resources Inc.(a)	1,400	10,864
Range Resources Corp.	1,397	14,948
Renewable Energy Group Inc.(a)	377	10,017
SM Energy Co.	838	13,693
Southwestern Energy Co.(a)(b)	3,893	16,467
Tallgrass Energy LP	741	16,769
Tellurian Inc.(a)	965	9,901
Texas Pacific Land Trust	29	21,565
Whiting Petroleum Corp.(a)	410	9,992
World Fuel Services Corp.	617	17,085

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy Inc.(a)	2,216	$27,345

		514,222

Paper & Forest Products — 0.5%
Boise Cascade Co.	1,371	38,237
Domtar Corp.	678	34,517
Louisiana-Pacific Corp.	1,000	25,270

		98,024

Personal Products — 0.5%
Avon Products Inc.(a)	3,812	11,779
Edgewell Personal Care Co.(a)	255	11,312
Herbalife Nutrition Ltd.(a)	754	42,299
Medifast Inc.	141	17,968
Nu Skin Enterprises Inc., Class A	224	13,465
USANA Health Sciences Inc.(a)	95	9,357

		106,180

Pharmaceuticals — 1.4%
Aclaris Therapeutics Inc.(a)	1,341	8,690
Aerie Pharmaceuticals Inc.(a)	302	14,094
Amneal Pharmaceuticals Inc.(a)	724	9,796
Catalent Inc.(a)	976	42,183
Corcept Therapeutics Inc.(a)	843	10,512
Cymabay Therapeutics Inc.(a)	1,078	12,731
Endo International PLC(a)	1,152	12,660
Horizon Pharma PLC(a)	1,008	29,242
Intersect ENT Inc.(a)	432	14,684
Intra-Cellular Therapies Inc.(a)	712	9,697
Mallinckrodt PLC(a)	456	11,382
Medicines Co. (The)(a)	513	12,656
MyoKardia Inc.(a)	226	10,136
Pacira Pharmaceuticals Inc./DE(a)	245	10,089
Reata Pharmaceuticals Inc., Class A(a)	147	13,868
Revance Therapeutics Inc.(a)(b)	562	9,520
Supernus Pharmaceuticals Inc.(a)	314	12,824
TherapeuticsMD Inc.(a)	1,761	10,073
Theravance Biopharma Inc.(a)	450	10,921
Zogenix Inc.(a)	297	15,661

		281,419

Professional Services — 1.4%
ASGN Inc.(a)	337	21,706
Exponent Inc.	212	12,006
FTI Consulting Inc.(a)	407	30,183
GP Strategies Corp.(a)	659	11,032
Huron Consulting Group Inc.(a)	178	8,156
ICF International Inc.	273	20,617
InnerWorkings Inc.(a)	1,835	8,900
Insperity Inc.	263	33,209
Kelly Services Inc., Class A, NVS	1,024	24,709
Korn Ferry	447	21,809
Navigant Consulting Inc.	765	15,751
Resources Connection Inc.	569	9,884
TriNet Group Inc.(a)	525	32,177
TrueBlue Inc.(a)	751	17,288
WageWorks Inc.(a)	267	8,784

		276,211

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	1,169	21,428
HFF Inc., Class A	255	11,526
Howard Hughes Corp. (The)(a)(b)	381	42,436
Kennedy-Wilson Holdings Inc.	690	14,338

Security	Shares	Value

Real Estate Management & Development (continued)
Marcus & Millichap Inc.(a)	684	$26,416
Realogy Holdings Corp.	836	11,370
RMR Group Inc. (The), Class A	148	10,589
St. Joe Co. (The)(a)	842	13,085
Tejon Ranch Co.(a)	513	9,485

		160,673

Road & Rail — 0.7%
ArcBest Corp.	312	10,867
Avis Budget Group Inc.(a)	518	18,555
Genesee & Wyoming Inc., Class A(a)	405	33,210
Hertz Global Holdings Inc.(a)	578	11,040
Landstar System Inc.	129	14,020
Ryder System Inc.	715	44,444

		132,136

Semiconductors & Semiconductor Equipment — 2.8%
Brooks Automation Inc.	524	16,826
Cabot Microelectronics Corp.	365	41,281
Cirrus Logic Inc.(a)	765	30,699
Cree Inc.(a)	833	45,324
Cypress Semiconductor Corp.	1,971	30,413
Entegris Inc.	986	34,835
First Solar Inc.(a)	610	32,056
Ichor Holdings Ltd.(a)	456	9,562
Inphi Corp.(a)	258	11,151
Integrated Device Technology Inc.(a)	737	35,619
Kulicke & Soffa Industries Inc.	1,037	24,183
Lattice Semiconductor Corp.(a)	898	10,596
Mellanox Technologies Ltd.(a)(b)	320	34,381
MKS Instruments Inc.	207	17,154
Nanometrics Inc.(a)	461	13,120
Power Integrations Inc.	219	16,000
Rambus Inc.(a)	981	10,075
Semtech Corp.(a)	377	20,750
Silicon Laboratories Inc.(a)	306	24,792
SolarEdge Technologies Inc.(a)(b)	252	10,650
Teradyne Inc.	910	37,155
Universal Display Corp.	230	34,325
Versum Materials Inc.	263	12,887

		553,834

Software — 5.9%
2U Inc.(a)(b)	332	24,468
8x8 Inc.(a)	536	10,543
ACI Worldwide Inc.(a)	980	31,233
Aspen Technology Inc.(a)	216	21,753
Avaya Holdings Corp.(a)(b)	1,031	15,970
Benefitfocus Inc.(a)	169	8,301
Blackbaud Inc.	403	31,128
Blackline Inc.(a)	390	20,413
Box Inc., Class A(a)	592	11,982
Ceridian HCM Holding Inc.(a)	217	10,637
Cloudera Inc.(a)	1,154	16,814
Cornerstone OnDemand Inc.(a)	195	11,017
Coupa Software Inc.(a)	303	28,540
Ellie Mae Inc.(a)	179	17,809
Envestnet Inc.(a)	354	21,597
Everbridge Inc.(a)	161	11,384
Fair Isaac Corp.(a)	282	69,885
FireEye Inc.(a)	855	14,330
Five9 Inc.(a)	410	21,746

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Guidewire Software Inc.(a)	265	$24,311
HubSpot Inc.(a)	165	27,783
LivePerson Inc.(a)	508	14,204
LogMeIn Inc.	368	29,234
Manhattan Associates Inc.(a)	405	22,174
Mimecast Ltd.(a)	536	25,878
New Relic Inc.(a)	283	29,927
Nuance Communications Inc.(a)	1,258	21,097
Nutanix Inc., Class A(a)	918	45,983
Paycom Software Inc.(a)	317	57,608
Paylocity Holding Corp.(a)	322	28,197
Progress Software Corp.	284	10,445
Proofpoint Inc.(a)	225	26,570
Qualys Inc.(a)	178	14,886
Rapid7 Inc.(a)	285	13,119
RingCentral Inc., Class A(a)	478	50,329
SailPoint Technologies Holding Inc.(a)	406	12,521
SPS Commerce Inc.(a)	159	16,978
Teradata Corp.(a)	1,554	75,167
TiVo Corp.	1,020	10,231
Trade Desk Inc. (The), Class A(a)	170	33,582
Tyler Technologies Inc.(a)	124	25,394
Ultimate Software Group Inc. (The)(a)	188	62,322
Varonis Systems Inc.(a)	178	10,139
Verint Systems Inc.(a)	211	11,236
Workiva Inc.(a)	303	14,983
Zendesk Inc.(a)	599	47,333
Zscaler Inc.(a)	251	12,470

		1,173,651

Specialty Retail — 2.6%
Aaron’s Inc.	563	30,565
American Eagle Outfitters Inc.	1,543	31,477
Asbury Automotive Group Inc.(a)	193	13,856
At Home Group Inc.(a)	422	10,331
AutoNation Inc.(a)	344	12,129
Buckle Inc. (The)	563	10,804
Caleres Inc.	452	14,057
DSW Inc., Class A	428	12,673
Five Below Inc.(a)	330	39,716
Floor & Decor Holdings Inc., Class A(a)	331	12,307
Foot Locker Inc.	728	43,331
GameStop Corp., Class A	869	10,167
Genesco Inc.(a)	217	10,475
Group 1 Automotive Inc.	176	10,944
Guess? Inc.	488	10,926
Hibbett Sports Inc.(a)	552	10,234
Lithia Motors Inc., Class A	200	18,054
MarineMax Inc.(a)	507	9,952
Michaels Companies Inc. (The)(a)	720	10,181
Monro Inc.(b)	274	20,909
Murphy USA Inc.(a)	261	20,298
National Vision Holdings Inc.(a)	482	16,195
Office Depot Inc.	3,637	12,620
Rent-A-Center Inc./TX(a)	554	10,310
RH(a)	109	16,741
Sally Beauty Holdings Inc.(a)	806	14,564
Signet Jewelers Ltd.	554	15,573
Sleep Number Corp.(a)	279	12,178
Tailored Brands Inc.	772	10,005
Williams-Sonoma Inc.	623	36,234

Security	Shares	Value

Specialty Retail (continued)
Winmark Corp.	66	$11,369

		519,175

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	762	10,759
Cray Inc.(a)	441	10,818
NCR Corp.(a)	652	18,269
Pure Storage Inc., Class A(a)	777	15,913

		55,759

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s Inc.	176	17,149
Columbia Sportswear Co.	499	51,372
Crocs Inc.(a)	600	15,408
Deckers Outdoor Corp.(a)	264	39,059
Fossil Group Inc.(a)	669	10,463
Movado Group Inc.	462	16,184
Skechers U.S.A. Inc., Class A(a)	432	14,528
Unifi Inc.(a)	431	9,534
Wolverine World Wide Inc.	1,110	39,694

		213,391

Thrifts & Mortgage Finance — 1.5%
Columbia Financial Inc.(a)	674	10,804
Federal Agricultural Mortgage Corp., Class C, NVS	194	15,883
First Defiance Financial Corp.	364	11,262
Flagstar Bancorp. Inc.	313	10,223
HomeStreet Inc.(a)	1,019	28,430
LendingTree Inc.(a)	37	11,801
MGIC Investment Corp.(a)	2,765	35,890
Mr Cooper Group Inc.(a)	673	9,186
New York Community Bancorp. Inc.	4,097	51,254
NMI Holdings Inc., Class A(a)	418	10,095
OceanFirst Financial Corp.	764	19,253
Radian Group Inc.	819	16,675
TFS Financial Corp.	984	16,856
United Community Financial Corp./OH	993	9,950
Walker & Dunlop Inc.	193	10,769
Washington Federal Inc.	599	18,377
WSFS Financial Corp.	297	12,854

		299,562

Trading Companies & Distributors — 1.0%
Air Lease Corp.	324	12,105
Aircastle Ltd.	493	9,791
Beacon Roofing Supply Inc.(a)	578	20,964
Foundation Building Materials Inc.(a)	1,080	12,010
GATX Corp.	329	26,155
Herc Holdings Inc.(a)	242	10,648
MSC Industrial Direct Co. Inc., Class A	117	9,876
NOW Inc.(a)	675	9,740
Rush Enterprises Inc., Class A	257	10,773
SiteOne Landscape Supply Inc.(a)	298	16,006
Triton International Ltd.	403	13,263
Veritiv Corp.(a)	276	7,974
Watsco Inc.	132	18,993
WESCO International Inc.(a)	552	30,056

		208,354

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	957	39,132

Water Utilities — 0.1%
Aqua America Inc.	765	27,494

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)	558	$12,482
Gogo Inc.(a)(b)	2,632	12,081
Shenandoah Telecommunications Co.	377	16,754
Telephone & Data Systems Inc.	303	9,711

		51,028

Total Common Stocks — 99.8% (Cost: $18,799,888)		19,953,004

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	589,597	589,833
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	39,996	39,996

		629,829

Total Short-Term Investments — 3.1% (Cost: $629,709)		629,829

Total Investments in Securities — 102.9% (Cost: $19,429,597)		20,582,833

Other Assets, Less Liabilities — (2.9)%		(586,136)

Net Assets — 100.0%		$19,996,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	729,442	(139,845)	589,597	$589,833	$1,707	(b)	$(23)	$55
BlackRock Cash Funds: Treasury, SL Agency Shares	27,907	12,089	39,996	39,996	190		—	—

				$629,829	$1,897		$(23)	$55

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,953,004	$—	$—	$19,953,004
Money Market Funds	629,829	—	—	629,829

	$20,582,833	$—	$—	$20,582,833

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
CSL Ltd.	2,584	$356,206
GPT Group (The)	15,728	65,459

		421,665

Austria — 0.2%
Verbund AG	2,244	108,138

Belgium — 4.3%
Umicore SA	45,492	1,968,467

Canada — 0.2%
First Capital Realty Inc.	5,287	85,989

China — 8.8%
3SBio Inc.(a)	8,500	14,055
Beijing Enterprises Water Group Ltd.(b)	612,000	366,430
BYD Co. Ltd., Class H(b)	119,000	761,013
China Conch Venture Holdings Ltd.	8,500	28,370
China Everbright International Ltd.	289,000	282,749
China Longyuan Power Group Corp. Ltd., Class H	306,000	228,434
China Medical System Holdings Ltd.	34,000	35,777
China Mengniu Dairy Co. Ltd.	96,000	296,568
China Vanke Co. Ltd., Class H	164,900	626,006
CSPC Pharmaceutical Group Ltd.	32,000	54,626
Fullshare Holdings Ltd.(b)	40,000	8,000
Huaneng Renewables Corp. Ltd., Class H	612,000	186,333
New Oriental Education & Technology Group Inc., ADR(c)	10,149	832,827
Sihuan Pharmaceutical Holdings Group Ltd.	34,000	7,103
Sino Biopharmaceutical Ltd.	85,000	73,741
SOHO China Ltd.(c)	42,500	18,137
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	81,600	93,556
Xinyi Solar Holdings Ltd.	272,000	133,751

		4,047,476

Denmark — 5.4%
Genmab A/S(c)	102	17,645
H Lundbeck A/S	1,344	61,536
Novo Nordisk A/S, Class B	16,898	830,032
Vestas Wind Systems A/S	19,210	1,600,760

		2,509,973

France — 6.0%
Covivio	1,037	105,094
Danone SA	13,311	1,005,380
Gecina SA	510	75,728
Ipsen SA	336	46,525
Klepierre SA	5,032	175,852
Suez	105,621	1,351,241

		2,759,820

Germany — 3.1%
KION Group AG	6,188	353,159
OSRAM Licht AG	10,676	463,173
Vonovia SE	12,988	630,622

		1,446,954

Hong Kong — 2.3%
MTR Corp. Ltd.	32,000	183,852
Swire Properties Ltd.	13,600	54,575
WH Group Ltd.(a)	943,500	837,753

		1,076,180

India — 0.2%
Godrej Consumer Products Ltd.	1,548	14,644

Security	Shares	Value

India (continued)
Hindustan Unilever Ltd.	2,752	$67,039
Marico Ltd.	2,640	12,609
Nestle India Ltd.	112	16,754

		111,046

Indonesia — 0.1%
Indofood CBP Sukses Makmur Tbk PT	43,700	31,763
Unilever Indonesia Tbk PT	6,800	23,529

		55,292

Ireland — 1.2%
Kingspan Group PLC	11,203	528,899

Japan — 13.1%
Central Japan Railway Co	6,400	1,435,861
Chugai Pharmaceutical Co. Ltd.	1,600	108,803
Daiichi Sankyo Co. Ltd.	10,200	381,813
East Japan Railway Co.	19,100	1,829,015
Japan Retail Fund Investment Corp.	48	96,759
NH Foods Ltd.	17,600	642,688
Nippon Prologis REIT Inc.	17	36,162
Nisshin Seifun Group Inc.	8,000	171,613
Nissin Foods Holdings Co. Ltd.	1,800	124,991
Ono Pharmaceutical Co. Ltd.	5,100	104,845
Shionogi & Co. Ltd.	1,800	115,063
Sysmex Corp.	1,600	96,285
Terumo Corp.	2,000	122,530
TOTO Ltd.	10,200	386,211
Toyo Suisan Kaisha Ltd.	5,100	189,211
Unicharm Corp.	6,800	216,547

		6,058,397

Mexico — 0.3%
Gruma SAB de CV, Series B	5,920	64,160
Kimberly-Clark de Mexico SAB de CV, Class A	39,100	63,207

		127,367

Norway — 0.5%
Mowi ASA(c)	10,472	241,876

Singapore — 0.3%
CapitaLand Commercial Trust	28,895	41,486
CapitaLand Mall Trust	45,900	81,528

		123,014

South Korea — 1.5%
Samsung SDI Co. Ltd.	3,196	674,891

Spain — 1.1%
Siemens Gamesa Renewable Energy SA(c)	33,915	519,619

Sweden — 1.5%
Essity AB, Class B	25,398	709,054

Switzerland — 0.5%
Geberit AG, Registered	578	231,154

Taiwan — 4.2%
Innolux Corp.	4,318,000	1,438,094
Standard Foods Corp.	12,000	20,548
Uni-President Enterprises Corp.	192,000	467,890

		1,926,532

Thailand — 0.1%
BTS Group Holdings PCL, NVDR	95,200	31,419

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 11.4%
Barratt Developments PLC	171,496	$1,366,360
Berkeley Group Holdings PLC	13,634	716,316
Johnson Matthey PLC	45,968	1,891,124
Pearson PLC	114,937	1,293,346

		5,267,146

United States — 33.2%
AbbVie Inc.	22,882	1,813,170
ABIOMED Inc.(c)	119	39,806
Acuity Brands Inc.	2,924	380,471
Amgen Inc.	6,528	1,240,842
Baxter International Inc.	5,593	417,965
BioMarin Pharmaceutical Inc.(c)	1,136	105,943
Celgene Corp.(c)	11,441	950,976
Citrix Systems Inc.	6,086	642,073
Colgate-Palmolive Co.	8,789	578,931
DexCom Inc.(c)	459	63,953
Digital Realty Trust Inc.	4,046	457,684
Edwards Lifesciences Corp.(c)	1,190	201,455
Gilead Sciences Inc.	23,409	1,522,053
HCP Inc.	7,820	240,621
Hormel Foods Corp.	6,608	286,523
Jazz Pharmaceuticals PLC(c)	1,003	140,450
Kimberly-Clark Corp.	10,098	1,179,749
Procter & Gamble Co. (The)	18,785	1,851,262
Rockwell Automation Inc.	3,332	594,962
Tesla Inc.(c)	6,001	1,919,600
Vertex Pharmaceuticals Inc.(c)	969	182,899
VMware Inc., Class A	1,105	189,850
Xylem Inc./NY	4,488	339,068

		15,340,306

Total Common Stocks — 100.4% (Cost: $44,047,405)		46,370,674

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	147,580	$147,639
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	187,952	187,952

		335,591

Total Short-Term Investments — 0.7% (Cost: $335,541)		335,591

Total Investments in Securities — 101.1% (Cost: $44,382,946)		46,706,265

Other Assets, Less Liabilities — (1.1)%		(488,454)

Net Assets — 100.0%		$46,217,811

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	482,597	(335,017)	147,580	$147,639	$6,993	(b)	$(46)	$15
BlackRock Cash Funds: Treasury, SL Agency Shares	—	187,952	187,952	187,952	471		—	—

				$335,591	$7,464		$(46)	$15

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Impact ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,370,674	$—	$—	$46,370,674
Money Market Funds	335,591	—	—	335,591

	$46,706,265	$—	$—	$46,706,265

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares ESG MSCI EAFE ETF	iShares ESG MSCI USA ETF	iShares ESG MSCI USA Small-Cap ETF	iShares MSCI Global Impact ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$648,057,097	$160,991,468	$19,953,004	$46,370,674
Affiliated(c)	134,502	3,087,900	629,829	335,591
Foreign currency, at value(d)	1,015,136	—	—	526,178
Receivables:
Investments sold	31,237,794	7,857,730	945,988	5,364,162
Securities lending income — Affiliated	58	134	499	153
Dividends	1,395,894	303,755	15,546	20,585
Tax reclaims	204,637	—	18	19,460

Total assets	682,045,118	172,240,987	21,544,884	52,636,803

LIABILITIES
Collateral on securities loaned, at value	—	1,969,440	589,726	147,763
Payables:
Investments purchased	31,429,721	8,170,335	955,997	6,180,963
Capital shares redeemed	—	—	—	73,255
Investment advisory fees	96,094	17,875	2,464	17,011

Total liabilities	31,525,815	10,157,650	1,548,187	6,418,992

NET ASSETS	$650,519,303	$162,083,337	$19,996,697	$46,217,811

NET ASSETS CONSIST OF:
Paid-in capital	$646,176,055	$155,709,983	$19,055,718	$45,070,946
Accumulated earnings	4,343,248	6,373,354	940,979	1,146,865

NET ASSETS	$650,519,303	$162,083,337	$19,996,697	$46,217,811

Shares outstanding	10,400,000	2,650,000	750,000	800,000

Net asset value	$62.55	$61.16	$26.66	$57.77

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$1,857,283	$563,468	$140,162
(b) Investments, at cost — Unaffiliated	$634,849,798	$153,292,353	$18,799,888	$44,047,405
(c) Investments, at cost — Affiliated	$134,502	$3,109,450	$629,709	$335,541
(d) Foreign currency, at cost	$1,015,945	$—	$—	$526,298

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares ESG MSCI EAFE ETF	iShares ESG MSCI USA ETF	iShares ESG MSCI USA Small-Cap ETF	iShares MSCI Global Impact ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,029,055	$1,273,225	$100,921	$294,336
Dividends — Affiliated	4,180	17,856	190	471
Securities lending income — Affiliated — net	36,533	1,139	1,707	6,993
Foreign taxes withheld	(304,046)	—	(143)	(7,744)

Total investment income	4,765,722	1,292,220	102,675	294,056

EXPENSES
Investment advisory fees	463,542	89,303	10,677	95,750
Commitment fees	—	—	—	2

Total expenses	463,542	89,303	10,677	95,752

Net investment income	4,302,180	1,202,917	91,998	198,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(7,577,958)	(1,065,150)	(182,252)	(848,871)
Investments — Affiliated	101	(38,156)	(23)	(46)
In-kind redemptions — Unaffiliated	—	407,921	—	833,139
In-kind redemptions — Affiliated	—	1,082	—	—
Foreign currency transactions	(2,815)	—	—	(3,837)

Net realized loss	(7,580,672)	(694,303)	(182,275)	(19,615)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,325,931	(146,420)	276,405	166,407
Investments — Affiliated	(63)	15,304	55	15
Foreign currency translations	(9,310)	—	—	1,707

Net change in unrealized appreciation (depreciation)	1,316,558	(131,116)	276,460	168,129

Net realized and unrealized gain (loss)	(6,264,114)	(825,419)	94,185	148,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,961,934)	$377,498	$186,183	$346,818

(a) Net of foreign capital gain tax of	$—	$—	$—	$114

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	iShares ESG MSCI EAFE ETF		iShares ESG MSCI USA ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,302,180	$6,576,318	$1,202,917	$882,560
Net realized gain (loss)	(7,580,672)	735,748	(694,303)	680,790
Net change in unrealized appreciation (depreciation)	1,316,558	(3,528,915)	(131,116)	7,115,490

Net increase (decrease) in net assets resulting from operations	(1,961,934)	3,783,151	377,498	8,678,840

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,050,339)	(5,855,514)	(1,087,277)	(655,679)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	296,222,884	240,257,732	63,819,096	80,121,341

NET ASSETS(a)
Total increase in net assets	290,210,611	238,185,369	63,109,317	88,144,502
Beginning of period	360,308,692	122,123,323	98,974,020	10,829,518

End of period	$650,519,303	$360,308,692	$162,083,337	$98,974,020

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares ESG MSCI USA Small-Cap ETF			iShares MSCI Global Impact ETF
	Six Months Ended 02/28/19 (unaudited)	Period From 04/10/18 to 08/31/18	(a)	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$91,998	$50,020		$198,304	$706,075
Net realized gain (loss)	(182,275)	431,173		(19,615)	1,256,468
Net change in unrealized appreciation (depreciation)	276,460	876,776		168,129	(210,169)

Net increase in net assets resulting from operations	186,183	1,357,969		346,818	1,752,374

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(78,790)	(23,298)		(353,762)	(813,861)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,383,563	10,171,070		8,296,294	11,825,891

NET ASSETS(b)
Total increase in net assets	8,490,956	11,505,741		8,289,350	12,764,404
Beginning of period	11,505,741	—		37,928,461	25,164,057

End of period	$19,996,697	$11,505,741		$46,217,811	$37,928,461

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG MSCI EAFE ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Period From 06/28/16 to 08/31/16	(a)

Net asset value, beginning of period	$65.51		$64.28	$55.84	$50.87

Net investment income(b)	0.56		2.16	1.87	0.16
Net realized and unrealized gain (loss)(c)	(2.99)		0.83	7.68	4.81

Net increase (decrease) from investment operations	(2.43)		2.99	9.55	4.97

Distributions
From net investment income	(0.53)		(1.76)	(1.11)	—

Total distributions	(0.53)		(1.76)	(1.11)	—

Net asset value, end of period	$62.55		$65.51	$64.28	$55.84

Total Return
Based on net asset value	(3.65	)%(d)	4.64%	17.16%	9.79	%(d)

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.38%	0.40	%(e)

Net investment income	1.86	%(e)	3.22%	3.10%	1.67	%(e)

Supplemental Data
Net assets, end of period (000)	$650,519		$360,309	$122,123	$5,584

Portfolio turnover rate(f)	14	%(d)	24%	9%	5	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Period From 12/01/16 to 08/31/17	(a)

Net asset value, beginning of period	$63.85		$54.15	$47.79

Net investment income(b)	0.59		1.09	0.71
Net realized and unrealized gain (loss)(c)	(2.70)		9.52	6.22

Net increase (decrease) from investment operations	(2.11)		10.61	6.93

Distributions
From net investment income	(0.58)		(0.80)	(0.57)
From net realized gain	—		(0.11)	—

Total distributions	(0.58)		(0.91)	(0.57)

Net asset value, end of period	$61.16		$63.85	$54.15

Total Return
Based on net asset value	(3.26	)%(d)	19.79%	14.55	%(d)

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.27	%(e)

Net investment income	2.02	%(e)	1.83%	1.85	%(e)

Supplemental Data
Net assets, end of period (000)	$162,083		$98,974	$10,830

Portfolio turnover rate(f)	13	%(d)	28%	22	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)		Period From 04/10/18 to 08/31/18	(a)

Net asset value, beginning of period	$28.76		$25.47

Net investment income(b)	0.19		0.12
Net realized and unrealized gain (loss)(c)	(2.10)		3.23

Net increase (decrease) from investment operations	(1.91)		3.35

Distributions
From net investment income	(0.19)		(0.06)

Total distributions	(0.19)		(0.06)

Net asset value, end of period	$26.66		$28.76

Total Return
Based on net asset value	(6.62	)%(d)	13.16	%(d)

Ratios to Average Net Assets
Total expenses	0.17	%(e)	0.17	%(e)

Net investment income	1.46	%(e)	1.17	%(e)

Supplemental Data
Net assets, end of period (000)	$19,997		$11,506

Portfolio turnover rate(f)	20	%(d)	15	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Impact ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Period From 04/20/16 to 08/31/16	(a)

Net asset value, beginning of period	$58.35		$55.92	$49.61	$48.70

Net investment income(b)	0.28		1.32	1.05	0.49
Net realized and unrealized gain (loss)(c)	(0.35)		2.65	6.44	0.65

Net increase (decrease) from investment operations	(0.07)		3.97	7.49	1.14

Distributions
From net investment income	(0.51)		(1.54)	(1.18)	(0.23)

Total distributions	(0.51)		(1.54)	(1.18)	(0.23)

Net asset value, end of period	$57.77		$58.35	$55.92	$49.61

Total Return
Based on net asset value	(0.05	)%(d)	7.16%	15.27%	2.38	%(d)

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.49%	0.49%	0.49	%(e)

Net investment income	1.01	%(e)	2.26%	2.05%	2.76	%(e)

Supplemental Data
Net assets, end of period (000)	$46,218		$37,928	$25,164	$14,884

Portfolio turnover rate(f)	23	%(d)	36%	32%	28	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG MSCI EAFE(a)	Non-diversified
ESG MSCI USA(b)	Non-diversified
ESG MSCI USA Small-Cap(c)	Non-diversified
MSCI Global Impact	Non-diversified

(a)	Formerly the iShares MSCI EAFE ESG Optimized ETF.
(b)	Formerly the iShares MSCI USA ESG Optimized ETF.
(c)	Formerly the iShares MSCI USA Small-Cap ESG Optimized ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
ESG MSCI USA
Barclays Bank PLC	$363,322	$363,322		$—	$—
Credit Suisse Securities (USA) LLC	609,792	609,792		—	—
HSBC Bank PLC	20,152	20,152		—	—
JPMorgan Securities LLC	864,017	864,017		—	—

	$1,857,283	$1,857,283		$—	$—

ESG MSCI USA Small-Cap
Citigroup Global Markets Inc.	$120,368	$120,368		$—	$—
Credit Suisse Securities (USA) LLC	70,836	70,836		—	—
Jefferies LLC	14,073	14,073		—	—
Merrill Lynch, Pierce, Fenner & Smith	139,276	139,276		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	218,915	218,915		—	—

	$563,468	$563,468		$—	$—

MSCI Global Impact
Credit Suisse Securities (USA) LLC	$6,650	$6,650		$—	$—
Morgan Stanley & Co. LLC	133,512	133,512		—	—

	$140,162	$140,162		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG MSCI EAFE	0.20%
ESG MSCI USA	0.15
ESG MSCI USA Small-Cap	0.17
MSCI Global Impact	0.49

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of the iShares ESG MSCI USA ETF and iShares ESG MSCI USA Small-Cap ETF (the “Group 1 Funds”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares ESG MSCI EAFE ETF and iShares MSCI Global Impact ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, each Group 1 Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG MSCI EAFE	$7,617
ESG MSCI USA	494
ESG MSCI USA Small-Cap	700
MSCI Global Impact	1,373

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
ESG MSCI USA Small-Cap	$147,357	$51,041

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
ESG MSCI EAFE	$81,487,953	$66,063,731
ESG MSCI USA	17,148,360	16,216,566
ESG MSCI USA Small-Cap	3,008,775	2,672,651
MSCI Global Impact	12,495,386	8,948,676

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG MSCI EAFE	$281,230,928	$—
ESG MSCI USA	66,302,836	2,756,408
ESG MSCI USA Small-Cap	8,111,944	—
MSCI Global Impact	7,765,803	2,815,847

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
ESG MSCI EAFE	$882,925
ESG MSCI USA	262,024
ESG MSCI USA Small-Cap	23,619
MSCI Global Impact	355,146

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG MSCI EAFE	$637,198,237	$33,804,409	$(22,811,047)	$10,993,362
ESG MSCI USA	157,201,768	10,584,811	(3,707,211)	6,877,600
ESG MSCI USA Small-Cap	19,476,083	1,725,770	(619,020)	1,106,750
MSCI Global Impact	45,235,982	3,342,491	(1,872,208)	1,470,283

8.	LINE OF CREDIT

The iShares MSCI Global Impact ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2019.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
ESG MSCI EAFE
Shares sold	4,900,000	$296,222,884	3,900,000	$260,403,061
Shares redeemed	—	—	(300,000)	(20,145,329)

Net increase	4,900,000	$296,222,884	3,600,000	$240,257,732

ESG MSCI USA
Shares sold	1,150,000	$66,584,517	1,500,000	$89,172,682
Shares redeemed	(50,000)	(2,765,421)	(150,000)	(9,051,341)

Net increase	1,100,000	$63,819,096	1,350,000	$80,121,341

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
ESG MSCI USA Small-Cap
Shares sold	350,000	$8,383,563	550,000	$14,302,173
Shares redeemed	—	—	(150,000)	(4,131,103)

Net increase	350,000	$8,383,563	400,000	$10,171,070

MSCI Global Impact
Shares sold	200,000	$11,185,396	350,000	$20,618,217
Shares redeemed	(50,000)	(2,889,102)	(150,000)	(8,792,326)

Net increase	150,000	$8,296,294	200,000	$11,825,891

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Net Realized Gains
ESG MSCI EAFE	$5,855,514	$—
ESG MSCI USA	618,499	37,180
ESG MSCI USA Small-Cap	23,298	—
MSCI Global Impact	813,861	—

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
ESG MSCI EAFE	$1,327,436
ESG MSCI USA	336,441
ESG MSCI USA Small-Cap	26,722
MSCI Global Impact	14,562

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG MSCI EAFE(a)	$0.470176	$—	$0.055842	$0.526018	89%	—%	11%	100%
ESG MSCI USA(a)	0.489244	—	0.090814	0.580058	84	—	16	100
ESG MSCI USA Small-Cap(a)	0.156722	—	0.028298	0.185020	85	—	15	100
MSCI Global Impact(a)	0.491795	—	0.013579	0.505374	97	—	3	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

      For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 29, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 29, 2019